SEC. File Nos. 33-12447
                                    811-5104


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A
                             Registration Statement
                                      Under
                           the Securities Act of 1933
                         Post-Effective Amendment No. 26
                                       and
                             Registration Statement
                                      Under
                       The Investment Company Act of 1940
                                Amendment No. 27


                          CAPITAL WORLD BOND FUND, INC.
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)

               Registrant's telephone number, including area code:
                                 (213) 486-9200


                          JULIE F. WILLIAMS, Secretary
                          Capital World Bond Fund, Inc.
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                             Robert E. Carlson, Esq.
                      PAUL, HASTINGS, JANOFSKY & WALKER LLP
                              515 S. Flower Street
                           Los Angeles, CA 90071-2228
                          (Counsel for the Registrant)



                  Approximate date of proposed public offering:
      It is proposed that this filing become effective on December 1, 2003, pursuant to paragraph (b) of rule 485.

[logo - American Funds (sm)]            The right choice for the long term/(R)/




Capital World
Bond Fund/(R)/













TABLE OF CONTENTS
 1    Risk/Return summary
 5    Fees and expenses of the fund
 7    Investment objective, strategies and risks
11    Management and organization
13    Shareholder information
14    Choosing a share class
16    Purchase and exchange of shares
18    Sales charges
21    Sales charge reductions and waivers
23    Individual Retirement Account (IRA) rollovers
23    Plans of distribution
24    How to sell shares
26    Distributions and taxes
27    Financial highlights


 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


 PROSPECTUS







 December 1, 2003

Risk/Return summary

The fund seeks to provide you, over the long term, with a high level of total return as is consistent with prudent management, by investing primarily in investment grade bonds denominated in U.S. dollars or other currencies. The fund may also invest in lower quality, higher yielding debt securities. Bonds held in the fund's portfolio may provide total return through interest income, changes in the market value of the fund's investments and changes in the value of other currencies relative to the U.S. dollar.

The fund is designed for investors seeking returns through a portfolio of bonds issued by entities based around the world. Your investment in the fund is subject to risks, including the possibility that the value of the fund's investments may fluctuate in response to economic, political or social events in the United States or abroad. The values of and the income generated by debt securities owned by the fund may be affected by changing interest rates and credit risk assessments. Lower quality or longer maturity bonds may be subject to greater price fluctuations than higher quality or shorter maturity bonds.

Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.

The fund is non-diversified, which allows it to invest a greater percentage of its assets in any one issuer. However, the fund intends to limit its investments in the securities of any single issuer.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.


                                     1
Capital World Bond Fund / Prospectus

HISTORICAL INVESTMENT RESULTS

The bar chart and Investment Results table below provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's investment results from year to year. The Investment Results table shows how the fund's average annual total returns for various periods compare with those of a broad measure of market performance. All fund results reflect the reinvestment of dividends and capital gain distributions. Figures shown are past results and are not predictive of future results.



[begin - bar chart]
Calendar year total returns for Class A shares
(Results do not reflect taxes and do not include a sales charge; if a sales charge were included, results would be lower.)

1993            16.73%
1994            -1.43
1995            21.41
1996             6.35
1997            -0.36
1998            10.16
1999            -3.18
2000             1.46
2001             1.53
2002            16.45

[end - bar chart]


Highest/Lowest quarterly results during this time period were:

HIGHEST                                  7.43%  (quarter ended March 31, 1995)
LOWEST                                  -2.71%  (quarter ended March 31, 1997)


The cumulative total return for the nine months ended September 30, 2003, was 13.08%.


                                     2
                                           Capital World Bond Fund / Prospectus

Unlike the bar chart above, the Investment Results table below reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the maximum initial or contingent deferred sales charge imposed.

The fund's investment results reflect the following sales charges:

 . Class A share results reflect the maximum initial sales charge of 3.75%.
   Class A sales charges are reduced or eliminated for purchases of $100,000 or more.

 . Class B share results reflect the applicable contingent deferred sales charge. These charges begin to decline after 12 months and are eliminated after six years.

 . Class C share results reflect a contingent deferred sales charge of 1%. This charge applies if shares are sold within one year of purchase.

 . Class F shares are sold without any initial or contingent deferred sales charge.

Results would be higher if calculated without sales charges.

The fund's results are shown on a pretax and after-tax basis, as required by Securities and Exchange Commission rules. Total returns shown "after taxes on distributions" reflect the effect of taxes on distributions (for example, dividends or capital gain distributions) by the fund. Total returns shown "after taxes on distributions and sale of fund shares" assume that you sold your fund shares at the end of the particular time period and, as a result, reflect the effect of both taxes on distributions by the fund and taxes on any gain or loss realized upon the sale of the shares.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.

YOUR ACTUAL AFTER-TAX RETURNS DEPEND ON YOUR INDIVIDUAL TAX SITUATION AND LIKELY WILL DIFFER FROM THE RESULTS SHOWN BELOW. IN ADDITION, AFTER-TAX RETURNS MAY NOT BE RELEVANT IF YOU HOLD YOUR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS A 401(K) PLAN, INDIVIDUAL RETIREMENT ACCOUNT OR COLLEGEAMERICA/SM/ ACCOUNT.

Because the fund's Class 529 shares were first available on February 15, 2002, comparable results for these share classes are not available for the 2002 calendar year.

Unlike the Investment Results table on page 4, the Additional Investment Results table on page 9 reflects the fund's results calculated without sales charges.


                                     3
Capital World Bond Fund / Prospectus

 INVESTMENT RESULTS (WITH MAXIMUM SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002:
                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 CLASS A -- FIRST SOLD 8/4/87
 Before taxes                          12.06%   4.26%    6.19%        7.14%
 After taxes on distributions          10.95    2.68     4.00          N/A
 After taxes on distributions and       7.36    2.61     3.88          N/A
sale of fund shares
-------------------------------------------------------------------------------
 CLASS B -- FIRST SOLD 3/15/00
 Before taxes                          10.55%    N/A      N/A         5.15%
-------------------------------------------------------------------------------
 CLASS C -- FIRST SOLD 3/15/01
 Before taxes                          14.52%    N/A      N/A         8.82%
-------------------------------------------------------------------------------
 CLASS F -- FIRST SOLD 3/16/01
 Before taxes                          16.43%    N/A      N/A        10.02%
-------------------------------------------------------------------------------
 INDEXES (BEFORE TAXES)
 Lehman Brothers Global Aggregate      16.53%   5.66%    6.68%         N/A
  Bond Index/2/
 Citigroup World Government Bond       19.49    5.82     6.64         7.88%
  Index/3/
 Lipper Global Income Funds            11.44    4.36     6.07         6.39
  Average/4/
 Consumer Price Index/5/                2.38    2.32     2.46         3.05
-------------------------------------------------------------------------------
 Class A 30-day yield at September 30, 2003: 3.81%
 (For current yield information, please call American FundsLine at
  800/325-3590.)



/1/ Lifetime results for each share class are measured from the date the share class was first sold. Lifetime results for the indexes shown are measured from the date Class A shares were first sold.
/2/ Lehman Brothers Global Aggregate Bond Index represents investment-grade debt. This index is unmanaged and reflects reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes. This index was not in existence as of the date Capital Research and Management Company became the fund's investment adviser; therefore, lifetime results are not shown.
/3/ Citigroup World Government Bond Index (formerly Salomon Smith Barney World
    Government Bond Index) includes the following 21 government bond markets:
    Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Japan, the Netherlands, Norway, Poland, Portugal, Spain, Sweden, Switzerland, the United Kingdom and the United States. The index also includes eligible markets which must total at least U.S. $20 billion, DM 30 billion and 2.5 trillion yen for three consecutive months. This index is unmanaged and reflects reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.
/4/ Lipper Global Income Funds Average represents an average of funds that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States. The results of the underlying funds in the average include the reinvestment of dividends, capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
/5/ Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.


                                     4
                                           Capital World Bond Fund / Prospectus

Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.


 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                        CLASS A/1/  CLASS B/1/  CLASS C/1/  CLASS 529-E/2/   CLASS F/1,//3/
--------------------------------------------------------------------------------------------
 Maximum sales charge
 on purchases           3.75%/4/       none        none          none             none
 (as a percentage of
 offering price)
--------------------------------------------------------------------------------------------
 Maximum sales charge      none        none        none          none             none
 on reinvested
 dividends
--------------------------------------------------------------------------------------------
 Maximum contingent      none/5/    5.00%/6/    1.00%/7/         none             none
 deferred sales charge
--------------------------------------------------------------------------------------------
 Redemption or             none        none        none          none             none
 exchange fees



/1/ Includes a version of this class offered through CollegeAmerica, a 529 college savings plan sponsored by the Virginia College Savings Plan,/SM/ an agency of the Commonwealth of Virginia.
/2/ Class 529-E shares are available only through CollegeAmerica to employer-sponsored plans.
/3/ Class F and 529-F shares are generally available only to fee-based programs of investment dealers that have special agreements with the fund's distributor and to certain registered investment advisers.
/4/ The sales charge is reduced or eliminated for purchases of $100,000 or more.

/5/ A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following purchases of $1 million or more made without a sales charge.

/6/ The contingent deferred sales charge is reduced after 12 months and eliminated after six years.
/7/ The contingent deferred sales charge is eliminated after 12 months.



 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                    CLASS A  CLASS B  CLASS C  CLASS F
-------------------------------------------------------------------------------
 Management fees                     0.62%    0.62%    0.62%    0.62%
-------------------------------------------------------------------------------
 Distribution and/or service         0.24     1.00     1.00     0.25
 (12b-1) fees/8/
-------------------------------------------------------------------------------
 Other expenses                      0.23     0.24     0.30     0.29
-------------------------------------------------------------------------------
 Total annual fund operating         1.09     1.86     1.92     1.16
 expenses
 Expense reimbursement/9/            0.05     0.05     0.05     0.05
 Net expenses                        1.04     1.81     1.87     1.11
                                     CLASS    CLASS    CLASS    CLASS    CLASS

                                     529-A    529-B    529-C    529-E    529-F
-------------------------------------------------------------------------------
 Management fees                     0.62%    0.62%    0.62%    0.62%    0.62%
-------------------------------------------------------------------------------
 Distribution and/or service         0.08     1.00     1.00     0.50     0.25
 (12b-1) fees/10/
-------------------------------------------------------------------------------
 Other expenses/11/                  0.37     0.42     0.40     0.36     0.36
-------------------------------------------------------------------------------
 Total annual fund operating         1.07     2.04     2.02     1.48     1.23
 expenses
 Expense reimbursement/9/            0.05     0.05     0.05     0.05     0.05
 Net expenses                        1.02     1.99     1.97     1.43     1.18



/8/ Class A and F 12b-1 fees may not exceed 0.30% and 0.50%, respectively, of each class' average net assets annually. Class B and C 12b-1 fees will always be 1.00% of each class' average net assets annually.
/9/ Capital Research and Management Company voluntarily reduced fees for investment advisory services.
/10/Class 529-A and 529-F 12b-1 fees may not exceed 0.50% of each class' average net assets annually. Class 529-B and 529-C 12b-1 fees will always be 1.00% of each class' average net assets annually. Class 529-E 12b-1 fees may not exceed 0.75% of the class' average net assets annually.
/11/Includes 0.10% paid to the Virginia College Savings Plan for administrative services it provides in overseeing CollegeAmerica.


                                     5
Capital World Bond Fund / Prospectus

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The examples assuming redemption do not reflect the effect of any taxable gain or loss at the time of the redemption.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:


                                           1 YEAR  3 YEARS  5 YEARS   10 YEARS
-------------------------------------------------------------------------------
 Class A/1,6/                               $477   $  694   $  927     $1,598
-------------------------------------------------------------------------------
 Class B -- assuming redemption/2,6/         684      969    1,180      1,924
-------------------------------------------------------------------------------
 Class B -- assuming no redemption/3//,6/    184      569      980      1,924
-------------------------------------------------------------------------------
 Class C -- assuming redemption/4//,6/       290      588    1,011      2,190
-------------------------------------------------------------------------------
 Class C -- assuming no redemption/6/        190      588    1,011      2,190
-------------------------------------------------------------------------------
 Class F -- excludes intermediary            113      353      612      1,352
fees/5//,6/
-------------------------------------------------------------------------------
 Class 529-A/1,6/                            475      688      917      1,576
-------------------------------------------------------------------------------
 Class 529-B -- assuming redemption/2,6/     702    1,024    1,273      2,066
-------------------------------------------------------------------------------
 Class 529-B -- assuming no                  202      624    1,073      2,066
redemption/3//,6/
-------------------------------------------------------------------------------
 Class 529-C -- assuming                     300      618    1,062      2,296
redemption/4//,6/
-------------------------------------------------------------------------------
 Class 529-C -- assuming no redemption/6/    200      618    1,062      2,296
-------------------------------------------------------------------------------
 Class 529-E/6/                              146      452      782      1,713
-------------------------------------------------------------------------------
 Class 529-F -- excludes intermediary        120      375      649      1,432
fees/5//,6/



/1/ Reflects the maximum initial sales charge in the first year.

/2/ Reflects applicable contingent deferred sales charges through year six and Class A or 529-A expenses for years nine and 10 because Class B and 529-B shares automatically convert to Class A and 529-A shares, respectively, after eight years.
/3/ Reflects Class A or 529-A expenses for years nine and 10 because Class B and 529-B shares automatically convert to Class A and 529-A shares, respectively, after eight years.
/4/ Reflects a contingent deferred sales charge in the first year.
/5/ Does not include fees charged by financial intermediaries, which are independent of fund expenses and will increase the overall cost of your investment. Intermediary fees typically range from 0.50% to 3.00% of assets annually depending on the services offered.
/6/ Reflects expenses paid by Capital Research and Management Company.


                                     6
                                           Capital World Bond Fund / Prospectus

Investment objective, strategies and risks

The fund's investment objective is to provide you, over the long term, with a high level of total return as is consistent with prudent investment management. The fund invests primarily in debt securities of governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars. Normally, the fund's debt obligations will consist substantially of investment grade bonds (rated Baa or better by Moody's Investors Service, Inc. or BBB or better by Standard & Poor's Corporation or unrated but determined to be of equivalent quality). The fund may also invest up to 25% of its assets in lower quality, higher yielding debt securities (rated Ba and BB or below or unrated but determined to be of equivalent quality).

The values of and the income generated by most debt securities held by the fund may be affected by changing interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by differing securities regulations, higher transaction costs and administrative difficulties, such as delays in clearing and settling portfolio transactions.

The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and ongoing credit analysis of each issuer as well as by monitoring economic and legislative developments. Although the fund is non-diversified, the fund intends to limit the amount it invests in any single issuer.


                                     7
Capital World Bond Fund / Prospectus

The fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objective in a period of rising market prices; conversely, it could reduce the fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek attractively priced securities that, in its opinion, represent above-average long-term investment opportunities. The investment adviser believes that the best way to accomplish this is through fundamental analysis, including meeting with government officials, central banks and company executives. Securities may be sold when the investment adviser believes they no longer represent good long-term value.


                                     8
                                           Capital World Bond Fund / Prospectus

ADDITIONAL INVESTMENT RESULTS

Unlike the Investment Results table on page 4, the table below reflects the fund's results calculated without sales charges.



 ADDITIONAL INVESTMENT RESULTS (WITHOUT SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002:
                                   1 YEAR   5 YEARS   10 YEARS    LIFETIME/1/
 CLASS A -- FIRST SOLD 8/4/87
 Before taxes                      16.45%    5.05%      6.59%         7.41%
 After taxes on distributions      15.30     3.46       4.40           N/A
 After taxes on distributions and  10.05     3.26       4.23           N/A
sale of fund shares
-------------------------------------------------------------------------------
 CLASS B -- FIRST SOLD 3/15/00
 Before taxes                      15.55%     N/A        N/A          6.44%
-------------------------------------------------------------------------------
 CLASS C -- FIRST SOLD 3/15/01
 Before taxes                      15.52%     N/A        N/A          8.82%
-------------------------------------------------------------------------------
 CLASS F -- FIRST SOLD 3/16/01
 Before taxes                      16.43%     N/A        N/A         10.02%
-------------------------------------------------------------------------------
 INDEXES (BEFORE TAXES)
 Lehman Brothers Global Aggregate  16.53%    5.66%      6.68%          N/A
  Bond Index/2/
 Citigroup World Government Bond   19.49     5.82       6.64          7.88%
  Index/3/
 Lipper Global Income Funds        11.44     4.36       6.07          6.39
  Average/4/
 Consumer Price Index/5/            2.38     2.32       2.46          3.05
-------------------------------------------------------------------------------
 Class A distribution rate at December 31, 2002: 2.43%/6/
 (For current distribution rate information, please call American FundsLine at 800/325-3590.)



/1/ Lifetime results for each share class are measured from the date the share class was first sold. Lifetime results for the indexes shown are measured from the date Class A shares were first sold.
/2/ Lehman Brothers Global Aggregate Bond Index represents investment-grade debt. This index is unmanaged and reflects reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes. This index was not in existence as of the date Capital Research and Management Company became the fund's investment adviser; therefore, lifetime results are not shown.
/3/ Citigroup World Government Bond Index (formerly Salomon Smith Barney World
    Government Bond Index) includes the following 21 government bond markets:
    Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Japan, the Netherlands, Norway, Poland, Portugal, Spain, Sweden, Switzerland, the United Kingdom and the United States. The index also includes eligible markets which must total at least U.S. $20 billion, DM 30 billion and 2.5 trillion yen for three consecutive months. This index is unmanaged and reflects reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.
/4/ Lipper Global Income Funds Average represents an average of funds that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States. The results of the underlying funds in the average include the reinvestment of dividends, capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
/5/ Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

/6/ The distribution rate is based on actual distributions paid to shareholders over a 12-month period. Capital gain distributions are added back to the net asset value to determine the rate.


                                     9
Capital World Bond Fund / Prospectus

[begin - pie chart]
Holdings by  type of investment as of September 30, 2003

Non-U.S. government/agency securities           58.2%
Non-U.S. corporate bonds                        12.8
U.S. corporate bonds                            11.8
Mortgage- and asset-backed securities            5.5
U.S. Treasury notes & bonds                      3.9
U.S. government agency notes & bonds             1.0
Equity-related securities                        0.3
Municipal securities                             0.1
Cash & equivalents                               6.4

[end - pie chart]

[begin - world map]

Holdings of debt securities by geographic region (by currency) as of September 30, 2003

Canada                   2.2%
United States           37.4
Europe                  51.4
Australia/New Zealand    2.6
Japan                    6.4

[end - world map]


 BOND HOLDINGS BY QUALITY CATEGORY AS OF SEPTEMBER 30, 2003
 See the statement of additional information for a description of quality categories.
---------------------------------------------------PERCENT OF NET ASSETS-------
 Aaa/AAA                                                   48.3%
-------------------------------------------------------------------------------
 Aa/AA                                                     10.2
-------------------------------------------------------------------------------
 A/A                                                        9.9
-------------------------------------------------------------------------------
 Baa/BBB                                                    8.8
-------------------------------------------------------------------------------
 Ba/BB                                                      6.5
-------------------------------------------------------------------------------
 B/B                                                        8.1
-------------------------------------------------------------------------------
 Caa/CCC                                                    1.4
 Ca/CC                                                      0.1


Because the fund is actively managed, its holdings will change over time.


For updated information on the fund's portfolio holdings, please visit us at americanfunds.com.


                                     10
                                           Capital World Bond Fund / Prospectus

Management and organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is located at 333 South Hope Street, Los Angeles, CA 90071 and 135 South State College Boulevard, Brea, CA 92821. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears above in the Annual Fund Operating Expenses table.


                                     11
Capital World Bond Fund / Prospectus

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for Capital World Bond Fund are:



 PORTFOLIO COUNSELOR/ FUND       PORTFOLIO COUNSELOR       PRIMARY TITLE WITH INVESTMENT ADVISER (OR
 TITLE (IF APPLICABLE)         EXPERIENCE IN THIS FUND     AFFILIATE) AND INVESTMENT EXPERIENCE
 MARK H. DALZELL                      13 years             Senior Vice President, Capital Research Company
 Executive Vice President
                                                           Investment professional for 26 years in total;
                                                           15 years with Capital Research and Management
                                                           Company or affiliate

------------------------------------------------------------------------------------------------------------
 THOMAS H. HOGH                        8 years             Vice President, Capital International Research,
 Vice President                  (plus 2 years prior       Inc.
                              experience as a research
                              professional for the fund)   Investment professional for 17 years in total;
                                                           14 years with Capital Research and Management
                                                           Company or affiliate
------------------------------------------------------------------------------------------------------------
 JAMES R. MULALLY                     16 years             Senior Vice President, Capital International
                                                           Limited

                                                           Investment professional for 27 years in total;
                                                           23 years with Capital Research and Management
                                                           Company or affiliate
------------------------------------------------------------------------------------------------------------
 ROBERT H. NEITHART                    4 years             Executive Vice President and Director, Capital
                                 (plus 4 years prior       International Research, Inc.
                              experience as a research
                             professional for the fund)    Investment professional for 16 years, all with
                                                           Capital Research and Management Company or
                                                           affiliate
------------------------------------------------------------------------------------------------------------
 SUSAN M. TOLSON                       4 years             Senior Vice President, Capital Research Company

                                                           Investment professional for 15 years in total;
                                                           14 years with Capital Research and Management
                                                           Company or affiliate







                                     12
                                           Capital World Bond Fund / Prospectus

Shareholder information

SHAREHOLDER SERVICES

American Funds Service Company, the fund's transfer agent, offers a wide range of services that you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days' written notice. For your convenience, American Funds Service Company has four service centers across the country.

AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
Call toll-Free from anywhere in the United States
(8 a.m. to 8 p.m. ET): 800/421-0180
Access the American Funds website : americanfunds.com

                             [map of the United States]

Western            Western Central     Eastern Central        Eastern
service center     service center      service center         service center
American Funds     American Funds      American Funds         American Funds
Service Company    Service Company     Service Company        Service Company
P.O. Box 25065     P.O. Box 659522     P.O. Box 6007          P.O. Box 2280
Santa Ana,         San Antonio, Texas  Indianapolis, Indiana  Norfolk, Virginia
California         78265-9522          46206-6007             23501-2280
92799-5065         Fax: 210/474-4352   Fax: 317/735-6636      Fax: 757/670-4761
Fax: 714/671-7133


A MORE DETAILED DESCRIPTION OF POLICIES AND SERVICES IS INCLUDED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION AND THE OWNER'S GUIDE SENT TO NEW AMERICAN FUNDS SHAREHOLDERS ENTITLED WELCOME. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY RELATING TO THEIR COLLEGEAMERICA ACCOUNT(S). These documents are available by writing or calling American Funds Service Company.


                                     13
Capital World Bond Fund / Prospectus

Choosing a share class

The fund offers different classes of shares through this prospectus. Class A, B, C and F shares may be purchased through various investment programs or accounts, including many types of retirement plans. The services or share classes available to you may vary depending upon how you wish to purchase shares of the fund.

Investors residing in any state may purchase Class 529-A, 529-B, 529-C, 529-E and 529-F shares through an account established with CollegeAmerica. Class 529-A, 529-B, 529-C and 529-F shares are structured similarly to the corresponding Class A, B, C and F shares. For example, the same initial sales charges apply to Class 529-A shares as to Class A shares. Class 529-E shares are available only to investors participating in CollegeAmerica through an eligible employer plan.

Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best fits your situation. WHEN YOU PURCHASE SHARES OF THE FUND, YOU MUST CHOOSE A SHARE CLASS. IF NONE IS CHOSEN, YOUR INVESTMENT WILL BE MADE IN CLASS A SHARES OR, IN THE CASE OF A COLLEGEAMERICA INVESTMENT, CLASS 529-A SHARES.

Factors you should consider in choosing a class of shares include:

.. how long you expect to own the shares;

.. how much you intend to invest;

.. total expenses associated with owning shares of each class;

.. whether you qualify for any reduction or waiver of sales charges (for example, Class A or 529-A shares may be a less expensive option over time if you qualify for a sales charge reduction or waiver);

.. whether you plan to take any distributions in the near future (for example, the contingent deferred sales charge will not be waived if you sell your Class 529-B or 529-C shares to cover higher education expenses);

.. availability of share classes:

 -- Class B and C shares are generally not available to certain retirement plans, including employer-sponsored retirement plans such as 401(k) plans, 457 plans, employer-sponsored 403(b) plans and money purchase pension and profit-sharing plans; and

 -- Class F and 529-F shares are generally available only to fee-based programs of investment dealers that have special agreements with the fund's distributor and to certain registered investment advisers.

EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

UNLESS OTHERWISE NOTED, REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C OR F SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F SHARES.


                                     14
                                           Capital World Bond Fund / Prospectus

 SUMMARY OF THE PRIMARY DIFFERENCES AMONG SHARE CLASSES
 CLASS A SHARES
 Initial sales charge    up to 3.75% (reduced or eliminated for purchases of
                         $100,000 or more)
 Contingent deferred     none (except on certain redemptions on purchases of $1
 sales charge            million or more made without an initial sales charge)
 12b-1 fees              up to 0.30% annually (for 529-A shares, may not exceed
                         0.50% annually)
 Dividends               generally higher than other classes due to lower
                         annual expenses
 Purchase maximum        none
 Conversion              none
 CLASS B SHARES
 Initial sales charge    none
 Contingent deferred     starts at 5.00% and declines until it reaches 0% after
 sales charge            six years
 12b-1 fees              1.00% annually
 Dividends               generally lower than A and F shares due to higher
                         12b-1 fees and other expenses, but higher than C
                         shares due to lower other expenses
 Purchase maximum        $100,000
 Conversion              automatic conversion to A or 529-A shares after eight
                         years, reducing future annual expenses
 CLASS C SHARES
 Initial sales charge    none
 Contingent deferred     1.00% if shares are sold within one year after being
 sales charge            purchased
 12b-1 fees              1.00% annually
 Dividends               generally lower than other classes due to higher 12b-1
                         fees and other expenses
 Purchase maximum        $500,000
 Conversion              automatic conversion to F shares after 10 years,
                         reducing future annual expenses (529-C shares will not
                         convert to
                         529-F shares)
 CLASS 529-E SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently 0.50% annually (may not exceed 0.75%
                         annually)
 Dividends               generally higher than 529-B and 529-C shares due to
                         lower 12b-1 fees, but lower than 529-A and 529-F
                         shares due to higher 12b-1 fees
 Purchase maximum        none
 Conversion              none
 CLASS F SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently 0.25% annually (may not exceed 0.50%
                         annually)
 Dividends               generally higher than B and C shares due to lower
                         12b-1 fees, but lower than A shares due to higher
                         other expenses
 Purchase maximum        none
 Conversion              none




                                     15
Capital World Bond Fund / Prospectus

Purchase and exchange of shares

PURCHASE OF CLASS A, B AND C SHARES

You may generally open an account and purchase Class A, B and C shares by contacting any financial adviser (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. You may purchase additional shares in various ways, including through your financial adviser and by mail, telephone, the Internet and bank wire.

PURCHASE OF CLASS F SHARES

You may generally open an account and purchase Class F shares only through fee-based programs of investment dealers that have special agreements with the fund's distributor and through certain registered investment advisers. These dealers and advisers typically charge ongoing fees for services they provide.


PURCHASE OF CLASS 529 SHARES

Class 529 shares may be purchased only through a CollegeAmerica account. You may open a CollegeAmerica account and purchase 529 shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell a CollegeAmerica account. You may purchase additional shares in various ways, including through your investment dealer and by mail, telephone, the Internet and bank wire.

Class 529-E shares may be purchased only by employees participating in CollegeAmerica through an eligible employer plan.

EXCHANGE

Generally, you may exchange your shares into shares of the same class of other American Funds without a sales charge. Class A, C or F shares may generally be exchanged into the corresponding 529 share class without a sales charge. Class B shares may not be exchanged into Class 529-B shares. EXCHANGES FROM CLASS A, C OR F SHARES TO THE CORRESPONDING 529 SHARE CLASS, PARTICULARLY IN THE CASE OF UNIFORM GIFTS TO MINORS ACT OR UNIFORM TRANSFER TO MINORS ACT CUSTODIAL ACCOUNTS, MAY RESULT IN SIGNIFICANT LEGAL AND TAX CONSEQUENCES AS DESCRIBED IN THE COLLEGEAMERICA PROGRAM DESCRIPTION. PLEASE CONSULT YOUR FINANCIAL ADVISER BEFORE MAKING SUCH AN EXCHANGE.

Exchanges of shares from American Funds money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. For purposes of computing the contingent deferred sales charge on Class B and C shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any permitted exchange.


                                     16
                                           Capital World Bond Fund / Prospectus

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation. See "Transactions by telephone, fax or the Internet" for information regarding electronic exchanges.

THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. THE FUND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR FREQUENT TRADING IN RESPONSE TO SHORT-TERM FLUCTUATIONS IN THE SECURITIES MARKETS. ACCORDINGLY, PURCHASES THAT ARE PART OF EXCHANGE ACTIVITY THAT THE FUND OR AMERICAN FUNDS DISTRIBUTORS HAS DETERMINED COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUND MAY BE REJECTED.

THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND AND AMERICAN FUNDS DISTRIBUTORS, IS REQUIRED BY LAW TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR ANY PERSON(S) ACTING ON YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANOTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE OR REQUIRED BY LAW.

PURCHASE MINIMUMS AND MAXIMUMS


 PURCHASE MINIMUMS FOR ALL CLASSES OF SHARES
-------------------------------------------------------------------------------
 To establish an account (including retirement plan and               $    250
 CollegeAmerica accounts)
    For automatic investment plans                                          50
    For a retirement plan account through payroll deduction                 25
    or an employer-sponsored CollegeAmerica account
 To add to an account                                                       50
    For a retirement plan account through payroll deduction                 25
    or an employer-sponsored CollegeAmerica account
-------------------------------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS B SHARES                                   100,000
-------------------------------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS C SHARES                                   500,000



VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock Exchange is open as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available.

Because the fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the value of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.


                                     17
Capital World Bond Fund / Prospectus

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives and accepts your request. A contingent deferred sales charge may apply at the time you sell certain Class A, B and C shares.

Sales charges

CLASS A SHARES

The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. Any applicable sales charge will be deducted directly from your investment.


                                         SALES CHARGE AS A
                                          PERCENTAGE OF:
                                                                  DEALER
                                                    NET         COMMISSION
                                        OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                              PRICE    INVESTED   OF OFFERING PRICE
-------------------------------------------------------------------------------
 Less than $100,000                      3.75%     3.90%           3.00%
-------------------------------------------------------------------------------
 $100,000 but less than $250,000         3.50      3.63            2.75
-------------------------------------------------------------------------------
 $250,000 but less than $500,000         2.50      2.56            2.00
-------------------------------------------------------------------------------
 $500,000 but less than $750,000         2.00      2.04            1.60
-------------------------------------------------------------------------------
 $750,000 but less than $1 million       1.50      1.52            1.20
-------------------------------------------------------------------------------
 $1 million or more and certain other    none      none          see below
 investments described below
-------------------------------------------------------------------------------


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES

EXCEPT AS PROVIDED BELOW, INVESTMENTS IN CLASS A SHARES OF $1 MILLION OR MORE MAY BE SUBJECT TO A 1% CONTINGENT DEFERRED SALES CHARGE IF THE SHARES ARE SOLD WITHIN ONE YEAR OF PURCHASE.

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is notified:

.. investments in Class A shares made by endowments or foundations with $50 million or more in assets;

.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before March 15, 2001; and

.. Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds.


                                     18
                                           Capital World Bond Fund / Prospectus

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see below).

A transfer from the Virginia Prepaid Education Program/SM/ or the Virginia Education Savings Trust/SM /to a CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer.

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies. Please see the statement of additional information for more information.

 EMPLOYER-SPONSORED RETIREMENT PLANS

 ON OR BEFORE MARCH 31, 2004:

 An employer-sponsored retirement plan (including certain 403(b) plans) may invest in Class A shares without any initial or contingent deferred sales charge if the plan invests $1 million or more, or if American Funds Service Company is notified that the plan has 100 or more eligible employees or has $50 million or more in assets. Plans investing in this manner may continue to purchase Class A shares without any initial or contingent deferred sales charge after March 31, 2004.

 AFTER MARCH 31, 2004:


 . Employer-sponsored retirement plans not yet invested in Class A shares and wishing to invest without a sales charge will no longer be eligible to purchase Class A shares. Such plans may invest only in Class R shares, which are described in more detail in the fund's retirement plan prospectus.

 . Provided that the plan's recordkeeper can properly apply a sales charge on the plan's investments, an employer-sponsored retirement plan not yet invested in Class A shares and wishing to invest less than $1 million may invest in Class A shares, but the purchase of these shares will be subject to the applicable sales charge, regardless of whether the plan has 100 or more eligible employees or whether it has $50 million or more in assets. An employer-sponsored retirement plan that purchases Class A shares with a sales charge will be eligible to purchase additional Class A shares in accordance with the sales charge table above. If the recordkeeper cannot properly apply a sales charge on the plan's investments, then the plan may invest only in Class R shares, which are described in more detail in the fund's retirement plan prospectus.

 . Employer-sponsored retirement plans not yet invested in Class A shares will no longer be eligible to establish a statement of intention of $1 million or more. More information about statements of intention can be found under "Sales charge reductions and waivers."


                                     19
Capital World Bond Fund / Prospectus

CLASS B AND C SHARES

Class B and C shares are sold without any initial sales charge. American Funds Distributors pays 4% of the amount invested to dealers who sell Class B shares and 1% to dealers who sell Class C shares.

For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of purchase, as shown in the table below.


CONTINGENT DEFERRED SALES CHARGE ON CLASS B SHARES
YEAR OF REDEMPTION:                1    2    3    4    5    6     7+
----------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE:  5%   4%   4%   3%   2%   1%    0%



For Class C shares, a contingent deferred sales charge of 1% applies if shares are sold within one year of purchase.

Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See "Contingent deferred sales charge waivers" below. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

See "Plans of distribution" below for ongoing compensation paid to your dealer or financial adviser for all share classes.

CONVERSION OF CLASS B AND C SHARES

Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F shares in the month of the 10-year anniversary of the purchase date; however, Class 529-C shares will not convert to Class 529-F shares. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this happens, you would have the option of converting your Class B, 529-B or C shares to the respective share classes at the anniversary dates described above, but you may face certain tax consequences as a result.

CLASS 529-E AND F SHARES

Class 529-E and F shares are sold without any initial or contingent deferred sales charge.


                                     20
                                           Capital World Bond Fund / Prospectus

Sales charge reductions and waivers

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE OTHERWISE ENTITLED. To have your Class A, B or C contingent deferred sales charge waived, you must let your adviser or American Funds Service Company know at the time you redeem shares that you qualify for such a waiver.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, you and your "immediate family" (your spouse -- or equivalent if recognized under local law -- and your children under the age of 21) may combine all of your American Funds and American Legacy/(R)/ investments to reduce your Class A sales charge. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded.

 AGGREGATING ACCOUNTS

 To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s) and/or certain other accounts, such as:

 . trust accounts established by the above individuals (however, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the primary beneficiary of the trust);

 . solely controlled business accounts; and

 . single-participant retirement plans.

 CONCURRENT PURCHASES

 You may combine simultaneous purchases of any class of shares of two or more American Funds, as well as individual holdings in various American Legacy variable annuity contracts and variable life insurance policies, to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION

 You may take into account the current value of your existing holdings in any class of shares of the American Funds to determine your Class A sales charge. Alternatively, upon your request, you may take into account the amount you invested less any withdrawals (however, for this purpose, the amount invested does not include capital appreciation, reinvested dividends or capital gains). In addition, you may also take into account the current value of your individual holdings in various American Legacy variable annuity contracts and variable life insurance policies to determine your Class A sales charge.


                                     21
Capital World Bond Fund / Prospectus

 STATEMENT OF INTENTION

 You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine all American Funds non-money market fund purchases of all share classes you intend to make over a 13-month period, as well as individual holdings in various American Legacy variable annuity contracts and variable life insurance policies, to determine the applicable sales charge; however, capital appreciation, reinvested dividends and capital gains do not apply toward these combined purchases. At your request, purchases made during the previous 90 days may be included. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

CONTINGENT DEFERRED SALES CHARGE WAIVERS

The contingent deferred sales charge on Class A, B and C shares may be waived in the following cases:

.. permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;

.. tax-free returns of excess contributions to IRAs;

.. redemptions due to death or postpurchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities);

.. for 529 share classes only, redemptions due to a beneficiary's death, postpurchase disability or receipt of a scholarship (to the extent of the scholarship award);

.. the following types of transactions, if together they do not exceed 12% of the value of an account annually:

 -- redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70-1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver); and

 -- if you have established a systematic withdrawal plan, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash).

Please see the statement of additional information for more information.


                                     22
                                           Capital World Bond Fund / Prospectus

Individual Retirement Account (IRA) rollovers

Assets from a retirement plan may be invested in Class A, B, C or F shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the fund's current prospectus and statement of additional information covering these share classes.

In addition, an IRA rollover plan involving assets of a retirement plan that offered an investment option managed by any affiliate of The Capital Group Companies, including any of the American Funds, also may be eligible to be invested in Class A shares at net asset value.

Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.

Retirement plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees. Dealer commissions on such assets will be paid only on rollovers of $1 million or more. No dealer commissions will be paid on rollovers to American Funds money market funds.

Plans of distribution

The fund has plans of distribution or "12b-1 plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's Board of Directors. The plans provide for annual expenses of up to 0.30% for Class A shares; up to 0.50% for Class 529-A shares; 1.00% for Class B, 529-B, C and 529-C shares; up to 0.75% for Class 529-E shares; and up to 0.50% for Class F and 529-F shares. For all share classes, up to 0.25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated above in the Annual Fund Operating Expenses table. Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment. The higher fees for Class B and C shares may cost you more over time than paying the initial sales charge for Class A shares.

OTHER COMPENSATION TO DEALERS

American Funds Distributors may pay, or sponsor informational meetings for, dealers as described in the statement of additional information.


                                     23
Capital World Bond Fund / Prospectus

How to sell shares

You may sell (redeem) shares in any of the following ways:

 THROUGH YOUR DEALER OR FINANCIAL ADVISER (CERTAIN CHARGES MAY APPLY)

 . Shares held for you in your dealer's name must be sold through the dealer.

 . Class F shares must be sold through your dealer or financial adviser.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY

 . Requests must be signed by the registered shareholder(s).

 . A signature guarantee is required if the redemption is:

  -- over $75,000;

  -- made payable to someone other than the registered shareholder(s); or

  -- sent to an address other than the address of record, or an address of record that has been changed within the last 10 days.

 . American Funds Service Company reserves the right to require signature guarantee(s) on any redemptions.

 . Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

 TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY OR USING THE INTERNET

 . Redemptions by telephone, fax or the Internet (including American
   FundsLine/(R)/ and FundsLine Online/(R)/) are limited to $75,000 per American Funds shareholder each day.

 . Checks must be made payable to the registered shareholder.

 . Checks must be mailed to an address of record that has been used with the account for at least 10 days.

If you recently purchased shares and subsequently request a redemption of those shares, you will receive proceeds from the redemption once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashier's checks) for the shares purchased have cleared (normally 15 calendar days).


                                     24
                                           Capital World Bond Fund / Prospectus

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in other American Funds within 90 days after the date of the redemption or distribution. Proceeds from a Class B share redemption where a contingent deferred sales charge was charged will be reinvested in Class A shares. Proceeds from any other type of redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made. Any contingent deferred sales charge on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company.

TRANSACTIONS BY TELEPHONE, FAX OR THE INTERNET

Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.


                                     25
Capital World Bond Fund / Prospectus

Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

The fund intends to distribute dividends to you, usually in March, June, October and December. It is anticipated that the first three dividends distributed each year generally will be the same; the December dividend may be greater or less than the first three, reflecting the impact of foreign currency transactions. Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or other American Funds, or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value. Dividends and capital gain distributions for 529 share classes will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gain distributions you receive from the fund will be subject to federal income tax and may also be subject to state or local taxes -- unless you are exempt from taxation.

For federal tax purposes, taxable dividends and distributions of short-term capital gains generally are taxable at the applicable rates for ordinary income. The fund's distributions of net long-term capital gains are taxable to you as long-term capital gains. Any taxable dividends or capital gain distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

TAXES ON TRANSACTIONS

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the price you receive when you sell them.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION. HOLDERS OF 529 SHARES SHOULD REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR MORE INFORMATION REGARDING THE TAX CONSEQUENCES OF SELLING 529 SHARES.


                                     26
                                           Capital World Bond Fund / Prospectus

Financial highlights/1/

The Financial Highlights table is intended to help you understand the fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.



                                                INCOME (LOSS) FROM INVESTMENT OPERATIONS/2/
                                                                 Net gains
                                                                (losses) on
                                     Net asset                   securities
                                      value,        Net        (both realized    Total from
                                     beginning   investment         and          investment
                                     of period     income       unrealized)      operations
----------------------------------------------------------------------------------------------
CLASS A:
Year ended 9/30/2003                  $15.60        $.72          $ 2.55           $3.27
Year ended 9/30/2002                   14.63         .80             .49            1.29
Year ended 9/30/2001                   14.16         .79             .07             .86
Year ended 9/30/2000                   15.41         .68           (1.26)           (.58)
Year ended 9/30/1999                   16.32         .84            (.88)           (.04)
----------------------------------------------------------------------------------------------
CLASS B:
Year ended 9/30/2003                   15.52         .58            2.55            3.13
Year ended 9/30/2002                   14.59         .70             .47            1.17
Year ended 9/30/2001                   14.12         .71             .04             .75
Period from 3/15/2000 to 9/30/2000     14.74         .28            (.63)           (.35)
----------------------------------------------------------------------------------------------
CLASS C:
Year ended 9/30/2003                   15.48         .57            2.54            3.11
Year ended 9/30/2002                   14.54         .69             .47            1.16
Period from 3/15/2001 to 9/30/2001     14.50         .42            (.34)            .08
----------------------------------------------------------------------------------------------
CLASS F:
Year ended 9/30/2003                   15.55         .71            2.54            3.25
Year ended 9/30/2002                   14.59         .80             .47            1.27
Period from 3/16/2001 to 9/30/2001     14.44         .49            (.26)            .23
----------------------------------------------------------------------------------------------
CLASS 529-A:
Year ended 9/30/2003                  $15.63        $.72          $ 2.56           $3.28
Period from 2/15/2002 to 9/30/2002     14.48         .50             .81            1.31
----------------------------------------------------------------------------------------------
CLASS 529-B:
Year ended 9/30/2003                   15.56         .55            2.56            3.11
 Period from 2/25/2002 to 9/30/2002    14.42         .41             .85            1.26
----------------------------------------------------------------------------------------------
CLASS 529-C:
Year ended 9/30/2003                   15.56         .56            2.55            3.11
 Period from 2/28/2002 to 9/30/2002    14.43         .41             .85            1.26
----------------------------------------------------------------------------------------------
CLASS 529-E:
Year ended 9/30/2003                   15.59         .65            2.55            3.20
 Period from 5/16/2002 to 9/30/2002    14.81         .29             .56             .85
CLASS 529-F:
Year ended 9/30/2003                   15.60         .69            2.56            3.25
 Period from 9/17/2002 to 9/30/2002    15.48         .03             .09             .12
                                            DIVIDENDS AND DISTRIBUTIONS


                                     Dividends                       Total                                 Net assets,
                                     (from net   Distributions     dividends      Net asset                  end of
                                     investment      (from            and       value, end of    Total       period
                                      income)    capital gains)  distributions     period      return/3/  (in millions)
-------------------------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 9/30/2003                   $(.50)        $  --          $(.50)         $18.37       21.34%        $827
Year ended 9/30/2002                    (.32)           --           (.32)          15.60        8.97          517
Year ended 9/30/2001                    (.39)           --           (.39)          14.63        6.18          399
Year ended 9/30/2000                    (.60)         (.07)          (.67)          14.16       (3.89)         416
Year ended 9/30/1999                    (.55)         (.32)          (.87)          15.41        (.32)         554
-------------------------------------------------------------------------------------------------------------------------
CLASS B:
Year ended 9/30/2003                    (.38)           --           (.38)          18.27       20.41           56
Year ended 9/30/2002                    (.24)           --           (.24)          15.52        8.10           18
Year ended 9/30/2001                    (.28)           --           (.28)          14.59        5.35            4
Period from 3/15/2000 to 9/30/2000      (.27)           --           (.27)          14.12       (2.34)           1
-------------------------------------------------------------------------------------------------------------------------
CLASS C:
Year ended 9/30/2003                    (.37)           --           (.37)          18.22       20.33           47
Year ended 9/30/2002                    (.22)           --           (.22)          15.48        8.10           11
Period from 3/15/2001 to 9/30/2001      (.04)           --           (.04)          14.54         .58            2
-------------------------------------------------------------------------------------------------------------------------
CLASS F:
Year ended 9/30/2003                    (.49)           --           (.49)          18.31       21.27           59
Year ended 9/30/2002                    (.31)           --           (.31)          15.55        8.87           15
Period from 3/16/2001 to 9/30/2001      (.08)           --           (.08)          14.59        1.60            3
-------------------------------------------------------------------------------------------------------------------------
CLASS 529-A:
Year ended 9/30/2003                   $(.50)           --          $(.50)         $18.41       21.35%        $  9
Period from 2/15/2002 to 9/30/2002      (.16)           --           (.16)          15.63        9.08            2
-------------------------------------------------------------------------------------------------------------------------
CLASS 529-B:
Year ended 9/30/2003                    (.35)           --           (.35)          18.32       20.22            2
 Period from 2/25/2002 to 9/30/2002     (.12)           --           (.12)          15.56        8.80           --/6/
-------------------------------------------------------------------------------------------------------------------------
CLASS 529-C:
Year ended 9/30/2003                    (.35)           --           (.35)          18.32       20.24            5
 Period from 2/28/2002 to 9/30/2002     (.13)           --           (.13)          15.56        8.76            1
-------------------------------------------------------------------------------------------------------------------------
CLASS 529-E:
Year ended 9/30/2003                    (.44)           --           (.44)          18.35       20.84            1
 Period from 5/16/2002 to 9/30/2002     (.07)           --           (.07)          15.59        5.77           --/6/
CLASS 529-F:
Year ended 9/30/2003                    (.49)           --           (.49)          18.36       21.19           --/6/
 Period from 9/17/2002 to 9/30/2002       --            --             --           15.60         .77           --/6/



                                      Ratio of     Ratio of net
                                     expenses to    income to
                                     average net   average net
                                      assets/4/       assets
----------------------------------------------------------------
CLASS A:
Year ended 9/30/2003                   1.04 %         4.22 %
Year ended 9/30/2002                   1.08           5.38
Year ended 9/30/2001                   1.12           5.46
Year ended 9/30/2000                   1.12           4.66
Year ended 9/30/1999                   1.08           4.66
----------------------------------------------------------------
CLASS B:
Year ended 9/30/2003                   1.81           3.40
Year ended 9/30/2002                   1.84           4.65
Year ended 9/30/2001                   1.85           4.92
Period from 3/15/2000 to 9/30/2000     1.81/5/        3.99/5/
----------------------------------------------------------------
CLASS C:
Year ended 9/30/2003                   1.87           3.32
Year ended 9/30/2002                   1.90           4.60
Period from 3/15/2001 to 9/30/2001     1.98/5/        5.34/5/
----------------------------------------------------------------
CLASS F:
Year ended 9/30/2003                   1.11           4.09
Year ended 9/30/2002                   1.16           5.34
Period from 3/16/2001 to 9/30/2001     1.20/5/        6.30/5/
----------------------------------------------------------------
CLASS 529-A:
Year ended 9/30/2003                   1.02 %         4.16 %
Period from 2/15/2002 to 9/30/2002     1.25/5/        5.26/5/
----------------------------------------------------------------
CLASS 529-B:
Year ended 9/30/2003                   1.99           3.19
 Period from 2/25/2002 to 9/30/2002    2.00/5/        4.51/5/
----------------------------------------------------------------
CLASS 529-C:
Year ended 9/30/2003                   1.97           3.22
 Period from 2/28/2002 to 9/30/2002    1.99/5/        4.53/5/
----------------------------------------------------------------
CLASS 529-E:
Year ended 9/30/2003                   1.43           3.71
 Period from 5/16/2002 to 9/30/2002     .54           1.92
CLASS 529-F:
Year ended 9/30/2003                   1.18           3.94
 Period from 9/17/2002 to 9/30/2002      --/7/         .20


Capital World Bond Fund / Prospectus

                                          YEAR ENDED SEPTEMBER 30
                           2003        2002        2001        2000         1999
-------------------------------------------------------------------------------------
 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       83%         48%         61%         52%          129%
OF SHARES



/1/ Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

/2/ Year ended 1999 is based on shares outstanding on the last day of the year;
    all other periods are based on average shares outstanding.
/3/ Total returns exclude all sales charges, including contingent deferred sales charges.

/4/ Effective September 1, 2001, Capital Research and Management Company voluntarily reduced fees for investment advisory services. Had Capital Research and Management Company not reduced such fees, expense ratios for all share classes, on an annualized basis, would have been higher by .05 percentage points for the year ended September 30, 2003 and .08 percentage points for the period ended September 30, 2002. For the period ended September 30, 2001, expense ratios for all share classes would have been higher by .01 percentage points.
/5/ Annualized.
/6/ Amount less than $1 million.
/7/ Amount less than .01 percent.
                                           Capital World Bond Fund / Prospectus

[logo - American Funds (sm)]           The right choice for the long term/(R)/


          FOR SHAREHOLDER         American Funds Service Company
          SERVICES                800/421-0180
          FOR RETIREMENT PLAN     Call your employer or plan
          SERVICES                administrator
          FOR DEALER SERVICES     American Funds Distributors
                                  800/421-9900
          FOR                     American Funds Service Company
          COLLEGEAMERICA/SM/      800 /421-0180, ext. 529
                                  American FundsLine/(R)/
          FOR 24                  800/325-3590
          -HOUR INFORMATION       FundsLine Online/(R)/
                                  americanfunds.com
          Telephone conversations may be recorded or monitored
          for verification, recordkeeping and quality-assurance
          purposes.
-----------------------------------------------------------------------------------


MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

COLLEGEAMERICA PROGRAM DESCRIPTION The CollegeAmerica Program Description contains additional information about the policies and services related to CollegeAmerica accounts.

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The SAI contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. The codes of ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI have been filed with the Securities and Exchange Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's website at www.sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address.

If you would like to receive a free copy of the SAI, codes of ethics, annual/semi-annual report to shareholders or CollegeAmerica Program Description, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at 333 South Hope Street, Los Angeles, California 90071.

[logo - recycled bug]



Printed on recycled paper                  Investment Company File No. 811-5104
MFGEPR-931-1203 Litho in USA CGD/B/8021
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds        Capital Research and Management    Capital International
          Capital Guardian                    Capital Bank and Trust

[logo - American Funds (sm)]        The right choice for the long term/(R)/




Capital World
Bond Fund/(R)/















 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


 PROSPECTUS
 ADDENDUM





 December 1, 2003

Class R-5 shares of Capital World Bond Fund are available to certain clients of the Personal Investment Management Group of Capital Guardian Trust Company/SM/. Accordingly, for these shareholders, the following information should be read in conjunction with the prospectus for this fund.

Fees and expenses of the fund -- pages 5-6

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.


 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                    CLASS R-5
-------------------------------------------------------------------------------
 Maximum sales charge on purchases (as a percentage of offering       none
 price)
-------------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends                         none
-------------------------------------------------------------------------------
 Maximum contingent deferred sales charge                             none
-------------------------------------------------------------------------------
 Redemption or exchange fees                                          none




 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                                  CLASS R-5
---------------------------------------------------------------
 Management fees                                    0.62%
---------------------------------------------------------------
 Distribution and/or service (12b-1) fees            none
---------------------------------------------------------------
 Other expenses/1/                                  0.19
---------------------------------------------------------------
 Total annual fund operating expenses               0.81
 Expense reimbursement/2/                           0.05
 Net expenses                                       0.76



/1/ A portion of the fund's expenses may be used to pay third parties (including affiliates of the fund's investment adviser) that provide recordkeeping services to retirement plans invested in the fund.
/2/ Capital Research and Management Company voluntarily reduced fees for investment advisory services.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:


                         1 YEAR  3 YEARS  5 YEARS   10 YEARS
-------------------------------------------------------------
 Class R-5*               $78     $243     $422       $942
-------------------------------------------------------------



* Reflects expenses paid by Capital Research and Management Company.

Purchase and exchange of shares -- pages 16-18

PURCHASE OF CLASS R-5 SHARES

Class R-5 shares of the fund are available only to certain clients of the Personal Investment Management Group of Capital Guardian Trust Company. Please contact Capital Guardian Trust Company if you wish to purchase Class R-5 shares of the fund.

Sales charges -- pages 18-20

CLASS R-5 SHARES

Class R-5 shares are sold without any initial or contingent deferred sales charge. In addition, no dealer compensation is paid on sales of Class R-5 shares.

Financial highlights/1/ -- pages 27-28

The Financial Highlights table is intended to help you understand the fund's results. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.



                                    INCOME FROM INVESTMENT OPERATIONS/2/
                                                 Net gains
                        Net asset              on securities               Dividends                           Net assets,
                         value,       Net      (both realized  Total from  (from net     Net asset               end of
                        beginning  investment       and        investment  investment  value, end of  Total      period
                        of period    income     unrealized)    operations   income)       period      return  (in millions)
-----------------------------------------------------------------------------------------------------------------------------
CLASS R-5:
 Year ended 9/30/2003    $15.62       $.77         $2.54         $3.31       $(.55)       $18.38      21.60%       $25
 Period from 5/15/2002    14.79        .34           .58           .92        (.09)        15.62       6.20         13
to 9/30/2002
-----------------------------------------------------------------------------------------------------------------------------


                         Ratio of     Ratio of net
                        expenses to      income
                        average net    to average
                         assets/3/     net assets
---------------------------------------------------
CLASS R-5:
 Year ended 9/30/2003      .76%          4.49%
 Period from 5/15/2002     .29           2.17
to 9/30/2002
---------------------------------------------------





                                          YEAR ENDED SEPTEMBER 30
                           2003        2002        2001        2000         1999
-------------------------------------------------------------------------------------
 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       83%         48%         61%         52%          129%
OF SHARES


/1/ Based on operations for the period shown and, accordingly, may not be representative of a full year.
/2/ Based on average shares outstanding.
/3/ Effective September 1, 2001, Capital Research and Management Company voluntarily reduced fees for investment advisory services. Had Capital Research and Management Company not reduced such fees, expense ratios for Class R-5 shares, on an annualized basis, would have been higher by .05 percentage points for the year ended September 30, 2003 and .08 percentage points for the period ended September 30, 2002.

                         CAPITAL WORLD BOND FUND, INC.

                                     Part B
                      Statement of Additional Information

                              December 1, 2003


This document is not a prospectus but should be read in conjunction with the current prospectus of Capital World Bond Fund, Inc. (the "fund or "WBF") dated December 1, 2003. The prospectus may be obtained from your financial adviser or by writing to the fund at the following address:

                         Capital World Bond Fund, Inc.
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                 (213) 486-9200

Shareholders who purchase shares at net asset value through eligible retirement plans should note that not all of the services or features described below may be available to them. They should contact their employer for details.


                               TABLE OF CONTENTS


Item                                                                  Page No.
----                                                                  --------
Certain Investment Limitations and Guidelines . . . . . . . . . . .        2
Description of Certain Securities and Investment Techniques . . . .        2
Fundamental Policies and Investment Restrictions. . . . . . . . . .        9
Management of the Fund  . . . . . . . . . . . . . . . . . . . . . .       11
Taxes and Distributions . . . . . . . . . . . . . . . . . . . . . .       24
Purchase of Shares. . . . . . . . . . . . . . . . . . . . . . . . .       29
Sales Charges . . . . . . . . . . . . . . . . . . . . . . . . . . .       32
Sales Charge Reductions and Waivers . . . . . . . . . . . . . . . .       36
Individual Retirement Account (IRA) Rollovers . . . . . . . . . . .       40
Price of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .       41
Selling Shares. . . . . . . . . . . . . . . . . . . . . . . . . . .       43
Shareholder Account Services and Privileges . . . . . . . . . . . .       45
Execution of Portfolio Transactions . . . . . . . . . . . . . . . .       48
General Information . . . . . . . . . . . . . . . . . . . . . . . .       48
Class A Share Investment Results and Related Statistics . . . . . .       51
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       53
Financial Statements



                        Capital World Bond Fund - Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.


DEBT SECURITIES

..    The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents and may include certain preferred securities).

..    Normally, the fund will invest substantially in debt securities rated Baa or better by Moody's Investors Service, Inc. ("Moody's") or BBB or better by Standard & Poor's Corporation ("S&P") or unrated but determined to be of equivalent quality.

..    The fund may invest up to 25% of its assets in debt securities rated Ba or below by Moody's and BB or below by S&P or unrated but determined to be of equivalent quality.

                        *     *     *     *     *     *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment Objective, Strategies and Risks."


DEBT SECURITIES - Debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The values of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, values of debt securities decline when interest rates rise and increase when interest rates fall.


Lower rated debt securities, rated Ba or below by Moody's and/or BB or below by S&P or unrated but determined to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, or to determine the value of, lower rated debt securities.


Certain additional risk factors relating to debt securities are discussed below:


     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES - Debt securities may be sensitive to adverse economic changes, political and corporate developments and interest rate changes. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience increased financial stress that would adversely

                        Capital World Bond Fund - Page 2
     affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. In addition, periods of economic change and uncertainty can be expected to result in increased volatility of market prices and yields of certain debt securities.

     PAYMENT EXPECTATIONS - Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the fund would have to replace the security with a lower yielding security, resulting in a decreased return to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

     LIQUIDITY AND VALUATION - There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund's ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.


SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS - The fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt and vice versa. Some types of convertible bonds or preferred stocks automatically convert into common stocks. The prices and yields of non-convertible preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities.


Convertible bonds, convertible preferred stocks and other securities may sometimes be converted into common stocks or other securities at a stated conversion ratio. These securities, prior to conversion, pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying assets, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads, and the credit quality of the issuer.


INFLATION-INDEXED BONDS - The fund may invest in inflation-indexed bonds issued by governments, their agencies or instrumentalities and corporations. The principal value of this type of bond is periodically adjusted according to changes in the rate of inflation. The interest rate is generally fixed at issuance; however, interest payments are based on an inflation adjusted principal value. For example, in a period of deflation, principal value will be adjusted downward, reducing the interest payable.


Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate.

                        Capital World Bond Fund - Page 3

INVESTING IN VARIOUS COUNTRIES - Investing outside the United States may involve special risks, caused by, among other things: currency controls and fluctuating currency values; different accounting, auditing, financial reporting and legal standards and practices in some countries; changing local, regional and global economic, political, and social conditions; expropriation or confiscatory taxation; greater market volatility; differing securities market structures; and various administrative difficulties such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of the investment adviser, investing outside the United States also can reduce certain portfolio risks due to greater diversification opportunities.


The risks described above may be heightened in connection with investments in developing countries. Although there is no universally accepted definition, a developing country is generally considered to be a country in the initial stages of its industrialization cycle with a low per capita gross national product. For example, political and/or economic structures in these countries may be in their infancy and developing rapidly. Historically, the markets of developing countries have been more volatile than the markets of developed countries. The fund may invest in securities of issuers in developing countries only to a limited extent.


Additional costs could be incurred in connection with the fund's investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.


CURRENCY TRANSACTIONS - The fund may purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Although forward contracts entered into by the fund will typically involve the purchase or sale of a currency against the U.S. dollar, the fund also may purchase or sell one currency against another currency (other than the U.S. dollar). While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. The fund will not generally attempt to protect against all potential changes in exchange rates. The fund will segregate liquid assets which will be marked to market daily to meet its forward contract commitments to the extent required by the Securities and Exchange Commission.


Certain provisions of the Internal Revenue Code may affect the extent to which the fund may enter into forward contracts. Such transactions also may affect the character and timing of income, gain or loss recognized by the fund for U.S. federal income tax purposes.


The fund may attempt to accomplish objectives similar to those involved in its use of forward currency contracts by purchasing put or call options on currencies. A put option gives the fund as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price until the expiration of the option. A call option gives the fund as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price until its expiration. The fund might purchase a currency put option, for example, to protect itself during the contract period against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the

                        Capital World Bond Fund - Page 4
value of the currency instead should rise against the dollar, any gain to the fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which the fund anticipates purchasing securities. Currency options may be either listed on an exchange or traded over-the-counter ("OTC options"). Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. The fund does not intend to purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of a quote provided by the dealer. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.


U.S. TREASURY SECURITIES - U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.


U.S. AGENCY SECURITIES - U.S. agency securities include those securities issued by certain U.S. government instrumentalities and certain federal agencies. These securities are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve some form of federal sponsorship: some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation ("Freddie Mac"), Federal National Mortgage Association ("Fannie Mae"), Tennessee Valley Authority and Federal Farm Credit Bank System.


PASS-THROUGH SECURITIES - The fund may invest in various debt obligations backed by a pool of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors. Pass-through securities may have either fixed or adjustable coupons. These securities include those discussed below.


"Mortgage-backed securities" are issued by U.S. government agencies, including the Government National Mortgage Association ("Ginnie Mae"), Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on securities issued by U.S. government agencies is guaranteed by the full faith and credit of the U.S. government (in the case of Ginnie Mae securities) or the issuer (in the case of Fannie Mae and Freddie Mac securities). However, the guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.


Mortgage-backed securities issued by private entities are structured similarly to mortgage-backed securities issued by Ginnie Mae, Fannie Mae and Freddie Mac. These securities and the underlying mortgages are not guaranteed by government agencies. In

                        Capital World Bond Fund - Page 5
addition, these securities generally are structured with one or more types of credit enhancement. Mortgage-backed securities generally permit borrowers to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments.


"Collateralized mortgage obligations" ("CMOs") are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each bond at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. In fact, some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on these securities' effective maturities is magnified.


"Commercial mortgage-backed securities" are backed by mortgages of commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants.


"Asset-backed securities" are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates, and at times the financial condition of the issuer. Some asset-backed securities also may receive prepayments which can change the securities' effective maturities.


RESTRICTED SECURITIES AND LIQUIDITY - The fund may purchase securities subject to restrictions on resale. Securities not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund's Board of Directors, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.


REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in

                        Capital World Bond Fund - Page 6
connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.


FORWARD COMMITMENTS - The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security beginning on the date of the agreement. When the fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.


The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations.


The fund may also enter into reverse repurchase agreements and "roll" transactions. A reverse repurchase agreement involves the sale of a security by a fund and its agreement to repurchase the security at a specified time and price. A "roll" transaction involves the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a later date. The fund assumes the risk of price and yield fluctuations during the time of the commitment. The fund will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations under "roll" transactions and reverse repurchase agreements with broker-dealers (no collateral is required for reverse repurchase agreements with banks).


MATURITY - There are no restrictions on the maturity composition of the portfolio, although it is anticipated that the fund normally will be invested substantially in securities with maturities in excess of three years. Under normal market conditions, longer term securities yield more than shorter term securities, but are subject to greater price fluctuations.


CASH AND CASH EQUIVALENTS - These include: (i) commercial paper (e.g., short-term notes up to nine months in maturity issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)), (ii) commercial bank obligations (e.g., certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)), (iii) savings association and savings bank obligations (e.g., bank notes and certificates of deposit issued by savings banks or savings associations), (iv) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (v) corporate bonds and notes that mature, or that may be redeemed, in one year or less.


Cash and cash equivalents may be denominated in U.S. dollars, non-U.S. currencies or multinational currency units.

                        Capital World Bond Fund - Page 7

WARRANTS AND RIGHTS - The fund may purchase warrants, which may be issued together with bonds or preferred stocks. Warrants generally entitle the holder to buy a proportionate amount of common stock at a specified price, usually higher than the current market price. Warrants may be issued with an expiration date or in perpetuity. Rights are similar to warrants except that they normally entitle the holder to purchase common stock at a lower price than the current market price.


INVESTMENT COMPANIES - The fund may invest up to 10% of its total assets in shares of any one investment company, but may not acquire more than 3% of the outstanding voting stock of any one investment company. In the aggregate, the fund may invest up to 10% of its total assets in securities issued by investment companies. In addition, all funds managed by the investment adviser may not, in the aggregate, acquire more than 10% of the total outstanding voting stock of any one registered closed-end investment company. If the fund invests in another investment company, it would pay an investment advisory fee in addition to the fee paid to the investment adviser.


LOANS OF PORTFOLIO SECURITIES - The fund is authorized to lend portfolio securities to selected securities dealers or other institutional investors whose financial condition is monitored by the investment adviser. The borrower must maintain with the fund's custodian collateral consisting of cash, cash equivalents or U.S. government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The investment adviser will monitor the adequacy of the collateral on a daily basis. The fund may at any time call a loan of its portfolio securities and obtain the return of the loaned securities. The fund will receive any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral. The fund will limit its loans of portfolio securities to an aggregate of 10% of the value of its total assets, measured at the time any such loan is made.


DIVERSIFICATION - The fund is a non-diversified investment company which allows the fund to invest a greater percentage of its assets in any one issuer. For the fund to be considered a "diversified" investment company under the Investment Company Act of 1940, as amended, the fund with respect to 75% of its total assets, would be required to limit its investment in any one issuer (other than the U.S. government) to 5% of the market value of the total assets of the fund or to 10% of the outstanding voting securities of such issuer. However, such a limitation would reduce the extent to which the fund could concentrate its non-U.S. investments in securities of governmental issuers, which are generally considered to be of higher credit quality than are non-U.S. private issuers. Accordingly, such a limitation might increase the fund's investment risk. Although the fund is non-diversified, it has no current intention of investing more than 5% of its assets in securities of any one corporate issuer. In addition, the fund intends to comply with the diversification and other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies so that the fund will not be subject to U.S. taxes on the net investment income and net capital gains that it distributes to its shareholders. (See "Taxes and Distributions".)

                        *     *     *     *     *     *

PORTFOLIO TURNOVER - The fund will attempt to take prompt advantage of market conditions and as a result may at times have a high rate of portfolio turnover relative to many other mutual funds. The fund may dispose of any security at any time, and it is the fund's intention to take either short- or long-term profits or losses consistent with its objective and sound investment practice, and when such action would not impair the fund's tax status. Portfolio changes will be made

                        Capital World Bond Fund - Page 8
without regard to the length of time particular investments may have been held. High portfolio turnover (100% or more) involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.


Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.


A fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio were replaced once per year. The fund's portfolio turnover rates for the fiscal years ended 2003 and 2002 were 83% and 48%, respectively. See "Financial Highlights" in the prospectus for the fund's annual portfolio turnover for each of the last five fiscal years.


                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES - The fund has adopted the following fundamental policies and investment restrictions which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.


These restrictions provide that the fund may not:


1. Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry;

2.   Invest in companies for the purpose of exercising control or management;

3. Buy or sell real estate or commodities or commodity contracts; however, the fund may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts, and may purchase or sell currencies (including forward currency contracts) or options on currencies;

4. Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933;

5. Lend any security or make any other loan if, as a result, more than 15% of its total assets would be lent to third parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements;

6. Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

                        Capital World Bond Fund - Page 9

7. Purchase securities on margin, provided that the fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

8. Borrow money, except from banks for temporary or emergency purposes not in excess of 5% of the value of the fund's total assets (in the event that the asset coverage for such borrowings falls below 300%, the fund will reduce, within three days, the amount of its borrowings in order to provide for 300% asset coverage), and except that the fund may enter into reverse repurchase agreements and engage in "roll" transactions, provided that reverse repurchase agreements, "roll" transactions and any other transactions constituting borrowing by the fund may not exceed one-third of the fund's total assets;

9. Invest in interests in oil, gas, or other mineral exploration or development programs;

10. Write, purchase or sell put options, call options or combinations thereof, except that this shall not prevent the purchase of put or call options on currencies;

NON-FUNDAMENTAL POLICIES - The following non-fundamental policies may be changed without shareholder approval:


1. The fund may invest up to 25% of its net assets in below investment grade debt securities (those rated Ba or below by Moody's and BB or below by S&P or unrated but determined to be of comparable value).

2. The fund does not currently intend to lend portfolio securities or other assets to third parties, except by acquiring loans, loan participations or other forms of direct debt instruments. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

3. The fund will not invest more than 15% of the value of its net assets in illiquid securities.

4. The fund will not invest in securities of an issuer if the investment would cause the fund to own more than 10% of the outstanding voting securities of any one issuer.

5. The fund may not issue senior securities, except as permitted under the 1940 Act.

                        Capital World Bond Fund - Page 10

                             MANAGEMENT OF THE FUND

BOARD OF DIRECTORS AND OFFICERS


                                     YEAR FIRST                                       NUMBER OF BOARDS
                        POSITION       ELECTED                                         WITHIN THE FUND     OTHER DIRECTORSHIPS/3/
                        WITH THE     A DIRECTOR     PRINCIPAL OCCUPATION(S) DURING   COMPLEX/2/ ON WHICH            HELD
     NAME AND AGE         FUND     OF THE FUND/1/            PAST 5 YEARS              DIRECTOR SERVES           BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
 "NON-INTERESTED" DIRECTORS
-----------------------------------------------------------------------------------------------------------------------------------
 Richard G. Capen,       Director       1999        Corporate director and author;           14            Carnival Corporation
 Jr.                                                former U.S. Ambassador to
 Age: 69                                            Spain; former Vice Chairman,
                                                    Knight-Ridder, Inc.
                                                    (communications company);
                                                    former Chairman and Publisher,
                                                    The Miami Herald
                                                    ----------------
-----------------------------------------------------------------------------------------------------------------------------------
 H. Frederick            Director       1987        Private investor; former                 19            Ducommun Incorporated;
 Christie                                           President and CEO, The Mission                         IHOP Corporation;
 Age: 70                                            Group (non-utility holding                             Southwest Water Company;
                                                    company, subsidiary of                                 Valero L.P.
                                                    Southern California Edison
                                                    Company)
-----------------------------------------------------------------------------------------------------------------------------------
 Diane C. Creel          Director       1994        Chairman of the Board and CEO,           12            Allegheny Technologies;
 Age: 55                                            AnAerobics, Inc. (organic                              BF Goodrich;
                                                    waste management)                                      Teledyne Technologies
-----------------------------------------------------------------------------------------------------------------------------------
 Martin Fenton           Director       1989        Chairman of the Board and CEO,           16            None
 Age: 68                                            Senior Resource Group LLC
                                                    (development and management of
                                                    senior living communities)
-----------------------------------------------------------------------------------------------------------------------------------
 Leonard R. Fuller       Director       1994        President and CEO, Fuller                14            None
 Age: 57                                            Consulting (financial
                                                    management consulting firm)
-----------------------------------------------------------------------------------------------------------------------------------
 Richard G. Newman       Director       1991        Chairman of the Board and CEO,           13            Sempra Energy;
 Age: 69                                            AECOM Technology Corporation                           Southwest Water Company
                                                    (engineering, consulting and
                                                    professional services)
-----------------------------------------------------------------------------------------------------------------------------------
 Frank M. Sanchez        Director       1999        Principal, The Sanchez Family            12            None
 Age: 60                                            Corporation dba McDonald's
                                                    Restaurants (McDonald's
                                                    licensee)
-----------------------------------------------------------------------------------------------------------------------------------



                        Capital World Bond Fund - Page 11

                                                   PRINCIPAL OCCUPATION(S) DURING
                                     YEAR FIRST           PAST 5 YEARS AND
                                      ELECTED              POSITIONS HELD            NUMBER OF BOARDS
                       POSITION      A DIRECTOR       WITH AFFILIATED ENTITIES        WITHIN THE FUND      OTHER DIRECTORSHIPS/3/
                       WITH THE    AND/OR OFFICER   OR THE PRINCIPAL UNDERWRITER    COMPLEX/2/ ON WHICH             HELD
    NAME AND AGE         FUND      OF THE FUND/1/            OF THE FUND              DIRECTOR SERVES           BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/4,5/
-----------------------------------------------------------------------------------------------------------------------------------
 Don R. Conlan         Director         1996        President (retired), The                 7            None
 Age: 67                                            Capital Group Companies,
                                                    Inc.*
-----------------------------------------------------------------------------------------------------------------------------------
 Abner D. Goldstine    President        1987        Senior Vice President and               12            None
 Age: 73               and                          Director, Capital Research
                       Director                     and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Paul G. Haaga, Jr.    Chairman         1987        Executive Vice President and            17            None
 Age: 54               of the                       Director, Capital Research
                       Board                        and Management Company;
                       and                          Director, The Capital Group
                       Director                     Companies, Inc.*; Director,
                                                    American Funds Distributors,
                                                    Inc.*
-----------------------------------------------------------------------------------------------------------------------------------






                        Capital World Bond Fund - Page 12

                                                                                  PRINCIPAL OCCUPATION(S) DURING
                            POSITION        YEAR FIRST ELECTED                    PAST 5 YEARS AND POSITIONS HELD
                            WITH THE            AN OFFICER                           WITH AFFILIATED ENTITIES
    NAME AND AGE              FUND            OF THE FUND/1/                 OR THE PRINCIPAL UNDERWRITER OF THE FUND
-----------------------------------------------------------------------------------------------------------------------------------
 OTHER OFFICERS/5/
-----------------------------------------------------------------------------------------------------------------------------------
 Mark H. Dalzell         Executive Vice            1998         Senior Vice President, Capital Research Company
 Age: 49                   President
-----------------------------------------------------------------------------------------------------------------------------------
 Michael J. Downer       Vice President            1994         Vice President and Secretary, Capital Research and Management
 Age: 48                                                        Company; Secretary, American Funds Distributors, Inc.*; Director,
                                                                Capital Bank and Trust Company*
-----------------------------------------------------------------------------------------------------------------------------------
 Thomas H. Hogh          Vice President            2001         Vice President, Capital International Research, Inc.*
 Age: 40
-----------------------------------------------------------------------------------------------------------------------------------
 Julie F. Williams         Secretary               1987         Vice President - Fund Business Management Group, Capital Research
 Age: 55                                                        and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Sharon G. Moseley         Treasurer               2002         Vice President - Fund Business Management Group, Capital Research
 Age: 35                                                        and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Kimberly S.          Assistant Secretary          1994         Assistant Vice President - Fund Business Management Group, Capital
 Verdick                                                        Research and Management Company
 Age: 39
-----------------------------------------------------------------------------------------------------------------------------------
 Susi M. Silverman    Assistant Treasurer          2001         Vice President - Fund Business Management Group, Capital Research
 Age: 33                                                        and Management Company
-----------------------------------------------------------------------------------------------------------------------------------



/*/ Company affiliated with Capital Research and Management Company.
/1/ Directors and officers of the fund serve until their resignation, removal or retirement.

/2/ Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicles for certain variable insurance contracts; and Endowments, whose shareholders are limited to certain non-profit organizations.
/3/ This includes all directorships (other than those in the American Funds) that are held by each Director as a director of a public company or a registered investment company.
/4/ "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).
/5/ All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

THE ADDRESS FOR ALL DIRECTORS AND OFFICERS OF THE FUND IS 333 SOUTH HOPE STREET
- 55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: FUND SECRETARY.

                        Capital World Bond Fund - Page 13

FUND SHARES OWNED BY DIRECTORS AS OF DECEMBER 31, 2002


                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                        OWNED IN ALL FUNDS
                                                       IN THE AMERICAN FUNDS
                          DOLLAR RANGE/1/ OF FUND         FAMILY OVERSEEN
          NAME                  SHARES OWNED                BY DIRECTOR
-------------------------------------------------------------------------------
 "NON-INTERESTED" DIRECTORS
-------------------------------------------------------------------------------
 Richard G. Capen, Jr.              None                   Over $100,000
-------------------------------------------------------------------------------
 H. Frederick Christie          $1 - $10,000               Over $100,000
-------------------------------------------------------------------------------
 Diane C. Creel                 $1 - $10,000             $10,001 - $50,000
-------------------------------------------------------------------------------
 Martin Fenton                  $1 - $10,000               Over $100,000
-------------------------------------------------------------------------------
 Leonard R. Fuller                  None                $50,001 - $100,000
-------------------------------------------------------------------------------
 Richard G. Newman              $1 - $10,000               Over $100,000
-------------------------------------------------------------------------------
 Frank M. Sanchez               $1 - $10,000             $10,001 - $50,000
-------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/2/
-------------------------------------------------------------------------------
 Don R. Conlan                  $1 - $10,000               Over $100,000
-------------------------------------------------------------------------------
 Abner D. Goldstine            Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Paul G. Haaga, Jr.            Over $100,000               Over $100,000
-------------------------------------------------------------------------------



/1/ Ownership disclosure is made using the following ranges: None; $1 - $10,000;
    $10,001 - $50,000; $50,001 - $100,000 and Over $100,000. The amounts listed for "interested" Directors include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
/2/ "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).

DIRECTOR COMPENSATION


No compensation is paid by the fund to any officer or Director who is a director, officer or employee of the investment adviser or its affiliates. The fund pays annual fees of $1,500 to Directors who are not affiliated with the investment adviser, plus $210 for each Board of Directors meeting attended; $285 per Audit Committee meeting attended; $420 per Contracts Committee meeting attended; and $83 per Nominating Committee meeting attended. Certain of the fund's Directors may also serve as Committee members for other American Funds whose Committees meet jointly with those of the fund. Accordingly, the Committee fees are allocated among the funds participating in the meetings.


No pension or retirement benefits are accrued as part of fund expenses. The Directors may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Directors who are not affiliated with the investment adviser.

                        Capital World Bond Fund - Page 14

DIRECTOR COMPENSATION PAID DURING THE FISCAL YEAR ENDED SEPTEMBER 30, 2003


                                                                                                TOTAL COMPENSATION
                                                                                                    (INCLUDING
                                                                                                VOLUNTARILY DEFERRED
                                                                  AGGREGATE COMPENSATION           COMPENSATION/1/)
                                                                 (INCLUDING VOLUNTARILY        FROM ALL FUNDS MANAGED BY
                                                                 DEFERRED COMPENSATION/1/)   CAPITAL RESEARCH AND MANAGEMENT
                                    NAME                               FROM THE FUND           COMAPNY OR ITS AFFILIATES/2/
------------------------------------------------------------------------------------------------------------------------------
 Richard G. Capen, Jr./3/                                                 $3,308                     $105,610
------------------------------------------------------------------------------------------------------------------------------
 H. Frederick Christie/3/                                                  3,677                      245,035
------------------------------------------------------------------------------------------------------------------------------
 Diane C. Creel/3/                                                         2,738                       58,620
------------------------------------------------------------------------------------------------------------------------------
 Martin Fenton/3/                                                          2,738                      216,120
------------------------------------------------------------------------------------------------------------------------------
 Leonard R. Fuller                                                         3,308                      166,395
------------------------------------------------------------------------------------------------------------------------------
 Richard G. Newman                                                         2,738                      137,120
------------------------------------------------------------------------------------------------------------------------------
 Frank M. Sanchez                                                          2,738                       59,120
------------------------------------------------------------------------------------------------------------------------------



/1/ Amounts may be deferred by eligible Directors under a non-qualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in the American Funds as designated by the Directors. Compensation for the fiscal year ended September 30, 2003 includes earnings on amounts deferred in previous fiscal years.
/2/ Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicles for certain variable insurance contracts; and Endowments, whose shareholders are limited to certain non-profit organizations.
/3/ Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2003 fiscal year for participating Directors is as follows: Richard G. Capen, Jr. ($12,447), H. Frederick Christie ($9,743), Diane C. Creel ($9,155) and Martin Fenton ($11,120). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Directors.

As of November 1, 2003, the officers and Directors of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.


FUND ORGANIZATION AND THE BOARD OF DIRECTORS

The fund, an open-end, non-diversified management investment company, was organized as a Maryland corporation on June 8, 1987. Although the Board of Directors has delegated day-to-day oversight to the investment adviser, all fund operations are supervised by the fund's Board, which meets periodically and performs duties required by applicable state and federal laws.


Under Maryland law, the fund's business and affairs are managed under the direction of the Board of Directors, and all powers of the fund are exercised by or under the authority of the Board except as reserved to the shareholders by law or the fund's charter or by-laws. Maryland law requires each Director to perform his/her duties as a Director, including his/her duties as a member of any Board committee on which he/she serves, in good faith, in a manner he/she reasonably believes to be in the best interest of the fund, and with the care that an ordinarily prudent person in a like position would use under similar circumstances.

                        Capital World Bond Fund - Page 15

Members of the Board who are not employed by the investment adviser or its affiliates are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.


The fund has several different classes of shares, including classes A, B, C, F, 529-A, 529-B, 529-C, 529-E, 529-F, R-1, R-2, R-3, R-4 and R-5. The 529 share classes are available only through CollegeAmerica to investors establishing qualified higher education savings accounts.The R share classes are generally available only to employer-sponsored retirement plans. Class R-5 shares are also available to clients of the Personal Investment Management Group of Capital Guardian Trust Company who do not have an intermediary associated with their accounts and without regard to the $1 million purchase minimum. The R share classes are described in more detail in the fund's retirement plan prospectus and retirement plan statement of additional information.


Shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Directors and set forth in the fund's rule 18f-3 Plan. Each class' shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 Plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. Note that CollegeAmerica account owners are not shareholders of the fund and accordingly, do not have the rights of a shareholder, such as the right to vote proxies relating to fund shares. As the legal owner of the fund's shares, the Virginia College Savings Plan will vote any proxies relating to fund shares.


The fund does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of Board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the Board could be removed by a majority vote.


The following table identifies those investors who own of record or are known by the fund to own beneficially 5% or more of any class of its shares as of the opening of business on November 1, 2003:




                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------
 Edward D Jones & Co                                 Class A         6.57%
 Attn: Mutual Fund
 Shareholder Accounting
 201 Progress Pkwy
 Maryland Heights, MO  63043-3009
----------------------------------------------------------------------------
 MLPF&S For The Sole Benefit of Its Customers        Class C        16.61%
 Attn Fund Administration
 4800 Deer Lake Dr E Fl 2
 Jacksonville, FL  32246-6484
----------------------------------------------------------------------------
 Citigroup Global Markets Inc                        Class C         8.61%
 Surpas House Account
 7th Floor
 333 W 34th St
 New York, NY  10001-2402
----------------------------------------------------------------------------
 Charles Schwab & Co Inc                             Class F        16.25%
 Special Custody Acct For Exclusive
 Benefit of Customers - RIA Acct
 ATTN Mutual Funds Department
 101 Montgomery St
 San Francisco, CA  94104-4122
----------------------------------------------------------------------------
 VCSP/CollegeAmerica                                 Class 529-E     9.62%
 Donald W Bedell Jr Owner
 NJ
----------------------------------------------------------------------------
 VCSP/CollegeAmerica                                 Class 529-E     9.62%
 Donald W Bedell Jr Owner
 NJ
----------------------------------------------------------------------------
 VCSP/CollegeAmerica                                 Class 529-E     9.62%
 Donald W Bedell Jr Owner
 NJ
----------------------------------------------------------------------------



                        Capital World Bond Fund - Page 16

COMMITTEES OF THE BOARD OF DIRECTORS

The fund has an Audit Committee comprised of Richard G. Capen, Jr., H. Frederick Christie and Leonard R. Fuller, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The Committee provides oversight regarding the fund's accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund's principal service providers. The Committee acts as a liaison between the fund's independent auditors and the full Board of Directors. Two Audit Committee meetings were held during the 2003 fiscal year.


The fund has a Contracts Committee comprised of Richard G. Capen, Jr., H. Frederick Christie, Diane C. Creel, Martin Fenton, Leonard R. Fuller, Richard G. Newman and Frank M. Sanchez, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The Committee's function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its investment adviser or the investment adviser's affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting Agreement, Administrative Services Agreement and Plans of Distribution under rule 12b-1 of the 1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full Board of Directors on these matters. One Contracts Committee meeting was held during the 2003 fiscal year.


The fund has a Nominating Committee comprised of Richard G. Capen, Jr., H. Frederick Christie, Diane C. Creel, Martin Fenton, Leonard R. Fuller, Richard G. Newman and Frank M. Sanchez,

                        Capital World Bond Fund - Page 17
none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The Committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. The Committee also evaluates, selects and nominates independent director candidates to the full Board of Directors. While the Committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Nominating Committee of the fund, addressed to the fund's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Committee. One Nominating Committee meeting was held during the 2003 fiscal year.


INVESTMENT ADVISER - The investment adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the United States and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo) with a staff of professionals, many of whom have significant investment experience. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The investment adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The investment adviser believes that it is able to attract and retain quality personnel. The investment adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The investment adviser is responsible for managing more than $350 billion of stocks, bonds and money market instruments and serves over 11 million shareholder accounts of all types throughout the world. These investors include individuals, privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.


INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreement (the "Agreement") between the fund and the investment adviser will continue in effect until October 31, 2004, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by: (i) the Board of Directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


In determining whether to renew the Agreement each year, the Contracts Committee of the Board of Directors evaluates information provided by the investment adviser in accordance with Section 15(c) of the 1940 Act, and presents its recommendations to the full Board of Directors.

                        Capital World Bond Fund - Page 18

In reviewing the quality of services provided to the fund, the Committee noted that the fund's absolute and relative results were favorable during 2002 through July 31, 2003 and for the five and ten year periods ended July 31, 2003. Representatives of the investment adviser commented on the current economic climate generally, including some volatility in European markets. The Committee then considered broader issues, such as the quality and depth of the investment adviser's organization. They reviewed the qualifications of the investment professionals currently providing investment management and research services to the fund. In addition, the Committee noted the investment adviser's continuing financial strength and stability.


In reviewing the fees and expenses borne by the fund, the Committee noted total expenses as a percentage of its average net assets have declined over the past year due to waivers of investment advisory fees but were above the median of its peer group. The Committee also discussed steps taken by the investment adviser to control overall expenses during a period of market uncertainty and reviewed various scenarios involving variables in sales, redemptions, markets and expenses.


Based on their review, the Committee and the Board concluded that the advisory fees and other expenses of the fund are fair, both absolutely and in comparison with those of other funds in the industry, and that shareholders have received reasonable value in return for paying such fees and expenses.


The investment adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the fund's executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies, and postage used at the fund's offices. The fund pays all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements, and notices to its shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's Plans of Distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to Directors unaffiliated with the investment adviser; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.


The management fee is based upon the annual rates of 0.57% of the first $1 billion of the fund's daily net assets during the month and 0.50% of such assets in excess of $1 billion.


The investment adviser has agreed that in the event the Class A expenses of the fund (with the exclusion of interest, taxes, brokerage costs, distribution expenses pursuant to a plan under rule 12b-1 and extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which the Agreement is in effect, exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any related regulations, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse the fund in the amount of such excess. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding the above limit, management fees will be reduced similarly for all classes of shares of the fund or other Class A fees will be waived in lieu of management fees.

                        Capital World Bond Fund - Page 19

For the fiscal years ended September 30, 2003, 2002 and 2001, the investment adviser received from the fund advisory fees of $5,120,000, $2,469,000 and $2,605,000, respectively. Capital Research and Management Company voluntarily reduced fees for investment advisory services to the rates provided by the amended agreement. As a result, for the year ended September 30, 2003, the fee shown on the accompanying financial statements of $5,120,000, which was equivalent to an annualized rate of 0.618%, was voluntarily reduced by $400,000 to $4,720,000, or 0.570% of average daily net assets.


ADMINISTRATIVE SERVICES AGREEMENT - The Administrative Services Agreement (the "Administrative Agreement") between the fund and the investment adviser relating to the fund's Class C, F and 529 shares will continue in effect until October 31, 2004, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of Directors who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Administrative Agreement provides that the fund may terminate the agreement at any time by vote of a majority of Directors who are not interested persons of the fund. The investment adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).


Under the Administrative Agreement, the investment adviser provides certain transfer agent and administrative services for shareholders of the fund's Class C and F shares, and all Class 529 shares. The investment adviser contracts with third parties, including American Funds Service Company, the fund's Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting and shareholder and fund communications. In addition, the investment adviser monitors, coordinates and oversees the activities performed by third parties providing such services.


As compensation for its services, the investment adviser receives transfer agent fees for transfer agent services provided to the fund's applicable share classes. Transfer agent fees are paid monthly according to a fee schedule contained in a Shareholder Services Agreement between the fund and American Funds Service Company. The investment adviser also receives an administrative services fee for administrative services provided to the fund's applicable share classes. Administrative services fees are paid monthly, accrued daily and calculated at the annual rate of 0.15% of the average daily net assets of each share class, as applicable.

                        Capital World Bond Fund - Page 20

During the 2003 fiscal period, administrative services fees were:

                                                                           ADMINISTRATIVE SERVICES FEE
------------------------------------------------------------------------------------------------------------
                              CLASS C                                                $55,000
------------------------------------------------------------------------------------------------------------
                              CLASS F                                                 62,000
------------------------------------------------------------------------------------------------------------
                            CLASS 529-A                                                9,000
------------------------------------------------------------------------------------------------------------
                            CLASS 529-B                                                3,000
------------------------------------------------------------------------------------------------------------
                            CLASS 529-C                                                6,000
------------------------------------------------------------------------------------------------------------
                            CLASS 529-E                                                1,000
------------------------------------------------------------------------------------------------------------
                            CLASS 529-F                                                  279
------------------------------------------------------------------------------------------------------------


PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION - American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 135 South State College Boulevard, Brea, CA 92821; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.


The Principal Underwriter receives revenues from sales of the fund's shares. For Class A and 529-A shares, the Principal Underwriter receives commission revenue consisting of that portion of the Class A and 529-A sales charge remaining after the allowances by the Principal Underwriter to investment dealers. For Class B and 529-B shares, the Principal Underwriter sells the rights to the 12b-1 fees paid by the fund for distribution expenses to a third party and receives the revenue remaining after compensating investment dealers for sales of Class B and 529-B shares. The fund also pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers of Class B and 529-B shares. For Class C and 529-C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase. The fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers of Class C and 529-C shares. For Class 529-E shares, the fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers. For Class F and 529-F shares, the fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell Class F and 529-F shares.

                        Capital World Bond Fund - Page 21

Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:


                                                                 COMMISSIONS,        ALLOWANCE OR

                                                                    REVENUE          COMPENSATION

                                           FISCAL YEAR/PERIOD  OR FEES RETAINED       TO DEALERS
-----------------------------------------------------------------------------------------------------
                 CLASS A                          2003             $857,000           $3,293,000
                                                  2002              232,000              894,000
                                                  2001              134,000              505,000
                 CLASS B                          2003              160,000            1,123,000
                                                  2002               59,000              333,000
                                                  2001               24,000              131,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-A                        2003               41,000              157,000
                                                  2002                7,000               30,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-B                        2003               13,000               81,000
                                                  2002                2,000               16,000
-----------------------------------------------------------------------------------------------------



The fund has adopted Plans of Distribution (the "Plans") pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Board of Directors and separately by a majority of the Directors who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. Potential benefits of the Plans to the fund include: quality shareholder services; savings to the fund in transfer agency costs; savings to the fund in advisory fees and other expenses; benefits to the investment process from growth or stability of assets; and maintenance of a financially healthy management organization. The selection and nomination of Directors who are not "interested persons" of the fund are committed to the discretion of the Directors who are not "interested persons" during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Board of Directors.


Under the Plans, the fund may annually expend the following amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund's Board of Directors has approved the category of expenses for which payment is being made: (i) for Class A shares, up to 0.30% of the average daily net assets attributable to Class A shares; (ii) for Class 529-A shares, up to 0.50% of the average daily net assets attributable to Class 529-A shares; (iii) for Class B and 529-B shares, 1.00% of the average daily net assets attributable to Class B and 529-B shares, respectively; (iv) for Class C and 529-C shares, 1.00% of the average daily net assets attributable to Class C and 529-C shares, respectively; (v) for Class 529-E shares, up to 0.75% of

                        Capital World Bond Fund - Page 22
the average daily net assets attributable to Class 529-E shares; and (vi) for Class F and 529-F shares, up to 0.50% of the average daily net assets attributable to Class F and 529-F shares, respectively.


For Class A and 529-A shares: (i) up to 0.25% is reimbursed to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) up to the amount allowable under the fund's Class A and 529-A 12b-1 limit is reimbursed to the Principal Underwriter for paying distribution-related expenses, including for Class A and 529-A shares dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and retirement plans, endowments and foundations with $50 million or more in assets) ("no load purchases"). Commissions on no load purchases of Class A and 529-A shares, in excess of the Class A and 529-A Plan limitations not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters these commissions are not recoverable.


For Class B and 529-B shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.


For Class C and 529-C shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.75% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class 529-E shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.25% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class F and 529-F shares, 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers or advisers. Currently, no compensation is paid under the fund's Class F and 529-F Plans for distribution-related expenses.

                        Capital World Bond Fund - Page 23

During the 2003 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:


                                                         12B-1 LIABILITY
                               12B-1 EXPENSES              OUTSTANDING
------------------------------------------------------------------------------
        CLASS A                  $1,706,000                  $118,000
------------------------------------------------------------------------------
        CLASS B                     381,000                    44,000
------------------------------------------------------------------------------
        CLASS C                     275,000                    36,000
------------------------------------------------------------------------------
        CLASS F                      76,000                    11,000
------------------------------------------------------------------------------
      CLASS 529-A                     4,000                     1,000
------------------------------------------------------------------------------
      CLASS 529-B                    16,000                     2,000
------------------------------------------------------------------------------
      CLASS 529-C                    30,000                     4,000
------------------------------------------------------------------------------
      CLASS 529-E                     2,000                       288
------------------------------------------------------------------------------
      CLASS 529-F                       404                        67
------------------------------------------------------------------------------



OTHER COMPENSATION TO DEALERS - The Principal Underwriter, at its expense (from a designated percentage of its income), currently provides additional compensation to dealers. Currently, these payments are limited to the top 100 dealers who have sold shares of the fund or other American Funds. These payments are based principally on a pro rata share of a qualifying dealer's sales. The Principal Underwriter will, on an annual basis, determine the advisability of continuing these payments.

                            TAXES AND DISTRIBUTIONS

FUND TAXATION - The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances, the fund may determine that it is in the interest of shareholders to distribute less than that amount.



To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market

                        Capital World Bond Fund - Page 24
value of the fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), or two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses.


Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and
(iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is in the interest of shareholders to distribute a lesser amount.



The following information may not apply to you if you hold fund shares in a tax-deferred account, such as a retirement plan or education savings account. Please see your tax adviser for more information.


DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS - Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class, unless shareholders indicate in writing that they wish to receive them in cash or in shares of the same class of other American Funds, as provided in the prospectus. Dividends and capital gain distributions by 529 share classes will be automatically reinvested.


Distributions of investment company taxable income and net realized capital gains to individual shareholders will be taxable whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of that share on the reinvestment date.


     DIVIDENDS - The fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term gains over net realized long-term capital losses. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses.

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the fund accrues receivables or liabilities denominated in a foreign currency and the time the fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the

                        Capital World Bond Fund - Page 25
     value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income.


     If the fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.


     To avoid such tax and interest, the fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.


     Dividends from domestic corporations are expected to comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund may be eligible for the deduction for dividends received by corporations. Corporate shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent that either the fund shares, or the underlying shares of stock held by the fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law and is eliminated if the shares are deemed to have been held by the shareholder or the fund, as the case may be, for less than 46 days during the 90-day period beginning on the date which is 45 days before the date on which the shares become ex-dividend. Capital gain distributions are not eligible for the dividends-received deduction.


     A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the fund which must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.

                        Capital World Bond Fund - Page 26

     In addition, some of the bonds may be purchased by the fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having a market discount may be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond or a fund may elect to include the market discount in income in tax years to which it is attributable. Generally, accrued market discount may be figured under either the ratable accrual method or constant interest method. If the fund has paid a premium over the face amount of a bond, the fund has the option of either amortizing the premium until bond maturity and reducing the fund's basis in the bond by the amortized amount, or not amortizing and treating the premium as part of the bond's basis. In the case of any debt security having a fixed maturity date of not more than one year from its date of issue, the gain realized on disposition generally will be treated as a short-term capital gain. In general, any gain realized on disposition of a security held less than one year is treated as a short-term capital gain.


     Dividend and interest income received by the fund from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however. Most foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.


     CAPITAL GAIN DISTRIBUTIONS - The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carry-forward of the fund.

     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 15% capital gains rate (maximum 20% for capital gains realized by the fund prior to May 6, 2003), will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and such shareholder's related tax credit.


SHAREHOLDER TAXATION - In January of each year, individual shareholders of the fund will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.


     DIVIDENDS - Fund dividends are taxable to shareholders as ordinary income. Under the 2003 Tax Act, all or a portion of a fund's dividend distribution may be a "qualified dividend". Only fund dividends derived from qualified corporation dividends paid to the fund after December 31, 2002, and held by the fund for the appropriate holding period, will be distributed to shareholders as "qualified dividends". Interest income from bonds and money market instruments and nonqualified foreign dividends will be distributed to shareholders as nonqualified fund dividends. The fund will report on Form 1099-DIV the amount of each shareholder's dividend that may be treated as a "qualified dividend". If a

                        Capital World Bond Fund - Page 27
     shareholder meets the requisite holding period requirement, "qualified dividends" are taxable at a maximum tax rate of 15%.

     CAPITAL GAINS - Distributions of the excess of net long-term capital gains over net short-term capital losses which the fund properly designates as "capital gain dividends" generally will be taxable to individual shareholders. Regardless of the length of time the shares of the fund have been held by such shareholders, the portion of a capital gain distribution realized by the fund prior to May 6, 2003 is subject to a maximum tax rate of 20%, while the portion of a capital gain distribution realized by the fund on or after May 6, 2003 is subject to a maximum tax rate of 15%. The fund will report on Form 1099-DIV the portion of the overall capital gain distribution that is taxable to individual shareholders at the maximum 15% rate. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period.

Distributions by the fund result in a reduction in the net asset value of the fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of investment capital. For this reason, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of investment capital upon the distribution, which will nevertheless be taxable to them.


The fund may make the election permitted under Section 853 of the Code so that shareholders may (subject to limitations) be able to claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the fund to foreign countries (such taxes relate primarily to investment income). The fund may make an election under Section 853 of the Code, provided that more than 50% of the value of the total assets of the fund at the close of the taxable year consists of securities of foreign corporations. The foreign tax credit available to shareholders is subject to certain limitations imposed by the Code.


Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder. However, conversion from one class to another class in the same fund should not be a taxable event.


If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other funds. Also, any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

                        Capital World Bond Fund - Page 28

The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to backup withholding of federal income tax in the case of non-exempt U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.


The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.


Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.


UNLESS OTHERWISE NOTED, ALL REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C OR F SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F SHARES. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY RELATING TO COLLEGEAMERICA ACCOUNTS.

                               PURCHASE OF SHARES


        METHOD            INITIAL INVESTMENT        ADDITIONAL INVESTMENTS
-------------------------------------------------------------------------------
                        See "Purchase           $50 minimum (except where a
                        Minimums" for initial   lower minimum is noted under
                        investment minimums.    "Purchase Minimums").
-------------------------------------------------------------------------------
By contacting           Visit any investment    Mail directly to your
your investment dealer  dealer who is           investment dealer's address
                        registered in the       printed on your account
                        state where the         statement.
                        purchase is made, has
                        a sales agreement with
                        American Funds
                        Distributors and is
                        authorized to sell a
                        CollegeAmerica account
                        in the case of 529
                        shares.
-------------------------------------------------------------------------------
By mail                 Make your check         Fill out the account additions
                        payable to the fund     form at the bottom of a recent
                        and mail to the         account statement, make your
                        address indicated on    check payable to the fund,
                        the account             write your account number on
                        application. Please     your check, and mail the check
                        indicate an investment  and form in the envelope
                        dealer on the account   provided with your account
                        application.            statement.
-------------------------------------------------------------------------------
By telephone            Please contact your     Complete the "Investments by
                        investment dealer to    Phone" section on the account
                        open an account, then   application or American
                        follow the procedures   FundsLink Authorization Form.
                        for additional          Once you establish the
                        investments.            privilege, you, your financial
                                                adviser or any person with your
                                                account information can call
                                                American FundsLine(R) and make
                                                investments by telephone
                                                (subject to conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Internet Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By Internet             Please contact your     Complete the American FundsLink
                        investment dealer to    Authorization Form. Once you
                        open an account, then   establish the privilege, you,
                        follow the procedures   your financial adviser or any
                        for additional          person with your account
                        investments.            information may access American
                                                FundsLine OnLine(R) on the
                                                Internet and make investments
                                                by computer (subject to
                                                conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Internet Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By wire                 Call 800/421-0180 to    Your bank should wire your
                        obtain your account     additional investments in the
                        number(s), if           same manner as described under
                        necessary. Please       "Initial Investment."
                        indicate an investment
                        dealer on the account.
                        Instruct your bank to
                        wire funds to:

                        Wells Fargo Bank
                        155 Fifth Street,
                        Sixth Floor
                        San Francisco, CA
                        94106
                        (ABA#121000248)

                        For credit to the
                        account of:
                        American Funds Service
                        Company
                        a/c# 4600-076178
                        (fund name)
                        (your fund acct. no.)
-------------------------------------------------------------------------------



                        Capital World Bond Fund - Page 29

The fund and the Principal Underwriter reserve the right to reject any purchase order. Generally, Class F shares are available only to fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers. Class B and C shares generally are not available to certain employer-sponsored retirement plans, such as 401(k) plans, 457 plans, employer-sponsored 403(b) plans and money purchase pension and profit sharing plans. Class 529 shares may be purchased by investors only through CollegeAmerica accounts. Class 529-E shares may be purchased only by investors participating in CollegeAmerica through an eligible employer plan. In addition, the state tax-exempt funds are offered only in certain states, and tax-exempt funds in general should not serve as retirement plan investments.


PURCHASE MINIMUMS - The minimum initial investment for all American Funds, except the money market funds and the state tax-exempt funds, is $250. The minimum initial investment for the money market funds (The Cash Management Trust of America, The Tax-Exempt Money Fund of America, and The U.S. Treasury Money Fund of America) and the state tax-exempt funds (The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, and The Tax-Exempt Fund of Virginia) is $1,000. Purchase minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deduction or by employer-sponsored CollegeAmerica accounts and may be

                        Capital World Bond Fund - Page 30
reduced or waived for shareholders of other funds in the American Funds. The minimum is $50 for additional investments (except for retirement plan payroll deduction and employer-sponsored CollegeAmerica accounts as noted above).


PURCHASE MAXIMUM FOR CLASS B SHARES - The maximum purchase order for Class B shares for all American Funds is $100,000. Direct purchases of Class B shares of The Cash Management Trust of America are not permitted; shares may be acquired only by exchanging from Class B shares of other American Funds. For investments above $100,000, Class A shares are generally a less expensive option over time due to sales charge reductions or waivers.


PURCHASE MAXIMUM FOR CLASS C SHARES - The maximum purchase order for Class C shares for all American Funds is $500,000. Direct purchases of Class C shares of The Cash Management Trust of America are not permitted; shares may be acquired only by exchanging from Class C shares of other American Funds.


FUND NUMBERS - Here are the fund numbers for use with our automated telephone line, American FundsLine/(R)/ (see description below):

                                                                   FUND NUMBERS
                                                      ----------------------------------------
FUND                                                  CLASS A   CLASS B   CLASS C    CLASS F
----------------------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . . . . . . . . . . . .     002       202       302        402
American Balanced Fund/(R)/ . . . . . . . . . . . .     011       211       311        411
American Mutual Fund/(R)/ . . . . . . . . . . . . .     003       203       303        403
Capital Income Builder/(R)/ . . . . . . . . . . . .     012       212       312        412
Capital World Growth and Income Fund/SM/  . . . . .     033       233       333        433
EuroPacific Growth Fund/(R)/  . . . . . . . . . . .     016       216       316        416
Fundamental Investors/SM/ . . . . . . . . . . . . .     010       210       310        410
The Growth Fund of America/(R)/ . . . . . . . . . .     005       205       305        405
The Income Fund of America/(R)/ . . . . . . . . . .     006       206       306        406
The Investment Company of America/(R)/  . . . . . .     004       204       304        404
The New Economy Fund/(R)/ . . . . . . . . . . . . .     014       214       314        414
New Perspective Fund/(R)/ . . . . . . . . . . . . .     007       207       307        407
New World Fund/SM/  . . . . . . . . . . . . . . . .     036       236       336        436
SMALLCAP World Fund/(R)/  . . . . . . . . . . . . .     035       235       335        435
Washington Mutual Investors Fund/SM/  . . . . . . .     001       201       301        401
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/ . . .     040       240       340        440
American High-Income Trust/SM/  . . . . . . . . . .     021       221       321        421
The Bond Fund of America/SM/  . . . . . . . . . . .     008       208       308        408
Capital World Bond Fund/(R)/  . . . . . . . . . . .     031       231       331        431
Intermediate Bond Fund of America/SM/ . . . . . . .     023       223       323        423
Limited Term Tax-Exempt Bond Fund of America/SM/  .     043       243       343        443
The Tax-Exempt Bond Fund of America/(R)/  . . . . .     019       219       319        419
The Tax-Exempt Fund of California/(R)/* . . . . . .     020       220       320        420
The Tax-Exempt Fund of Maryland/(R)/* . . . . . . .     024       224       324        424
The Tax-Exempt Fund of Virginia/(R)/* . . . . . . .     025       225       325        425
U.S. Government Securities Fund/SM/ . . . . . . . .     022       222       322        422
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/ . . . . .     009       209       309        409
The Tax-Exempt Money Fund of America/SM/  . . . . .     039       N/A       N/A        N/A
The U.S. Treasury Money Fund of America/SM/ . . . .     049       N/A       N/A        N/A
___________
*Available only in certain states.


                        Capital World Bond Fund - Page 31

                                                 FUND NUMBERS
                                  ---------------------------------------------
                                   CLASS    CLASS    CLASS    CLASS     CLASS
FUND                               529-A    529-B    529-C    529-E     529-F
-------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . .    1002     1202     1302     1502      1402
American Balanced Fund/(R)/ . .    1011     1211     1311     1511      1411
American Mutual Fund/(R)/ . . .    1003     1203     1303     1503      1403
Capital Income Builder/(R)/ . .    1012     1212     1312     1512      1412
Capital World Growth and Income
Fund/SM/  . . . . . . . . . . .    1033     1233     1333     1533      1433
EuroPacific Growth Fund/(R)/  .    1016     1216     1316     1516      1416
Fundamental Investors/SM/ . . .    1010     1210     1310     1510      1410
The Growth Fund of America/(R)/    1005     1205     1305     1505      1405
The Income Fund of America/(R)/    1006     1206     1306     1506      1406
The Investment Company of
America/(R)/. . . . . . . . . .    1004     1204     1304     1504      1404
The New Economy Fund/(R)/ . . .    1014     1214     1314     1514      1414
New Perspective Fund/(R)/ . . .    1007     1207     1307     1507      1407
New World Fund/SM/  . . . . . .    1036     1236     1336     1536      1436
SMALLCAP World Fund/(R)/  . . .    1035     1235     1335     1535      1435
Washington Mutual Investors
Fund/SM/  . . . . . . . . . . .    1001     1201     1301     1501      1401
BOND FUNDS
American High-Income Trust/SM/     1021     1221     1321     1521      1421
The Bond Fund of America/SM/  .    1008     1208     1308     1508      1408
Capital World Bond Fund/(R)/  .    1031     1231     1331     1531      1431
Intermediate Bond Fund of
America/SM/ . . . . . . . . . .    1023     1223     1323     1523      1423
U.S. Government Securities
Fund/SM/. . . . . . . . . . . .    1022     1222     1322     1522      1422
MONEY MARKET FUND
The Cash Management Trust of
America/(R)/. . . . . . . . . .    1009     1209     1309     1509      1409



                                 SALES CHARGES

CLASS A SALES CHARGES - The sales charges you pay when purchasing Class A shares of stock, stock/bond and bond funds of the American Funds are set forth below. American Funds money market funds are offered at net asset value. (See "Fund Numbers" above for a listing of the funds.)

                        Capital World Bond Fund - Page 32

                                                                     DEALER
                                             SALES CHARGE AS       COMMISSION
                                            PERCENTAGE OF THE:    AS PERCENTAGE
                                            ------------------       OF THE
AMOUNT OF PURCHASE
AT THE OFFERING PRICE                      NET AMOUNT  OFFERING     OFFERING
                                           -INVESTED-   PRICE         PRICE
------------------------------------------- --------    -----         -----
STOCK AND STOCK/BOND FUNDS
Less than $25,000 . . . . . . . . .          6.10%      5.75%         5.00%
$25,000 but less than $50,000 . . .          5.26       5.00          4.25
$50,000 but less than $100,000. .            4.71       4.50          3.75
BOND FUNDS
Less than $100,000 . . . . . . . .           3.90       3.75          3.00
STOCK, STOCK/BOND, AND BOND FUNDS
$100,000 but less than $250,000 .            3.63       3.50          2.75
$250,000 but less than $500,000 .            2.56       2.50          2.00
$500,000 but less than $750,000 .            2.04       2.00          1.60
$750,000 but less than $1 million            1.52       1.50          1.20
$1 million or more . . . . . . . .           none       none      see below
--------------------------------------------------------------------------------


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES - INVESTMENTS OF $1 MILLION OR MORE ARE SOLD WITH NO INITIAL SALES CHARGE. HOWEVER, A 1% CONTINGENT DEFERRED SALES CHARGE (CDSC) MAY BE IMPOSED IF REDEMPTIONS ARE MADE WITHIN ONE YEAR OF PURCHASE.

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is notified:


     .investments in Class A shares made by endowments or foundations with $50 million or more in assets;

     .investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before March 15, 2001; and

     .Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds (see "Individual Retirement Account (IRA) Rollovers" below).

A dealer concession of up to 1% may be paid by the fund under its Class A plan of distribution on investments made with no initial sales charge.


     EMPLOYER-SPONSORED RETIREMENT PLANS

     ON OR BEFORE MARCH 31, 2004:

     An employer-sponsored retirement plan (including certain 403(b) plans) may invest in Class A shares without any initial or contingent deferred sales charge if the plan invests $1 million or more, or if American Funds Service Company is notified that the plan has

                        Capital World Bond Fund - Page 33

     100 or more eligible employees or has $50 million or more in assets. Plans investing in this manner may continue to purchase Class A shares without any initial or contingent deferred sales charge after March 31, 2004.

     403(b) plans may be treated as employer-sponsored plans for sales charge purposes if: (i) the American Funds are principal investment options; (ii) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working hours; and (iii) there is only one dealer firm assigned to the plans.

     AFTER MARCH 31, 2004:

     . Employer-sponsored retirement plans not yet invested in Class A shares and wishing to invest without a sales charge will no longer be eligible to purchase Class A shares. Such plans may invest only in Class R shares, which are described in more detail in the fund's retirement plan prospectus.

     . Provided that the plan's recordkeeper can properly apply a sales charge on the plan's investments, an employer-sponsored retirement plan not yet invested in Class A shares and wishing to invest less than $1 million may invest in Class A shares, but the purchase of these shares will be subject to the applicable sales charge, regardless of whether the plan has 100 or more eligible employees or whether it has $50 million or more in assets. An employer-sponsored retirement plan that purchases Class A shares with a sales charge will be eligible to purchase additional Class A shares in accordance with the sales charge table above. If the recordkeeper cannot properly apply a sales charge on the plan's investments, then the plan may invest only in Class R shares, which are described in more detail in the fund's retirement plan prospectus.

     . Employer-sponsored retirement plans not yet invested in Class A shares will no longer be eligible to establish a statement of intention of $1 million or more. More information about statements of intention can be found under "Sales charge reductions and waivers."

A transfer from the Virginia Prepaid Education Program/SM/ or the Virginia Education Savings Trust/SM/ to a CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer.


In addition, Class A shares of the American Funds stock, stock/bond and bond funds may be sold at net asset value to:


(1) current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

(2) current registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales

                        Capital World Bond Fund - Page 34
agreements with the Principal Underwriter (or who clear transactions through such dealers) and plans for such persons or the dealers;

(3) current registered investment advisers registered with the Principal Underwriter and assistants directly employed by such registered investment advisers, retired registered investment advisers with respect to accounts established while active, or full-time employees of registered investment advisers registered with the Principal Underwriter (and their spouses, parents and children), and plans for such persons;

(4) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

(5)  insurance company separate accounts;

(6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

(7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation;

(8) an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, as determined by a Vice President or more senior officer of the Capital Research and Management Company Fund Administration Unit; and

(9) wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

CONTINGENT DEFERRED SALES CHARGE ON CLASS A AND C SHARES - Except as described above, a CDSC of 1% applies to redemptions of Class A shares of the American Funds, other than the money market funds, made within 12 months following the purchase of Class A shares of $1 million or more made without an initial sales charge. A CDSC of 1% also applies to redemptions of Class C shares of the American Funds made within 12 months following the purchase of the Class C shares. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held the longest are assumed to be redeemed first for purposes of calculating this CDSC. The CDSC may be waived in certain circumstances. See "CDSC Waivers for Class A, B and C Shares" below.


CLASS B SALES CHARGES - Class B shares are sold without any initial sales charge. However, a CDSC may be applied to shares you sell within six years of purchase, as shown in the table below.


CONTINGENT DEFERRED SALES CHARGE ON CLASS B SHARES


Year of redemption:                 1     2     3     4     5     6     7+
Contingent deferred sales charge:   5%    4%    4%    3%    2%    1%    0%



                        Capital World Bond Fund - Page 35

There is no CDSC on appreciation in share value above the initial purchase price or on shares acquired through reinvestment of dividends or capital gain distributions. In addition, the CDSC may be waived in certain circumstances. See "CDSC Waivers for Class A, B and C Shares" below. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. In processing redemptions of Class B shares, shares that are not subject to any CDSC will be redeemed first followed by shares that you have owned the longest during the six-year period.


CLASS 529-E AND CLASS F SALES CHARGE - Class 529-E and F shares are sold with no initial or contingent deferred sales charge.


DEALER COMMISSIONS AND COMPENSATION - For Class A shares, commissions (up to 1%) are paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored defined contribution-type plan investing $1 million or more or with 100 or more eligible employees, IRA rollover accounts of $1 million or more (as described in "Individual Retirement Account (IRA) Rollovers" below), and for purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on investments in Class A shares are paid at the following rates: 1.00% on amounts to $4 million, 0.50% on amounts over $4 million to $10 million, and 0.25% on amounts over $10 million. Commissions are based on cumulative investments and are not annually reset.


For Class B shares, compensation equal to 4.00% of the amount invested is paid by the Principal Underwriter to dealers who sell Class B shares.


For Class C shares, compensation equal to 1.00% of the amount invested is paid by the Principal Underwriter to dealers who sell Class C shares.


CONVERSION OF CLASS B AND C SHARES - Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F shares in the month of the ten-year anniversary of the purchase date. Class 529-C shares will not convert to Class 529-F shares. The conversion of shares is subject to the Internal Revenue Service's continued position that the conversions are not subject to federal income tax. If the Internal Revenue Service no longer takes this position, the automatic conversion feature may be suspended. If that happened, no further conversions of Class B or C shares would occur while such suspension remained in effect, and at your option, Class B shares could be exchanged for Class A shares and Class C shares for Class F shares on the basis of the relative net asset values of the two classes, without the imposition of a sales charge or fee; however, such an exchange could constitute a taxable event for you. Absent such an exchange, Class B and C shares would continue to be subject to higher expenses for longer than eight years and ten years, respectively.


                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE - You and your "immediate family" (your spouse -- or equivalent if recognized under local law -- and your children under age 21) may combine investments to reduce your costs. You must let your investment dealer or American Funds Service Company (the "Transfer Agent") know at the time you purchase shares if you qualify for a reduction in your sales charge using one or any combination of the methods described below.

                        Capital World Bond Fund - Page 36

     STATEMENT OF INTENTION - You may enter into a non-binding commitment to purchase shares of the American Funds over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include future appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $25,000 or more for equity funds and $100,000 or more for bond funds made within a 13-month period subject to a statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount. After March 31, 2004, employer-sponsored retirement plans not yet invested in Class A shares will no longer be eligible to establish a statement of intention of $1 million or more.

     When a shareholder elects to use a Statement in order to qualify for a reduced sales charge on purchases of the American Funds, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. The dealer assigned to the account at the end of the period will receive an appropriate commission adjustment. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding.

     The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged. Accordingly, upon your request, the sales charge paid on investments made 90 days prior to the Statement revision will be adjusted to reflect the revised Statement.

     Existing holdings eligible for rights of accumulation (see below), including Class A shares held in a fee-based arrangement, other classes of shares of the American Funds, holdings in Endowments (shares of which may be owned only by tax-exempt organizations) and any individual investments in American Legacy variable annuity contracts and variable life insurance policies (American Legacy, American Legacy II and American Legacy III, American Legacy Life, American Legacy Variable Life, and American Legacy Estate Builder) may be credited toward satisfying the Statement.

     During the Statement period, reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement. The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: the total monthly investment will be multiplied by 13 and then multiplied by 1.5.

                        Capital World Bond Fund - Page 37

     The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the 13-month period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

     AGGREGATION - Sales charge discounts are available for certain aggregated investments. Qualifying investments include those made by you and your immediate family (your spouse -- or equivalent if recognized under local law -- and your children under the age of 21), if all parties are purchasing shares for their own accounts and/or:

     .individual-type employee benefit plan(s), such as an IRA, 403(b) plan
          (see exception below), or single-participant Keogh-type plan;

     .business accounts solely controlled by you or your immediate family
          (for example, you own the entire business);

     .trust accounts established by you or your immediate family. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust;

     .endowments or foundations established and controlled by you or your immediate family; or

     .CollegeAmerica accounts, which will be aggregated at the account owner level (Class 529-E accounts may only be aggregated with an eligible employer plan).

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     .for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

     .made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding individual-type employee benefit plans described above;

     .for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

     .for non-profit, charitable or educational organizations (or any employer-sponsored retirement plan for such an endowment or foundation) or any endowments or foundations established and controlled by the organization; or

     .for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan (see "Class A Purchases Not Subject to Sales Charges" above), or made for two or more 403(b) plans that are treated as employer-sponsored plans of a single employer or affiliated employers as defined in the 1940 Act.

                        Capital World Bond Fund - Page 38

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES - You may combine purchases of all classes of shares of two or more funds in the American Funds, as well as individual holdings in Endowments, American Legacy variable annuity contracts and variable life insurance policies. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds money market funds are excluded.

     RIGHTS OF ACCUMULATION - Subject to the limitations described in the aggregation policy, you may take into account the current value of your existing holdings in all share classes of the American Funds, as well as your holdings in Endowments, to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. Alternatively, upon your request, you may take into account the amount you invested less any withdrawals (however, for this purpose, the amount invested does not include capital appreciation and reinvested dividends and capital gains). When determining your sales charge, you may also take into account the value of your individual holdings, as of the end of the week prior to your investment, in various American Legacy variable annuity contracts and variable life insurance policies. Direct purchases of American Funds money market funds are excluded.

CDSC WAIVERS FOR CLASS A, B AND C SHARES - Any CDSC on Class A, B and C shares (and, if applicable, on the corresponding Class 529 shares) may be waived only in the following cases:


(1) Permitted exchanges of shares as described in the prospectus, provided that the shares acquired by such exchanges are not redeemed within: (i) one year of the initial purchase in the case of Class A or 529-A shares, (ii) six years of the initial purchase in the case of Class B or 529-B shares, or (iii) one year of the initial purchase in the case of Class C or 529-C shares.

(2)  Tax-free returns of excess contributions to IRAs.

(3) Redemptions due to death or post-purchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant's death and removes the decedent's name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

(4) For Class 529-A, 529-B and 529-C shareholders only, redemptions due to a beneficiary's death, post-purchase disability or receipt of a scholarship (to the extent of the scholarship award).

(5) The following types of transactions, if together they do not exceed 12% of the value of an "account" (defined below) annually (the "12% limit"):

                        Capital World Bond Fund - Page 39

     . Required minimum distributions taken from retirement accounts upon the shareholder's attainment of age 70 1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

     . Redemptions through a systematic withdrawal plan ("SWP") (see "Automatic Withdrawals" under "Shareholder Account Services and Privileges", below). For each SWP payment, assets that are not subject to a CDSC, such as appreciation on shares and shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular SWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through a SWP will also count toward the 12% limit. In the case of a SWP, the 12% limit is calculated at the time a systematic redemption is first made, and is recalculated at the time each additional systematic redemption is made. Shareholders who establish a SWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

     For purposes of this paragraph, "account" means:

     .in the case of Class A shares, your investment in Class A shares of all American Funds (investments representing direct purchases of American Funds money market funds are excluded);

     .in the case of Class B shares, your investment in Class B shares of the particular fund from which you are making the redemption; and

     .in the case of Class C shares, your investment in Class C shares of the particular fund from which you are making the redemption.

CDSC waivers are allowed only in the cases listed above. For example, CDSC waivers will not be allowed on redemptions of Class 529-B and 529-C shares due to: termination of CollegeAmerica; a determination by the Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that eliminates or limits the tax-favored status of CollegeAmerica; or the Virginia College Savings Plan eliminating the fund as an option for additional investment within CollegeAmerica.

                 INDIVIDUAL RETIREMENT ACCOUNT (IRA) ROLLOVERS

Assets from a retirement plan (plan assets) may be invested in any class of shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the applicable fund's current prospectus and statement of additional information.


An IRA rollover involving plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, may be invested in: (i) Class A shares at net asset value; (ii) Class A shares subject to the applicable initial sales charge; (iii) Class B shares; (iv) Class C shares; or (v) Class F shares. Plan assets invested in Class A shares with a sales charge, or B, C or F shares are subject to the terms and conditions

                        Capital World Bond Fund - Page 40
contained in the fund's current prospectus and statement of additional information. Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.


Plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees (i.e., shares do not have to age). Dealer commissions will be paid only on IRA rollovers of $1 million or more according to the schedule applicable to Class A share investments of $1 million or more (see "Dealer Commissions and Compensation" above). No dealer commissions will be paid on rollovers to American Funds money market funds.


IRA rollovers that do not indicate in which share class plan assets should be invested and that do not have an adviser associated with the account will be invested in Class F shares. Additional plan assets may be rolled into the account holding F shares; however, subsequent contributions cannot be invested in F shares.

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the fund or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.


Orders received by the investment dealer or authorized designee, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.


Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).


All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset values per share for each share class are determined, as follows:

                        Capital World Bond Fund - Page 41

1. Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.


Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.


Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the fund's Board. Subject to Board oversight, the fund's Board has delegated the obligation to make fair valuation determinations to a Valuation Committee established by the fund's investment adviser. The Board receives regular reports describing fair-valued securities and the valuation methods used.


The Valuation Committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations are valued in good faith by the Valuation Committee based upon what the fund might reasonably expect to receive upon their current sale. The Valuation Committee considers all indications of value available to it in determining the "fair value" to be assigned to a particular security, including, without limitation, the type of security, the existence of contractual or legal restrictions on resale, relevant financial or business developments affecting the issuer or its business prospects, similar or related securities that are more actively traded, and changes in overall market conditions. The Valuation Committee employs additional fair value procedures to address issues related to investing substantial portions of applicable fund portfolios outside the United States. Securities owned by these funds trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before these funds' net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets);


2. Each class of shares represents interests in the same portfolio of investments and is otherwise identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class on the basis of the relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and

                        Capital World Bond Fund - Page 42
other expense items attributable to particular share classes, are deducted from total assets attributable to the respective share classes; and

3. Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearer cent, is the net asset value per share for that share class.

Any purchase order may be rejected by the Principal Underwriter or by the fund. The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 4.5% of the outstanding shares of the fund without the consent of a majority of the fund's Board.


                                 SELLING SHARES

Shares are sold at the net asset value next determined after your request is received in good order by the Transfer Agent, dealer or any of their designees. Sales of certain Class A, B and C shares may be subject to a CDSC. Generally, Class F shares are only available to fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.


You may sell (redeem) other classes of shares in your account in any of the following ways:


     THROUGH YOUR DEALER (certain charges may apply)

     --Shares held for you in your dealer's street name must be sold through the dealer.

     WRITING TO AMERICAN FUNDS SERVICE COMPANY

     --    Requests must be signed by the registered shareholder(s).

     --    A signature guarantee is required if the redemption is:

          -  Over $75,000;

          -  Made payable to someone other than the registered shareholder(s);
             or

          - Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

          Your signature may be guaranteed by a domestic stock exchange or the National Association of Securities Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.


     -- Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

     --
          You must include with your written request any shares you wish to sell that are in certificate form.

                        Capital World Bond Fund - Page 43

     TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR USING THE INTERNET

     -- Redemptions by telephone, fax or the Internet (including American FundsLine/(R)/ and American FundsLine OnLine/(R)/) are limited to $75,000 per shareholder each day.

     --   Checks must be made payable to the registered shareholder(s).

     -- Checks must be mailed to an address of record that has been used with the account for at least 10 days.

     MONEY MARKET FUNDS

     -- You may have redemptions of $1,000 or more wired to your bank by writing American Funds Service Company.

     -- You may establish check writing privileges using an account application.

          - If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your checking account signature card.

          - Check writing is not available for any of the 529 share classes or B, C or F share classes of The Cash Management Trust of America.

If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.


Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.


If you notify the Transfer Agent, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in any of the American Funds within 90 days after the date of the redemption or distribution. Proceeds from a Class B share redemption where a CDSC was charged will be reinvested in Class A shares. Proceeds from any other type of redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made. Any CDSC on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in the money market funds that are reinvested in non-money market funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by the Transfer Agent.

                        Capital World Bond Fund - Page 44

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders. However, certain services and privileges may not be available for Class 529 shareholders or if your account is held with an investment dealer.


AUTOMATIC INVESTMENT PLAN - An automatic investment plan enables you to make monthly or quarterly investments in the American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount you would like to invest ($50 minimum) and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.


AUTOMATIC REINVESTMENT - Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividends and capital gain distributions paid by the 529 share classes will be automatically reinvested.



If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.


CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS - For all share classes, except the 529 classes of shares, you may cross-reinvest dividends and capital gains ("distributions") of the same share class into other American Funds at net asset value, subject to the following conditions:


(a) The aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement),

(b) If the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested,

(c) If you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

                        Capital World Bond Fund - Page 45

EXCHANGE PRIVILEGE - You may only exchange shares into other American Funds within the same class. However, exchanges from Class A shares of The Cash Management Trust of America may be made to Class B or C shares of other American Funds for dollar cost averaging purposes. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of Class F shares generally may only be done through fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.


Exchanges from Class A, C or F shares to the corresponding 529 share class, particularly in the case of Uniform Gifts to Minors Act or Uniform Transfer to Minors Act custodial accounts, may result in significant legal and tax consequences as described in the CollegeAmerica Program Description. Please consult your financial adviser prior to making such an exchange.


You may exchange shares of other classes by writing to the Transfer Agent (see "Selling Shares" above), by contacting your investment dealer or financial adviser, by using American FundsLine and American FundsLine OnLine (see "American FundsLine and American FundsLine OnLine" below), or by telephoning 800/421-0180 toll-free, faxing (see "American Funds Service Company Service Areas" in the prospectus for the appropriate fax numbers) or telegraphing the Transfer Agent. For more information, see "Telephone and Internet Purchases, Redemptions and Exchanges" below. Shares held in corporate-type retirement plans for which Capital Bank and Trust Company serves as trustee may not be exchanged by telephone, Internet, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received (see "Price of Shares" above). THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.


AUTOMATIC EXCHANGES - For all share classes, you may automatically exchange shares of the same class in amounts of $50 or more among any of the American Funds on any day (or preceding business day if the day falls on a non-business day) of each month you designate.


AUTOMATIC WITHDRAWALS - For all share classes, except the 529 classes of shares, you may automatically withdraw shares from any of the American Funds. You can make automatic withdrawals of $50 or more as often as you wish if your account is worth at least $10,000, or up to four times a year for an account worth at least $5,000. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day. However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday.


Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

                        Capital World Bond Fund - Page 46

ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals will be confirmed at least quarterly.


AMERICAN FUNDSLINE AND AMERICAN FUNDSLINE ONLINE - You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $75,000 per American Funds shareholder each day) from non-retirement plan accounts, or exchange shares around the clock with American FundsLine and American FundsLine OnLine. To use these services, call 800/325-3590 from a TouchTone(TM) telephone or access the American Funds website on the Internet at americanfunds.com. Redemptions and exchanges through American FundsLine and American FundsLine OnLine are subject to the conditions noted above and in "Telephone and Internet Purchases, Redemptions and Exchanges" below. You will need your fund number (see the list of the American Funds under "Purchase of Shares - Fund Numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.


TELEPHONE AND INTERNET PURCHASES, REDEMPTIONS AND EXCHANGES - By using the telephone (including American FundsLine) or the Internet (including American FundsLine OnLine), fax or telegraph purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.


REDEMPTION OF SHARES - The fund's Articles of Incorporation permit the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Directors of the fund may from time to time adopt.


While payment of redemptions normally will be in cash, the fund's Articles of Incorporation permit payment of the redemption price wholly or partly in securities or other property included in the assets belonging to the fund when in the opinion of the fund's Board of Directors, which shall be conclusive, conditions exist which make payment wholly in cash unwise or undesirable.


SHARE CERTIFICATES - Shares are credited to your account and certificates are not issued unless you request them by writing to the Transfer Agent. Certificates are not available for the 529 share classes.

                        Capital World Bond Fund - Page 47

                      EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders for the fund's portfolio securities transactions. The investment adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and quality of executions. When, in the opinion of the investment adviser, two or more brokers (either directly or through their correspondent clearing agents) are in a position to obtain the best price and execution, preference may be given to brokers who have sold shares of the fund, as well as shares of other American Funds, or who have provided investment research, statistical, or other related services to the investment adviser. Brokerage allocation on this basis need not be proportional to the broker's sales of the fund's shares, or to the value of the research, statistical and other services used by the investment adviser for the benefit of the fund. The fund does not consider the investment adviser as having an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.


Portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the investment adviser, or for trusts or other accounts served by affiliated companies of the investment adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the fund, they are effected only when the investment adviser believes that to do so is in the interest of the fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The fund will not pay a mark-up for research in principal transactions.


Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, if applicable, for the fiscal years ended September 30, 2003, 2002 and 2001, amounted to $613,000, $433,000 and $287,000, respectively. The volume of trading activity increased during the year, resulting in an increase in brokerage commissions paid on portfolio transactions.


                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, as Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to sub-custodial arrangements in non-U.S. banks or non-U.S. branches of U.S. banks.


TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee of $888,000 for Class A shares and $56,000 for Class B shares for the 2003 fiscal year.


INDEPENDENT AUDITORS - Deloitte & Touche LLP, Two California Plaza, 350 South Grand Avenue, Suite 200, Los Angeles, CA 90071, serves as the fund's independent auditors, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of Deloitte & Touche LLP, independent auditors, given on the authority of said firm as experts in

                        Capital World Bond Fund - Page 48
accounting and auditing. The selection of the fund's independent auditors is reviewed and determined annually by the Board of Directors.


INDEPENDENT LEGAL COUNSEL - Paul, Hastings, Janofsky & Walker LLP, 515 South Flower Street, Los Angeles, CA 90071, currently serves as counsel for the fund and for Directors who are not interested persons (as defined by the 1940 Act) of the fund in their capacities as such. Certain legal matters in connection with the capital shares offered by the prospectus have been passed upon for the fund by Paul, Hastings, Janofsky & Walker LLP. Counsel does not currently provide legal services to the fund's investment adviser or any of its affiliated companies. A determination with respect to the independence of the fund's "independent legal counsel" will be made at least annually by the independent Directors of the fund, as prescribed by the 1940 Act and the rules thereunder.



PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS - The fund's fiscal year ends on September 30. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent auditors, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.


PERSONAL INVESTING POLICY - The fund and Capital Research and Management Company and its affiliated companies, including the fund's principal underwriter, have adopted codes of ethics which allow for personal investments, including securities in which the fund may invest from time to time. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


PROXY VOTING PROCEDURES AND GUIDELINES - The investment adviser has adopted Proxy Voting Guidelines (the "Guidelines") with respect to voting proxies of securities held by the American Funds, Endowments and American Funds Insurance Series. Certain funds have established separate proxy committees that vote proxies or delegate to a voting officer the authority to vote on behalf of those funds. Proxies for all other funds are voted by an investment committee of the investment adviser under authority delegated by the funds' Boards. Therefore, if more than one fund invests in the same company, certain funds may vote differently on the same proposal.


All U.S. proxies are voted. Non-U.S. proxies also are voted, provided there is sufficient time and information available. After a proxy is received, the investment adviser prepares a summary of the proposals in the proxy. A discussion of any potential conflicts of interest is also included in the summary. After reviewing the summary, one or more research analysts familiar with the company and industry make a voting recommendation on the proxy proposals. A second recommendation is made by a proxy coordinator (a senior investment professional) based on the individual's knowledge of the Guidelines and familiarity with proxy-related issues. The proxy summary and

                        Capital World Bond Fund - Page 49
voting recommendations are then sent to the appropriate proxy voting committee for the final voting decision.


The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a director of one or more American Funds is also a director of a company whose proxy is being voted. In such instances, proxy committee members are alerted to the potential conflict. The proxy committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.


The Guidelines, which have been in effect for many years, provide an important framework for analysis and decision-making by all funds; however, they are not exhaustive and do not address all potential issues. The Guidelines provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds' understanding of the company's business, its management and its relationship with shareholders over time.


Beginning August 31, 2004 (and each August 31 thereafter) each fund will be required to file Form N-PX containing its complete voting record for the 12 months ended the preceding June 30. Once filed, the most recent Form N-PX will be available (i) without charge, upon request, by calling American Funds Service Company at 800/421-0180, and (ii) on the SEC's website at www.sec.gov.


The following summary sets forth the general positions of the American Funds, Endowments, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Guidelines is available upon request, free of charge, by calling American Funds Service Company at 800/421-0180 or visiting the American Funds website at americanfunds.com.


     DIRECTOR MATTERS - The election of a company's slate of nominees for director is generally supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the Chairman and CEO positions may also be supported. Typically, proposals to declassify the board (elect all directors annually) are supported based on the belief that this increases the directors' sense of accountability to shareholders.

     SHAREHOLDER RIGHTS - Proposals to repeal an existing poison pill, to provide for confidential voting and to provide for cumulative voting are usually supported. Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder's right to call a special meeting are not typically supported.

     COMPENSATION AND BENEFIT PLANS - Option plans are complicated and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

                        Capital World Bond Fund - Page 50

     ROUTINE MATTERS - The ratification of auditors, procedural matters relating to the annual meeting, and changes to company name are examples of items considered routine. Such items are generally voted in favor of management's recommendations unless circumstances indicate otherwise.

OTHER INFORMATION - The financial statements including the investment portfolio and the report of Independent Auditors contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:


             DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND

  MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES - SEPTEMBER 30, 2003

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $18.37
Maximum offering price per share
  (100/96.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $19.09


            CLASS A SHARE INVESTMENT RESULTS AND RELATED STATISTICS

The fund's yield was 3.81% based on a 30-day (or one month) period ended September 30, 2003, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula as required by the Securities and Exchange Commission:


     YIELD = 2[((a-b)/cd + 1)/6/ -1]

     Where:  a  =   dividends and interest earned during the period.

             b   =  expenses accrued for the period (net of reimbursements).

             c   =  the average daily number of shares outstanding during the period that were entitled to receive dividends.

             d   =  the maximum offering price per share on the last day of the period.

The fund's one-year total return and five- and ten-year average annual total returns at the maximum offering price for the periods ended September 30, 2003 were 16.77%, 5.29% and 6.16%, respectively. The fund's one-year total return and five- and ten-year average annual total returns at net asset value for the periods ended September 30, 2003 were 21.34%, 6.10% and 6.56%, respectively.


The average total return ("T") is computed by equating the value at the end of the period ("ERV") with a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange Commission: P(1+T)/n/ = ERV.


In calculating average annual total return at the maximum offering price, the fund assumes: (1) deduction of the maximum sales charge of 3.75% from the $1,000 initial investment;

                        Capital World Bond Fund - Page 51

(2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. In addition, the fund will provide lifetime average total return figures. From time to time, the fund may calculate investment results for Class B, C, F, 529 and R shares.


The fund may also, at times, calculate total return based on net asset value per share (rather than the offering price), in which case the figure would not reflect the effect of any sales charges which would have been paid if shares were purchased during the period reflected in the computation. Consequently, total return calculated in this manner will be higher. These total returns may be calculated over periods in addition to those described above. Total return for the unmanaged indexes will be calculated assuming reinvestment of dividends and interest, but will not reflect any deductions for advisory fees, brokerage costs or administrative expenses.


The fund may include information on its investment results and/or comparisons of its investment results to various unmanaged indexes (such as the Dow Jones Average of 30 Industrial Stocks and the Standard and Poor's 500 Composite Stock Index) or results of other mutual funds or investment or savings vehicles in advertisements or in reports furnished to present or prospective shareholders. The fund may also, from time to time, combine its results with those of other American Funds for purposes of illustrating investment strategies involving multiple funds.


The fund may refer to results and surveys compiled by organizations such as CDA/ Wiesenberger, Ibbotson Associates, Lipper Analytical Services, Morningstar, Inc., and by the U.S. Department of Commerce. Additionally, the fund may refer to results published in various newspapers and periodicals, including Barron's,
                                                                      --------
Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance Magazine,
------  -------  ----------------------  -------------------------------------
Money, U.S. News and World Report and The Wall Street Journal.
-----  --------------------------     -----------------------


The fund may illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans.


The fund may compare its investment results with the Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g. food, clothing, fuels, transportation, and other goods and services that people buy for day-to-day living).


In addition, investments in certain currency contracts may affect the fund's distribution rate. The Internal Revenue Service requires funds to recognize as ordinary income certain realized currency gains on non-U.S. currency transactions and to distribute such amounts as dividends to shareholders. Conversely, realized currency losses must be recognized as ordinary losses and reflected by reductions in dividends. Because such adjustments affect a fund's distribution rate calculations, a fund's distribution rate may be greater (if there is a net currency gain) or lesser (if there is a net currency loss) than its SEC yield. In addition, because of special tax treatment, certain other transactions may result in differences between the SEC yield and distribution rate. For example, unrealized gains on certain open forward currency contracts are required to be recognized as income and distributed as dividends (and are therefore included in the distribution rate but are not included in the SEC yield).

                        Capital World Bond Fund - Page 52

                                    APPENDIX

The following descriptions of debt security ratings are based on information provided by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("Standard & Poor's").


                          DESCRIPTION OF BOND RATINGS

MOODY'S
LONG-TERM RATING DEFINITIONS

Aaa
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.


Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.


A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.


Baa
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.


Ba
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.


B
Obligations rated B are considered speculative and are subject to high credit risk.


Caa
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.


Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.


C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.


NOTE: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                        Capital World Bond Fund - Page 53

STANDARD & POOR'S

LONG-TERM ISSUE CREDIT RATINGS

AAA

An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.


AA

An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.


A

An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.


BBB

An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


BB, B, CCC, CC, AND C
Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.


BB

An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.


B

An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.


CCC

An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.


CC

An obligation rated CC is currently highly vulnerable to nonpayment.

                        Capital World Bond Fund - Page 54

C

The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.


D

An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


PLUS (+) OR MINUS (-)
The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                        Capital World Bond Fund - Page 55

INVESTMENT PORTFOLIO
September 30, 2003


                                                                                         Principal         Market
                                                                                        amount (000)        value
Bonds and notes                                                                           or shares         (000)

Euros  -  42.75%
German Government:
 7.50% 2004                                                                        Euro          45      US$    55
 6.50% 2005                                                                                   6,800          8,573
 6.875% 2005                                                                                  2,604          3,256
 4.50% 2006                                                                                   2,065          2,537
 6.00% 2006                                                                                     500            628
 6.00% 2007                                                                                     600            775
 5.25% 2008                                                                                  21,901         27,752
 3.75% 2009                                                                                  13,000         15,531
 5.375% 2010                                                                                 12,150         15,651
 5.25% 2011                                                                                  23,435         30,076
 5.00% 2012                                                                                   5,700          7,189
 6.25% 2024                                                                                   5,000          7,008
 6.25% 2030                                                                                  10,900         15,440
French Government:
 OAT 5.50% 2007                                                                               3,000          3,818
 OAT 5.25% 2008                                                                               3,489          4,435
 OAT 3.00% 2009 (1)                                                                             836            984
 OAT 4.00% 2009                                                                              35,765         43,189
 OAT Strip Principal 0% 2011                                                                  6,150          5,413
 OAT 5.00% 2011                                                                              14,820         18,693
 OAT Strip Principal 0% 2019                                                                 19,200         10,609
 OAT 5.50% 2029                                                                               2,000          2,563
Netherlands Government:
 5.25% 2008                                                                                   5,750          7,320
 3.75% 2009                                                                                   8,295          9,857
 5.50% 2010                                                                                   6,000          7,791
 5.00% 2012                                                                                   8,235         10,372
 7.50% 2023                                                                                   1,500          2,382
 5.50% 2028                                                                                   3,310          4,249
Spanish Government:
 6.00% 2008                                                                                   8,840         11,539
 5.40% 2011                                                                                   5,750          7,440
 6.15% 2013                                                                                  10,088         13,768
Greece (Republic of):
 8.90% 2004                                                                                   1,761          2,119
 8.80% 2007                                                                                   5,047          7,108
 8.60% 2008                                                                                   3,786          5,412
 7.50% 2013                                                                                   2,386          3,531
Finland (Republic of) 5.75% 2011                                                             11,735         15,485
Bayer Hypo-Vereinsbank 6.00% 2014                                                             3,900          4,749
HVB Funding Trust VIII 7.055% (undated)                                                       3,150          3,722
Bayerische Vereinsbank, Series 678, 5.50% 2008                                                1,250          1,590
Bulgaria (Republic of) 7.50% 2013                                                             5,788          7,474
Belgium (Kingdom of) 3.75% 2009                                                               6,250          7,436
Deutsche Telekom International Finance BV: (2)
 7.50% 2007                                                                                     250            329
 7.125% 2011                                                                                  1,750          2,335
 8.125% 2012                                                                                  2,845          4,086
Romania (Republic of):
 10.625% 2008                                                                                 3,565          5,053
 8.50% 2012                                                                                     735            996
National Westminster Bank PLC 6.625% (undated) (2)                                            4,200          5,515
Royal Bank of Scotland PLC 4.875% 2009                                                          250            307
France Telecom:
 8.25% 2008 (2)                                                                               3,030          4,047
 7.00% 2009                                                                                     900          1,206
NGG Finance PLC 6.125% 2011                                                                   3,440          4,398
Skandinaviska Enskilda Banken AB 5.625% 2012 (2)                                              3,400          4,238
HSBC Capital Funding LP 8.03% noncumulative preferred (undated) (2)                           1,900          2,730
Household Finance Corp. 5.125% 2009                                                           1,000          1,235
Veolia Environnement 4.875% 2013                                                              3,300          3,817
Rheinische Hypothekenbank Eurobond 4.25% 2008                                                 3,000          3,647
RWE Finance BV:
 5.50% 2007                                                                                   2,000          2,519
 6.125% 2012                                                                                    250            328
MBNA Europe Funding PLC 6.50% 2007                                                            2,200          2,801
Commerzbank AG, Series 360, 6.125% 2011                                                       2,200          2,772
E.ON International Finance BV 5.75% 2009                                                      2,000          2,566
BNP Paribas:
 5.25% 2012                                                                                   1,800          2,221
 5.25% 2014 (2)                                                                                 250            310
Prudential PLC 5.75% 2021                                                                     2,010          2,460
Bank of America Corp. 3.625% 2008                                                             1,850          2,172
mmO2 6.375% 2007                                                                              1,645          2,077
Ireland (Republic of) Eurobond 5.00% 2013                                                     1,630          2,052
Societe Generale 5.625% 2012                                                                  1,540          1,956
PTC International Finance II SA 11.25% 2009                                                   1,250          1,604
United Mexican States Government Eurobonds, Global 7.50% 2010                                 1,200          1,585
International Paper Co. 5.375% 2006                                                           1,135          1,393
ING Bank NV 5.50% 2012                                                                        1,100          1,393
Corporacion Andina de Fomento 4.75% 2004                                                      1,000          1,174
Antenna TV SA 9.75% 2008                                                                      1,000          1,129
HBOS PLC 6.05% (undated) (2)                                                                    880          1,123
Svenska Handelsbanken AB 5.50% 2011 (2)                                                         900          1,111
Munich Re Finance BV 6.75% 2023                                                                 850          1,076
Telefonica Europe BV 5.125% 2013                                                                885          1,075
Ford Motor Credit Co. 6.75% 2008                                                                800            990
UPM-Kymmene Corp. 6.125% 2012                                                                   770            979
Philip Morris Finance (Cayman Islands) Ltd. 5.625% 2008                                         525            621
UniCredito Italiano SpA 5.00% 2011 (2)                                                          455            558
Landesbank Hessen-Thueringen 5.50% 2015                                                         440            556
Governor and Company of the Bank of Ireland 6.45% 2010                                          415            551
Standard Chartered Bank 5.375% 2009                                                             400            496
AT&T Corp. 6.50% 2006 (2) (3)                                                                   250            315
                                                                                                           443,421

Japanese yen  -  6.42%
Japanese Government:
 0.40% 2006                                                                       Yen       150,000          1,348
 0.90% 2008                                                                               3,225,000         29,206
 1.80% 2010                                                                               1,105,000         10,444
 0.50% 2013                                                                               1,520,000         12,581
Fannie Mae 2.125% 2007                                                                      420,000          3,981
Spain (Kingdom of) 3.10% 2006                                                               370,000          3,580
SHL 1999-1 Corp. Ltd.: (4)
 Class A-2, 0.754% 2024 (2)                                                                  91,249            819
 Class A-3, 2.09% 2024                                                                      175,478          1,601
Ontario (Province of) 1.875% 2010                                                           225,000          2,126
KfW International Finance Inc. 1.75% 2010                                                   100,000            942
                                                                                                            66,628

Hungarian forints  -  2.54%
Hungarian Government:
 8.50% 2006                                                                       HUF       830,000          3,871
 6.25% 2007                                                                               2,806,630         12,369
 Class C, 6.25% 2008                                                                        550,000          2,417
 6.75% 2013                                                                               1,700,000          7,682
                                                                                                            26,339

Swedish kronor  -  2.32%
Swedish Government:
 6.00% 2005                                                                       SKr         5,000            670
 8.00% 2007                                                                                   5,000            746
 5.00% 2009                                                                                  39,000          5,286
 5.25% 2011                                                                                  94,500         12,964
 Series 3105, 3.50% 2015 (1)                                                                  3,793            526
AB Spintab 6.00% 2009                                                                        28,000          3,899
                                                                                                            24,091

Canadian dollars  -  2.16%
Canadian Government:
 7.25% 2007                                                                       C$          7,985          6,699
 5.50% 2010                                                                                  18,200         14,540
 8.00% 2023                                                                                   1,200          1,208
                                                                                                            22,447

Danish kroner  -  1.82%
Nykredit: (4)
 6.00% 2029                                                                       DKr        11,389          1,845
 7.00% 2029                                                                                   3,388            564
 5.00% 2035                                                                                  28,813          4,348
Realkredit Danmark A/S 5.00% 2035 (4)                                                        36,379          5,542
Denmark (Kingdom of):
 7.00% 2004                                                                                   2,500            415
 5.00% 2005                                                                                  21,000          3,453
 6.00% 2009                                                                                   2,800            497
Danske Kredit: (4)
 6.00% 2029                                                                                  12,145          1,967
 7.00% 2029                                                                                   1,367            227
                                                                                                            18,858

Australian dollars  -  1.40%
Australian Government:
 6.75% 2006                                                                       A$          4,100          2,925
 10.00% 2006                                                                                    500            378
 5.75% 2011                                                                                   2,600          1,817
News America Holdings Inc. 8.625% 2014                                                        5,050          3,590
Queensland Treasury Corp., Series 2009-G, 6.00% 2009                                          4,250          2,977
New South Wales Treasury Corp.:
 7.00% 2004                                                                                     250            172
 8.00% 2008                                                                                   3,500          2,629
                                                                                                            14,488

New Zealand dollars  -  1.21%
New Zealand Government:
 6.50% 2013                                                                       NZ$         3,000          1,872
 4.50% 2016 (1)                                                                               9,514          6,127
Canadian Government 6.625% 2007                                                               7,500          4,591
                                                                                                            12,590

Norwegian kroner  -  0.83%
Norwegian Government:
 5.75% 2004                                                                       NOK         4,000            586
 6.75% 2007                                                                                  18,200          2,822
 6.00% 2011                                                                                  33,500          5,179
                                                                                                             8,587

Turkish lira  -  0.47%
Turkish Treasury Bill:
 0% 2003                                                                          TRL     5,650,050,000      3,896
 0% 2004                                                                                  1,501,000,000        957
                                                                                                             4,853

British pounds  -  0.41%
United Kingdom:
 7.25% 2007                                                                       Lira              500        924
 6.00% 2028                                                                                         350        698
ING Bank NV 7.00% 2010                                                                              700      1,298
Halifax Building Society 11.00% 2014                                                                400        968
Monumental Global Funding Ltd., Series 2001-N, 5.75% 2007                                           235        400
                                                                                                             4,288

Polish zloty  -  0.24%
Polish Government:
 8.50% 2006                                                                      PLZ              1,500        407
 8.50% 2006                                                                                       2,000        552
 6.00% 2010                                                                                       6,000      1,531
                                                                                                             2,490

Mexican pesos  -  0.00%
United Mexican States Government, Series M10, 10.50% 2011                        MXP                 11          1

U.S. dollars  -  30.73%
U.S. Treasury notes & bonds:
 1.875% 2004                                                                     US$              1,000      1,008
 5.875% 2004 (5)                                                                                  5,500      5,791
 1.125% 2005 (5)                                                                                  2,535      2,526
 6.875% 2006 (5)                                                                                    750        848
 6.125% 2007                                                                                        700        798
 6.25% 2007 (5)                                                                                      80         91
 5.625% 2008 (5)                                                                                    400        451
 5.75% 2010 (5)                                                                                   4,300      4,926
 6.50% 2010 (5)                                                                                     635        754
 3.50% 2011 (1) (5)                                                                                 951      1,075
 3.625% 2013 (5)                                                                                  3,765      3,698
 7.50% 2016 (5)                                                                                   1,000      1,306
 8.125% 2019 (5)                                                                                  4,790      6,639
 6.125% 2027 (5)                                                                                  2,050      2,375
 3.625% 2028 (1) (5)                                                                                824        990
 5.25% 2029 (5)                                                                                   6,500      6,742
Fannie Mae:
 6.00% 2008 (5)                                                                                     750        846
 6.00% 2011 (5)                                                                                   2,975      3,361
 6.00% 2013 (4) (5)                                                                               1,710      1,792
 6.00% 2015 (4) (5)                                                                               1,107      1,159
 Series 2002-W7, Class A-2, 4.80% 2022 (4) (5)                                                    1,000      1,038
 Series 2001-4, Class GA, 10.178% 2025 (2) (4)                                                       91        105
 6.25% 2029 (5)                                                                                   2,100      2,341
 3.819% 2033 (2) (4) (5)                                                                          4,000      4,031
 5.50% 2033 (4)                                                                                   5,350      5,438
Russian Federation 5.00% 2030 (2)                                                                18,000     17,123
Brazil (Federal Republic of):
 10.00% 2007                                                                                        500        537
 10.25% 2013                                                                                      1,000        982
 Bearer 8.00% 2014 (6)                                                                            8,989      8,315
 11.00% 2040                                                                                      2,700      2,565
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed
   preference shares (undated)  (2)                                                               3,800      4,369
Development Bank of Singapore Ltd.: (3)
 7.875% 2010 (5)                                                                                  2,250      2,700
 7.125% 2011                                                                                        800        925
Dominican Republic:
 9.50% 2006  (3)                                                                                  2,100      2,079
 9.50% 2006                                                                                       1,750      1,732
 9.04% 2013  (3)                                                                                  4,450      4,049
United Mexican States Government Eurobonds, Global:
 4.625% 2008                                                                                      1,025      1,048
 10.375% 2009                                                                                       250        321
 8.375% 2011                                                                                        700        835
 6.375% 2013                                                                                        750        793
 11.375% 2016                                                                                     2,000      2,886
 8.30% 2031                                                                                         950      1,081
 7.50% 2033                                                                                         500        524
Freddie Mac: (4)
 6.50% 2016                                                                                         622        656
 6.00% 2017                                                                                       1,374      1,435
 6.50% 2017                                                                                         470        495
 4.105% 2033 (2)  (5)                                                                             3,458      3,513
Ukraine Government 7.65% 2013  (3)                                                                5,000      5,000
Fuji JGB Investment LLC, Series A, 9.87% noncumulative
   preferred (undated)  (2)  (3)                                                                  3,125      3,371
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative
   preferred (undated)  (2)  (3)                                                                  1,200      1,239
Colombia (Republic of):
 10.00% 2012                                                                                      1,050      1,147
 10.75% 2013                                                                                      2,500      2,812
Tyco International Group SA:
 6.375% 2005                                                                                        620        648
 6.125% 2009 (5)                                                                                  2,000      2,100
 6.375% 2011                                                                                        900        933
France Telecom: (2)
 8.45% 2006                                                                                         500        566
 9.00% 2011                                                                                       2,230      2,729
Bulgaria (Republic of) 8.25% 2015                                                                 2,793      3,196
General Motors Acceptance Corp.: (5)
 6.875% 2011                                                                                        765        795
 7.25% 2011                                                                                       2,250      2,386
HCA Inc.:
 6.95% 2012                                                                                       1,000      1,063
 6.25% 2013                                                                                         500        508
 6.75% 2013                                                                                         370        389
Columbia/HCA Healthcare Corp.: (5)
 7.00% 2007                                                                                         600        654
 8.85% 2007                                                                                         485        549
Guatemala (Republic of):  (3)
 10.25% 2011                                                                                      1,750      2,012
 9.25% 2013                                                                                         975      1,041
Kazkommerts International BV:
 10.125% 2007                                                                                     1,000      1,093
 8.50% 2013  (3)                                                                                  2,000      1,955
State of Qatar 9.75% 2030                                                                         2,115      2,950
Peru (Republic of) 9.875% 2015                                                                    2,500      2,906
PCCW-HKT Capital Ltd.:
 7.75% 2011                                                                                       1,600      1,834
 7.75% 2011 (3)                                                                                     875      1,003
Dobson Communications Corp.:
 12.25% senior exchangeable preferred 2008 (6)                                                      638 shares 678
 13.00% senior exchangeable preferred 2009 (6)                                                      691        719
 8.875% 2013  (3)                                                                 US$               670        681
American Cellular Corp. 10.00% 2011  (3) (5)                                                        500        540
American Tower Corp. 9.375% 2009 (5)                                                              2,550      2,614
Crown Castle International Corp.:
 12.75% senior exchangeable preferred 2010 (6)  (7)                                                 220 shares 238
 9.00% 2011                                                                       US$               850        882
 9.375% 2011                                                                                        500        536
 0%/10.375% 2011 (8)                                                                                675        682
 0%/11.25% 2011 (8)                                                                                 150        150
PETRONAS Capital Ltd. 7.00% 2012  (3)                                                             2,050      2,350
Qwest Services Corp.:  (3) (5)
 13.00% 2007                                                                                      1,100      1,237
 13.50% 2010                                                                                        500        585
Qwest Capital Funding, Inc. 7.75% 2006                                                              500        492
DaimlerChrysler North America Holding Corp.:
 4.75% 2008                                                                                         530        543
 7.75% 2011                                                                                       1,500      1,717
Telefonica Europe BV 7.75% 2010                                                                   1,750      2,107
Burns Philp Capital Pty Ltd.:  (3)
 9.50% 2010                                                                                         250        262
 10.75% 2011                                                                                        250        262
 9.75% 2012 (5)                                                                                   1,500      1,507
Mobile Telesystems Finance 5.141% 2004  (2)  (3)                                                  2,000      1,997
Freeport-McMoRan Copper & Gold Inc. 10.125% 2010 (5)                                              1,770      1,987
Banque Centrale de Tunisie 7.375% 2012                                                            1,750      1,982
Six Flags, Inc.: (5)
 9.50% 2009                                                                                         500        479
 9.75% 2013 (3)                                                                                     800        756
Premier Parks Inc. 9.75% 2007                                                                       750        741
Nomura Asset Securities Corp., Series 1998-D6, Class A-1A,
   6.28% 2030 (4) (5)                                                                             1,822      1,964
Young Broadcasting Inc.: (5)
 Series B, 9.00% 2006                                                                               170        172
 Series B, 8.75% 2007                                                                             1,530      1,561
 10.00% 2011                                                                                        170        181
Allied Waste North America, Inc.: (5)
 Series B, 8.875% 2008                                                                              250        272
 10.00% 2009                                                                                      1,500      1,633
WaMu Mortgage Pass-Through Certficates Trust, Series 2003-AR7,
   Class A-7, 3.842% 2033 (2)  (4) (5)                                                            1,876      1,854
AES Corp.: (3)
 10.00% 2005                                                                                        500        517
 8.75% 2013  (5)                                                                                  1,250      1,319
Nextel Partners, Inc.:
 12.50% 2009                                                                                        250        286
 11.00% 2010                                                                                        250        274
 8.125% 2011  (3) (5)                                                                             1,275      1,249
Graphic Packaging International, Inc. 8.50% 2011  (3)                                             1,650      1,794
Illinois Power Special Purpose Trust, Series 1998-1, Class A-6,
   5.54% 2009 (4) (5)                                                                             1,575      1,714
Deutsche Telekom International Finance BV 9.25% 2032 (2)                                          1,250      1,713
Solectron Corp. 9.625% 2009 (5)                                                                   1,500      1,661
Terex Corp.:
 9.25% 2011                                                                                       1,100      1,210
 Class B, 10.375% 2011                                                                              400        450
MDC Holdings, Inc. 5.50% 2013 (5)                                                                 1,650      1,653
Open Joint Stock Co. Gazprom:
 9.125% 2007                                                                                        750        809
 9.625% 2013  (3)                                                                                   750        806
Earle M. Jorgensen Co. 9.75% 2012 (5)                                                             1,500      1,605
CHL Mortgage Pass-Through Trust, Series 2003-HYB3, Class 4-A-1,
   3.569% 2033 (2)  (4) (5)                                                                       1,613      1,592
TFM, SA de CV:
 10.25% 2007                                                                                        585        605
 11.75% 2009                                                                                        170        175
 12.50% 2012                                                                                        715        790
Old Dominion Electric Cooperative, Series 2003-A, 5.676% 2028 (4) (5)                             1,500      1,525
Venezuela (Republic of):
 10.75% 2013  (3)                                                                                   700        647
 9.25% 2027                                                                                       1,120        871
KinderCare Learning Centers, Inc., Series B, 9.50% 2009 (5)                                       1,500      1,515
Vodafone Group PLC 7.75% 2010                                                                     1,250      1,511
Dynegy Holdings Inc. 10.125% 2013  (3)                                                            1,425      1,510
Sprint Capital Corp.:
 6.00% 2007                                                                                         250        269
 7.625% 2011                                                                                        580        655
 6.90% 2019                                                                                         265        272
 6.875% 2028                                                                                        300        294
Oregon Steel Mills, Inc. 10.00% 2009 (5)                                                          1,750      1,444
GMAC Commercial Mortgage Securities, Inc., Series 1999-C1,
   Class A-1, 5.83% 2033 (4) (5)                                                                  1,323      1,412
Royal Bank of Scotland Group PLC 5.00% 2014                                                         810        826
RBS Capital Trust I noncumulative trust preferred 4.709% (undated)                                  600        582
Tenneco Automotive Inc. 10.25% 2013  (3)                                                          1,250      1,363
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3,
   6.238% 2034 (4) (5)                                                                            1,200      1,336
Cendant Corp. 7.375% 2013 (5)                                                                     1,150      1,329
Univision Communications Inc. 7.85% 2011 (5)                                                      1,100      1,307
International Lease Finance Corp. 5.875% 2013 (5)                                                 1,200      1,270
Chase Commercial Mortgage Securities Corp., Series 1998-1, Class A-2,
  6.56% 2030 (4) (5)                                                                              1,100      1,240
Concentra Operating Corp., Series A, 13.00% 2009 (5)                                              1,095      1,221
Cinemark USA, Inc. 9.00% 2013                                                                     1,120      1,201
Ahold Finance U.S.A., Inc.:
 6.25% 2009                                                                                         150        149
 8.25% 2010                                                                                         950      1,026
Owens-Illinois, Inc.:
 7.35% 2008                                                                                         400        390
 7.50% 2010                                                                                         600        582
Owens-Brockway Glass Container Inc.:
 8.875% 2009                                                                                         25         27
 7.75% 2011                                                                                         160        166
Wells Fargo & Co. 3.50% 2008 (5)                                                                  1,135      1,153
Stoneridge, Inc. 11.50% 2012 (5)                                                                  1,000      1,148
Skandinaviska Enskilda Banken 6.875% 2009 (5)                                                     1,000      1,142
Lyondell Chemical Co.:
 Series A, 9.625% 2007                                                                              375        358
 Series B, 9.875% 2007                                                                              125        120
 9.50% 2008                                                                                         150        140
 11.125% 2012                                                                                       500        493
 10.50% 2013                                                                                         25         24
General Electric Capital Corp., Series A, 6.75% 2032 (5)                                          1,000      1,132
Potlatch Corp. 10.00% 2011 (5)                                                                    1,000      1,115
Gray Communications Systems, Inc. 9.25% 2011 (5)                                                  1,000      1,108
AMC Entertainment Inc. 9.875% 2012 (5)                                                            1,000      1,095
Radio One, Inc., Series B, 8.875% 2011 (5)                                                        1,000      1,093
J.C. Penney Co., Inc.:
 7.60% 2007                                                                                         600        651
 8.25% 2022 (4)                                                                                     425        440
Ford Motor Credit Co. 7.875% 2010 (5)                                                             1,000      1,086
United Rentals (North America), Inc.:
 10.75% 2008  (3)                                                                                   500        556
 Series B, 9.00% 2009                                                                               500        520
Washington Mutual, Inc. 5.625% 2007 (5)                                                             500        544
Washington Mutual Bank, FA 5.50% 2013 (5)                                                           490        513
Carmike Cinemas, Inc., Series B, 10.375% 2009 (5)                                                 1,000      1,055
MeriStar Hospitality Operating Partnership, MeriStar Hospitality
   Finance Corp. III 9.125% 2011 (5)                                                              1,000      1,055
UFJ Finance Aruba AEC 6.75% 2013                                                                  1,000      1,050
Triton PCS, Inc.:
 8.75% 2011                                                                                         375        376
 9.375% 2011                                                                                        500        511
 8.50% 2013                                                                                         125        135
Eldorado Resorts LLC 10.50% 2006 (5)                                                              1,000      1,015
Litigation Settlement Monetized Fee Trust I, Series 2001-1A, Class A-2,
   10.98% 2031  (3) (4) (5)                                                                       1,000      1,003
Quebecor Media Inc. 11.125% 2011                                                                    875      1,002
Pemex Project Funding Master Trust:
 7.875% 2009                                                                                        350        399
 9.125% 2010                                                                                        500        601
Xerox Corp. 7.125% 2010                                                                           1,000        998
American Express Credit Corp. 3.00% 2008 (5)                                                      1,000        990
Perkins Family Restaurants, LP, Perkins Finance Corp., Series B,
   10.125% 2007                                                                                   1,000        980
Motorola, Inc. 8.00% 2011 (5)                                                                       840        974
Cox Communications, Inc. 4.625% 2013 (5)                                                          1,000        973
Micron Technology, Inc. 6.50% 2005  (3)                                                           1,000        970
ON Semiconductor Corp. 13.00% 2008 (2)                                                              825        945
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011  (3)  (4)                           846        935
Petrozuata Finance, Inc., Series B: (4)
 8.22% 2017 (3)                                                                                     560        482
 8.22% 2017                                                                                         525        452
General Maritime Corp. 10.00% 2013                                                                  825        926
Panama (Republic of) 10.75% 2020                                                                    750        898
Badger Tobacco Asset Securitization Corp., Tobacco Settlement
   Asset-backed Bonds, 6.125% 2027 (5)                                                            1,000        898
Western Wireless Corp. 9.25% 2013  (3) (5)                                                          875        897
SLM Corp., Series A, 5.00% 2015 (5)                                                                 875        891
RH Donnelley Inc. 10.875% 2012  (3)                                                                 750        889
Barclays Bank PLC 6.86% callable perpetual core tier one notes
   (undated)  (2)  (3)                                                                              800        888
Amkor Technology, Inc. 9.25% 2008 (5)                                                               750        814
Technical Olympic USA, Inc. 10.375% 2012                                                            750        810
Stone Container Corp. 9.75% 2011                                                                    500        548
Jefferson Smurfit Corp. (U.S.) 7.50% 2013                                                           250        255
AT&T Wireless Services, Inc.: (5)
 8.125% 2012                                                                                        345        410
 8.75% 2031                                                                                         310        385
Regal Cinemas Corp., Series B, 9.375% 2012                                                          700        791
Buffets, Inc. 11.25% 2010 (5)                                                                       750        784
Pathmark Stores, Inc.:
 8.75% 2012                                                                                         500        515
 8.75% 2012  (3)                                                                                    250        258
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006 (5)                                 710        768
Packaging Corp. of America 5.75% 2013                                                               755        768
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino
   10.125% 2012                                                                                     750        750
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6,
   5.96% 2031 (4)                                                                                   700        748
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1,
   6.079% 2033 (4)                                                                                  682        744
Hollinger Participation Trust 12.125% 2010  (2)  (3)  (6)                                           657        743
Government National Mortgage Assn.: (4)
6.00% 2013                                                                                          652        688
8.50% 2021                                                                                           20         22
6.50% 2029                                                                                           25         27
Liberty Media Corp.:
 7.875% 2009                                                                                        500        579
 8.25% 2030                                                                                         125        145
Hospitality Properties Trust 6.75% 2013                                                             690        721
Saks Inc.:
 9.875% 2011                                                                                        500        593
 7.375% 2019                                                                                        100        101
Target Corp. 3.375% 2008                                                                            630        638
Nextel Communications, Inc. 7.375% 2015                                                             625        634
WCI Communities, Inc.:
 10.625% 2011 (5)                                                                                   325        358
 9.125% 2012                                                                                        250        269
Centennial Communications Corp. and Centennial Cellular
   Operating Co. LLC 10.125% 2013  (3) (5)                                                          590        611
Sanmina-SCI Corp. 10.375% 2010 (5)                                                                  500        589
Western Oil Sands Inc. 8.375% 2012                                                                  500        569
Nabisco, Inc. 7.05% 2007                                                                            500        567
NextMedia Operating, Inc. 10.75% 2011                                                               500        563
BNP Paribas 5.125% 2015  (3)                                                                        550        562
Household Finance Corp. 6.40% 2008 (5)                                                              500        562
Dana Corp. 10.125% 2010                                                                             500        561
Office Depot, Inc. 6.25% 2013  (3)                                                                  525        560
RailAmerica Transportation Corp. 12.875% 2010                                                       500        554
Bayer Hypo-Vereinsbank 8.741% 2031 (3)                                                              500        553
Del Monte Corp. 8.625% 2012  (3)                                                                    500        549
Centex Corp. 4.75% 2008 (5)                                                                         525        546
William Lyon Homes, Inc. 10.75% 2013 (5)                                                            500        545
AK Steel Corp. 7.875% 2009 (5)                                                                      750        540
Steel Dynamics, Inc. 9.50% 2009                                                                     500        538
First Union National Bank Commercial Mortgage Trust, Series 2000-C1,
   Class A-1, 7.739% 2032 (4)                                                                       468        528
Entravision Communications Corp. 8.125% 2009                                                        500        526
Texas Gas Transmission, LLC 4.60% 2015  (3)                                                         540        523
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026  (3)  (4)                                   483        519
Quintiles Transnational 10.00% 2013 (3)                                                             500        519
Royal Caribbean Cruises Ltd. 7.00% 2007                                                             500        516
Dominion Resources, Inc., Series B, 4.125% 2008                                                     500        515
Clark Refining & Marketing, Inc. 8.875% 2007 (5)                                                    500        513
Gerdau Ameristeel Corp. 10.375% 2011 (3)                                                            500        505
Cincinnati Bell Inc. 7.25% 2013  (3) (5)                                                            500        498
Argentina (Republic of):
 11.75% 2009 (9)                                                                                    210         60
 1.162% 2012 (2)                                                                                    600        369
 11.375% 2017 (9)                                                                                    15          4
 12.25% 2018 (6) (9)                                                                                223         60
TeleWest PLC 11.00% 2007 (10)                                                                     1,000        493
Toys "R" Us, Inc.:
 7.875% 2013                                                                                        250        274
 7.375% 2018                                                                                        205        211
MetLife, Inc. 3.911% 2005                                                                           440        456
HMH Properties, Inc., Series A, 7.875% 2005                                                         429        442
Salton, Inc. 12.25% 2008                                                                            425        418
Humana Inc. 6.30% 2018                                                                              375        399
NTELOS, Inc. 9.00% convertible bonds 2013 (3) (11)                                                  395        398
Structured Asset Securities Corp., Series 1998-RF2, Class A,
   8.537% 2027  (2)  (3)  (4)                                                                       297        335
Constellation Brands, Inc. 8.125% 2012                                                              300        326
Clear Channel Communications, Inc. 7.65% 2010 (5)                                                   250        297
Commonwealth Edison Co., Series 99, 3.70% 2008 (5)                                                  290        295
Telstra Corp. Ltd. 6.375% 2012                                                                      250        283
Toll Brothers, Inc. 6.875% 2012                                                                     250        280
Delhaize America, Inc. 8.125% 2011                                                                  250        276
Verizon Global Funding Corp. 7.375% 2012 (5)                                                        220        260
International Game Technology 8.375% 2009                                                           200        243
Waste Management, Inc. 7.375% 2010 (5)                                                              200        234
Georgia-Pacific Corp. 8.25% 2023                                                                    250        233
TRW Automotive Acquisition Corp.: (3)
 9.375% 2013                                                                                        110        124
 11.00% 2013                                                                                         75         88
Homer City Funding LLC 8.734% 2026 (4)                                                              200        206
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022 (4)                               163        160
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G,
   MBIA insured, 5.70% 2023  (3)  (4)                                                               125        133
Levi Strauss & Co. 11.625% 2008                                                                     125        103
Great Atlantic & Pacific Tea Co., Inc. 9.125% 2011                                                  100         95
Kaiser Aluminum & Chemical Corp. 12.75% 2003 (12)                                                   375         30
Cricket Communications, Inc. 6.188% 2007 (2) (10)                                                    55         26
                                                                                                           318,721


TOTAL BONDS AND NOTES (cost: $882,671,000)                                                                 967,802




                                                                                                            Market
EQUITY-RELATED SECURITIES                                                                                   Value
                                                                                                Shares      (000)

STOCKS AND WARRANTS  -  0.25%
SpectraSite, Inc.  (3) (7) (11)                                                                  98,808      2,582
GT Group Telecom Inc., warrants, expire 2010  (3)  (7) (11)                                       1,000          0
                                                                                                             2,582

MISCELLANEOUS  -  0.07%
Other equity-related securities in initial period of acquisition                                               675


TOTAL EQUITY-RELATED SECURITIES (cost: $3,957,000)                                                           3,257



                                                                                             Principal
                                                                                              amount
SHORT-TERM SECURITIES                                                                          (000)

CORPORATE SHORT-TERM NOTES  -  4.92%
Total Capital 1.11% due 10/1/2003  (3)                                                        US$ 6,100      6,100
Total Capital 1.03% due 10/16/2003  (3)                                                           5,000      4,998
UBS Finance Delaware LLC 1.11% due 10/1/2003                                                     10,000      9,999
CBA (Delaware) Finance Inc. 1.04% due 10/7/2003                                                   5,500      5,499
CBA (Delaware) Finance Inc. 1.04% due 10/9/2003                                                   4,500      4,499
Dexia Delaware LLC 1.03% due 10/14/2003                                                           5,000      4,998
Dexia Delaware LLC 1.04% due 10/21/2003                                                           5,000      4,997
BMW U.S. Capital Corp. 1.03% due 10/22/2003                                                      10,000      9,993



TOTAL SHORT-TERM SECURITIES (cost: $51,083,000)                                                             51,083


TOTAL INVESTMENT SECURITIES (cost: $937,711,000)                                                         1,022,142
OTHER ASSETS LESS LIABILITIES                                                                               15,179

Net assets                                                                                            US$1,037,321


(1) Index-linked bond whose principal amount moves with a government retail price index.
(2)  Coupon rate may change periodically.
(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(4) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(5) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
(6) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(7)  Security did not produce income during the last 12 months.
(8)  Step bond; coupon rate will increase at a later date.
(9)  Scheduled interest payments not made; reorganization pending.
(10) Company not making scheduled interest payments; bankruptcy proceedings pending.
(11) Valued under fair value procedures adopted by authority of the Board of Directors.
(12) Company did not make principal payment upon scheduled maturity date; reorganization pending.

See Notes to Financial Statements


FINANCIAL STATEMENTS

Statement of assets and liabilities            (dollars and shares in thousands,
at September 30, 2003                                  except per-share amounts)

ASSETS:
 Investment securities at market (cost: $937,711)                    $1,022,142
 Cash                                                                     2,916
 Receivables for:
  Sales of investments                                 $23,451
  Sales of fund's shares                                 8,683
  Open forward currency contracts                        5,767
  Closed forward currency contracts                      1,180
  Dividends and interest                                20,782           59,863
                                                                      1,084,921
LIABILITIES:
 Payables for:
  Purchases of investments                              41,820
  Repurchases of fund's shares                           1,194
  Open forward currency contracts                        2,416
  Closed forward currency contracts                      1,318
  Investment advisory services                             461
  Services provided by affiliates                          327
  Deferred Directors' compensation                          41
  Other fees and expenses                                   23           47,600
NET ASSETS AT SEPTEMBER 30, 2003                                     $1,037,321

NET ASSETS CONSIST OF:
 Capital paid in on shares of capital stock                            $941,355
 Undistributed net investment income                                     13,341
 Accumulated net realized loss                                           (5,760)
 Net unrealized appreciation                                             88,385
NET ASSETS AT SEPTEMBER 30, 2003                                     $1,037,321

TOTAL AUTHORIZED CAPITAL STOCK - 200,000 SHARES, $0.001 PAR VALUE

                Net assets       Shares outstanding         Net asset value
                                                             per share (1)

Class A          $826,704              45,003               $ 18.37
Class B            55,983               3,065                 18.27
Class C            46,769               2,567                 18.22
Class F            59,040               3,225                 18.31
Class 529-A         9,441                 513                 18.41
Class 529-B         2,654                 145                 18.32
Class 529-C         4,922                 269                 18.32
Class 529-E           744                  41                 18.35
Class 529-F           351                  19                 18.36
Class R-1             817                  45                 18.32
Class R-2           2,891                 158                 18.32
Class R-3           1,940                 106                 18.32
Class R-4             240                  13                 18.40
Class R-5          24,825               1,351                 18.38


(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and 529-A, for which the maximum offering prices per share were $19.09 and $19.13, respectively.

See Notes to Financial Statements

STATEMENT OF OPERATIONS
for the year ended September 30, 2003                    (dollars in thousands)

INVESTMENT INCOME:
 Income:
  Interest (net of non-U.S. withholding tax of $59)     $43,224
  Dividends                                                 224        $43,448

 Fees and expenses:
  Investment advisory services                            5,120
  Distribution services                                   2,505
  Transfer agent services                                   944
  Administrative services                                   187
  Reports to shareholders                                   117
  Registration statement and prospectus                     211
  Postage, stationery and supplies                          136
  Directors' compensation                                    27
  Auditing and legal                                         76
  Custodian                                                 211
  State and local taxes                                      12
  Other                                                      16
  Total expenses before reimbursement                     9,562
   Reimbursement of expenses                                414          9,148
 Net investment income                                                  34,300

NET REALIZED GAIN AND UNREALIZED APPRECIATION ON
 INVESTMENTS AND NON-U.S. CURRENCY:
 Net realized gain (loss) on:
  Investments                                             2,059
  Non-U.S. currency transactions                         (1,476)           583
 Net unrealized appreciation on:
  Investments                                           109,493
  Non-U.S. currency translations                          4,142        113,635
   Net realized gain and unrealized
    appreciation on investments
    and non-U.S. currency                                              114,218
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $148,518



STATEMENT OF CHANGES IN NET ASSETS                       (dollars in thousands)

                                                       Year ended September 30
                                                        2003            2002
OPERATIONS:
 Net investment income                                 $34,300        $23,200
 Net realized gain (loss) on investments
  and non-U.S. currency transactions                       583        (16,275)
 Net unrealized appreciation on investments
  and non-U.S. currency translations                   113,635         29,605
  Net increase in net assets resulting
   from operations                                     148,518         36,530

DIVIDENDS PAID TO SHAREHOLDERS
   FROM NET INVESTMENT INCOME                          (22,556)        (8,745)

CAPITAL SHARE TRANSACTIONS                             334,271        141,198

TOTAL INCREASE IN NET ASSETS                           460,233        168,983

NET ASSETS:
 Beginning of year                                     577,088        408,105
 End of year (including undistributed
  net investment income: $13,341 and
  $5,458, respectively)                             $1,037,321       $577,088


See Notes to Financial Statements


NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - Capital World Bond Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, nondiversified management investment company. The fund seeks to maximize long-term total return, consistent with prudent management, by investing primarily in a global portfolio of investment-grade bonds denominated in U.S. dollars and other currencies. The fund may also invest in lower quality, high-yield debt securities.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:


---------------------------------------------------------------------------------------------------------
                           INITIAL SALES     CONTINGENT DEFERRED SALES
  SHARE CLASS                CHARGE            CHARGE UPON REDEMPTION             CONVERSION FEATURE
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes A and 529-A       Up to 3.75%       None (except 1% for certain         None
                                              redemptions within one year
                                              of purchase without an
                                              initial sales charge)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes B and 529-B       None               Declines from 5% to zero for       Classes B and 529-B
                                               redemptions within six years       convert to classes A
                                               of purchase                        and 529-A, respectively,
                                                                                  after eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Class C                   None                1% for redemptions within         Class C converts to
                                                one year of purchase              Class F after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Class 529-C               None                1% for redemptions within         None
                                                one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Class 529-E               None                None                               None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes F and 529-F       None                None                               None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes R-1, R-2, R-3,      None                None                               None
      R-4 and R-5
---------------------------------------------------------------------------------------------------------

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

     SECURITY VALUATION - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of their representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith by authority of the fund's Board of Directors.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

     CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

         NON-U.S. CURRENCY TRANSLATION - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

          FORWARD CURRENCY CONTRACTS - The fund may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown in the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

          MORTGAGE DOLLAR ROLLS - The fund may enter into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction, therefore, any realized gain or loss is deferred until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income in the accompanying financial statements.

2.  NON-U.S. INVESTMENTS

INVESTMENT RISK - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. For the year ended September 30, 2003, there were no non-U.S. taxes paid on realized gains.

3. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses;
deferred expenses; cost of investments sold; paydowns on investments; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of September 30, 2003, the cost of investment securities, excluding forward currency contracts, for federal income tax purposes was $937,719,000.

During the year ended September 30, 2003, the fund reclassified $3,861,000 from undistributed net investment income to accumulated net realized loss to align financial reporting with tax reporting.

As of September 30, 2003, the components of distributable earnings on a tax basis were as follows:

                                                         (dollars in thousands)
Undistributed net investment income and currency gains             $ 16,463
Short-term and long-term capital loss deferrals                      (5,752)
Gross unrealized appreciation on investment securities               87,503
Gross unrealized depreciation on investment securities               (3,080)


Short-term and long-term capital loss deferrals above include capital loss carryforwards of $716,000, $1,694,000, $2,178,000 and $1,164,000, expiring in
2008, 2009, 2010 and 2011. The capital loss carryforwards will be used to offset any capital gains realized by the fund in future years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

Distributions paid to shareholders from net investment income and currency gains were as follows (dollars in thousands):


                                   Year ended                  Year ended
Share class(1)                 September 30, 2003          September 30, 2002

Class A                           $ 19,751                     $ 8,455
Class B                                755                          97
Class C                                520                          42
Class F                                740                         124
Class 529-A                            130                           3
Class 529-B                             27                           1
Class 529-C                             51                           1
Class 529-E                              8                          -*
Class 529-F                              3                           -
Class R-1                                8                           -
Class R-2                               16                           -
Class R-3                               12                           -
Class R-4                               -*                           -
Class R-5                              535                          22
Total                             $ 22,556                     $ 8,745

* Amount less than one thousand.
(1) Class 529-A, 529-B, 529-C, 529-E and 529-F shares were offered beginning February 15, 2002. Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002.


4. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.650% on the first $500 million of daily net assets and decreasing to 0.500% on such assets in excess of $1 billion. The Board of Directors approved an amended agreement effective November 1, 2003, reducing the rates to 0.570% on the first $1 billion of daily net assets and 0.500% on such assets in excess of $1 billion. Beginning September 1, 2001, CRMC voluntarily reduced fees for investment advisory services to the rates provided by the amended agreement. As a result, for the year ended September 30, 2003, the fee shown on the accompanying financial statements of $5,120,000, which was equivalent to an annualized rate of 0.618%, was voluntarily reduced by $400,000 to $4,720,000, or 0.570% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

     DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the Board of Directors has approved expense amounts lower than plan limits.

         -----------------------------------------------------------------------
         SHARE CLASS                 CURRENTLY APPROVED LIMITS      PLAN LIMITS
         -----------------------------------------------------------------------
         -----------------------------------------------------------------------
         Class A                                0.30%                  0.30%
         -----------------------------------------------------------------------
         -----------------------------------------------------------------------
         Class 529-A                            0.30                    0.50
         -----------------------------------------------------------------------
         -----------------------------------------------------------------------
         Classes B and 529-B                    1.00                    1.00
         -----------------------------------------------------------------------
         -----------------------------------------------------------------------
         Classes C, 529-C and R-1               1.00                    1.00
         -----------------------------------------------------------------------
         -----------------------------------------------------------------------
         Class R-2                              0.75                    1.00
         -----------------------------------------------------------------------
         -----------------------------------------------------------------------
         Classes 529-E and R-3                  0.50                    0.75
         -----------------------------------------------------------------------
         -----------------------------------------------------------------------
         Classes F, 529-F and R-4               0.25                    0.50
         -----------------------------------------------------------------------

          All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

          For classes A and 529-A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of September 30, 2003, there were no unreimbursed expenses subject to reimbursement for classes A or 529-A.

          TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

          ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the start-up period for classes R-1, R-2, R-3 and R-4, CRMC has voluntarily agreed to pay a portion of these fees. For the year ended September 30, 2003, the total fees paid by CRMC were $14,000. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party. Administrative services fees are presented gross of any payments made by CRMC.

          Expenses under the agreements described above for the year ended September 30, 2003, were as follows (dollars in thousands):

---------------------------------------------------------------------------------------------------------------
  SHARE CLASS     DISTRIBUTION    TRANSFER AGENT                    ADMINISTRATIVE SERVICES
                    SERVICES         SERVICES
                                                  -------------------------------------------------------------
                                                         CRMC           TRANSFER AGENT      COMMONWEALTH OF
                                                    ADMINISTRATIVE         SERVICES             VIRGINIA
                                                      SERVICES                               ADMINISTRATIVE
                                                                                                SERVICES
---------------------------------------------------------------------------------------------------------------
    Class A          $1,706            $888         Not applicable      Not applicable       Not applicable
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class B             381              56          Not applicable      Not applicable       Not applicable
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class C             275          Included             $41                $14             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class F              76          Included             46                  16             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-A             4          Included              8                   1                  $ 5
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-B            16          Included              2                   1                    2
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-C            30          Included              4                   2                    3
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-E             2          Included              1                  -*                   -*
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-F             -*         Included             -*                  -*                   -*
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-1              4          Included              1                   1             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-2              8          Included              2                  14             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-3              3          Included              1                   2             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-4              -*         Included             -*                   1             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-5     Not applicable      Included             18                   1             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
     Total           $2,505            $944             $124                 $53                  $10
----------------===============================================================================================
     * Amount less than one thousand.


     DEFERRED DIRECTORS' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' compensation in the accompanying financial statements includes $24,000 in current fees (either paid in cash or deferred) and a net increase of $3,000 in the value of the deferred amounts.

     AFFILIATED OFFICERS AND DIRECTORS - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

5. CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

                                                           REINVESTMENTS OF DIVIDENDS
                                          SALES(2)             AND DISTRIBUTIONS            REPURCHASES(2)           NET INCREASE
SHARE CLASS(1)                         AMOUNT   SHARES           AMOUNT  SHARES            AMOUNT    SHARES        AMOUNT    SHARES

YEAR ENDED SEPTEMBER 30, 2003
Class A                              $524,729   30,608         $ 17,833   1,065        $ (340,241)  (19,776)    $ 202,321    11,897
Class B                                53,204    3,104              668      40           (21,718)   (1,264)       32,154     1,880
Class C                                72,048    4,182              480      28           (40,206)   (2,328)       32,322     1,882
Class F                                70,377    4,063              657      39           (31,360)   (1,851)       39,674     2,251
Class 529-A                             7,647      444              130       8              (702)      (40)        7,075       412
Class 529-B                             2,125      125               27       2              (163)      (10)        1,989       117
Class 529-C                             3,870      228               51       3              (346)      (20)        3,575       211
Class 529-E                               636       37                8       1               (28)       (2)          616        36
Class 529-F                               322       19                3      -*                 -         -           325        19
Class R-1                                 875       51                8       1              (264)      (15)          619        37
Class R-2                               3,238      186               16       1              (533)      (31)        2,721       156
Class R-3                               2,286      131               11       1              (496)      (29)        1,801       103
Class R-4                                 391       22               -*      -*              (163)       (9)          228        13
Class R-5                              10,861      613              460      28            (2,470)     (140)        8,851       501
TOTAL NET INCREASE (DECREASE)        $752,609   43,813         $ 20,352   1,217        $ (438,690)  (25,515)    $ 334,271    19,515


YEAR ENDED SEPTEMBER 30, 2002
Class A                              $226,505   14,861          $ 7,414     503        $ (141,876)   (9,493)     $ 92,043     5,871
Class B                                14,971      988               83       6            (1,689)     (112)       13,365       882
Class C                                10,217      679               40       3            (1,670)     (113)        8,587       569
Class F                                18,695    1,247               98       7            (7,726)     (517)       11,067       737
Class 529-A                             1,595      105                3      -*               (64)       (4)        1,534       101
Class 529-B                               421       28                1      -*                (1)       -*           421        28
Class 529-C                               880       58                1      -*                -*        -*           881        58
Class 529-E                                70        5               -*      -*                -*        -*            70         5
Class 529-F                                 1       -*                -       -                 -         -             1        -*
Class R-1                                 123        8                -       -                 -         -           123         8
Class R-2                                  26        2                -       -                (1)       -*            25         2
Class R-3                                 216       14                -       -              (165)      (11)           51         3
Class R-4                                   1       -*                -       -                 -         -             1        -*
Class R-5                              13,091      854               21       1               (83)       (5)       13,029       850
TOTAL NET INCREASE (DECREASE)        $286,812   18,849          $ 7,661     520        $ (153,275)  (10,255)    $ 141,198     9,114

*    Amount less than one thousand.
(1) Class 529-A, 529-B, 529-C, 529-E and 529-F shares were offered beginning February 15, 2002. Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002.
(2)  Includes exchanges between share classes of the fund.


6. FORWARD CURRENCY CONTRACTS

As of September 30, 2003, the fund had outstanding forward currency contracts to purchase or sell non-U.S. currencies as follows:



                                          CONTRACT AMOUNT          U.S. VALUATIONS AT SEPTEMBER 30, 2003
                                                                                   UNREALIZED
NON-U.S.                                                                          APPRECIATION
CURRENCY                                 NON-U.S.       U.S.         AMOUNT      (DEPRECIATION)
CONTRACTS                                (000)         (000)         (000)           (000)

PURCHASES:

Canadian Dollars
 expiring 11/5/2003                       C$16,165    $11,460        $11,965          $505

Danish Kroner
 expiring 10/3/2003                      DKr18,261      2,842          2,869            27

Euros
 expiring 10/7/2003-1/30/2004           Euro14,038     16,183         16,355           172

Japanese Yen
 expiring 10/9-12/24/2003            Yen12,071,052    103,722        108,344         4,622

Swedish Kronor
 expiring 12/16-12/17/2003               SKr98,928     12,302         12,706           404

                                                      146,509        152,239         5,730
SALES:

British Pounds
 expiring 1/5/2004                         Lira790      1,294          1,304           (10)

Canadian Dollars
 expiring 12/31/2003                       C$7,750      5,667          5,723           (56)

Euros
 expiring 10/9-12/17/2003               Euro42,751     47,573         49,822        (2,249)

Hungarian Forints
 expiring 12/4/2003                     HUF605,801      2,733          2,738            (5)

Norwegian Kroner
 expiring 1/30/2004                       NOK6,000        831            847           (16)

Swedish Kronor
 expiring 12/4/2003                       SKr4,000        471            514           (43)

                                                       58,569         60,948        (2,379)

FORWARD CURRENCY CONTRACTS - NET                                                   $ 3,351



7. RESTRICTED SECURITIES

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of September 30, 2003, the total value of restricted securities was $77,218,000, which represented 7.44% of the net assets of the fund.

8. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $870,290,000 and $653,096,000, respectively, during the year ended September 30, 2003.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the year ended September 30, 2003, the custodian fee of $211,000 included $5,000 that was offset by this reduction, rather than paid in cash.

FINANCIAL HIGHLIGHTS (1)

                                                                Income (loss) from investment operations(2)
                                                                              Net
                                          Net asset                       gains(losses)
                                           value,              Net        on securities       Total from
                                          beginning        investment     (both realized      investment
                                          of period          income       and unrealized)     operations
CLASS A:
 Year ended 9/30/2003                      $15.60             $.72            $2.55             $3.27
 Year ended 9/30/2002                       14.63              .80              .49              1.29
 Year ended 9/30/2001                       14.16              .79              .07               .86
 Year ended 9/30/2000                       15.41              .68            (1.26)             (.58)
 Year ended 9/30/1999                       16.32              .84             (.88)             (.04)
CLASS B:
 Year ended 9/30/2003                       15.52              .58             2.55              3.13
 Year ended 9/30/2002                       14.59              .70              .47              1.17
 Year ended 9/30/2001                       14.12              .71              .04               .75
 Period from 3/15/2000 to 9/30/2000         14.74              .28             (.63)             (.35)
CLASS C:
 Year ended 9/30/2003                       15.48              .57             2.54              3.11
 Year ended 9/30/2002                       14.54              .69              .47              1.16
 Period from 3/15/2001 to 9/30/2001         14.50              .42             (.34)              .08
CLASS F:
 Year ended 9/30/2003                       15.55              .71             2.54              3.25
 Year ended 9/30/2002                       14.59              .80              .47              1.27
 Period from 3/16/2001 to 9/30/2001         14.44              .49             (.26)              .23
CLASS 529-A:
 Year ended 9/30/2003                       15.63              .72             2.56              3.28
 Period from 2/15/2002 to 9/30/2002         14.48              .50              .81              1.31
CLASS 529-B:
 Year ended 9/30/2003                       15.56              .55             2.56              3.11
 Period from 2/25/2002 to 9/30/2002         14.42              .41              .85              1.26
CLASS 529-C:
 Year ended 9/30/2003                       15.56              .56             2.55              3.11
 Period from 2/28/2002 to 9/30/2002         14.43              .41              .85              1.26
CLASS 529-E:
 Year ended 9/30/2003                       15.59              .65             2.55              3.20
 Period from 5/16/2002 to 9/30/2002         14.81              .29              .56               .85
CLASS 529-F:
 Year ended 9/30/2003                       15.60              .69             2.56              3.25
 Period from 9/17/2002 to 9/30/2002         15.48              .03              .09               .12
CLASS R-1:
 Year ended 9/30/2003                       15.57              .58             2.54              3.12
 Period from 6/28/2002 to 9/30/2002         15.32              .18              .07               .25
CLASS R-2:
 Year ended 9/30/2003                       15.57              .58             2.55              3.13
 Period from 7/9/2002 to 9/30/2002          15.34              .17              .06               .23
CLASS R-3:
 Year ended 9/30/2003                       15.59              .64             2.53              3.17
 Period from 7/16/2002 to 9/30/2002         15.50              .16             (.07)              .09
CLASS R-4:
 Year ended 9/30/2003                       15.63              .70             2.57              3.27
 Period from 8/15/2002 to 9/30/2002         15.28              .20              .15               .35
CLASS R-5:
 Year ended 9/30/2003                       15.62              .77             2.54              3.31
 Period from 5/15/2002 to 9/30/2002         14.79              .34              .58               .92



                                                    Dividends and distributions
                                         Dividends
                                         (from net         Distributions        Total
                                         investment        (from capital     dividends and
                                           income)            gains)         distributions
CLASS A:
 Year ended 9/30/2003                      $(.50)             $ -               $(.50)
 Year ended 9/30/2002                       (.32)               -                (.32)
 Year ended 9/30/2001                       (.39)               -                (.39)
 Year ended 9/30/2000                       (.60)             (.07)              (.67)
 Year ended 9/30/1999                       (.55)             (.32)              (.87)
CLASS B:
 Year ended 9/30/2003                       (.38)               -                (.38)
 Year ended 9/30/2002                       (.24)               -                (.24)
 Year ended 9/30/2001                       (.28)               -                (.28)
 Period from 3/15/2000 to 9/30/2000         (.27)               -                (.27)
CLASS C:
 Year ended 9/30/2003                       (.37)               -                (.37)
 Year ended 9/30/2002                       (.22)               -                (.22)
 Period from 3/15/2001 to 9/30/2001         (.04)               -                (.04)
CLASS F:
 Year ended 9/30/2003                       (.49)               -                (.49)
 Year ended 9/30/2002                       (.31)               -                (.31)
 Period from 3/16/2001 to 9/30/2001         (.08)               -                (.08)
CLASS 529-A:
 Year ended 9/30/2003                       (.50)               -                (.50)
 Period from 2/15/2002 to 9/30/2002         (.16)               -                (.16)
CLASS 529-B:
 Year ended 9/30/2003                       (.35)               -                (.35)
 Period from 2/25/2002 to 9/30/2002         (.12)               -                (.12)
CLASS 529-C:
 Year ended 9/30/2003                       (.35)               -                (.35)
 Period from 2/28/2002 to 9/30/2002         (.13)               -                (.13)
CLASS 529-E:
 Year ended 9/30/2003                       (.44)               -                (.44)
 Period from 5/16/2002 to 9/30/2002         (.07)               -                (.07)
CLASS 529-F:
 Year ended 9/30/2003                       (.49)               -                (.49)
 Period from 9/17/2002 to 9/30/2002           -                 -                   -
CLASS R-1:
 Year ended 9/30/2003                       (.37)               -                (.37)
 Period from 6/28/2002 to 9/30/2002           -                 -                  -
CLASS R-2:
 Year ended 9/30/2003                       (.38)               -                (.38)
 Period from 7/9/2002 to 9/30/2002            -                 -                   -
CLASS R-3:
 Year ended 9/30/2003                       (.44)               -                (.44)
 Period from 7/16/2002 to 9/30/2002           -                 -                   -
CLASS R-4:
 Year ended 9/30/2003                       (.50)               -                (.50)
 Period from 8/15/2002 to 9/30/2002           -                 -                   -
CLASS R-5:
 Year ended 9/30/2003                       (.55)               -                (.55)
 Period from 5/15/2002 to 9/30/2002         (.09)               -                (.09)


                                                                              Ratio of       Ratio of
                                       Net asset                Net assets,   expenses       net income
                                       value, end     Total    end of period  to average     to average
                                       of period     return(3) (in millions)  net assets(5)  net assets
CLASS A:
 Year ended 9/30/2003                    $18.37       21.34%      $827          1.04%         4.22%
 Year ended 9/30/2002                     15.60        8.97        517          1.08          5.38
 Year ended 9/30/2001                     14.63        6.18        399          1.12          5.46
 Year ended 9/30/2000                     14.16       (3.89)       416          1.12          4.66
 Year ended 9/30/1999                     15.41        (.32)       554          1.08          4.66
CLASS B:
 Year ended 9/30/2003                     18.27       20.41         56          1.81          3.40
 Year ended 9/30/2002                     15.52        8.10         18          1.84          4.65
 Year ended 9/30/2001                     14.59        5.35          4          1.85          4.92
 Period from 3/15/2000 to 9/30/2000       14.12       (2.34)         1          1.81 (6)      3.99 (6)
CLASS C:
 Year ended 9/30/2003                     18.22       20.33         47          1.87          3.32
 Year ended 9/30/2002                     15.48        8.10         11          1.90          4.60
 Period from 3/15/2001 to 9/30/2001       14.54         .58          2          1.98 (6)      5.34 (6)
CLASS F:
 Year ended 9/30/2003                     18.31       21.27         59          1.11          4.09
 Year ended 9/30/2002                     15.55        8.87         15          1.16          5.34
 Period from 3/16/2001 to 9/30/2001       14.59        1.60         3           1.20 (6)      6.30 (6)
CLASS 529-A:
 Year ended 9/30/2003                     18.41       21.35         9           1.02          4.16
 Period from 2/15/2002 to 9/30/2002       15.63        9.08         2           1.25 (6)      5.26 (6)
CLASS 529-B:
 Year ended 9/30/2003                     18.32       20.22         2           1.99          3.19
 Period from 2/25/2002 to 9/30/2002       15.56        8.80         - (4)       2.00 (6)      4.51 (6)
CLASS 529-C:
 Year ended 9/30/2003                     18.32       20.24         5           1.97          3.22
 Period from 2/28/2002 to 9/30/2002       15.56        8.76         1           1.99 (6)      4.53 (6)
CLASS 529-E:
 Year ended 9/30/2003                     18.35       20.84         1           1.43          3.71
 Period from 5/16/2002 to 9/30/2002       15.59        5.77         - (4)        .54          1.92
CLASS 529-F:
 Year ended 9/30/2003                     18.36       21.19         - (4)       1.18          3.94
 Period from 9/17/2002 to 9/30/2002       15.60         .77         - (4)         -  (7)       .20
CLASS R-1:
 Year ended 9/30/2003                     18.32       20.33         1           1.86 (8)      3.32
 Period from 6/28/2002 to 9/30/2002       15.57        1.63         - (4)        .47 (8)      1.17
CLASS R-2:
 Year ended 9/30/2003                     18.32       20.38         3           1.81 (8)      3.29
 Period from 7/9/2002 to 9/30/2002        15.57        1.50         - (4)        .42 (8)      1.08
CLASS R-3:
 Year ended 9/30/2003                     18.32       20.81         2           1.43 (8)      3.68
 Period from 7/16/2002 to 9/30/2002       15.59         .58         - (4)        .32 (8)      1.02
CLASS R-4:
 Year ended 9/30/2003                     18.40       21.34         - (4)       1.08 (8)      3.94
 Period from 8/15/2002 to 9/30/2002       15.63        2.29         - (4)         -  (7)(8)   1.32
CLASS R-5:
 Year ended 9/30/2003                     18.38       21.60         25           .76          4.49
 Period from 5/15/2002 to 9/30/2002       15.62        6.20         13           .29          2.17


                                            Year ended September 30
                                     2003     2002     2001     2000     1999
Portfolio turnover
 rate for all classes of shares       83%      48%      61%      52%      129%

(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Year ended 1999 is based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4)  Amount less than 1 million.
(5) Effective September 1, 2001, CRMC voluntarily reduced fees for investment advisory services. Had CRMC not reduced such fees, expense ratios for all share classes, on an annualized basis, would have been higher by .05 and .08 percentage points for the year ended September 30, 2003 and the period ended September 30, 2002, respectively. For the period ended September 30, 2001, expense ratios for all share classes would have been higher by .01 percentage points.
(6)  Annualized.
(7)  Amount less than .01 percent.
(8) During the start-up period for this class, CRMC voluntarily agreed to pay a portion of the fees relating to transfer agent services. Had CRMC not paid such fees, expense ratios would have been 2.10%, 2.86%, 1.68% and 2.65% for classes R-1, R-2, R-3 and R-4, respectively, during the year ended September 30, 2003, and .54%, 1.71%, .56% and 35.47% for classes R-1, R-2,
     R-3 and R-4, respectively, during the period ended September 30, 2002.


INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF CAPITAL WORLD BOND FUND, INC.:

We have audited the accompanying statement of assets and liabilities of Capital World Bond Fund, Inc. (the "Fund"), including the investment portfolio, as of September 30, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Capital World Bond Fund, Inc. as of September 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Los Angeles, California
November 7, 2003


TAX INFORMATION (unaudited)

We are  required  to advise  you within 60 days of the  fund's  fiscal  year-end
regarding  the  federal  tax  status  of  certain   distributions   received  by
shareholders during such fiscal year.

Corporate shareholders may exclude up to 70% of qualifying dividends received during the year. For purposes of computing this exclusion, 1% of the dividends paid by the fund from net investment income represent qualifying dividends.

Certain states may exempt from income taxation that portion of the dividends paid from net investment income that was derived from direct U.S. government obligations. For purposes of computing this exclusion, 5% of the dividends paid by the fund from net investment income were derived from interest on direct U.S. government obligations.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

SINCE THE INFORMATION ABOVE IS REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2004 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2003 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.

[logo - American Funds (sm)]           The right choice for the long term/(R)/




Capital World
Bond Fund/(R)/











TABLE OF CONTENTS
 1    Risk/Return summary
 4    Fees and expenses of the fund
 6    Investment objective, strategies and risks
 9    Management and organization
11    Purchase, exchange and sale of shares
13    Sales charges
15    Sales charge reductions
16    Individual Retirement Account (IRA) rollovers
16    Plans of distribution
17    Distributions and taxes
18    Financial highlights





 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


 RETIREMENT PLAN
 PROSPECTUS





 December 1, 2003

Risk/Return summary

The fund seeks to provide you, over the long term, with a high level of total return as is consistent with prudent management, by investing primarily in investment grade bonds denominated in U.S. dollars or other currencies. The fund may also invest in lower quality, higher yielding debt securities. Bonds held in the fund's portfolio may provide total return through interest income, changes in the market value of the fund's investments and changes in the value of other currencies relative to the U.S. dollar.

The fund is designed for investors seeking returns through a portfolio of bonds issued by entities based around the world. Your investment in the fund is subject to risks, including the possibility that the value of the fund's investments may fluctuate in response to economic, political or social events in the United States or abroad. The values of and the income generated by debt securities owned by the fund may be affected by changing interest rates and credit risk assessments. Lower quality or longer maturity bonds may be subject to greater price fluctuations than higher quality or shorter maturity bonds.

Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.

The fund is non-diversified, which allows it to invest a greater percentage of its assets in any one issuer. However, the fund intends to limit its investments in the securities of any single issuer.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.


                                     1
                                           Capital World Bond Fund / Prospectus

HISTORICAL INVESTMENT RESULTS

The bar chart and Investment Results table below provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's investment results from year to year. The Investment Results table shows how the fund's average annual total returns for various periods compare with those of a broad measure of market performance. All fund results reflect the reinvestment of dividends and capital gain distributions. Figures shown are past results and are not predictive of future results.


[begin - bar chart]
Calendar year total returns for Class A shares
(Results do not reflect taxes and do not include a sales charge; if a sales charge were included, results would be lower.)

1993            16.73%
1994            -1.43
1995            21.41
1996             6.35
1997            -0.36
1998            10.16
1999            -3.18
2000             1.46
2001             1.53
2002            16.45

[end - bar chart]



Highest/Lowest quarterly results during this time period were:

HIGHEST                                    7.43%  (quarter ended March 31, 1995)
LOWEST                                    -2.71%  (quarter ended March 31, 1997)


The cumulative total return for the nine months ended September 30, 2003, was 13.08%.


                                     2
Capital World Bond Fund / Prospectus

Unlike the bar chart above, the Investment Results table below reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the maximum initial sales charge imposed.

Class A share results reflect the maximum initial sales charge of 3.75%. Class A sales charges are reduced or eliminated for purchases of $100,000 or more. Results would be higher if calculated without a sales charge.

Because the fund's Class R shares were first available on May 15, 2002, comparable results for these share classes are not available for the 2002 calendar year.

Unlike the Investment Results table below, the Additional Investment Results table on page 7 reflects the fund's results calculated without a sales charge.


 INVESTMENT RESULTS (WITH MAXIMUM SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002:
                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 CLASS A -- FIRST SOLD 8/4/87          12.06%   4.26%    6.19%        7.14%
 Lehman Brothers Global Aggregate      16.53    5.66     6.68          N/A
  Bond Index/2/
 Citigroup World Government Bond       19.49    5.82     6.64         7.88
  Index/3/
 Lipper Global Income Funds            11.44    4.36     6.07         6.39
  Average/4/
 Consumer Price Index/5/                2.38    2.32     2.46         3.05
 Class A 30-day yield at September 30, 2003: 3.81%
 (For current yield information, please call American FundsLine at
  800/325-3590.)



/1/ Lifetime results for Class A shares and the indexes shown are measured from the date Class A shares were first sold.
/2/ Lehman Brothers Global Aggregate Bond Index represents investment-grade debt. This index is unmanaged and reflects reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes. This index was not in existence as of the date Capital Research and Management Company became the fund's investment adviser; therefore, lifetime results are not shown.
/3/ Citigroup World Government Bond Index (formerly Salomon Smith Barney World
    Government Bond Index) includes the following 21 government bond markets:
    Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Japan, the Netherlands, Norway, Poland, Portugal, Spain, Sweden, Switzerland, the United Kingdom and the United States. The index also includes eligible markets which must total at least U.S. $20 billion, DM 30 billion and 2.5 trillion yen for three consecutive months. This index is unmanaged and reflects reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.
/4/ Lipper Global Income Funds Average represents an average of funds that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States. The results of the underlying funds in the average include the reinvestment of dividends, capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
/5/ Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.


                                     3
                                           Capital World Bond Fund / Prospectus

Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.



 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                               CLASS A    ALL R SHARE CLASSES
------------------------------------------------------------------------------
 Maximum sales charge on purchases              3.75%/*/         none
 (as a percentage of offering price)
------------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends    none            none
------------------------------------------------------------------------------
 Maximum contingent deferred sales charge        none            none
------------------------------------------------------------------------------
 Redemption or exchange fees                     none            none



* The sales charge is reduced or eliminated for purchases of $100,000 or more.




 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                     CLASS    CLASS    CLASS    CLASS    CLASS
                           CLASS A    R-1      R-2      R-3      R-4      R-5
-------------------------------------------------------------------------------
 Management fees            0.62%   0.62 %   0.62 %   0.62 %   0.62 %    0.62%
-------------------------------------------------------------------------------
 Distribution and/or        0.24    1.00     0.75     0.50     0.25      none
 service (12b-1) fees/1/
-------------------------------------------------------------------------------
 Other expenses/2/          0.23    0.53     1.54     0.61     1.83      0.19
-------------------------------------------------------------------------------
 Total annual fund          1.09    2.15     2.91     1.73     2.70      0.81
 operating expenses
-------------------------------------------------------------------------------
 Expense reimbursement/3/   0.05    0.29/4/  1.10/4/  1.30/4/  1.62/4/   0.05
-------------------------------------------------------------------------------
 Net expenses               1.04    1.86     1.81     1.43     1.08      0.76
-------------------------------------------------------------------------------



/1/ Class A, R-2, R-3 and R-4 12b-1 fees may not exceed 0.30%, 1.00%, 0.75% and
    0.50%, respectively, of the class' average net assets annually. Class R-1 12b-1 fees will always be 1.00% of the class' average net assets annually.

/2/ A portion of the fund's expenses may be used to pay third parties (including affiliates of the fund's investment adviser) that provide recordkeeping services to retirement plans invested in the fund.

/3/ Capital Research and Management Company voluntarily reduced fees for investment advisory services.
/4/ During the start-up period for this class, Capital Research and Management
    Company voluntarily agreed to pay a portion of the fees relating to transfer agency services.


                                     4
Capital World Bond Fund / Prospectus

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:


                               1 YEAR  3 YEARS  5 YEARS   10 YEARS
-------------------------------------------------------------------
 Class A/1,2/                   $477    $694    $  927     $1,598
-------------------------------------------------------------------
 Class R-1/2/                    189     585     1,006      2,180
-------------------------------------------------------------------
 Class R-2/2/                    184     569       980      2,127
-------------------------------------------------------------------
 Class R-3/2/                    146     452       782      1,713
-------------------------------------------------------------------
 Class R-4/2/                    110     343       595      1,317
-------------------------------------------------------------------
 Class R-5/2/                     78     243       422        942
-------------------------------------------------------------------



/1/ Reflects the maximum initial sales charge in the first year.

/2/ Reflects expenses paid by Capital Research and Management Company.


                                     5
                                           Capital World Bond Fund / Prospectus

Investment objective, strategies and risks

The fund's investment objective is to provide you, over the long term, with a high level of total return as is consistent with prudent investment management. The fund invests primarily in debt securities of governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars. Normally, the fund's debt obligations will consist substantially of investment grade bonds (rated Baa or better by Moody's Investors Service, Inc. or BBB or better by Standard & Poor's Corporation or unrated but determined to be of equivalent quality). The fund may also invest up to 25% of its assets in lower quality, higher yielding debt securities (rated Ba and BB or below or unrated but determined to be of equivalent quality).

The values of and the income generated by most debt securities held by the fund may be affected by changing interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by differing securities regulations, higher transaction costs and administrative difficulties, such as delays in clearing and settling portfolio transactions.

The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and ongoing credit analysis of each issuer as well as by monitoring economic and legislative developments. Although the fund is non-diversified, the fund intends to limit the amount it invests in any single issuer.

The fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objective in a period of rising market prices; conversely, it could reduce the fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.


                                     6
Capital World Bond Fund / Prospectus

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek attractively priced securities that, in its opinion, represent above-average long-term investment opportunities. The investment adviser believes that the best way to accomplish this is through fundamental analysis, including meeting with government officials, central banks and company executives. Securities may be sold when the investment adviser believes they no longer represent good long-term value.

ADDITIONAL INVESTMENT RESULTS

Unlike the Investment Results table on page 3, the table below reflects the fund's results calculated without a sales charge.


 ADDITIONAL INVESTMENT RESULTS (WITHOUT A SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002:
                                1 YEAR    5 YEARS    10 YEARS     LIFETIME/1/
-------------------------------------------------------------------------------
 CLASS A -- FIRST SOLD 8/4/87   16.45%     5.05%      6.59%          7.41%
 Lehman Brothers Global         16.53      5.66       6.68            N/A
  Aggregate Bond Index/2/
 Citigroup World Government     19.49      5.82       6.64           7.88
  Bond Index/3/
 Lipper Global Income Funds     11.44      4.36       6.07           6.39
  Average/4/
 Consumer Price Index/5/         2.38      2.32       2.46           3.05
 Class A distribution rate at December 31, 2002: 2.43%/6/
 (For current distribution rate information, please call American FundsLine at 800/325-3590.)



/1/ Lifetime results for Class A shares and the indexes shown are measured from the date Class A shares were first sold.
/2/ Lehman Brothers Global Aggregate Bond Index represents investment-grade debt. This index is unmanaged and reflects reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes. This index was not in existence as of the date Capital Research and Management Company became the fund's investment adviser; therefore, lifetime results are not shown.
/3/ Citigroup World Government Bond Index (formerly Salomon Smith Barney World
    Government Bond Index) includes the following 21 government bond markets:
    Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Japan, the Netherlands, Norway, Poland, Portugal, Spain, Sweden, Switzerland, the United Kingdom and the United States. The index also includes eligible markets which must total at least U.S. $20 billion, DM 30 billion and 2.5 trillion yen for three consecutive months. This index is unmanaged and reflects reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.
/4/ Lipper Global Income Funds Average represents an average of funds that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States. The results of the underlying funds in the average include the reinvestment of dividends, capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
/5/ Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

/6/ The distribution rate is based on actual distributions paid to shareholders over a 12-month period. Capital gain distributions are added back to the net asset value to determine the rate.


                                     7
                                           Capital World Bond Fund / Prospectus

[begin - pie chart]
Holdings by  type of investment as of September 30, 2003

Non-U.S. government/agency securities           58.2%
Non-U.S. corporate bonds                        12.8
U.S. corporate bonds                            11.8
Mortgage- and asset-backed securities            5.5
U.S. Treasury notes & bonds                      3.9
U.S. government agency notes & bonds             1.0
Equity-related securities                        0.3
Municipal securities                             0.1
Cash & equivalents                               6.4

[end - pie chart]

[begin - world map]

Holdings of debt securities by geographic region (by currency) as of September 30, 2003

Canada                   2.2%
United States           37.4
Europe                  51.4
Australia/New Zealand    2.6
Japan                    6.4

[end - world map]


 BOND HOLDINGS BY QUALITY CATEGORY AS OF SEPTEMBER 30, 2003
 See the statement of additional information for a description of quality categories.
---------------------------------------------------PERCENT OF NET ASSETS-------
 Aaa/AAA                                                   48.3%
-------------------------------------------------------------------------------
 Aa/AA                                                     10.2
-------------------------------------------------------------------------------
 A/A                                                        9.9
-------------------------------------------------------------------------------
 Baa/BBB                                                    8.8
-------------------------------------------------------------------------------
 Ba/BB                                                      6.5
-------------------------------------------------------------------------------
 B/B                                                        8.1
-------------------------------------------------------------------------------
 Caa/CCC                                                    1.4
 Ca/CC                                                      0.1


Because the fund is actively managed, its holdings will change over time.


For updated information on the fund's portfolio holdings, please visit us at americanfunds.com.


                                     8
Capital World Bond Fund / Prospectus

Management and organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is located at 333 South Hope Street, Los Angeles, CA 90071 and 135 South State College Boulevard, Brea, CA 92821. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears above in the Annual Fund Operating Expenses table.


                                     9
                                           Capital World Bond Fund / Prospectus

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for Capital World Bond Fund are:



 PORTFOLIO COUNSELOR/ FUND       PORTFOLIO COUNSELOR       PRIMARY TITLE WITH INVESTMENT ADVISER (OR
 TITLE (IF APPLICABLE)         EXPERIENCE IN THIS FUND     AFFILIATE) AND INVESTMENT EXPERIENCE
 MARK H. DALZELL                      13 years             Senior Vice President, Capital Research Company
 Executive Vice President
                                                           Investment professional for 26 years in total;
                                                           15 years with Capital Research and Management
                                                           Company or affiliate

------------------------------------------------------------------------------------------------------------
 THOMAS H. HOGH                        8 years             Vice President, Capital International Research,
 Vice President                  (plus 2 years prior       Inc.
                              experience as a research
                              professional for the fund)   Investment professional for 17 years in total;
                                                           14 years with Capital Research and Management
                                                           Company or affiliate
------------------------------------------------------------------------------------------------------------
 JAMES R. MULALLY                     16 years             Senior Vice President, Capital International
                                                           Limited

                                                           Investment professional for 27 years in total;
                                                           23 years with Capital Research and Management
                                                           Company or affiliate
------------------------------------------------------------------------------------------------------------
 ROBERT H. NEITHART                    4 years             Executive Vice President and Director, Capital
                                 (plus 4 years prior       International Research, Inc.
                              experience as a research
                             professional for the fund)    Investment professional for 16 years, all with
                                                           Capital Research and Management Company or
                                                           affiliate
------------------------------------------------------------------------------------------------------------
 SUSAN M. TOLSON                       4 years             Senior Vice President, Capital Research Company

                                                           Investment professional for 15 years in total;
                                                           14 years with Capital Research and Management
                                                           Company or affiliate







                                     10
Capital World Bond Fund / Prospectus

Purchase, exchange and sale of shares

PURCHASES AND EXCHANGES

Class A shares are generally not available for retirement plans using the PlanPremier/(R)/ or Recordkeeper Direct/(R)/ recordkeeping programs.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. In addition, Class R-5 shares generally are available only to retirement plans with $1 million or more in plan assets. Class R shares generally are not available to retail nonretirement accounts, Traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans and CollegeAmerica/SM/ accounts.

Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other American Funds. Exchanges of Class A shares from American Funds money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. THE FUND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR FREQUENT TRADING IN RESPONSE TO SHORT-TERM FLUCTUATIONS IN THE SECURITIES MARKETS. ACCORDINGLY, PURCHASES THAT ARE PART OF EXCHANGE ACTIVITY THAT THE FUND OR AMERICAN FUNDS DISTRIBUTORS HAS DETERMINED COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUND MAY BE REJECTED.

AMERICAN FUNDS SERVICE COMPANY, THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND AND AMERICAN FUNDS DISTRIBUTORS, IS REQUIRED BY LAW TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR ANY PERSON(S) ACTING ON YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANOTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE OR REQUIRED BY LAW.


                                     11
                                           Capital World Bond Fund / Prospectus

SALES

Please contact your plan administrator or recordkeeper in order to sell shares from your retirement plan.

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in other American Funds within 90 days after the date of the redemption or distribution. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company.

VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock Exchange is open as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available.

Because the fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the value of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives and accepts your request.


                                     12
Capital World Bond Fund / Prospectus

Sales charges

CLASS A SHARES

The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. Any applicable sales charge will be deducted directly from your investment.


                                        SALES CHARGE AS A
                                          PERCENTAGE OF:
                                                                  DEALER
                                                    NET         COMMISSION
                                        OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                              PRICE    INVESTED   OF OFFERING PRICE
-------------------------------------------------------------------------------
 Less than $100,000                      3.75%     3.90%           3.00%
-------------------------------------------------------------------------------
 $100,000 but less than $250,000         3.50      3.63            2.75
-------------------------------------------------------------------------------
 $250,000 but less than $500,000         2.50      2.56            2.00
-------------------------------------------------------------------------------
 $500,000 but less than $750,000         2.00      2.04            1.60
-------------------------------------------------------------------------------
 $750,000 but less than $1 million       1.50      1.52            1.20
-------------------------------------------------------------------------------
 $1 million or more and certain other    none      none         see below
 investments described below
-------------------------------------------------------------------------------


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is notified:

.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before March 15, 2001; and

.. Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds.

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see below).

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies. Please see the statement of additional information for more information.


                                     13
                                           Capital World Bond Fund / Prospectus

 EMPLOYER-SPONSORED RETIREMENT PLANS

 ON OR BEFORE MARCH 31, 2004:

 An employer-sponsored retirement plan (including certain 403(b) plans) may invest in Class A shares without any initial or contingent deferred sales charge if the plan invests $1 million or more, or if American Funds Service Company is notified that the plan has 100 or more eligible employees or has $50 million or more in assets. Plans investing in this manner may continue to purchase Class A shares without any initial or contingent deferred sales charge after March 31, 2004.

 AFTER MARCH 31, 2004:


 . Employer-sponsored retirement plans not yet invested in Class A shares and wishing to invest without a sales charge will no longer be eligible to purchase Class A shares. Such plans may invest only in Class R shares.

 . Provided that the plan's recordkeeper can properly apply a sales charge on the plan's investments, an employer-sponsored retirement plan not yet invested in Class A shares and wishing to invest less than $1 million may invest in Class A shares, but the purchase of these shares will be subject to the applicable sales charge, regardless of whether the plan has 100 or more eligible employees or whether it has $50 million or more in assets. An employer-sponsored retirement plan that purchases Class A shares with a sales charge will be eligible to purchase additional Class A shares in accordance with the sales charge table above. If the recordkeeper cannot properly apply a sales charge on the plan's investments, then the plan may invest only in Class R shares.

 . Employer-sponsored retirement plans not yet invested in Class A shares will no longer be eligible to establish a statement of intention of $1 million or more. More information about statements of intention can be found under "Sales charge reductions."

CLASS R SHARES

Class R shares are sold without any initial or contingent deferred sales charge. The distributor will pay dealers annually an asset-based compensation of 1.00% for sales of Class R-1 shares, 0.75% for Class R-2 shares, 0.50% for Class R-3 shares and 0.25% for Class R-4 shares. No dealer compensation is paid on sales of Class R-5 shares. The fund may reimburse the distributor for these payments through its plans of distribution (see below).


                                     14
Capital World Bond Fund / Prospectus

Sales charge reductions

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE OTHERWISE ENTITLED.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, two or more retirement plans of an employer or employer's affiliates may combine all of their American Funds investments to reduce their Class A sales charge. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded.

 CONCURRENT PURCHASES

 Simultaneous purchases of any class of shares of two or more American Funds may be combined to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION

 The current value of existing holdings in any class of shares of the American Funds may be taken into account to determine your Class A sales charge. The current value of existing investments in an American Legacy/(R)/ Retirement Investment Plan may also be taken into account to determine your Class A sales charge.

 STATEMENT OF INTENTION

 You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows all American Funds non-money market fund purchases of all share classes intended to be made over a 13-month period to be combined in order to determine the applicable sales charge; however, capital appreciation, reinvested dividends and capital gains do not apply toward these combined purchases. At the request of a plan, purchases made during the previous 90 days may be included. A portion of the account may be held in escrow to cover additional Class A sales charges that may be due if total investments over the 13-month period do not qualify for the applicable sales charge reduction.


                                     15
                                           Capital World Bond Fund / Prospectus

Individual Retirement Account (IRA) rollovers

Assets from a retirement plan may be invested in Class A, B, C or F shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the fund's current prospectus and statement of additional information covering these share classes.

In addition, an IRA rollover plan involving assets of a retirement plan that offered an investment option managed by any affiliate of The Capital Group Companies, including any of the American Funds, also may be eligible to be invested in Class A shares at net asset value.

Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.

Retirement plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees. Dealer commissions on such assets will be paid only on rollovers of $1 million or more. No dealer commissions will be paid on rollovers to American Funds money market funds.

Plans of distribution

The fund has plans of distribution or "12b-1 plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's Board of Directors. The plans provide for annual expenses of up to 0.30% for Class A shares, 1.00% for Class R-1 shares and up to 1.00%, 0.75% and 0.50% for Class R-2, R-3 and R-4 shares, respectively. For all share classes, up to 0.25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated above in the Annual Fund Operating Expenses table. Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment.

OTHER COMPENSATION TO DEALERS

American Funds Distributors may pay, or sponsor informational meetings for, dealers as described in the statement of additional information.


                                     16
Capital World Bond Fund / Prospectus

Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

The fund intends to distribute dividends to you, usually in March, June, October and December. It is anticipated that the first three dividends distributed each year generally will be the same; the December dividend may be greater or less than the first three, reflecting the impact of foreign currency transactions. Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividends and capital gain distributions paid to retirement plan shareholders will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not taxable.

TAXES ON TRANSACTIONS

Generally, exchanges within a tax-deferred retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. Distributions taken from a retirement plan account, however, generally are taxable as ordinary income.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.


                                     17
                                           Capital World Bond Fund / Prospectus

Financial highlights/1/

The Financial Highlights table is intended to help you understand the fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.




                                                INCOME (LOSS) FROM INVESTMENT OPERATIONS/2/
                                                                    Net
                                                               gains (losses)
                                     Net asset                 on securities
                                      value,        Net        (both realized    Total from
                                     beginning   investment         and          investment
                                     of period     income       unrealized)      operations
----------------------------------------------------------------------------------------------
CLASS A:
Year ended 9/30/2003                  $15.60        $.72          $ 2.55           $3.27
Year ended 9/30/2002                   14.63         .80             .49            1.29
Year ended 9/30/2001                   14.16         .79             .07             .86
Year ended 9/30/2000                   15.41         .68           (1.26)           (.58)
Year ended 9/30/1999                   16.32         .84            (.88)           (.04)
----------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 9/30/2003                   15.57         .58            2.54            3.12
Period from 6/28/2002 to 9/30/2002     15.32         .18             .07             .25
----------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 9/30/2003                   15.57         .58            2.55            3.13
Period from 7/9/2002 to 9/30/2002      15.34         .17             .06             .23
----------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 9/30/2003                   15.59         .64            2.53            3.17
Period from 7/16/2002 to 9/30/2002     15.50         .16            (.07)            .09
----------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 9/30/2003                  $15.63        $.70          $ 2.57           $3.27
Period from 8/15/2002 to 9/30/2002     15.28         .20             .15             .35
----------------------------------------------------------------------------------------------
CLASS R-5:
Year ended 9/30/2003                   15.62         .77            2.54            3.31
 Period from 5/15/2002 to 9/30/2002    14.79         .34             .58             .92
                                            DIVIDENDS AND DISTRIBUTIONS


                                     Dividends                       Total                                 Net assets,
                                     (from net   Distributions     dividends      Net asset                  end of
                                     investment      (from            and       value, end of    Total       period
                                      income)    capital gains)  distributions     period      return/3/  (in millions)
-------------------------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 9/30/2003                   $(.50)        $  --          $(.50)         $18.37       21.34%        $827
Year ended 9/30/2002                    (.32)           --           (.32)          15.60        8.97          517
Year ended 9/30/2001                    (.39)           --           (.39)          14.63        6.18          399
Year ended 9/30/2000                    (.60)         (.07)          (.67)          14.16       (3.89)         416
Year ended 9/30/1999                    (.55)         (.32)          (.87)          15.41        (.32)         554
-------------------------------------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 9/30/2003                    (.37)           --           (.37)          18.32       20.33            1
Period from 6/28/2002 to 9/30/2002        --            --             --           15.57        1.63           --/5/
-------------------------------------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 9/30/2003                    (.38)           --           (.38)          18.32       20.38            3
Period from 7/9/2002 to 9/30/2002         --            --             --           15.57        1.50           --/5/
-------------------------------------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 9/30/2003                    (.44)           --           (.44)          18.32       20.81            2
Period from 7/16/2002 to 9/30/2002        --            --             --           15.59         .58           --/5/
-------------------------------------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 9/30/2003                   $(.50)           --          $(.50)         $18.40       21.34%         --///5/
Period from 8/15/2002 to 9/30/2002        --            --             --           15.63        2.29          --///5/
-------------------------------------------------------------------------------------------------------------------------
CLASS R-5:
Year ended 9/30/2003                    (.55)           --           (.55)          18.38       21.60           25
 Period from 5/15/2002 to 9/30/2002     (.09)           --           (.09)          15.62        6.20           13



                                      Ratio of     Ratio of net
                                     expenses to      income
                                     average net    to average
                                      assets/4/     net assets
----------------------------------------------------------------
CLASS A:
Year ended 9/30/2003                  1.04   %        4.22%
Year ended 9/30/2002                  1.08            5.38
Year ended 9/30/2001                  1.12            5.46
Year ended 9/30/2000                  1.12            4.66
Year ended 9/30/1999                  1.08            4.66
----------------------------------------------------------------
CLASS R-1:
Year ended 9/30/2003                  1.86/6/         3.32
Period from 6/28/2002 to 9/30/2002     .47/6/         1.17
----------------------------------------------------------------
CLASS R-2:
Year ended 9/30/2003                  1.81/6/         3.29
Period from 7/9/2002 to 9/30/2002      .42/6/         1.08
----------------------------------------------------------------
CLASS R-3:
Year ended 9/30/2003                  1.43/6/         3.68
Period from 7/16/2002 to 9/30/2002     .32/6/         1.02
----------------------------------------------------------------
CLASS R-4:
Year ended 9/30/2003                  1.08   %/6/     3.94%
Period from 8/15/2002 to 9/30/2002     --///6,7/      1.32
----------------------------------------------------------------
CLASS R-5:
Year ended 9/30/2003                   .76            4.49
 Period from 5/15/2002 to 9/30/2002    .29            2.17

Capital World Bond Fund / Prospectus

                                         YEAR ENDED SEPTEMBER 30
                           2003        2002        2001        2000         1999
------------------------------------------------------------------------------------
 PORTFOLIO TURNOVER        83%         48%         61%         52%          129%
 RATE FOR ALL CLASSES
 OF SHARES





/1/ Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

/2/ Year ended 1999 is based on shares outstanding on the last day of the year;
    all other periods are based on average shares outstanding.
/3/ Total returns exclude all sales charges, including contingent deferred sales charges.
/4/ Effective September 1, 2001, Capital Research and Management Company voluntarily reduced fees for investment advisory services. Had Capital Research and Management Company not reduced such fees, expense ratios for all share classes, on an annualized basis, would have been higher by .05 percentage points for the year ended September 30, 2003 and .08 percentage points for the period ended September 30, 2002.
/5/ Amount less than $1 million.
/6/ During the start-up period for this class, Capital Research and Management
    Company voluntarily agreed to pay a portion of the fees relating to transfer agency services. Had Capital Research and Management Company not paid such fees, expense ratios would have been 2.10%, 2.86%, 1.68% and 2.65% for Class R-1, R-2, R-3 and R-4 shares, respectively, during the year ended September 30, 2003, and .54%, 1.71%, .56% and 35.47% for Class R-1, R-2, R-3 and R-4
    shares, respectively, during the period ended September 30, 2002.
/7/ Amount less than .01 percent.
                                           Capital World Bond Fund / Prospectus

[logo - American Funds (sm)]          The right choice for the long term/(R)/


          FOR SHAREHOLDER         American Funds Service Company
          SERVICES                800/421-0180
          FOR RETIREMENT PLAN     Call your employer or plan
          SERVICES                administrator
          FOR DEALER SERVICES     American Funds Distributors
                                  800/421-9900
                                  American FundsLine/(R)/
          FOR 24                  800/325-3590
          -HOUR INFORMATION       FundsLine Online/(R)/
                                  americanfunds.com
          Telephone conversations may be recorded or monitored
          for verification, recordkeeping and quality-assurance
          purposes.
-------------------------------------------------------------------------------


MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The retirement plan SAI contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. The codes of ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI have been filed with the Securities and Exchange Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's website at www.sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address.

If you would like to receive a free copy of the retirement plan SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at 333 South Hope Street, Los Angeles, California 90071.



[logo - recycled bug]




Printed on recycled paper                  Investment Company File No. 811-5104
RPGEPR-931-1203 Litho in USA CGD/B/8043
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds        Capital Research and Management    Capital International
         Capital Guardian                 Capital Bank and Trust

THE FUND PROVIDES SPANISH TRANSLATION IN CONNECTION WITH THE
PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR
AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS
FOR THE FUND.

/s/ JULIE F. WILLIAMS
    JULIE F. WILLIAMS
    SECRETARY

[logo - American Funds (sm)]           The right choice for the long term/(R)/




Capital World
Bond Fund/(R)/











TABLE OF CONTENTS
 1    Risk/Return summary
 4    Fees and expenses of the fund
 6    Investment objective, strategies and risks
 9    Management and organization
11    Purchase, exchange and sale of shares
13    Sales charges
15    Sales charge reductions
16    Individual Retirement Account (IRA) rollovers
16    Plans of distribution
17    Distributions and taxes
18    Financial highlights





 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


 RETIREMENT PLAN
 PROSPECTUS





 December 1, 2003

Risk/Return summary

The fund seeks to provide you, over the long term, with a high level of total return as is consistent with prudent management, by investing primarily in investment grade bonds denominated in U.S. dollars or other currencies. The fund may also invest in lower quality, higher yielding debt securities. Bonds held in the fund's portfolio may provide total return through interest income, changes in the market value of the fund's investments and changes in the value of other currencies relative to the U.S. dollar.

The fund is designed for investors seeking returns through a portfolio of bonds issued by entities based around the world. Your investment in the fund is subject to risks, including the possibility that the value of the fund's investments may fluctuate in response to economic, political or social events in the United States or abroad. The values of and the income generated by debt securities owned by the fund may be affected by changing interest rates and credit risk assessments. Lower quality or longer maturity bonds may be subject to greater price fluctuations than higher quality or shorter maturity bonds.

Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.

The fund is non-diversified, which allows it to invest a greater percentage of its assets in any one issuer. However, the fund intends to limit its investments in the securities of any single issuer.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.


                                     1
                                           Capital World Bond Fund / Prospectus

HISTORICAL INVESTMENT RESULTS

The bar chart and Investment Results table below provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's investment results from year to year. The Investment Results table shows how the fund's average annual total returns for various periods compare with those of a broad measure of market performance. All fund results reflect the reinvestment of dividends and capital gain distributions. Figures shown are past results and are not predictive of future results.


[begin - bar chart]
Calendar year total returns for Class A shares
(Results do not reflect taxes and do not include a sales charge; if a sales charge were included, results would be lower.)

1993            16.73%
1994            -1.43
1995            21.41
1996             6.35
1997            -0.36
1998            10.16
1999            -3.18
2000             1.46
2001             1.53
2002            16.45

[end - bar chart]



Highest/Lowest quarterly results during this time period were:

HIGHEST                                    7.43%  (quarter ended March 31, 1995)
LOWEST                                    -2.71%  (quarter ended March 31, 1997)


The cumulative total return for the nine months ended September 30, 2003, was 13.08%.


                                     2
Capital World Bond Fund / Prospectus

Unlike the bar chart above, the Investment Results table below reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the maximum initial sales charge imposed.

Class A share results reflect the maximum initial sales charge of 3.75%. Class A sales charges are reduced or eliminated for purchases of $100,000 or more. Results would be higher if calculated without a sales charge.

Because the fund's Class R shares were first available on May 15, 2002, comparable results for these share classes are not available for the 2002 calendar year.

Unlike the Investment Results table below, the Additional Investment Results table on page 7 reflects the fund's results calculated without a sales charge.


 INVESTMENT RESULTS (WITH MAXIMUM SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002:
                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 CLASS A -- FIRST SOLD 8/4/87          12.06%   4.26%    6.19%        7.14%
 Lehman Brothers Global Aggregate      16.53    5.66     6.68          N/A
  Bond Index/2/
 Citigroup World Government Bond       19.49    5.82     6.64         7.88
  Index/3/
 Lipper Global Income Funds            11.44    4.36     6.07         6.39
  Average/4/
 Consumer Price Index/5/                2.38    2.32     2.46         3.05
 Class A 30-day yield at September 30, 2003: 3.81%
 (For current yield information, please call American FundsLine at
  800/325-3590.)



/1/ Lifetime results for Class A shares and the indexes shown are measured from the date Class A shares were first sold.
/2/ Lehman Brothers Global Aggregate Bond Index represents investment-grade debt. This index is unmanaged and reflects reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes. This index was not in existence as of the date Capital Research and Management Company became the fund's investment adviser; therefore, lifetime results are not shown.
/3/ Citigroup World Government Bond Index (formerly Salomon Smith Barney World
    Government Bond Index) includes the following 21 government bond markets:
    Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Japan, the Netherlands, Norway, Poland, Portugal, Spain, Sweden, Switzerland, the United Kingdom and the United States. The index also includes eligible markets which must total at least U.S. $20 billion, DM 30 billion and 2.5 trillion yen for three consecutive months. This index is unmanaged and reflects reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.
/4/ Lipper Global Income Funds Average represents an average of funds that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States. The results of the underlying funds in the average include the reinvestment of dividends, capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
/5/ Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.


                                     3
                                           Capital World Bond Fund / Prospectus

Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.



 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                               CLASS A    ALL R SHARE CLASSES
------------------------------------------------------------------------------
 Maximum sales charge on purchases              3.75%/*/         none
 (as a percentage of offering price)
------------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends    none            none
------------------------------------------------------------------------------
 Maximum contingent deferred sales charge        none            none
------------------------------------------------------------------------------
 Redemption or exchange fees                     none            none



* The sales charge is reduced or eliminated for purchases of $100,000 or more.




 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                     CLASS    CLASS    CLASS    CLASS    CLASS
                           CLASS A    R-1      R-2      R-3      R-4      R-5
-------------------------------------------------------------------------------
 Management fees            0.62%   0.62 %   0.62 %   0.62 %   0.62 %    0.62%
-------------------------------------------------------------------------------
 Distribution and/or        0.24    1.00     0.75     0.50     0.25      none
 service (12b-1) fees/1/
-------------------------------------------------------------------------------
 Other expenses/2/          0.23    0.53     1.54     0.61     1.83      0.19
-------------------------------------------------------------------------------
 Total annual fund          1.09    2.15     2.91     1.73     2.70      0.81
 operating expenses
-------------------------------------------------------------------------------
 Expense reimbursement/3/   0.05    0.29/4/  1.10/4/  1.30/4/  1.62/4/   0.05
-------------------------------------------------------------------------------
 Net expenses               1.04    1.86     1.81     1.43     1.08      0.76
-------------------------------------------------------------------------------



/1/ Class A, R-2, R-3 and R-4 12b-1 fees may not exceed 0.30%, 1.00%, 0.75% and
    0.50%, respectively, of the class' average net assets annually. Class R-1 12b-1 fees will always be 1.00% of the class' average net assets annually.

/2/ A portion of the fund's expenses may be used to pay third parties (including affiliates of the fund's investment adviser) that provide recordkeeping services to retirement plans invested in the fund.

/3/ Capital Research and Management Company voluntarily reduced fees for investment advisory services.
/4/ During the start-up period for this class, Capital Research and Management
    Company voluntarily agreed to pay a portion of the fees relating to transfer agency services.


                                     4
Capital World Bond Fund / Prospectus

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:


                               1 YEAR  3 YEARS  5 YEARS   10 YEARS
-------------------------------------------------------------------
 Class A/1,2/                   $477    $694    $  927     $1,598
-------------------------------------------------------------------
 Class R-1/2/                    189     585     1,006      2,180
-------------------------------------------------------------------
 Class R-2/2/                    184     569       980      2,127
-------------------------------------------------------------------
 Class R-3/2/                    146     452       782      1,713
-------------------------------------------------------------------
 Class R-4/2/                    110     343       595      1,317
-------------------------------------------------------------------
 Class R-5/2/                     78     243       422        942
-------------------------------------------------------------------



/1/ Reflects the maximum initial sales charge in the first year.

/2/ Reflects expenses paid by Capital Research and Management Company.


                                     5
                                           Capital World Bond Fund / Prospectus

Investment objective, strategies and risks

The fund's investment objective is to provide you, over the long term, with a high level of total return as is consistent with prudent investment management. The fund invests primarily in debt securities of governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars. Normally, the fund's debt obligations will consist substantially of investment grade bonds (rated Baa or better by Moody's Investors Service, Inc. or BBB or better by Standard & Poor's Corporation or unrated but determined to be of equivalent quality). The fund may also invest up to 25% of its assets in lower quality, higher yielding debt securities (rated Ba and BB or below or unrated but determined to be of equivalent quality).

The values of and the income generated by most debt securities held by the fund may be affected by changing interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by differing securities regulations, higher transaction costs and administrative difficulties, such as delays in clearing and settling portfolio transactions.

The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and ongoing credit analysis of each issuer as well as by monitoring economic and legislative developments. Although the fund is non-diversified, the fund intends to limit the amount it invests in any single issuer.

The fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objective in a period of rising market prices; conversely, it could reduce the fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.


                                     6
Capital World Bond Fund / Prospectus

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek attractively priced securities that, in its opinion, represent above-average long-term investment opportunities. The investment adviser believes that the best way to accomplish this is through fundamental analysis, including meeting with government officials, central banks and company executives. Securities may be sold when the investment adviser believes they no longer represent good long-term value.

ADDITIONAL INVESTMENT RESULTS

Unlike the Investment Results table on page 3, the table below reflects the fund's results calculated without a sales charge.


 ADDITIONAL INVESTMENT RESULTS (WITHOUT A SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002:
                                1 YEAR    5 YEARS    10 YEARS     LIFETIME/1/
-------------------------------------------------------------------------------
 CLASS A -- FIRST SOLD 8/4/87   16.45%     5.05%      6.59%          7.41%
 Lehman Brothers Global         16.53      5.66       6.68            N/A
  Aggregate Bond Index/2/
 Citigroup World Government     19.49      5.82       6.64           7.88
  Bond Index/3/
 Lipper Global Income Funds     11.44      4.36       6.07           6.39
  Average/4/
 Consumer Price Index/5/         2.38      2.32       2.46           3.05
 Class A distribution rate at December 31, 2002: 2.43%/6/
 (For current distribution rate information, please call American FundsLine at 800/325-3590.)



/1/ Lifetime results for Class A shares and the indexes shown are measured from the date Class A shares were first sold.
/2/ Lehman Brothers Global Aggregate Bond Index represents investment-grade debt. This index is unmanaged and reflects reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes. This index was not in existence as of the date Capital Research and Management Company became the fund's investment adviser; therefore, lifetime results are not shown.
/3/ Citigroup World Government Bond Index (formerly Salomon Smith Barney World
    Government Bond Index) includes the following 21 government bond markets:
    Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Japan, the Netherlands, Norway, Poland, Portugal, Spain, Sweden, Switzerland, the United Kingdom and the United States. The index also includes eligible markets which must total at least U.S. $20 billion, DM 30 billion and 2.5 trillion yen for three consecutive months. This index is unmanaged and reflects reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.
/4/ Lipper Global Income Funds Average represents an average of funds that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States. The results of the underlying funds in the average include the reinvestment of dividends, capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
/5/ Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

/6/ The distribution rate is based on actual distributions paid to shareholders over a 12-month period. Capital gain distributions are added back to the net asset value to determine the rate.


                                     7
                                           Capital World Bond Fund / Prospectus

[begin - pie chart]
Holdings by  type of investment as of September 30, 2003

Non-U.S. government/agency securities           58.2%
Non-U.S. corporate bonds                        12.8
U.S. corporate bonds                            11.8
Mortgage- and asset-backed securities            5.5
U.S. Treasury notes & bonds                      3.9
U.S. government agency notes & bonds             1.0
Equity-related securities                        0.3
Municipal securities                             0.1
Cash & equivalents                               6.4

[end - pie chart]

[begin - world map]

Holdings of debt securities by geographic region (by currency) as of September 30, 2003

Canada                   2.2%
United States           37.4
Europe                  51.4
Australia/New Zealand    2.6
Japan                    6.4

[end - world map]


 BOND HOLDINGS BY QUALITY CATEGORY AS OF SEPTEMBER 30, 2003
 See the statement of additional information for a description of quality categories.
---------------------------------------------------PERCENT OF NET ASSETS-------
 Aaa/AAA                                                   48.3%
-------------------------------------------------------------------------------
 Aa/AA                                                     10.2
-------------------------------------------------------------------------------
 A/A                                                        9.9
-------------------------------------------------------------------------------
 Baa/BBB                                                    8.8
-------------------------------------------------------------------------------
 Ba/BB                                                      6.5
-------------------------------------------------------------------------------
 B/B                                                        8.1
-------------------------------------------------------------------------------
 Caa/CCC                                                    1.4
 Ca/CC                                                      0.1


Because the fund is actively managed, its holdings will change over time.


For updated information on the fund's portfolio holdings, please visit us at americanfunds.com.


                                     8
Capital World Bond Fund / Prospectus

Management and organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is located at 333 South Hope Street, Los Angeles, CA 90071 and 135 South State College Boulevard, Brea, CA 92821. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears above in the Annual Fund Operating Expenses table.


                                     9
                                           Capital World Bond Fund / Prospectus

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for Capital World Bond Fund are:



 PORTFOLIO COUNSELOR/ FUND       PORTFOLIO COUNSELOR       PRIMARY TITLE WITH INVESTMENT ADVISER (OR
 TITLE (IF APPLICABLE)         EXPERIENCE IN THIS FUND     AFFILIATE) AND INVESTMENT EXPERIENCE
 MARK H. DALZELL                      13 years             Senior Vice President, Capital Research Company
 Executive Vice President
                                                           Investment professional for 26 years in total;
                                                           15 years with Capital Research and Management
                                                           Company or affiliate

------------------------------------------------------------------------------------------------------------
 THOMAS H. HOGH                        8 years             Vice President, Capital International Research,
 Vice President                  (plus 2 years prior       Inc.
                              experience as a research
                              professional for the fund)   Investment professional for 17 years in total;
                                                           14 years with Capital Research and Management
                                                           Company or affiliate
------------------------------------------------------------------------------------------------------------
 JAMES R. MULALLY                     16 years             Senior Vice President, Capital International
                                                           Limited

                                                           Investment professional for 27 years in total;
                                                           23 years with Capital Research and Management
                                                           Company or affiliate
------------------------------------------------------------------------------------------------------------
 ROBERT H. NEITHART                    4 years             Executive Vice President and Director, Capital
                                 (plus 4 years prior       International Research, Inc.
                              experience as a research
                             professional for the fund)    Investment professional for 16 years, all with
                                                           Capital Research and Management Company or
                                                           affiliate
------------------------------------------------------------------------------------------------------------
 SUSAN M. TOLSON                       4 years             Senior Vice President, Capital Research Company

                                                           Investment professional for 15 years in total;
                                                           14 years with Capital Research and Management
                                                           Company or affiliate







                                     10
Capital World Bond Fund / Prospectus

Purchase, exchange and sale of shares

PURCHASES AND EXCHANGES

Class A shares are generally not available for retirement plans using the PlanPremier/(R)/ or Recordkeeper Direct/(R)/ recordkeeping programs.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. In addition, Class R-5 shares generally are available only to retirement plans with $1 million or more in plan assets. Class R shares generally are not available to retail nonretirement accounts, Traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans and CollegeAmerica/SM/ accounts.

Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other American Funds. Exchanges of Class A shares from American Funds money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. THE FUND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR FREQUENT TRADING IN RESPONSE TO SHORT-TERM FLUCTUATIONS IN THE SECURITIES MARKETS. ACCORDINGLY, PURCHASES THAT ARE PART OF EXCHANGE ACTIVITY THAT THE FUND OR AMERICAN FUNDS DISTRIBUTORS HAS DETERMINED COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUND MAY BE REJECTED.

AMERICAN FUNDS SERVICE COMPANY, THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND AND AMERICAN FUNDS DISTRIBUTORS, IS REQUIRED BY LAW TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR ANY PERSON(S) ACTING ON YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANOTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE OR REQUIRED BY LAW.


                                     11
                                           Capital World Bond Fund / Prospectus

SALES

Please contact your plan administrator or recordkeeper in order to sell shares from your retirement plan.

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in other American Funds within 90 days after the date of the redemption or distribution. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company.

VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock Exchange is open as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available.

Because the fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the value of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives and accepts your request.


                                     12
Capital World Bond Fund / Prospectus

Sales charges

CLASS A SHARES

The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. Any applicable sales charge will be deducted directly from your investment.


                                        SALES CHARGE AS A
                                          PERCENTAGE OF:
                                                                  DEALER
                                                    NET         COMMISSION
                                        OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                              PRICE    INVESTED   OF OFFERING PRICE
-------------------------------------------------------------------------------
 Less than $100,000                      3.75%     3.90%           3.00%
-------------------------------------------------------------------------------
 $100,000 but less than $250,000         3.50      3.63            2.75
-------------------------------------------------------------------------------
 $250,000 but less than $500,000         2.50      2.56            2.00
-------------------------------------------------------------------------------
 $500,000 but less than $750,000         2.00      2.04            1.60
-------------------------------------------------------------------------------
 $750,000 but less than $1 million       1.50      1.52            1.20
-------------------------------------------------------------------------------
 $1 million or more and certain other    none      none         see below
 investments described below
-------------------------------------------------------------------------------


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is notified:

.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before March 15, 2001; and

.. Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds.

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see below).

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies. Please see the statement of additional information for more information.


                                     13
                                           Capital World Bond Fund / Prospectus

 EMPLOYER-SPONSORED RETIREMENT PLANS

 ON OR BEFORE MARCH 31, 2004:

 An employer-sponsored retirement plan (including certain 403(b) plans) may invest in Class A shares without any initial or contingent deferred sales charge if the plan invests $1 million or more, or if American Funds Service Company is notified that the plan has 100 or more eligible employees or has $50 million or more in assets. Plans investing in this manner may continue to purchase Class A shares without any initial or contingent deferred sales charge after March 31, 2004.

 AFTER MARCH 31, 2004:


 . Employer-sponsored retirement plans not yet invested in Class A shares and wishing to invest without a sales charge will no longer be eligible to purchase Class A shares. Such plans may invest only in Class R shares.

 . Provided that the plan's recordkeeper can properly apply a sales charge on the plan's investments, an employer-sponsored retirement plan not yet invested in Class A shares and wishing to invest less than $1 million may invest in Class A shares, but the purchase of these shares will be subject to the applicable sales charge, regardless of whether the plan has 100 or more eligible employees or whether it has $50 million or more in assets. An employer-sponsored retirement plan that purchases Class A shares with a sales charge will be eligible to purchase additional Class A shares in accordance with the sales charge table above. If the recordkeeper cannot properly apply a sales charge on the plan's investments, then the plan may invest only in Class R shares.

 . Employer-sponsored retirement plans not yet invested in Class A shares will no longer be eligible to establish a statement of intention of $1 million or more. More information about statements of intention can be found under "Sales charge reductions."

CLASS R SHARES

Class R shares are sold without any initial or contingent deferred sales charge. The distributor will pay dealers annually an asset-based compensation of 1.00% for sales of Class R-1 shares, 0.75% for Class R-2 shares, 0.50% for Class R-3 shares and 0.25% for Class R-4 shares. No dealer compensation is paid on sales of Class R-5 shares. The fund may reimburse the distributor for these payments through its plans of distribution (see below).


                                     14
Capital World Bond Fund / Prospectus

Sales charge reductions

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE OTHERWISE ENTITLED.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, two or more retirement plans of an employer or employer's affiliates may combine all of their American Funds investments to reduce their Class A sales charge. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded.

 CONCURRENT PURCHASES

 Simultaneous purchases of any class of shares of two or more American Funds may be combined to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION

 The current value of existing holdings in any class of shares of the American Funds may be taken into account to determine your Class A sales charge. The current value of existing investments in an American Legacy/(R)/ Retirement Investment Plan may also be taken into account to determine your Class A sales charge.

 STATEMENT OF INTENTION

 You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows all American Funds non-money market fund purchases of all share classes intended to be made over a 13-month period to be combined in order to determine the applicable sales charge; however, capital appreciation, reinvested dividends and capital gains do not apply toward these combined purchases. At the request of a plan, purchases made during the previous 90 days may be included. A portion of the account may be held in escrow to cover additional Class A sales charges that may be due if total investments over the 13-month period do not qualify for the applicable sales charge reduction.


                                     15
                                           Capital World Bond Fund / Prospectus

Individual Retirement Account (IRA) rollovers

Assets from a retirement plan may be invested in Class A, B, C or F shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the fund's current prospectus and statement of additional information covering these share classes.

In addition, an IRA rollover plan involving assets of a retirement plan that offered an investment option managed by any affiliate of The Capital Group Companies, including any of the American Funds, also may be eligible to be invested in Class A shares at net asset value.

Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.

Retirement plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees. Dealer commissions on such assets will be paid only on rollovers of $1 million or more. No dealer commissions will be paid on rollovers to American Funds money market funds.

Plans of distribution

The fund has plans of distribution or "12b-1 plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's Board of Directors. The plans provide for annual expenses of up to 0.30% for Class A shares, 1.00% for Class R-1 shares and up to 1.00%, 0.75% and 0.50% for Class R-2, R-3 and R-4 shares, respectively. For all share classes, up to 0.25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated above in the Annual Fund Operating Expenses table. Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment.

OTHER COMPENSATION TO DEALERS

American Funds Distributors may pay, or sponsor informational meetings for, dealers as described in the statement of additional information.


                                     16
Capital World Bond Fund / Prospectus

Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

The fund intends to distribute dividends to you, usually in March, June, October and December. It is anticipated that the first three dividends distributed each year generally will be the same; the December dividend may be greater or less than the first three, reflecting the impact of foreign currency transactions. Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividends and capital gain distributions paid to retirement plan shareholders will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not taxable.

TAXES ON TRANSACTIONS

Generally, exchanges within a tax-deferred retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. Distributions taken from a retirement plan account, however, generally are taxable as ordinary income.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.


                                     17
                                           Capital World Bond Fund / Prospectus

Financial highlights/1/

The Financial Highlights table is intended to help you understand the fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.




                                                INCOME (LOSS) FROM INVESTMENT OPERATIONS/2/
                                                                    Net
                                                               gains (losses)
                                     Net asset                 on securities
                                      value,        Net        (both realized    Total from
                                     beginning   investment         and          investment
                                     of period     income       unrealized)      operations
----------------------------------------------------------------------------------------------
CLASS A:
Year ended 9/30/2003                  $15.60        $.72          $ 2.55           $3.27
Year ended 9/30/2002                   14.63         .80             .49            1.29
Year ended 9/30/2001                   14.16         .79             .07             .86
Year ended 9/30/2000                   15.41         .68           (1.26)           (.58)
Year ended 9/30/1999                   16.32         .84            (.88)           (.04)
----------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 9/30/2003                   15.57         .58            2.54            3.12
Period from 6/28/2002 to 9/30/2002     15.32         .18             .07             .25
----------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 9/30/2003                   15.57         .58            2.55            3.13
Period from 7/9/2002 to 9/30/2002      15.34         .17             .06             .23
----------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 9/30/2003                   15.59         .64            2.53            3.17
Period from 7/16/2002 to 9/30/2002     15.50         .16            (.07)            .09
----------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 9/30/2003                  $15.63        $.70          $ 2.57           $3.27
Period from 8/15/2002 to 9/30/2002     15.28         .20             .15             .35
----------------------------------------------------------------------------------------------
CLASS R-5:
Year ended 9/30/2003                   15.62         .77            2.54            3.31
 Period from 5/15/2002 to 9/30/2002    14.79         .34             .58             .92
                                            DIVIDENDS AND DISTRIBUTIONS


                                     Dividends                       Total                                 Net assets,
                                     (from net   Distributions     dividends      Net asset                  end of
                                     investment      (from            and       value, end of    Total       period
                                      income)    capital gains)  distributions     period      return/3/  (in millions)
-------------------------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 9/30/2003                   $(.50)        $  --          $(.50)         $18.37       21.34%        $827
Year ended 9/30/2002                    (.32)           --           (.32)          15.60        8.97          517
Year ended 9/30/2001                    (.39)           --           (.39)          14.63        6.18          399
Year ended 9/30/2000                    (.60)         (.07)          (.67)          14.16       (3.89)         416
Year ended 9/30/1999                    (.55)         (.32)          (.87)          15.41        (.32)         554
-------------------------------------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 9/30/2003                    (.37)           --           (.37)          18.32       20.33            1
Period from 6/28/2002 to 9/30/2002        --            --             --           15.57        1.63           --/5/
-------------------------------------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 9/30/2003                    (.38)           --           (.38)          18.32       20.38            3
Period from 7/9/2002 to 9/30/2002         --            --             --           15.57        1.50           --/5/
-------------------------------------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 9/30/2003                    (.44)           --           (.44)          18.32       20.81            2
Period from 7/16/2002 to 9/30/2002        --            --             --           15.59         .58           --/5/
-------------------------------------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 9/30/2003                   $(.50)           --          $(.50)         $18.40       21.34%         --///5/
Period from 8/15/2002 to 9/30/2002        --            --             --           15.63        2.29          --///5/
-------------------------------------------------------------------------------------------------------------------------
CLASS R-5:
Year ended 9/30/2003                    (.55)           --           (.55)          18.38       21.60           25
 Period from 5/15/2002 to 9/30/2002     (.09)           --           (.09)          15.62        6.20           13



                                      Ratio of     Ratio of net
                                     expenses to      income
                                     average net    to average
                                      assets/4/     net assets
----------------------------------------------------------------
CLASS A:
Year ended 9/30/2003                  1.04   %        4.22%
Year ended 9/30/2002                  1.08            5.38
Year ended 9/30/2001                  1.12            5.46
Year ended 9/30/2000                  1.12            4.66
Year ended 9/30/1999                  1.08            4.66
----------------------------------------------------------------
CLASS R-1:
Year ended 9/30/2003                  1.86/6/         3.32
Period from 6/28/2002 to 9/30/2002     .47/6/         1.17
----------------------------------------------------------------
CLASS R-2:
Year ended 9/30/2003                  1.81/6/         3.29
Period from 7/9/2002 to 9/30/2002      .42/6/         1.08
----------------------------------------------------------------
CLASS R-3:
Year ended 9/30/2003                  1.43/6/         3.68
Period from 7/16/2002 to 9/30/2002     .32/6/         1.02
----------------------------------------------------------------
CLASS R-4:
Year ended 9/30/2003                  1.08   %/6/     3.94%
Period from 8/15/2002 to 9/30/2002     --///6,7/      1.32
----------------------------------------------------------------
CLASS R-5:
Year ended 9/30/2003                   .76            4.49
 Period from 5/15/2002 to 9/30/2002    .29            2.17

Capital World Bond Fund / Prospectus

                                         YEAR ENDED SEPTEMBER 30
                           2003        2002        2001        2000         1999
------------------------------------------------------------------------------------
 PORTFOLIO TURNOVER        83%         48%         61%         52%          129%
 RATE FOR ALL CLASSES
 OF SHARES





/1/ Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

/2/ Year ended 1999 is based on shares outstanding on the last day of the year;
    all other periods are based on average shares outstanding.
/3/ Total returns exclude all sales charges, including contingent deferred sales charges.
/4/ Effective September 1, 2001, Capital Research and Management Company voluntarily reduced fees for investment advisory services. Had Capital Research and Management Company not reduced such fees, expense ratios for all share classes, on an annualized basis, would have been higher by .05 percentage points for the year ended September 30, 2003 and .08 percentage points for the period ended September 30, 2002.
/5/ Amount less than $1 million.
/6/ During the start-up period for this class, Capital Research and Management
    Company voluntarily agreed to pay a portion of the fees relating to transfer agency services. Had Capital Research and Management Company not paid such fees, expense ratios would have been 2.10%, 2.86%, 1.68% and 2.65% for Class R-1, R-2, R-3 and R-4 shares, respectively, during the year ended September 30, 2003, and .54%, 1.71%, .56% and 35.47% for Class R-1, R-2, R-3 and R-4
    shares, respectively, during the period ended September 30, 2002.
/7/ Amount less than .01 percent.
                                           Capital World Bond Fund / Prospectus

[logo - American Funds (sm)]          The right choice for the long term/(R)/


          FOR SHAREHOLDER         American Funds Service Company
          SERVICES                800/421-0180
          FOR RETIREMENT PLAN     Call your employer or plan
          SERVICES                administrator
          FOR DEALER SERVICES     American Funds Distributors
                                  800/421-9900
                                  American FundsLine/(R)/
          FOR 24                  800/325-3590
          -HOUR INFORMATION       FundsLine Online/(R)/
                                  americanfunds.com
          Telephone conversations may be recorded or monitored
          for verification, recordkeeping and quality-assurance
          purposes.
-------------------------------------------------------------------------------


MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The retirement plan SAI contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. The codes of ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI have been filed with the Securities and Exchange Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's website at www.sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address.

If you would like to receive a free copy of the retirement plan SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at 333 South Hope Street, Los Angeles, California 90071.



[logo - recycled bug]




Printed on recycled paper                  Investment Company File No. 811-5104
RPGEPR-931-1203 Litho in USA CGD/B/8043
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds        Capital Research and Management    Capital International
         Capital Guardian                 Capital Bank and Trust

                         CAPITAL WORLD BOND FUND, INC.

                                     Part B
                                Retirement Plan
                      Statement of Additional Information

                              December 1, 2003


This document is not a prospectus but should be read in conjunction with the current Retirement Plan Prospectus of Capital World Bond Fund, Inc. (the "fund" or "WBF") dated December 1, 2003. The prospectus may be obtained from your financial adviser or by writing to the fund at the following address:

                         Capital World Bond Fund, Inc.
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                 (213) 486-9200

                               TABLE OF CONTENTS


Item                                                                  Page No.
----                                                                  --------
Certain Investment Limitations and Guidelines . . . . . . . . . . .        2
Description of Certain Securities and Investment Techniques . . . .        2
Fundamental Policies and Investment Restrictions. . . . . . . . . .        9
Management of the Fund. . . . . . . . . . . . . . . . . . . . . . .       11
Taxes and Distributions . . . . . . . . . . . . . . . . . . . . . .       23
Purchase, Exchange and Sale of Shares . . . . . . . . . . . . . . .       26
Sales Charges . . . . . . . . . . . . . . . . . . . . . . . . . . .       28
Class A Sales Charge Reductions . . . . . . . . . . . . . . . . . .       31
Individual Retirement Account (IRA) Rollovers . . . . . . . . . . .       33
Price of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .       34
Shareholder Account Services and Privileges . . . . . . . . . . . .       36
Execution of Portfolio Transactions . . . . . . . . . . . . . . . .       36
General Information . . . . . . . . . . . . . . . . . . . . . . . .       37
Class A Share Investment Results and Related Statistics . . . . . .       40
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       42
Financial Statements



                        Capital World Bond Fund - Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.


DEBT SECURITIES

..    The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents and may include certain preferred securities).

..    Normally, the fund will invest substantially in debt securities rated Baa or better by Moody's Investors Service, Inc. ("Moody's") or BBB or better by Standard & Poor's Corporation ("S&P") or unrated but determined to be of equivalent quality.

..    The fund may invest up to 25% of its assets in debt securities rated Ba or below by Moody's and BB or below by S&P or unrated but determined to be of equivalent quality.

                        *     *     *     *     *     *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment Objective, Strategies and Risks."


DEBT SECURITIES - Debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The values of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, values of debt securities decline when interest rates rise and increase when interest rates fall.


Lower rated debt securities, rated Ba or below by Moody's and/or BB or below by S&P or unrated but determined to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, or to determine the value of, lower rated debt securities.


Certain additional risk factors relating to debt securities are discussed below:


     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES - Debt securities may be sensitive to adverse economic changes, political and corporate developments and interest rate changes. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience increased financial stress that would adversely

                        Capital World Bond Fund - Page 2
     affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. In addition, periods of economic change and uncertainty can be expected to result in increased volatility of market prices and yields of certain debt securities.

     PAYMENT EXPECTATIONS - Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the fund would have to replace the security with a lower yielding security, resulting in a decreased return to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

     LIQUIDITY AND VALUATION - There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund's ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.


SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS - The fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt and vice versa. Some types of convertible bonds or preferred stocks automatically convert into common stocks. The prices and yields of non-convertible preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities.


Convertible bonds, convertible preferred stocks and other securities may sometimes be converted into common stocks or other securities at a stated conversion ratio. These securities, prior to conversion, pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying assets, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads, and the credit quality of the issuer.


INFLATION-INDEXED BONDS - The fund may invest in inflation-indexed bonds issued by governments, their agencies or instrumentalities and corporations. The principal value of this type of bond is periodically adjusted according to changes in the rate of inflation. The interest rate is generally fixed at issuance; however, interest payments are based on an inflation adjusted principal value. For example, in a period of deflation, principal value will be adjusted downward, reducing the interest payable.


Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate.

                        Capital World Bond Fund - Page 3

INVESTING IN VARIOUS COUNTRIES - Investing outside the United States may involve special risks, caused by, among other things: currency controls and fluctuating currency values; different accounting, auditing, financial reporting and legal standards and practices in some countries; changing local, regional and global economic, political, and social conditions; expropriation or confiscatory taxation; greater market volatility; differing securities market structures; and various administrative difficulties such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of the investment adviser, investing outside the United States also can reduce certain portfolio risks due to greater diversification opportunities.


The risks described above may be heightened in connection with investments in developing countries. Although there is no universally accepted definition, a developing country is generally considered to be a country in the initial stages of its industrialization cycle with a low per capita gross national product. For example, political and/or economic structures in these countries may be in their infancy and developing rapidly. Historically, the markets of developing countries have been more volatile than the markets of developed countries. The fund may invest in securities of issuers in developing countries only to a limited extent.


Additional costs could be incurred in connection with the fund's investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.


CURRENCY TRANSACTIONS - The fund may purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Although forward contracts entered into by the fund will typically involve the purchase or sale of a currency against the U.S. dollar, the fund also may purchase or sell one currency against another currency (other than the U.S. dollar). While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain which might result from an increase in the value of the currency. The fund will not generally attempt to protect against all potential changes in exchange rates. The fund will segregate liquid assets which will be marked to market daily to meet its forward contract commitments to the extent required by the Securities and Exchange Commission.


Certain provisions of the Internal Revenue Code may affect the extent to which the fund may enter into forward contracts. Such transactions also may affect the character and timing of income, gain or loss recognized by the fund for U.S. federal income tax purposes.


The fund may attempt to accomplish objectives similar to those involved in its use of forward currency contracts by purchasing put or call options on currencies. A put option gives the fund as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price until the expiration of the option. A call option gives the fund as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price until its expiration. The fund might purchase a currency put option, for example, to protect itself during the contract period against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the

                        Capital World Bond Fund - Page 4
value of the currency instead should rise against the dollar, any gain to the fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which the fund anticipates purchasing securities. Currency options may be either listed on an exchange or traded over-the-counter ("OTC options"). Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. The fund does not intend to purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of a quote provided by the dealer. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.


U.S. TREASURY SECURITIES - U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.


U.S. AGENCY SECURITIES - U.S. agency securities include those securities issued by certain U.S. government instrumentalities and certain federal agencies. These securities are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve some form of federal sponsorship: some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation ("Freddie Mac"), Federal National Mortgage Association ("Fannie Mae"), Tennessee Valley Authority and Federal Farm Credit Bank System.


PASS-THROUGH SECURITIES - The fund may invest in various debt obligations backed by a pool of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors. Pass-through securities may have either fixed or adjustable coupons. These securities include those discussed below.


"Mortgage-backed securities" are issued by U.S. government agencies, including the Government National Mortgage Association ("Ginnie Mae"), Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on securities issued by U.S. government agencies is guaranteed by the full faith and credit of the U.S. government (in the case of Ginnie Mae securities) or the issuer (in the case of Fannie Mae and Freddie Mac securities). However, the guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.


Mortgage-backed securities issued by private entities are structured similarly to mortgage-backed securities issued by Ginnie Mae, Fannie Mae and Freddie Mac. These securities and the underlying mortgages are not guaranteed by government agencies. In

                        Capital World Bond Fund - Page 5
addition, these securities generally are structured with one or more types of credit enhancement. Mortgage-backed securities generally permit borrowers to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments.


"Collateralized mortgage obligations" ("CMOs") are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each bond at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. In fact, some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on these securities' effective maturities is magnified.


"Commercial mortgage-backed securities" are backed by mortgages of commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants.


"Asset-backed securities" are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates, and at times the financial condition of the issuer. Some asset-backed securities also may receive prepayments which can change the securities' effective maturities.


RESTRICTED SECURITIES AND LIQUIDITY - The fund may purchase securities subject to restrictions on resale. Securities not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund's Board of Directors, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.


REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in

                        Capital World Bond Fund - Page 6
connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.


FORWARD COMMITMENTS - The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security beginning on the date of the agreement. When the fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.


The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations.


The fund may also enter into reverse repurchase agreements and "roll" transactions. A reverse repurchase agreement involves the sale of a security by a fund and its agreement to repurchase the security at a specified time and price. A "roll" transaction involves the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a later date. The fund assumes the risk of price and yield fluctuations during the time of the commitment. The fund will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations under "roll" transactions and reverse repurchase agreements with broker-dealers (no collateral is required for reverse repurchase agreements with banks).


MATURITY - There are no restrictions on the maturity composition of the portfolio, although it is anticipated that the fund normally will be invested substantially in securities with maturities in excess of three years. Under normal market conditions, longer term securities yield more than shorter term securities, but are subject to greater price fluctuations.


CASH AND CASH EQUIVALENTS - These include: (i) commercial paper (e.g., short-term notes up to nine months in maturity issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)), (ii) commercial bank obligations (e.g., certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)), (iii) savings association and savings bank obligations (e.g., bank notes and certificates of deposit issued by savings banks or savings associations), (iv) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (v) corporate bonds and notes that mature, or that may be redeemed, in one year or less.


Cash and cash equivalents may be denominated in U.S. dollars, non-U.S. currencies or multinational currency units.

                        Capital World Bond Fund - Page 7

WARRANTS AND RIGHTS - The fund may purchase warrants, which may be issued together with bonds or preferred stocks. Warrants generally entitle the holder to buy a proportionate amount of common stock at a specified price, usually higher than the current market price. Warrants may be issued with an expiration date or in perpetuity. Rights are similar to warrants except that they normally entitle the holder to purchase common stock at a lower price than the current market price.


INVESTMENT COMPANIES - The fund may invest up to 10% of its total assets in shares of any one investment company, but may not acquire more than 3% of the outstanding voting stock of any one investment company. In the aggregate, the fund may invest up to 10% of its total assets in securities issued by investment companies. In addition, all funds managed by the investment adviser may not, in the aggregate, acquire more than 10% of the total outstanding voting stock of any one registered closed-end investment company. If the fund invests in another investment company, it would pay an investment advisory fee in addition to the fee paid to the investment adviser.


LOANS OF PORTFOLIO SECURITIES - The fund is authorized to lend portfolio securities to selected securities dealers or other institutional investors whose financial condition is monitored by the investment adviser. The borrower must maintain with the fund's custodian collateral consisting of cash, cash equivalents or U.S. government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The investment adviser will monitor the adequacy of the collateral on a daily basis. The fund may at any time call a loan of its portfolio securities and obtain the return of the loaned securities. The fund will receive any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral. The fund will limit its loans of portfolio securities to an aggregate of 10% of the value of its total assets, measured at the time any such loan is made.


DIVERSIFICATION - The fund is a non-diversified investment company which allows the fund to invest a greater percentage of its assets in any one issuer. For the fund to be considered a "diversified" investment company under the Investment Company Act of 1940, as amended, the fund with respect to 75% of its total assets, would be required to limit its investment in any one issuer (other than the U.S. government) to 5% of the market value of the total assets of the fund or to 10% of the outstanding voting securities of such issuer. However, such a limitation would reduce the extent to which the fund could concentrate its non-U.S. investments in securities of governmental issuers, which are generally considered to be of higher credit quality than are non-U.S. private issuers. Accordingly, such a limitation might increase the fund's investment risk. Although the fund is non-diversified, it has no current intention of investing more than 5% of its assets in securities of any one corporate issuer. In addition, the fund intends to comply with the diversification and other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies so that the fund will not be subject to U.S. taxes on the net investment income and net capital gains that it distributes to its shareholders. (See "Taxes and Distributions".)

                        *     *     *     *     *     *

PORTFOLIO TURNOVER - The fund will attempt to take prompt advantage of market conditions and as a result may at times have a high rate of portfolio turnover relative to many other mutual funds. The fund may dispose of any security at any time, and it is the fund's intention to take either short- or long-term profits or losses consistent with its objective and sound investment practice, and when such action would not impair the fund's tax status. Portfolio changes will be made

                        Capital World Bond Fund - Page 8
without regard to the length of time particular investments may have been held. High portfolio turnover (100% or more) involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.


Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.


A fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio were replaced once per year. The fund's portfolio turnover rates for the fiscal years ended 2003 and 2002 were 83% and 48%, respectively. See "Financial Highlights" in the prospectus for the fund's annual portfolio turnover for each of the last five fiscal years.


                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES - The fund has adopted the following fundamental policies and investment restrictions which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.


These restrictions provide that the fund may not:


1. Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry;

2.   Invest in companies for the purpose of exercising control or management;

3. Buy or sell real estate or commodities or commodity contracts; however, the fund may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts, and may purchase or sell currencies (including forward currency contracts) or options on currencies;

4. Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933;

5. Lend any security or make any other loan if, as a result, more than 15% of its total assets would be lent to third parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements;

6. Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

                        Capital World Bond Fund - Page 9

7. Purchase securities on margin, provided that the fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

8. Borrow money, except from banks for temporary or emergency purposes not in excess of 5% of the value of the fund's total assets (in the event that the asset coverage for such borrowings falls below 300%, the fund will reduce, within three days, the amount of its borrowings in order to provide for 300% asset coverage), and except that the fund may enter into reverse repurchase agreements and engage in "roll" transactions, provided that reverse repurchase agreements, "roll" transactions and any other transactions constituting borrowing by the fund may not exceed one-third of the fund's total assets;

9. Invest in interests in oil, gas, or other mineral exploration or development programs;

10. Write, purchase or sell put options, call options or combinations thereof, except that this shall not prevent the purchase of put or call options on currencies;

NON-FUNDAMENTAL POLICIES - The following non-fundamental policies may be changed without shareholder approval:


1. The fund may invest up to 25% of its net assets in below investment grade debt securities (those rated Ba or below by Moody's and BB or below by S&P or unrated but determined to be of comparable value).

2. The fund does not currently intend to lend portfolio securities or other assets to third parties, except by acquiring loans, loan participations or other forms of direct debt instruments. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

3. The fund will not invest more than 15% of the value of its net assets in illiquid securities.

4. The fund will not invest in securities of an issuer if the investment would cause the fund to own more than 10% of the outstanding voting securities of any one issuer.

5. The fund may not issue senior securities, except as permitted under the 1940 Act.

                        Capital World Bond Fund - Page 10

                             MANAGEMENT OF THE FUND

BOARD OF DIRECTORS AND OFFICERS


                                     YEAR FIRST                                       NUMBER OF BOARDS
                        POSITION       ELECTED                                         WITHIN THE FUND     OTHER DIRECTORSHIPS/3/
                        WITH THE     A DIRECTOR     PRINCIPAL OCCUPATION(S) DURING   COMPLEX/2/ ON WHICH            HELD
     NAME AND AGE         FUND     OF THE FUND/1/            PAST 5 YEARS              DIRECTOR SERVES           BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
 "NON-INTERESTED" DIRECTORS
-----------------------------------------------------------------------------------------------------------------------------------
 Richard G. Capen,       Director       1999        Corporate director and author;           14            Carnival Corporation
 Jr.                                                former U.S. Ambassador to
 Age: 69                                            Spain; former Vice Chairman,
                                                    Knight-Ridder, Inc.
                                                    (communications company);
                                                    former Chairman and Publisher,
                                                    The Miami Herald
                                                    ----------------
-----------------------------------------------------------------------------------------------------------------------------------
 H. Frederick            Director       1987        Private investor; former                 19            Ducommun Incorporated;
 Christie                                           President and CEO, The Mission                         IHOP Corporation;
 Age: 70                                            Group (non-utility holding                             Southwest Water Company;
                                                    company, subsidiary of                                 Valero L.P.
                                                    Southern California Edison
                                                    Company)
-----------------------------------------------------------------------------------------------------------------------------------
 Diane C. Creel          Director       1994        Chairman of the Board and CEO,           12            Allegheny Technologies;
 Age: 55                                            AnAerobics, Inc. (organic                              BF Goodrich;
                                                    waste management)                                      Teledyne Technologies
-----------------------------------------------------------------------------------------------------------------------------------
 Martin Fenton           Director       1989        Chairman of the Board and CEO,           16            None
 Age: 68                                            Senior Resource Group LLC
                                                    (development and management of
                                                    senior living communities)
-----------------------------------------------------------------------------------------------------------------------------------
 Leonard R. Fuller       Director       1994        President and CEO, Fuller                14            None
 Age: 57                                            Consulting (financial
                                                    management consulting firm)
-----------------------------------------------------------------------------------------------------------------------------------
 Richard G. Newman       Director       1991        Chairman of the Board and CEO,           13            Sempra Energy;
 Age: 69                                            AECOM Technology Corporation                           Southwest Water Company
                                                    (engineering, consulting and
                                                    professional services)
-----------------------------------------------------------------------------------------------------------------------------------
 Frank M. Sanchez        Director       1999        Principal, The Sanchez Family            12            None
 Age: 60                                            Corporation dba McDonald's
                                                    Restaurants (McDonald's
                                                    licensee)
-----------------------------------------------------------------------------------------------------------------------------------



                        Capital World Bond Fund - Page 11

                                                   PRINCIPAL OCCUPATION(S) DURING
                                     YEAR FIRST           PAST 5 YEARS AND
                                      ELECTED              POSITIONS HELD            NUMBER OF BOARDS
                       POSITION      A DIRECTOR       WITH AFFILIATED ENTITIES        WITHIN THE FUND      OTHER DIRECTORSHIPS/3/
                       WITH THE    AND/OR OFFICER   OR THE PRINCIPAL UNDERWRITER    COMPLEX/2/ ON WHICH             HELD
    NAME AND AGE         FUND      OF THE FUND/1/            OF THE FUND              DIRECTOR SERVES           BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/4,5/
-----------------------------------------------------------------------------------------------------------------------------------
 Don R. Conlan         Director         1996        President (retired), The                 7            None
 Age: 67                                            Capital Group Companies,
                                                    Inc.*
-----------------------------------------------------------------------------------------------------------------------------------
 Abner D. Goldstine    President        1987        Senior Vice President and               12            None
 Age: 73               and                          Director, Capital Research
                       Director                     and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Paul G. Haaga, Jr.    Chairman         1987        Executive Vice President and            17            None
 Age: 54               of the                       Director, Capital Research
                       Board                        and Management Company;
                       and                          Director, The Capital Group
                       Director                     Companies, Inc.*; Director,
                                                    American Funds Distributors,
                                                    Inc.*
-----------------------------------------------------------------------------------------------------------------------------------






                        Capital World Bond Fund - Page 12

                                                                                  PRINCIPAL OCCUPATION(S) DURING
                            POSITION        YEAR FIRST ELECTED                    PAST 5 YEARS AND POSITIONS HELD
                            WITH THE            AN OFFICER                           WITH AFFILIATED ENTITIES
    NAME AND AGE              FUND            OF THE FUND/1/                 OR THE PRINCIPAL UNDERWRITER OF THE FUND
-----------------------------------------------------------------------------------------------------------------------------------
 OTHER OFFICERS/5/
-----------------------------------------------------------------------------------------------------------------------------------
 Mark H. Dalzell         Executive Vice            1998         Senior Vice President, Capital Research Company
 Age: 49                   President
-----------------------------------------------------------------------------------------------------------------------------------
 Michael J. Downer       Vice President            1994         Vice President and Secretary, Capital Research and Management
 Age: 48                                                        Company; Secretary, American Funds Distributors, Inc.*; Director,
                                                                Capital Bank and Trust Company*
-----------------------------------------------------------------------------------------------------------------------------------
 Thomas H. Hogh          Vice President            2001         Vice President, Capital International Research, Inc.*
 Age: 40
-----------------------------------------------------------------------------------------------------------------------------------
 Julie F. Williams         Secretary               1987         Vice President - Fund Business Management Group, Capital Research
 Age: 55                                                        and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Sharon G. Moseley         Treasurer               2002         Vice President - Fund Business Management Group, Capital Research
 Age: 35                                                        and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Kimberly S.          Assistant Secretary          1994         Assistant Vice President - Fund Business Management Group, Capital
 Verdick                                                        Research and Management Company
 Age: 39
-----------------------------------------------------------------------------------------------------------------------------------
 Susi M. Silverman    Assistant Treasurer          2001         Vice President - Fund Business Management Group, Capital Research
 Age: 33                                                        and Management Company
-----------------------------------------------------------------------------------------------------------------------------------



* Company affiliated with Capital Research and Management Company.
1 Directors and officers of the fund serve until their resignation, removal or retirement.

2 Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicles for certain variable insurance contracts; and Endowments, whose shareholders are limited to certain non-profit organizations.
3 This includes all directorships (other than those in the American Funds) that are held by each Director as a director of a public company or a registered investment company.
4 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).
5 All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

THE ADDRESS FOR ALL DIRECTORS AND OFFICERS OF THE FUND IS 333 SOUTH HOPE STREET
- 55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: FUND SECRETARY.

                        Capital World Bond Fund - Page 13

FUND SHARES OWNED BY DIRECTORS AS OF DECEMBER 31, 2002


                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                        OWNED IN ALL FUNDS
                                                       IN THE AMERICAN FUNDS
                          DOLLAR RANGE/1/ OF FUND         FAMILY OVERSEEN
          NAME                  SHARES OWNED                BY DIRECTOR
-------------------------------------------------------------------------------
 "NON-INTERESTED" DIRECTORS
-------------------------------------------------------------------------------
 Richard G. Capen, Jr.              None                   Over $100,000
-------------------------------------------------------------------------------
 H. Frederick Christie          $1 - $10,000               Over $100,000
-------------------------------------------------------------------------------
 Diane C. Creel                 $1 - $10,000             $10,001 - $50,000
-------------------------------------------------------------------------------
 Martin Fenton                  $1 - $10,000               Over $100,000
-------------------------------------------------------------------------------
 Leonard R. Fuller                  None                $50,001 - $100,000
-------------------------------------------------------------------------------
 Richard G. Newman              $1 - $10,000               Over $100,000
-------------------------------------------------------------------------------
 Frank M. Sanchez               $1 - $10,000             $10,001 - $50,000
-------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/2/
-------------------------------------------------------------------------------
 Don R. Conlan                  $1 - $10,000               Over $100,000
-------------------------------------------------------------------------------
 Abner D. Goldstine            Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Paul G. Haaga, Jr.            Over $100,000               Over $100,000
-------------------------------------------------------------------------------



1 Ownership disclosure is made using the following ranges: None; $1 - $10,000;
  $10,001 - $50,000; $50,001 - $100,000 and Over $100,000. The amounts listed for "interested" Directors include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
2 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).

DIRECTOR COMPENSATION


No compensation is paid by the fund to any officer or Director who is a director, officer or employee of the investment adviser or its affiliates. The fund pays annual fees of $1,500 to Directors who are not affiliated with the investment adviser, plus $210 for each Board of Directors meeting attended; $285 per Audit Committee meeting attended; $420 per Contracts Committee meeting attended; and $83 per Nominating Committee meeting attended. Certain of the fund's Directors may also serve as Committee members for other American Funds whose Committees meet jointly with those of the fund. Accordingly, the Committee fees are allocated among the funds participating in the meetings.


No pension or retirement benefits are accrued as part of fund expenses. The Directors may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Directors who are not affiliated with the investment adviser.

                        Capital World Bond Fund - Page 14

DIRECTOR COMPENSATION PAID DURING THE FISCAL YEAR ENDED SEPTEMBER 30, 2003


                                                                                                              TOTAL COMPENSATION
                                                                                                                  (INCLUDING
                                                                               AGGREGATE COMPENSATION        VOLUNTARILY DEFERRED
                                                                               (INCLUDING VOLUNTARILY          COMPENSATION/1/)
                                                                              DEFERRED COMPENSATION/1/)   FROM ALL FUNDS MANAGED BY
                                    NAME                                            FROM THE FUND            CAPITAL RESEARCH AND
---------------------------------------------------------------------------------------------------------         MANAGEMENT
                                                                                                                COMPANY OR ITS
                                                                                                                AFFILIATES/2/
                                                                                                         ---------------------------
 Richard G. Capen, Jr./3/                                                              $3,308                     $105,610
------------------------------------------------------------------------------------------------------------------------------------
 H. Frederick Christie/3/                                                               3,677                      245,035
------------------------------------------------------------------------------------------------------------------------------------
 Diane C. Creel/3/                                                                      2,738                       58,620
------------------------------------------------------------------------------------------------------------------------------------
 Martin Fenton/3/                                                                       2,738                      216,120
------------------------------------------------------------------------------------------------------------------------------------
 Leonard R. Fuller                                                                      3,308                      166,395
------------------------------------------------------------------------------------------------------------------------------------
 Richard G. Newman                                                                      2,738                      137,120
------------------------------------------------------------------------------------------------------------------------------------
 Frank M. Sanchez                                                                       2,738                       59,120
------------------------------------------------------------------------------------------------------------------------------------



1 Amounts may be deferred by eligible Directors under a non-qualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in the American Funds as designated by the Directors. Compensation for the fiscal year ended September 30, 2003 includes earnings on amounts deferred in previous fiscal years.
2 Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicles for certain variable insurance contracts; and Endowments, whose shareholders are limited to certain non-profit organizations.
3 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2003 fiscal year for participating Directors is as follows: Richard G. Capen, Jr. ($12,447), H. Frederick Christie ($9,743), Diane C. Creel ($9,155) and Martin Fenton ($11,120). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Directors.

As of November 1, 2003, the officers and Directors of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.


FUND ORGANIZATION AND THE BOARD OF DIRECTORS

The fund, an open-end, non-diversified management investment company, was organized as a Maryland corporation on June 8, 1987. Although the Board of Directors has delegated day-to-day oversight to the investment adviser, all fund operations are supervised by the fund's Board, which meets periodically and performs duties required by applicable state and federal laws.


Under Maryland law, the fund's business and affairs are managed under the direction of the Board of Directors, and all powers of the fund are exercised by or under the authority of the Board except as reserved to the shareholders by law or the fund's charter or by-laws. Maryland law requires each Director to perform his/her duties as a Director, including his/her duties as a member of any Board committee on which he/she serves, in good faith, in a manner he/she reasonably believes to be in the best interest of the fund, and with the care that an ordinarily prudent person in a like position would use under similar circumstances.

                        Capital World Bond Fund - Page 15

Members of the Board who are not employed by the investment adviser or its affiliates are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.


The fund has several different classes of shares, including Class A, B, C, F, 529-A, 529-B, 529-C, 529-E, 529-F, R-1, R-2, R-3, R-4 and R-5 shares. Class R shares are generally only available to employer-sponsored retirement plans. The B, C, F and 529 share classes are described in more detail in the fund's retail prospectus and retail statement of additional information. The shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Directors and set forth in the fund's rule 18f-3 Plan. Each class' shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 Plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.


The fund does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of Board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the Board could be removed by a majority vote.


The following table identifies those investors who own of record or are known by the fund to own beneficially 5% or more of any class of its shares as of the opening of business on November 1, 2003:




                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------
 FB Sales Inc Retirement Pl Trust                    Class R-1      12.72%
 1185 Washington St
 West Newton MA  02465-2184
----------------------------------------------------------------------------
 Grenier Brothers Ltd                                Class R-1       5.51%
 Profit Sharing Plan
 2 Marc Rd
 Danbury, CT  06810-8262
----------------------------------------------------------------------------
 Anthony Bosch TTEE                                  Class R-1       5.54%
 Jubilee Foods 401K
 PO Box 527
 Brandon, SD  57005-0527
----------------------------------------------------------------------------
 Circle Trust Co                                     Class R-1      20.01%
 E-Z Excavating Inc 401K PSP
 Metro Center
 1 Station Pl
 Stamford, CT  06902-6800
----------------------------------------------------------------------------
 Richard H Disque TTEE                               Class R-1      10.06%
 Richard H Disque Funeral Home PSP
 672 Memorial Hwy
 Dallas, PA  18612-1542
----------------------------------------------------------------------------
 CC Allis & Sons Inc Empl Defnd                      Class R-1      13.95%
 Ben Pen Pl
 RR 3 Box 173
 Wyalusing, PA  18853-9565
----------------------------------------------------------------------------
 Tr Philip J Stephenson                              Class R-3       8.67%
 Sampco Inc. Profit Sharing Plan
 11 South Louis Street
 Mount Prospect, IL  60056-3455
----------------------------------------------------------------------------
 Nationwide Trust Company FSB                        Class R-3      37.12%
 C/O IPO Portfolio Accounting
 PO Box 182029
 Columbus, OH  43218-2029
----------------------------------------------------------------------------
 Mid South Pulmonary Spclsts 401K                    Class R-4       8.85%
 Paul R Deaton
 TN
----------------------------------------------------------------------------
 Mid South Pulmonary Spclsts 401K                    Class R-4       6.07%
 R Neal Barnes
 TN
----------------------------------------------------------------------------
 Trustlynx & Co                                      Class R-4      45.86%
 Company # TVYEAL
 Engineering Aggregates Corp 401K
 PO Box 173736
 Denver, CO  80217-3736
----------------------------------------------------------------------------
 CGTC Agent                                          Class R-5      27.97%
 PIM 1324-00
 Capital Guardian Trust Co
 120 S State College Blvd
 Brea, CA  92821-5805
----------------------------------------------------------------------------
 CGTC Agent                                          Class R-5       5.91%
 PIM 1324-01
 Capital Guardian Trust Co
 120 S State College Blvd
 Brea, CA  92821-5805
----------------------------------------------------------------------------
 CGTC Agent                                          Class R-5       6.88%
 PIM 1368-00
 Capital Guardian Trust Co
 120 S State College Blvd
 Brea, CA  92821-5805
----------------------------------------------------------------------------
 CGTC Tr Capital Group Master                        Class R-5      34.59%
 Retirement Pl PX-2534-NAV
 C/O Capital Guardian Trust Co
 333 S Hope St Fl 49
 Los Angeles, CA  90071-1406
----------------------------------------------------------------------------



                        Capital World Bond Fund - Page 16

                        Capital World Bond Fund - Page 17

COMMITTEES OF THE BOARD OF DIRECTORS

The fund has an Audit Committee comprised of Richard G. Capen, Jr., H. Frederick Christie and Leonard R. Fuller, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The Committee provides oversight regarding the fund's accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund's principal service providers. The Committee acts as a liaison between the fund's independent auditors and the full Board of Directors. Two Audit Committee meetings were held during the 2003 fiscal year.


The fund has a Contracts Committee comprised of Richard G. Capen, Jr., H. Frederick Christie, Diane C. Creel, Martin Fenton, Leonard R. Fuller, Richard G. Newman and Frank M. Sanchez, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The Committee's function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its investment adviser or the investment adviser's affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting Agreement, Administrative Services Agreement and Plans of Distribution under rule 12b-1 of the 1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full Board of Directors on these matters. One Contracts Committee meeting was held during the 2003 fiscal year.


The fund has a Nominating Committee comprised of Richard G. Capen, Jr., H. Frederick Christie, Diane C. Creel, Martin Fenton, Leonard R. Fuller, Richard G. Newman and Frank M. Sanchez, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The Committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. The Committee also evaluates, selects and nominates independent director candidates to the full Board of Directors. While the Committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Nominating Committee of the fund, addressed to the fund's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Committee. One Nominating Committee meeting was held during the 2003 fiscal year.


INVESTMENT ADVISER - The investment adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the United States and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo) with a staff of professionals, many of whom have significant investment experience. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The investment adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The investment adviser believes that it is able to attract and retain quality personnel. The investment adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The investment adviser is responsible for managing more than $350 billion of stocks, bonds and money market instruments and serves over 11 million shareholder accounts of all types throughout the world. These investors include individuals, privately owned businesses and large

                        Capital World Bond Fund - Page 18
corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.


INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreement (the "Agreement") between the fund and the investment adviser will continue in effect until October 31, 2004, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by: (i) the Board of Directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


In determining whether to renew the Agreement each year, the Contracts Committee of the Board of Directors evaluates information provided by the investment adviser in accordance with Section 15(c) of the 1940 Act, and presents its recommendations to the full Board of Directors.


In reviewing the quality of services provided to the fund, the Committee noted that the fund's absolute and relative results were favorable during 2002 through July 31, 2003 and for the five and ten year periods ended July 31, 2003. Representatives of the investment adviser commented on the current economic climate generally, including some volatility in European markets. The Committee then considered broader issues, such as the quality and depth of the investment adviser's organization. They reviewed the qualifications of the investment professionals currently providing investment management and research services to the fund. In addition, the Committee noted the investment adviser's continuing financial strength and stability.


In reviewing the fees and expenses borne by the fund, the Committee noted total expenses as a percentage of its average net assets have declined over the past year due to waivers of investment advisory fees but were above the median of its peer group. The Committee also discussed steps taken by the investment adviser to control overall expenses during a period of market uncertainty and reviewed various scenarios involving variables in sales, redemptions, markets and expenses.


Based on their review, the Committee and the Board concluded that the advisory fees and other expenses of the fund are fair, both absolutely and in comparison with those of other funds in the industry, and that shareholders have received reasonable value in return for paying such fees and expenses.


The investment adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the fund's executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies, and postage used at the fund's offices. The fund pays all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing,

                        Capital World Bond Fund - Page 19
printing and mailing of reports, prospectuses, proxy statements, and notices to its shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's Plans of Distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to Directors unaffiliated with the investment adviser; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.


The management fee is based upon the annual rates of 0.57% of the first $1 billion of the fund's daily net assets during the month and 0.50% of such assets in excess of $1 billion.


The investment adviser has agreed that in the event the Class A expenses of the fund (with the exclusion of interest, taxes, brokerage costs, distribution expenses pursuant to a plan under rule 12b-1 and extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which the Agreement is in effect, exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any related regulations, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse the fund in the amount of such excess. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding the above limit, management fees will be reduced similarly for all classes of shares of the fund or other Class A fees will be waived in lieu of management fees.


For the fiscal years ended September 30, 2003, 2002 and 2001, the investment adviser received from the fund advisory fees of $5,120,000, $2,469,000 and $2,605,000, respectively. Capital Research and Management Company voluntarily reduced fees for investment advisory services to the rates provided by the amended agreement. As a result, for the year ended September 30, 2003, the fee shown on the accompanying financial statements of $5,120,000, which was equivalent to an annualized rate of 0.618%, was voluntarily reduced by $400,000 to $4,720,000, or 0.570% of average daily net assets.


ADMINISTRATIVE SERVICES AGREEMENT - The Administrative Services Agreement (the "Administrative Agreement") between the fund and the investment adviser relating to the fund's R share classes will continue in effect until October 31, 2004, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of Directors who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Administrative Agreement provides that the fund may terminate the agreement at any time by vote of a majority of Directors who are not interested persons of the fund. The investment adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


Under the Administrative Agreement, the investment adviser provides certain transfer agent and administrative services for shareholders of the fund's R share classes. The investment adviser contracts with third parties, including American Funds Service Company, the fund's Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting and shareholder and fund communications. In addition, the investment adviser monitors, coordinates and oversees the

                        Capital World Bond Fund - Page 20
activities performed by third parties providing such services. During the start-up period for Class R-1, R-2, R-3 and R-4 shares, the investment adviser agreed to pay a portion of these fees. For the year ended September 30, 2003, the total fees paid by the investment adviser were $14,000.


As compensation for its services, the investment adviser receives transfer agent fees for transfer agent services provided to the fund's applicable share classes. Transfer agent fees are paid monthly according to a fee schedule contained in a Shareholder Services Agreement between the fund and American Funds Service Company. The investment adviser also receives an administrative services fee for administrative services provided to the fund's applicable share classes. Administrative services fees are paid monthly, accrued daily and calculated at the annual rate of 0.15% of the average daily net assets for each R share class except Class R-5 shares. For Class R-5 shares, the administrative fee is paid monthly, accrued daily and calculated at the annual rate of 0.10% of the average daily net assets of Class R-5 shares.


During the 2003 fiscal period, administrative services fees, gross of any payments made by the investment adviser, were:

                                                        ADMINISTRATIVE SERVICES FEE
-----------------------------------------------------------------------------------------
                   CLASS R-1                                      $ 2,000
-----------------------------------------------------------------------------------------
                   CLASS R-2                                       16,000
-----------------------------------------------------------------------------------------
                   CLASS R-3                                        3,000
-----------------------------------------------------------------------------------------
                   CLASS R-4                                        1,000
-----------------------------------------------------------------------------------------
                   CLASS R-5                                       19,000
-----------------------------------------------------------------------------------------


PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION - American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 135 South State College Boulevard, Brea, CA 92821; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.


The Principal Underwriter receives revenues from sales of the fund's shares. For Class A shares, the Principal Underwriter receives commission revenue consisting of that portion of the Class A sales charge remaining after the allowances by the Principal Underwriter to investment dealers. For Class R-1, R-2, R-3 and R-4 shares, the fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell the shares.

                        Capital World Bond Fund - Page 21

Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

                                                                COMMISSIONS,        ALLOWANCE OR
                                                                   REVENUE          COMPENSATION
                                              FISCAL YEAR     OR FEES RETAINED       TO DEALERS
----------------------------------------------------------------------------------------------------
                 CLASS A                         2003             $857,000           $3,293,000
                                                 2002              232,000              894,000
                                                 2001              134,000              505,000
----------------------------------------------------------------------------------------------------


The fund has adopted Plans of Distribution (the "Plans") pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Board of Directors and separately by a majority of the Directors who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. Potential benefits of the Plans to the fund include: quality shareholder services; savings to the fund in transfer agency costs; savings to the fund in advisory fees and other expenses; benefits to the investment process from growth or stability of assets; and maintenance of a financially healthy management organization. The selection and nomination of Directors who are not "interested persons" of the fund are committed to the discretion of the Directors who are not "interested persons" during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Board of Directors.


Under the Plans, the fund may annually expend the following amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund's Board of Directors has approved the category of expenses for which payment is being made: (i) for Class A shares, up to 0.30% of the average daily net assets attributable to Class A shares; (ii) for Class R-1 shares, 1.00% of the average daily net assets attributable to Class R-1 shares; (iii) for Class R-2 shares, up to 1.00% of the average daily net assets attributable to Class R-2 shares; (iv) for Class R-3 shares, up to 0.75% of the average daily net assets attributable to Class R-3 shares; and (v) for Class R-4 shares, up to 0.50% of its average daily net assets attributable to Class R-4 shares. The fund has not adopted a Plan for Class R-5 shares; accordingly, no 12b-1 fees are paid from Class R-5 share assets.


For Class A shares: (i) up to 0.25% is reimbursed to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) up to the amount allowable under the fund's Class A 12b-1 limit is reimbursed to the Principal Underwriter for paying distribution-related expenses, including for Class A shares dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and retirement plans, endowments and foundations with $50 million or more in assets) ("no load purchases"). Commissions on no load purchases of Class A shares, in excess of the Class A Plan limitations not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable

                        Capital World Bond Fund - Page 22
for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters these commissions are not recoverable.


For Class R-1 shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.


For Class R-2 shares: currently (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.50% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class R-3 shares: currently (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.25% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class R-4 shares, currently 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers or advisers.


During the 2003 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:


                                                         12B-1 LIABILITY
                               12B-1 EXPENSES              OUTSTANDING
------------------------------------------------------------------------------
        CLASS A                  $1,706,000                  $118,000
------------------------------------------------------------------------------
       CLASS R-1                      4,000                     1,000
------------------------------------------------------------------------------
       CLASS R-2                      8,000                     2,000
------------------------------------------------------------------------------
       CLASS R-3                      3,000                     1,000
------------------------------------------------------------------------------
       CLASS R-4                         65                        27
------------------------------------------------------------------------------



OTHER COMPENSATION TO DEALERS - The Principal Underwriter, at its expense (from a designated percentage of its income), currently provides additional compensation to dealers. Currently, these payments are limited to the top 100 dealers who have sold shares of the fund or other American Funds. These payments are based principally on a pro rata share of a qualifying dealer's sales. The Principal Underwriter will, on an annual basis, determine the advisability of continuing these payments.

                            TAXES AND DISTRIBUTIONS

FUND TAXATION - The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net

                        Capital World Bond Fund - Page 23
realized capital gains in the manner required under the Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances, the fund may determine that it is in the interest of shareholders to distribute less than that amount.


To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), or two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses.


Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and
(iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is in the interest of shareholders to distribute a lesser amount.


DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS - Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class. Dividends and capital gains distributed by the fund to a retirement plan currently are not taxable.


     DIVIDENDS - The fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term gains over net realized long-term capital losses. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses.

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the fund accrues receivables or liabilities denominated in a foreign currency and the time the fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt

                        Capital World Bond Fund - Page 24
     securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income.


     If the fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.


     To avoid such tax and interest, the fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.


     Dividends from domestic corporations are expected to comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund may be eligible for the deduction for dividends received by corporations. Corporate shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent that either the fund shares, or the underlying shares of stock held by the fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law and is eliminated if the shares are deemed to have been held by the shareholder or the fund, as the case may be, for less than 46 days during the 90-day period beginning on the date which is 45 days before the date on which the shares become ex-dividend. Capital gain distributions are not eligible for the dividends-received deduction.


     A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the fund which must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.

                        Capital World Bond Fund - Page 25

     In addition, some of the bonds may be purchased by the fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having a market discount may be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond or a fund may elect to include the market discount in income in tax years to which it is attributable. Generally, accrued market discount may be figured under either the ratable accrual method or constant interest method. If the fund has paid a premium over the face amount of a bond, the fund has the option of either amortizing the premium until bond maturity and reducing the fund's basis in the bond by the amortized amount, or not amortizing and treating the premium as part of the bond's basis. In the case of any debt security having a fixed maturity date of not more than one year from its date of issue, the gain realized on disposition generally will be treated as a short-term capital gain. In general, any gain realized on disposition of a security held less than one year is treated as a short-term capital gain.


     Dividend and interest income received by the fund from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however. Most foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.


     CAPITAL GAIN DISTRIBUTIONS - The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carry-forward of the fund.

     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders.


Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.


                     PURCHASE, EXCHANGE AND SALE OF SHARES

PURCHASES - Class A shares are generally not available for retirement plans using the PlanPremier or Recordkeeper Direct recordkeeping programs.

                        Capital World Bond Fund - Page 26

Class R shares are generally only available to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans. Class R shares are also generally only available to retirement plans where plan level or omnibus accounts (i.e., no participant accounts) are held on the books of a fund. In addition, Class R-5 shares are generally only available to retirement plans with at least $1 million or more in plan assets. Class R shares are generally not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans and CollegeAmerica accounts.


Eligible retirement plans may generally open an account and purchase Class A and R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in the fund's prospectus and statement of additional information) authorized to sell the fund's shares. Additional shares may be purchased through a plan's administrator or recordkeeper.


THE FUND AND THE PRINCIPAL UNDERWRITER RESERVE THE RIGHT TO REJECT ANY PURCHASE
 ORDER.

EXCHANGES - Shares of the fund generally may be exchanged into shares of the same class of other American Funds. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of Class A shares from the money market funds purchased without a sales charge generally will be subject to the appropriate sales charge, unless the money market fund shares were acquired by an exchange from a fund having a sales charge.


Shares may be exchanged into other American Funds by contacting your plan administrator or recordkeeper. Shares held in corporate-type retirement plans for which Capital Bank and Trust Company serves as trustee may not be exchanged by telephone, Internet, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. EXCHANGE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.


SALES - Shares of the fund may be sold by contacting your plan administrator or recordkeeper. Shares are sold at the net asset value next determined after the request is received in good order by the Transfer Agent, dealer or any of their designees.


Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.


If you notify the Transfer Agent, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in any of the American Funds within 90 days after the date of the redemption or distribution. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in the money market funds that are reinvested in non-money market funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after the request is received and accepted by the Transfer Agent.

                        Capital World Bond Fund - Page 27

FUND NUMBERS - Here are the fund numbers for use when making share transactions:

                                                                                              FUND NUMBERS
                                                                                ------------------------------------------
                                                                                CLASS  CLASS  CLASS  CLASS  CLASS   CLASS
FUND                                                                              A     R-1    R-2    R-3    R-4     R-5
--------------------------------------------------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    002   2102   2202   2302   2402    2502
American Balanced Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . .    011   2111   2211   2311   2411    2511
American Mutual Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . .    003   2103   2203   2303   2403    2503
Capital Income Builder/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . .    012   2112   2212   2312   2412    2512
Capital World Growth and Income Fund/SM/  . . . . . . . . . . . . . . . . . .    033   2133   2233   2333   2433    2533
EuroPacific Growth Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . .    016   2116   2216   2316   2416    2516
Fundamental Investors/SM/ . . . . . . . . . . . . . . . . . . . . . . . . . .    010   2110   2210   2310   2410    2510
The Growth Fund of America/(R)/ . . . . . . . . . . . . . . . . . . . . . . .    005   2105   2205   2305   2405    2505
The Income Fund of America/(R)/ . . . . . . . . . . . . . . . . . . . . . . .    006   2106   2206   2306   2406    2506
The Investment Company of America/(R)/  . . . . . . . . . . . . . . . . . . .    004   2104   2204   2304   2404    2504
The New Economy Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . .    014   2114   2214   2314   2414    2514
New Perspective Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . .    007   2107   2207   2307   2407    2507
New World Fund/SM/  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    036   2136   2236   2336   2436    2536
SMALLCAP World Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . . . .    035   2135   2235   2335   2435    2535
Washington Mutual Investors Fund/SM/  . . . . . . . . . . . . . . . . . . . .    001   2101   2201   2301   2401    2501
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/ . . . . . . . . . . . . . . . .    040    N/A    N/A    N/A    N/A    2540
American High-Income Trust/SM/  . . . . . . . . . . . . . . . . . . . . . . .    021   2121   2221   2321   2421    2521
The Bond Fund of America/SM/  . . . . . . . . . . . . . . . . . . . . . . . .    008   2108   2208   2308   2408    2508
Capital World Bond Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . .    031   2131   2231   2331   2431    2531
Intermediate Bond Fund of America/SM/ . . . . . . . . . . . . . . . . . . . .    023   2123   2223   2323   2423    2523
Limited Term Tax-Exempt Bond Fund of America/SM/  . . . . . . . . . . . . . .    043    N/A    N/A    N/A    N/A    2543
The Tax-Exempt Bond Fund of America/(R)/  . . . . . . . . . . . . . . . . . .    019    N/A    N/A    N/A    N/A    2519
The Tax-Exempt Fund of California/(R)/* . . . . . . . . . . . . . . . . . . .    020    N/A    N/A    N/A    N/A    2520
The Tax-Exempt Fund of Maryland/(R)/* . . . . . . . . . . . . . . . . . . . .    024    N/A    N/A    N/A    N/A    2524
The Tax-Exempt Fund of Virginia/(R)/* . . . . . . . . . . . . . . . . . . . .    025    N/A    N/A    N/A    N/A    2525
U.S. Government Securities Fund/SM/ . . . . . . . . . . . . . . . . . . . . .    022   2122   2222   2322   2422    2522
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/ . . . . . . . . . . . . . . . . . .    009   2109   2209   2309   2409    2509
The Tax-Exempt Money Fund of America/SM/  . . . . . . . . . . . . . . . . . .    039    N/A    N/A    N/A    N/A    2539
The U.S. Treasury Money Fund of America/SM/ . . . . . . . . . . . . . . . . .    049   2149   2249   2349   2449    2549
___________
*Available only in certain states.


                                 SALES CHARGES

CLASS A SALES CHARGES - The sales charges you pay when purchasing Class A shares of stock, stock/bond and bond funds of the American Funds are set forth below. American Funds money market funds are offered at net asset value. (See "Fund Numbers" above for a listing of the funds.)

                        Capital World Bond Fund - Page 28

                                                                     DEALER
                                             SALES CHARGE AS       COMMISSION
                                            PERCENTAGE OF THE:    AS PERCENTAGE
                                            ------------------       OF THE
AMOUNT OF PURCHASE
AT THE OFFERING PRICE                      NET AMOUNT  OFFERING     OFFERING
                                           -INVESTED-   PRICE         PRICE
------------------------------------------- --------    -----         -----
STOCK AND STOCK/BOND FUNDS
Less than $25,000 . . . . . . . . .          6.10%      5.75%         5.00%
$25,000 but less than $50,000 . . .          5.26       5.00          4.25
$50,000 but less than $100,000. .            4.71       4.50          3.75
BOND FUNDS
Less than $100,000 . . . . . . . .           3.90       3.75          3.00
STOCK, STOCK/BOND, AND BOND FUNDS
$100,000 but less than $250,000 .            3.63       3.50          2.75
$250,000 but less than $500,000 .            2.56       2.50          2.00
$500,000 but less than $750,000 .            2.04       2.00          1.60
$750,000 but less than $1 million            1.52       1.50          1.20
$1 million or more . . . . . . . .           none       none      see below
--------------------------------------------------------------------------------


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES - Investments of $1 million or more are sold with no initial sales charge.


The following investments are not subject to any initial sales charge if American Funds Service Company is notified:


     .investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before March 15, 2001; and

     .Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds (see "Individual Retirement Account (IRA) Rollovers" below).

A dealer concession of up to 1% may be paid by the fund under its Class A plan of distribution on investments made with no initial sales charge.


     EMPLOYER-SPONSORED RETIREMENT PLANS

     ON OR BEFORE MARCH 31, 2004:

     An employer-sponsored retirement plan (including certain 403(b) plans) may invest in Class A shares without any initial or contingent deferred sales charge if the plan invests $1 million or more, or if American Funds Service Company is notified that the plan has 100 or more eligible employees or has $50 million or more in assets. Plans investing in this manner may continue to purchase Class A shares without any initial sales charge after March 31, 2004.

                        Capital World Bond Fund - Page 29

     403(b) plans may be treated as employer-sponsored plans for sales charge purposes if: (i) the American Funds are principal investment options; (ii) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working hours; and (iii) there is only one dealer firm assigned to the plans.

     AFTER MARCH 31, 2004:

     . Employer-sponsored retirement plans not yet invested in Class A shares and wishing to invest without a sales charge will no longer be eligible to purchase Class A shares. Such plans may invest only in Class R shares.

     . Provided that the plan's recordkeeper can properly apply a sales charge on the plan's investments, an employer-sponsored retirement plan not yet invested in Class A shares and wishing to invest less than $1 million may invest in Class A shares, but the purchase of these shares will be subject to the applicable sales charge, regardless of whether the plan has 100 or more eligible employees or whether it has $50 million or more in assets. An employer-sponsored retirement plan that purchases Class A shares with a sales charge will be eligible to purchase additional Class A shares in accordance with the sales charge table above. If the recordkeeper cannot properly apply a sales charge on the plan's investments, then the plan may invest only in Class R shares.

     . Employer-sponsored retirement plans not yet invested in Class A shares will no longer be eligible to establish a statement of intention of $1 million or more. More information about statements of intention can be found under "Sales charge reductions."

In addition, Class A shares of the American Funds stock, stock/bond and bond funds may be sold at net asset value to:


(1) current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

(2) current registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers) and plans for such persons or the dealers;

(3) current registered investment advisers registered with the Principal Underwriter and assistants directly employed by such registered investment advisers, retired registered investment advisers with respect to accounts established while active, or full-time employees of registered investment advisers registered with the Principal Underwriter (and their spouses, parents and children), and plans for such persons;

(4) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

                        Capital World Bond Fund - Page 30

(5)  insurance company separate accounts;

(6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

(7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation;

(8) an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, as determined by a Vice President or more senior officer of the Capital Research and Management Company Fund Administration Unit; and

(9) wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

DEALER COMMISSIONS AND COMPENSATION - For Class A shares, commissions (up to 1%) are paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored defined contribution-type plan investing $1 million or more or with 100 or more eligible employees, IRA rollover accounts of $1 million or more (as described in "Individual Retirement Account (IRA) Rollovers" below), and for purchases made at net asset value by certain retirement plans with assets of $50 million or more. Commissions on investments in Class A shares are paid at the following rates: 1.00% on amounts to $4 million, 0.50% on amounts over $4 million to $10 million, and 0.25% on amounts over $10 million. Commissions are based on cumulative investments and are not annually reset.


For Class R-1 shares, annual asset-based compensation of 1.00% is paid by the Principal Underwriter to dealers who sell Class R-1 shares.


For Class R-2 shares, annual asset-based compensation of 0.75% is paid by the Principal Underwriter to dealers who sell Class R-2 shares.


For Class R-3 shares, annual asset-based compensation of 0.50% is paid by the Principal Underwriter to dealers who sell Class R-3 shares.


For Class R-4 shares, annual asset-based compensation of 0.25% is paid by the Principal Underwriter to dealers who sell Class R-4 shares.


No dealer compensation is paid on sales of Class R-5 shares. The fund has not adopted a plan for Class R-5 shares; accordingly no 12b-1 fee is paid from Class R-5 assets.


                        CLASS A SALES CHARGE REDUCTIONS

REDUCING YOUR CLASS A SALES CHARGE - You must let your investment dealer or American Funds Service Company (the "Transfer Agent") know at the time you purchase shares if you qualify for a reduction in your sales charge using one or any combination of the methods described below.

                        Capital World Bond Fund - Page 31

     STATEMENT OF INTENTION - You may enter into a non-binding commitment to purchase shares of the American Funds over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include future appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $25,000 or more for equity funds and $100,000 or more for bond funds made within a 13-month period subject to a statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount. After March 31, 2004, employer-sponsored retirement plans not yet invested in Class A shares will no longer be eligible to establish a statement of intention of $1 million or more.

     When a shareholder elects to use a Statement in order to qualify for a reduced sales charge on purchases of the American Funds, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. The dealer assigned to the account at the end of the period will receive an appropriate commission adjustment. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding.

     The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged. Accordingly, upon your request, the sales charge paid on investments made 90 days prior to the Statement revision will be adjusted to reflect the revised Statement.

     Existing holdings eligible for rights of accumulation (see below), including holdings in Endowments (shares of which may be owned only by tax-exempt organizations) may be credited toward satisfying the Statement.

     During the Statement period, reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement. The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: the total monthly investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On

                        Capital World Bond Fund - Page 32
     the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the 13-month period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

     AGGREGATION - Sales charge discounts are available for certain aggregated investments. Individual purchases by a trustee(s) or other fiduciary(ies) may be aggregated if the investments are:

     .for a fiduciary account, including employee benefit plans other than individual-type employee benefit plans, such as an IRA, 403(b) plan (except as described below), or single-participant Keogh-type plan;

     .made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding individual-type employee benefit plans described above; or

     .for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan (see "Class A Purchases Not Subject to Sales Charges" above), or made for two or more 403(b) plans that are treated as employer-sponsored plans of a single employer or affiliated employers as defined in the 1940 Act.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES - You may combine purchases of all classes of shares of two or more funds in the American Funds, as well as individual holdings in Endowments. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of the money market funds are excluded.

     RIGHTS OF ACCUMULATION - Subject to the limitations described in the aggregation policy, you may take into account the current value of your existing holdings in all share classes of the American Funds, as well as your holdings in Endowments, to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. When determining your sales charge, you may also take into account the current value of your investment in American Legacy Retirement Investment Plan. Direct purchases of American Funds money market funds are excluded.

                 INDIVIDUAL RETIREMENT ACCOUNT (IRA) ROLLOVERS

Assets from a retirement plan (plan assets) may be invested in any class of shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the applicable fund's current prospectus and statement of additional information.

                        Capital World Bond Fund - Page 33

An IRA rollover involving plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, may be invested in: (i) Class A shares at net asset value; (ii) Class A shares subject to the applicable initial sales charge; (iii) Class B shares; (iv) Class C shares; or (v) Class F shares. Plan assets invested in Class A shares with a sales charge, or B, C or F shares are subject to the terms and conditions contained in the fund's current prospectus and statement of additional information. Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.


Plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees (i.e., shares do not have to age). Dealer commissions will be paid only on IRA rollovers of $1 million or more according to the schedule applicable to Class A share investments of $1 million or more (see "Dealer Commissions and Compensation" above). No dealer commissions will be paid on rollovers to American Funds money market funds.


IRA rollovers that do not indicate in which share class plan assets should be invested and that do not have an adviser associated with the account will be invested in Class F shares. Additional plan assets may be rolled into the account holding F shares; however, subsequent contributions cannot be invested in F shares.

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the fund or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.


Orders received by the investment dealer or authorized designee, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.


Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).

                        Capital World Bond Fund - Page 34

All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset values per share for each share class are determined, as follows:


1. Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.


Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.


Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the fund's Board. Subject to Board oversight, the fund's Board has delegated the obligation to make fair valuation determinations to a Valuation Committee established by the fund's investment adviser. The Board receives regular reports describing fair-valued securities and the valuation methods used.


The Valuation Committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations are valued in good faith by the Valuation Committee based upon what the fund might reasonably expect to receive upon their current sale. The Valuation Committee considers all indications of value available to it in determining the "fair value" to be assigned to a particular security, including, without limitation, the type of security, the existence of contractual or legal restrictions on resale, relevant financial or business developments affecting the issuer or its business prospects, similar or related securities that are more actively traded, and changes in overall market conditions. The Valuation Committee employs additional fair value procedures to address issues related to investing substantial portions of applicable fund portfolios outside the United States. Securities owned by these funds trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before these funds' net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets);


2. Each class of shares represents interests in the same portfolio of investments and is otherwise identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges.

                        Capital World Bond Fund - Page 35

Expenses attributable to the fund, but not to a particular class of shares, are borne by each class on the basis of the relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to the respective share classes; and

3. Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearer cent, is the net asset value per share for that share class.

Any purchase order may be rejected by the Principal Underwriter or by the fund. The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 4.5% of the outstanding shares of the fund without the consent of a majority of the fund's Board.


                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, and purchases through certain retirement plans, will be confirmed at least quarterly.


REDEMPTION OF SHARES - The fund's Articles of Incorporation permit the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Directors of the fund may from time to time adopt.


While payment of redemptions normally will be in cash, the fund's Articles of Incorporation permit payment of the redemption price wholly or partly in securities or other property included in the assets belonging to the fund when in the opinion of the fund's Board of Directors, which shall be conclusive, conditions exist which make payment wholly in cash unwise or undesirable.


SHARE CERTIFICATES - Shares are credited to your account and certificates are not issued unless you request them by writing to the Transfer Agent. Certificates are not available for the R share classes.


                      EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders for the fund's portfolio securities transactions. The investment adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and quality of executions. When, in the opinion of the investment adviser, two or more brokers (either directly or through their correspondent clearing agents) are in a position to obtain the best price and execution, preference may be given to brokers who have sold shares of the fund, as well as shares of other American Funds, or who have provided investment research, statistical, or other related services to the investment adviser. Brokerage allocation on this basis need not be proportional to the broker's sales of the fund's shares, or to the value of the research, statistical and other services used by the investment adviser for the benefit of the fund. The fund does not consider the investment adviser as having an obligation to

                        Capital World Bond Fund - Page 36
obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.


Portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the investment adviser, or for trusts or other accounts served by affiliated companies of the investment adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the fund, they are effected only when the investment adviser believes that to do so is in the interest of the fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The fund will not pay a mark-up for research in principal transactions.


Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, if applicable, for the fiscal years ended September 30, 2003, 2002 and 2001, amounted to $613,000, $433,000 and $287,000, respectively. The volume of trading activity increased during the year, resulting in an increase in brokerage commissions paid on portfolio transactions.


                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, as Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to sub-custodial arrangements in non-U.S. banks or non-U.S. branches of U.S. banks.


TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee of $888,000 for Class A shares for the 2003 fiscal year.


INDEPENDENT AUDITORS - Deloitte & Touche LLP, Two California Plaza, 350 South Grand Avenue, Suite 200, Los Angeles, CA 90071, serves as the fund's independent auditors, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of Deloitte & Touche LLP, independent auditors, given on the authority of said firm as experts in accounting and auditing. The selection of the fund's independent auditors is reviewed and determined annually by the Board of Directors.


INDEPENDENT LEGAL COUNSEL - Paul, Hastings, Janofsky & Walker LLP, 515 South Flower Street, Los Angeles, CA 90071, currently serves as counsel for the fund, and for Directors who are not interested persons (as defined by the 1940 Act) of the fund in their capacities as such. Certain legal matters in connection with the capital shares offered by the prospectus have been passed upon for the fund by Paul, Hastings, Janofsky & Walker LLP. Counsel does not currently provide legal services to the fund's investment adviser or any of its affiliated companies. A determination with respect to the independence of the fund's "independent legal counsel" will be made at least annually by the independent Directors of the fund, as prescribed by the 1940 Act and the rules thereunder.


                        Capital World Bond Fund - Page 37

PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS - The fund's fiscal year ends on September 30. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent auditors, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.


PERSONAL INVESTING POLICY - The fund and Capital Research and Management Company and its affiliated companies, including the fund's principal underwriter, have adopted codes of ethics which allow for personal investments, including securities in which the fund may invest from time to time. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


PROXY VOTING PROCEDURES AND GUIDELINES - The investment adviser has adopted Proxy Voting Guidelines (the "Guidelines") with respect to voting proxies of securities held by the American Funds, Endowments and American Funds Insurance Series. Certain funds have established separate proxy committees that vote proxies or delegate to a voting officer the authority to vote on behalf of those funds. Proxies for all other funds are voted by an investment committee of the investment adviser under authority delegated by the funds' Boards. Therefore, if more than one fund invests in the same company, certain funds may vote differently on the same proposal.


All U.S. proxies are voted. Non-U.S. proxies also are voted, provided there is sufficient time and information available. After a proxy is received, the investment adviser prepares a summary of the proposals in the proxy. A discussion of any potential conflicts of interest is also included in the summary. After reviewing the summary, one or more research analysts familiar with the company and industry make a voting recommendation on the proxy proposals. A second recommendation is made by a proxy coordinator (a senior investment professional) based on the individual's knowledge of the Guidelines and familiarity with proxy-related issues. The proxy summary and voting recommendations are then sent to the appropriate proxy voting committee for the final voting decision.


The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a director of one or more American Funds is also a director of a company whose proxy is being voted. In such instances, proxy committee members are alerted to the potential conflict. The proxy committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.


The Guidelines, which have been in effect for many years, provide an important framework for analysis and decision-making by all funds; however, they are not exhaustive and do not address all potential issues. The Guidelines provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy

                        Capital World Bond Fund - Page 38
received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds' understanding of the company's business, its management and its relationship with shareholders over time.


Beginning August 31, 2004 (and each August 31 thereafter) each fund will be required to file Form N-PX containing its complete voting record for the 12 months ended the preceding June 30. Once filed, the most recent Form N-PX will be available (i) without charge, upon request, by calling American Funds Service Company at 800/421-0180, and (ii) on the SEC's website at www.sec.gov.


The following summary sets forth the general positions of the American Funds, Endowments, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Guidelines is available upon request, free of charge, by calling American Funds Service Company at 800/421-0180 or visiting the American Funds website at americanfunds.com.


     DIRECTOR MATTERS - The election of a company's slate of nominees for director is generally supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the Chairman and CEO positions may also be supported. Typically, proposals to declassify the board (elect all directors annually) are supported based on the belief that this increases the directors' sense of accountability to shareholders.

     SHAREHOLDER RIGHTS - Proposals to repeal an existing poison pill, to provide for confidential voting and to provide for cumulative voting are usually supported. Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder's right to call a special meeting are not typically supported.

     COMPENSATION AND BENEFIT PLANS - Option plans are complicated and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

     ROUTINE MATTERS - The ratification of auditors, procedural matters relating to the annual meeting, and changes to company name are examples of items considered routine. Such items are generally voted in favor of management's recommendations unless circumstances indicate otherwise.

OTHER INFORMATION - The financial statements including the investment portfolio and the report of Independent Auditors contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:

                        Capital World Bond Fund - Page 39

             DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND

  MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES - SEPTEMBER 30, 2003

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $18.37
Maximum offering price per share
  (100/96.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $19.09


            CLASS A SHARE INVESTMENT RESULTS AND RELATED STATISTICS

The fund's yield was 3.81% based on a 30-day (or one month) period ended September 30, 2003, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula as required by the Securities and Exchange Commission:


     YIELD = 2[((a-b)/cd + 1)/6/ -1]

     Where:  a   = dividends and interest earned during the period.

             b   = expenses accrued for the period (net of reimbursements).

             c   = the average daily number of shares outstanding during the period that were entitled to receive dividends.

             d   = the maximum offering price per share on the last day of the period.

The fund's one-year total return and five- and ten-year average annual total returns at the maximum offering price for the periods ended September 30, 2003 were 16.77%, 5.29% and 6.16%, respectively. The fund's one-year total return and five- and ten-year average annual total returns at net asset value for the periods ended September 30, 2003 were 21.34%, 6.10% and 6.56%, respectively.


The average total return ("T") is computed by equating the value at the end of the period ("ERV") with a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange Commission: P(1+T)/n/ = ERV.


In calculating average annual total return at the maximum offering price, the fund assumes: (1) deduction of the maximum sales charge of 3.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. In addition, the fund will provide lifetime average total return figures. From time to time, the fund may calculate investment results for Class B, C, F, 529 and R shares.


The fund may also, at times, calculate total return based on net asset value per share (rather than the offering price), in which case the figure would not reflect the effect of any sales charges which would have been paid if shares were purchased during the period reflected in the computation. Consequently, total return calculated in this manner will be higher. These total

                        Capital World Bond Fund - Page 40
returns may be calculated over periods in addition to those described above. Total return for the unmanaged indexes will be calculated assuming reinvestment of dividends and interest, but will not reflect any deductions for advisory fees, brokerage costs or administrative expenses.


The fund may include information on its investment results and/or comparisons of its investment results to various unmanaged indexes (such as the Dow Jones Average of 30 Industrial Stocks and the Standard and Poor's 500 Composite Stock Index) or results of other mutual funds or investment or savings vehicles in advertisements or in reports furnished to present or prospective shareholders. The fund may also, from time to time, combine its results with those of other American Funds for purposes of illustrating investment strategies involving multiple funds.


The fund may refer to results and surveys compiled by organizations such as CDA/ Wiesenberger, Ibbotson Associates, Lipper Analytical Services, Morningstar, Inc., and by the U.S. Department of Commerce. Additionally, the fund may refer to results published in various newspapers and periodicals, including Barron's,
                                                                      --------
Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance Magazine,
------  -------  ----------------------  -------------------------------------
Money, U.S. News and World Report and The Wall Street Journal.
-----  --------------------------     -----------------------


The fund may illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans.


The fund may compare its investment results with the Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g. food, clothing, fuels, transportation, and other goods and services that people buy for day-to-day living).


In addition, investments in certain currency contracts may affect the fund's distribution rate. The Internal Revenue Service requires funds to recognize as ordinary income certain realized currency gains on non-U.S. currency transactions and to distribute such amounts as dividends to shareholders. Conversely, realized currency losses must be recognized as ordinary losses and reflected by reductions in dividends. Because such adjustments affect a fund's distribution rate calculations, a fund's distribution rate may be greater (if there is a net currency gain) or lesser (if there is a net currency loss) than its SEC yield. In addition, because of special tax treatment, certain other transactions may result in differences between the SEC yield and distribution rate. For example, unrealized gains on certain open forward currency contracts are required to be recognized as income and distributed as dividends (and are therefore included in the distribution rate but are not included in the SEC yield).

                        Capital World Bond Fund - Page 41

                                    APPENDIX

The following descriptions of debt security ratings are based on information provided by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("Standard & Poor's").


                          DESCRIPTION OF BOND RATINGS

MOODY'S
LONG-TERM RATING DEFINITIONS

Aaa
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.


Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.


A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.


Baa
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.


Ba
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.


B
Obligations rated B are considered speculative and are subject to high credit risk.


Caa
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.


Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.


C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.


NOTE: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                        Capital World Bond Fund - Page 42

STANDARD & POOR'S

LONG-TERM ISSUE CREDIT RATINGS

AAA

An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.


AA

An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.


A

An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.


BBB

An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


BB, B, CCC, CC, AND C
Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.


BB

An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.


B

An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.


CCC

An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.


CC

An obligation rated CC is currently highly vulnerable to nonpayment.

                        Capital World Bond Fund - Page 43

C

The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.


D

An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


PLUS (+) OR MINUS (-)
The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                        Capital World Bond Fund - Page 44

INVESTMENT PORTFOLIO
September 30, 2003


                                                                                         Principal         Market
                                                                                        amount (000)        value
Bonds and notes                                                                           or shares         (000)

Euros  -  42.75%
German Government:
 7.50% 2004                                                                        Euro          45      US$    55
 6.50% 2005                                                                                   6,800          8,573
 6.875% 2005                                                                                  2,604          3,256
 4.50% 2006                                                                                   2,065          2,537
 6.00% 2006                                                                                     500            628
 6.00% 2007                                                                                     600            775
 5.25% 2008                                                                                  21,901         27,752
 3.75% 2009                                                                                  13,000         15,531
 5.375% 2010                                                                                 12,150         15,651
 5.25% 2011                                                                                  23,435         30,076
 5.00% 2012                                                                                   5,700          7,189
 6.25% 2024                                                                                   5,000          7,008
 6.25% 2030                                                                                  10,900         15,440
French Government:
 OAT 5.50% 2007                                                                               3,000          3,818
 OAT 5.25% 2008                                                                               3,489          4,435
 OAT 3.00% 2009 (1)                                                                             836            984
 OAT 4.00% 2009                                                                              35,765         43,189
 OAT Strip Principal 0% 2011                                                                  6,150          5,413
 OAT 5.00% 2011                                                                              14,820         18,693
 OAT Strip Principal 0% 2019                                                                 19,200         10,609
 OAT 5.50% 2029                                                                               2,000          2,563
Netherlands Government:
 5.25% 2008                                                                                   5,750          7,320
 3.75% 2009                                                                                   8,295          9,857
 5.50% 2010                                                                                   6,000          7,791
 5.00% 2012                                                                                   8,235         10,372
 7.50% 2023                                                                                   1,500          2,382
 5.50% 2028                                                                                   3,310          4,249
Spanish Government:
 6.00% 2008                                                                                   8,840         11,539
 5.40% 2011                                                                                   5,750          7,440
 6.15% 2013                                                                                  10,088         13,768
Greece (Republic of):
 8.90% 2004                                                                                   1,761          2,119
 8.80% 2007                                                                                   5,047          7,108
 8.60% 2008                                                                                   3,786          5,412
 7.50% 2013                                                                                   2,386          3,531
Finland (Republic of) 5.75% 2011                                                             11,735         15,485
Bayer Hypo-Vereinsbank 6.00% 2014                                                             3,900          4,749
HVB Funding Trust VIII 7.055% (undated)                                                       3,150          3,722
Bayerische Vereinsbank, Series 678, 5.50% 2008                                                1,250          1,590
Bulgaria (Republic of) 7.50% 2013                                                             5,788          7,474
Belgium (Kingdom of) 3.75% 2009                                                               6,250          7,436
Deutsche Telekom International Finance BV: (2)
 7.50% 2007                                                                                     250            329
 7.125% 2011                                                                                  1,750          2,335
 8.125% 2012                                                                                  2,845          4,086
Romania (Republic of):
 10.625% 2008                                                                                 3,565          5,053
 8.50% 2012                                                                                     735            996
National Westminster Bank PLC 6.625% (undated) (2)                                            4,200          5,515
Royal Bank of Scotland PLC 4.875% 2009                                                          250            307
France Telecom:
 8.25% 2008 (2)                                                                               3,030          4,047
 7.00% 2009                                                                                     900          1,206
NGG Finance PLC 6.125% 2011                                                                   3,440          4,398
Skandinaviska Enskilda Banken AB 5.625% 2012 (2)                                              3,400          4,238
HSBC Capital Funding LP 8.03% noncumulative preferred (undated) (2)                           1,900          2,730
Household Finance Corp. 5.125% 2009                                                           1,000          1,235
Veolia Environnement 4.875% 2013                                                              3,300          3,817
Rheinische Hypothekenbank Eurobond 4.25% 2008                                                 3,000          3,647
RWE Finance BV:
 5.50% 2007                                                                                   2,000          2,519
 6.125% 2012                                                                                    250            328
MBNA Europe Funding PLC 6.50% 2007                                                            2,200          2,801
Commerzbank AG, Series 360, 6.125% 2011                                                       2,200          2,772
E.ON International Finance BV 5.75% 2009                                                      2,000          2,566
BNP Paribas:
 5.25% 2012                                                                                   1,800          2,221
 5.25% 2014 (2)                                                                                 250            310
Prudential PLC 5.75% 2021                                                                     2,010          2,460
Bank of America Corp. 3.625% 2008                                                             1,850          2,172
mmO2 6.375% 2007                                                                              1,645          2,077
Ireland (Republic of) Eurobond 5.00% 2013                                                     1,630          2,052
Societe Generale 5.625% 2012                                                                  1,540          1,956
PTC International Finance II SA 11.25% 2009                                                   1,250          1,604
United Mexican States Government Eurobonds, Global 7.50% 2010                                 1,200          1,585
International Paper Co. 5.375% 2006                                                           1,135          1,393
ING Bank NV 5.50% 2012                                                                        1,100          1,393
Corporacion Andina de Fomento 4.75% 2004                                                      1,000          1,174
Antenna TV SA 9.75% 2008                                                                      1,000          1,129
HBOS PLC 6.05% (undated) (2)                                                                    880          1,123
Svenska Handelsbanken AB 5.50% 2011 (2)                                                         900          1,111
Munich Re Finance BV 6.75% 2023                                                                 850          1,076
Telefonica Europe BV 5.125% 2013                                                                885          1,075
Ford Motor Credit Co. 6.75% 2008                                                                800            990
UPM-Kymmene Corp. 6.125% 2012                                                                   770            979
Philip Morris Finance (Cayman Islands) Ltd. 5.625% 2008                                         525            621
UniCredito Italiano SpA 5.00% 2011 (2)                                                          455            558
Landesbank Hessen-Thueringen 5.50% 2015                                                         440            556
Governor and Company of the Bank of Ireland 6.45% 2010                                          415            551
Standard Chartered Bank 5.375% 2009                                                             400            496
AT&T Corp. 6.50% 2006 (2) (3)                                                                   250            315
                                                                                                           443,421

Japanese yen  -  6.42%
Japanese Government:
 0.40% 2006                                                                       Yen       150,000          1,348
 0.90% 2008                                                                               3,225,000         29,206
 1.80% 2010                                                                               1,105,000         10,444
 0.50% 2013                                                                               1,520,000         12,581
Fannie Mae 2.125% 2007                                                                      420,000          3,981
Spain (Kingdom of) 3.10% 2006                                                               370,000          3,580
SHL 1999-1 Corp. Ltd.: (4)
 Class A-2, 0.754% 2024 (2)                                                                  91,249            819
 Class A-3, 2.09% 2024                                                                      175,478          1,601
Ontario (Province of) 1.875% 2010                                                           225,000          2,126
KfW International Finance Inc. 1.75% 2010                                                   100,000            942
                                                                                                            66,628

Hungarian forints  -  2.54%
Hungarian Government:
 8.50% 2006                                                                       HUF       830,000          3,871
 6.25% 2007                                                                               2,806,630         12,369
 Class C, 6.25% 2008                                                                        550,000          2,417
 6.75% 2013                                                                               1,700,000          7,682
                                                                                                            26,339

Swedish kronor  -  2.32%
Swedish Government:
 6.00% 2005                                                                       SKr         5,000            670
 8.00% 2007                                                                                   5,000            746
 5.00% 2009                                                                                  39,000          5,286
 5.25% 2011                                                                                  94,500         12,964
 Series 3105, 3.50% 2015 (1)                                                                  3,793            526
AB Spintab 6.00% 2009                                                                        28,000          3,899
                                                                                                            24,091

Canadian dollars  -  2.16%
Canadian Government:
 7.25% 2007                                                                       C$          7,985          6,699
 5.50% 2010                                                                                  18,200         14,540
 8.00% 2023                                                                                   1,200          1,208
                                                                                                            22,447

Danish kroner  -  1.82%
Nykredit: (4)
 6.00% 2029                                                                       DKr        11,389          1,845
 7.00% 2029                                                                                   3,388            564
 5.00% 2035                                                                                  28,813          4,348
Realkredit Danmark A/S 5.00% 2035 (4)                                                        36,379          5,542
Denmark (Kingdom of):
 7.00% 2004                                                                                   2,500            415
 5.00% 2005                                                                                  21,000          3,453
 6.00% 2009                                                                                   2,800            497
Danske Kredit: (4)
 6.00% 2029                                                                                  12,145          1,967
 7.00% 2029                                                                                   1,367            227
                                                                                                            18,858

Australian dollars  -  1.40%
Australian Government:
 6.75% 2006                                                                       A$          4,100          2,925
 10.00% 2006                                                                                    500            378
 5.75% 2011                                                                                   2,600          1,817
News America Holdings Inc. 8.625% 2014                                                        5,050          3,590
Queensland Treasury Corp., Series 2009-G, 6.00% 2009                                          4,250          2,977
New South Wales Treasury Corp.:
 7.00% 2004                                                                                     250            172
 8.00% 2008                                                                                   3,500          2,629
                                                                                                            14,488

New Zealand dollars  -  1.21%
New Zealand Government:
 6.50% 2013                                                                       NZ$         3,000          1,872
 4.50% 2016 (1)                                                                               9,514          6,127
Canadian Government 6.625% 2007                                                               7,500          4,591
                                                                                                            12,590

Norwegian kroner  -  0.83%
Norwegian Government:
 5.75% 2004                                                                       NOK         4,000            586
 6.75% 2007                                                                                  18,200          2,822
 6.00% 2011                                                                                  33,500          5,179
                                                                                                             8,587

Turkish lira  -  0.47%
Turkish Treasury Bill:
 0% 2003                                                                          TRL     5,650,050,000      3,896
 0% 2004                                                                                  1,501,000,000        957
                                                                                                             4,853

British pounds  -  0.41%
United Kingdom:
 7.25% 2007                                                                       Lira              500        924
 6.00% 2028                                                                                         350        698
ING Bank NV 7.00% 2010                                                                              700      1,298
Halifax Building Society 11.00% 2014                                                                400        968
Monumental Global Funding Ltd., Series 2001-N, 5.75% 2007                                           235        400
                                                                                                             4,288

Polish zloty  -  0.24%
Polish Government:
 8.50% 2006                                                                      PLZ              1,500        407
 8.50% 2006                                                                                       2,000        552
 6.00% 2010                                                                                       6,000      1,531
                                                                                                             2,490

Mexican pesos  -  0.00%
United Mexican States Government, Series M10, 10.50% 2011                        MXP                 11          1

U.S. dollars  -  30.73%
U.S. Treasury notes & bonds:
 1.875% 2004                                                                     US$              1,000      1,008
 5.875% 2004 (5)                                                                                  5,500      5,791
 1.125% 2005 (5)                                                                                  2,535      2,526
 6.875% 2006 (5)                                                                                    750        848
 6.125% 2007                                                                                        700        798
 6.25% 2007 (5)                                                                                      80         91
 5.625% 2008 (5)                                                                                    400        451
 5.75% 2010 (5)                                                                                   4,300      4,926
 6.50% 2010 (5)                                                                                     635        754
 3.50% 2011 (1) (5)                                                                                 951      1,075
 3.625% 2013 (5)                                                                                  3,765      3,698
 7.50% 2016 (5)                                                                                   1,000      1,306
 8.125% 2019 (5)                                                                                  4,790      6,639
 6.125% 2027 (5)                                                                                  2,050      2,375
 3.625% 2028 (1) (5)                                                                                824        990
 5.25% 2029 (5)                                                                                   6,500      6,742
Fannie Mae:
 6.00% 2008 (5)                                                                                     750        846
 6.00% 2011 (5)                                                                                   2,975      3,361
 6.00% 2013 (4) (5)                                                                               1,710      1,792
 6.00% 2015 (4) (5)                                                                               1,107      1,159
 Series 2002-W7, Class A-2, 4.80% 2022 (4) (5)                                                    1,000      1,038
 Series 2001-4, Class GA, 10.178% 2025 (2) (4)                                                       91        105
 6.25% 2029 (5)                                                                                   2,100      2,341
 3.819% 2033 (2) (4) (5)                                                                          4,000      4,031
 5.50% 2033 (4)                                                                                   5,350      5,438
Russian Federation 5.00% 2030 (2)                                                                18,000     17,123
Brazil (Federal Republic of):
 10.00% 2007                                                                                        500        537
 10.25% 2013                                                                                      1,000        982
 Bearer 8.00% 2014 (6)                                                                            8,989      8,315
 11.00% 2040                                                                                      2,700      2,565
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed
   preference shares (undated)  (2)                                                               3,800      4,369
Development Bank of Singapore Ltd.: (3)
 7.875% 2010 (5)                                                                                  2,250      2,700
 7.125% 2011                                                                                        800        925
Dominican Republic:
 9.50% 2006  (3)                                                                                  2,100      2,079
 9.50% 2006                                                                                       1,750      1,732
 9.04% 2013  (3)                                                                                  4,450      4,049
United Mexican States Government Eurobonds, Global:
 4.625% 2008                                                                                      1,025      1,048
 10.375% 2009                                                                                       250        321
 8.375% 2011                                                                                        700        835
 6.375% 2013                                                                                        750        793
 11.375% 2016                                                                                     2,000      2,886
 8.30% 2031                                                                                         950      1,081
 7.50% 2033                                                                                         500        524
Freddie Mac: (4)
 6.50% 2016                                                                                         622        656
 6.00% 2017                                                                                       1,374      1,435
 6.50% 2017                                                                                         470        495
 4.105% 2033 (2)  (5)                                                                             3,458      3,513
Ukraine Government 7.65% 2013  (3)                                                                5,000      5,000
Fuji JGB Investment LLC, Series A, 9.87% noncumulative
   preferred (undated)  (2)  (3)                                                                  3,125      3,371
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative
   preferred (undated)  (2)  (3)                                                                  1,200      1,239
Colombia (Republic of):
 10.00% 2012                                                                                      1,050      1,147
 10.75% 2013                                                                                      2,500      2,812
Tyco International Group SA:
 6.375% 2005                                                                                        620        648
 6.125% 2009 (5)                                                                                  2,000      2,100
 6.375% 2011                                                                                        900        933
France Telecom: (2)
 8.45% 2006                                                                                         500        566
 9.00% 2011                                                                                       2,230      2,729
Bulgaria (Republic of) 8.25% 2015                                                                 2,793      3,196
General Motors Acceptance Corp.: (5)
 6.875% 2011                                                                                        765        795
 7.25% 2011                                                                                       2,250      2,386
HCA Inc.:
 6.95% 2012                                                                                       1,000      1,063
 6.25% 2013                                                                                         500        508
 6.75% 2013                                                                                         370        389
Columbia/HCA Healthcare Corp.: (5)
 7.00% 2007                                                                                         600        654
 8.85% 2007                                                                                         485        549
Guatemala (Republic of):  (3)
 10.25% 2011                                                                                      1,750      2,012
 9.25% 2013                                                                                         975      1,041
Kazkommerts International BV:
 10.125% 2007                                                                                     1,000      1,093
 8.50% 2013  (3)                                                                                  2,000      1,955
State of Qatar 9.75% 2030                                                                         2,115      2,950
Peru (Republic of) 9.875% 2015                                                                    2,500      2,906
PCCW-HKT Capital Ltd.:
 7.75% 2011                                                                                       1,600      1,834
 7.75% 2011 (3)                                                                                     875      1,003
Dobson Communications Corp.:
 12.25% senior exchangeable preferred 2008 (6)                                                      638 shares 678
 13.00% senior exchangeable preferred 2009 (6)                                                      691        719
 8.875% 2013  (3)                                                                 US$               670        681
American Cellular Corp. 10.00% 2011  (3) (5)                                                        500        540
American Tower Corp. 9.375% 2009 (5)                                                              2,550      2,614
Crown Castle International Corp.:
 12.75% senior exchangeable preferred 2010 (6)  (7)                                                 220 shares 238
 9.00% 2011                                                                       US$               850        882
 9.375% 2011                                                                                        500        536
 0%/10.375% 2011 (8)                                                                                675        682
 0%/11.25% 2011 (8)                                                                                 150        150
PETRONAS Capital Ltd. 7.00% 2012  (3)                                                             2,050      2,350
Qwest Services Corp.:  (3) (5)
 13.00% 2007                                                                                      1,100      1,237
 13.50% 2010                                                                                        500        585
Qwest Capital Funding, Inc. 7.75% 2006                                                              500        492
DaimlerChrysler North America Holding Corp.:
 4.75% 2008                                                                                         530        543
 7.75% 2011                                                                                       1,500      1,717
Telefonica Europe BV 7.75% 2010                                                                   1,750      2,107
Burns Philp Capital Pty Ltd.:  (3)
 9.50% 2010                                                                                         250        262
 10.75% 2011                                                                                        250        262
 9.75% 2012 (5)                                                                                   1,500      1,507
Mobile Telesystems Finance 5.141% 2004  (2)  (3)                                                  2,000      1,997
Freeport-McMoRan Copper & Gold Inc. 10.125% 2010 (5)                                              1,770      1,987
Banque Centrale de Tunisie 7.375% 2012                                                            1,750      1,982
Six Flags, Inc.: (5)
 9.50% 2009                                                                                         500        479
 9.75% 2013 (3)                                                                                     800        756
Premier Parks Inc. 9.75% 2007                                                                       750        741
Nomura Asset Securities Corp., Series 1998-D6, Class A-1A,
   6.28% 2030 (4) (5)                                                                             1,822      1,964
Young Broadcasting Inc.: (5)
 Series B, 9.00% 2006                                                                               170        172
 Series B, 8.75% 2007                                                                             1,530      1,561
 10.00% 2011                                                                                        170        181
Allied Waste North America, Inc.: (5)
 Series B, 8.875% 2008                                                                              250        272
 10.00% 2009                                                                                      1,500      1,633
WaMu Mortgage Pass-Through Certficates Trust, Series 2003-AR7,
   Class A-7, 3.842% 2033 (2)  (4) (5)                                                            1,876      1,854
AES Corp.: (3)
 10.00% 2005                                                                                        500        517
 8.75% 2013  (5)                                                                                  1,250      1,319
Nextel Partners, Inc.:
 12.50% 2009                                                                                        250        286
 11.00% 2010                                                                                        250        274
 8.125% 2011  (3) (5)                                                                             1,275      1,249
Graphic Packaging International, Inc. 8.50% 2011  (3)                                             1,650      1,794
Illinois Power Special Purpose Trust, Series 1998-1, Class A-6,
   5.54% 2009 (4) (5)                                                                             1,575      1,714
Deutsche Telekom International Finance BV 9.25% 2032 (2)                                          1,250      1,713
Solectron Corp. 9.625% 2009 (5)                                                                   1,500      1,661
Terex Corp.:
 9.25% 2011                                                                                       1,100      1,210
 Class B, 10.375% 2011                                                                              400        450
MDC Holdings, Inc. 5.50% 2013 (5)                                                                 1,650      1,653
Open Joint Stock Co. Gazprom:
 9.125% 2007                                                                                        750        809
 9.625% 2013  (3)                                                                                   750        806
Earle M. Jorgensen Co. 9.75% 2012 (5)                                                             1,500      1,605
CHL Mortgage Pass-Through Trust, Series 2003-HYB3, Class 4-A-1,
   3.569% 2033 (2)  (4) (5)                                                                       1,613      1,592
TFM, SA de CV:
 10.25% 2007                                                                                        585        605
 11.75% 2009                                                                                        170        175
 12.50% 2012                                                                                        715        790
Old Dominion Electric Cooperative, Series 2003-A, 5.676% 2028 (4) (5)                             1,500      1,525
Venezuela (Republic of):
 10.75% 2013  (3)                                                                                   700        647
 9.25% 2027                                                                                       1,120        871
KinderCare Learning Centers, Inc., Series B, 9.50% 2009 (5)                                       1,500      1,515
Vodafone Group PLC 7.75% 2010                                                                     1,250      1,511
Dynegy Holdings Inc. 10.125% 2013  (3)                                                            1,425      1,510
Sprint Capital Corp.:
 6.00% 2007                                                                                         250        269
 7.625% 2011                                                                                        580        655
 6.90% 2019                                                                                         265        272
 6.875% 2028                                                                                        300        294
Oregon Steel Mills, Inc. 10.00% 2009 (5)                                                          1,750      1,444
GMAC Commercial Mortgage Securities, Inc., Series 1999-C1,
   Class A-1, 5.83% 2033 (4) (5)                                                                  1,323      1,412
Royal Bank of Scotland Group PLC 5.00% 2014                                                         810        826
RBS Capital Trust I noncumulative trust preferred 4.709% (undated)                                  600        582
Tenneco Automotive Inc. 10.25% 2013  (3)                                                          1,250      1,363
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3,
   6.238% 2034 (4) (5)                                                                            1,200      1,336
Cendant Corp. 7.375% 2013 (5)                                                                     1,150      1,329
Univision Communications Inc. 7.85% 2011 (5)                                                      1,100      1,307
International Lease Finance Corp. 5.875% 2013 (5)                                                 1,200      1,270
Chase Commercial Mortgage Securities Corp., Series 1998-1, Class A-2,
  6.56% 2030 (4) (5)                                                                              1,100      1,240
Concentra Operating Corp., Series A, 13.00% 2009 (5)                                              1,095      1,221
Cinemark USA, Inc. 9.00% 2013                                                                     1,120      1,201
Ahold Finance U.S.A., Inc.:
 6.25% 2009                                                                                         150        149
 8.25% 2010                                                                                         950      1,026
Owens-Illinois, Inc.:
 7.35% 2008                                                                                         400        390
 7.50% 2010                                                                                         600        582
Owens-Brockway Glass Container Inc.:
 8.875% 2009                                                                                         25         27
 7.75% 2011                                                                                         160        166
Wells Fargo & Co. 3.50% 2008 (5)                                                                  1,135      1,153
Stoneridge, Inc. 11.50% 2012 (5)                                                                  1,000      1,148
Skandinaviska Enskilda Banken 6.875% 2009 (5)                                                     1,000      1,142
Lyondell Chemical Co.:
 Series A, 9.625% 2007                                                                              375        358
 Series B, 9.875% 2007                                                                              125        120
 9.50% 2008                                                                                         150        140
 11.125% 2012                                                                                       500        493
 10.50% 2013                                                                                         25         24
General Electric Capital Corp., Series A, 6.75% 2032 (5)                                          1,000      1,132
Potlatch Corp. 10.00% 2011 (5)                                                                    1,000      1,115
Gray Communications Systems, Inc. 9.25% 2011 (5)                                                  1,000      1,108
AMC Entertainment Inc. 9.875% 2012 (5)                                                            1,000      1,095
Radio One, Inc., Series B, 8.875% 2011 (5)                                                        1,000      1,093
J.C. Penney Co., Inc.:
 7.60% 2007                                                                                         600        651
 8.25% 2022 (4)                                                                                     425        440
Ford Motor Credit Co. 7.875% 2010 (5)                                                             1,000      1,086
United Rentals (North America), Inc.:
 10.75% 2008  (3)                                                                                   500        556
 Series B, 9.00% 2009                                                                               500        520
Washington Mutual, Inc. 5.625% 2007 (5)                                                             500        544
Washington Mutual Bank, FA 5.50% 2013 (5)                                                           490        513
Carmike Cinemas, Inc., Series B, 10.375% 2009 (5)                                                 1,000      1,055
MeriStar Hospitality Operating Partnership, MeriStar Hospitality
   Finance Corp. III 9.125% 2011 (5)                                                              1,000      1,055
UFJ Finance Aruba AEC 6.75% 2013                                                                  1,000      1,050
Triton PCS, Inc.:
 8.75% 2011                                                                                         375        376
 9.375% 2011                                                                                        500        511
 8.50% 2013                                                                                         125        135
Eldorado Resorts LLC 10.50% 2006 (5)                                                              1,000      1,015
Litigation Settlement Monetized Fee Trust I, Series 2001-1A, Class A-2,
   10.98% 2031  (3) (4) (5)                                                                       1,000      1,003
Quebecor Media Inc. 11.125% 2011                                                                    875      1,002
Pemex Project Funding Master Trust:
 7.875% 2009                                                                                        350        399
 9.125% 2010                                                                                        500        601
Xerox Corp. 7.125% 2010                                                                           1,000        998
American Express Credit Corp. 3.00% 2008 (5)                                                      1,000        990
Perkins Family Restaurants, LP, Perkins Finance Corp., Series B,
   10.125% 2007                                                                                   1,000        980
Motorola, Inc. 8.00% 2011 (5)                                                                       840        974
Cox Communications, Inc. 4.625% 2013 (5)                                                          1,000        973
Micron Technology, Inc. 6.50% 2005  (3)                                                           1,000        970
ON Semiconductor Corp. 13.00% 2008 (2)                                                              825        945
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011  (3)  (4)                           846        935
Petrozuata Finance, Inc., Series B: (4)
 8.22% 2017 (3)                                                                                     560        482
 8.22% 2017                                                                                         525        452
General Maritime Corp. 10.00% 2013                                                                  825        926
Panama (Republic of) 10.75% 2020                                                                    750        898
Badger Tobacco Asset Securitization Corp., Tobacco Settlement
   Asset-backed Bonds, 6.125% 2027 (5)                                                            1,000        898
Western Wireless Corp. 9.25% 2013  (3) (5)                                                          875        897
SLM Corp., Series A, 5.00% 2015 (5)                                                                 875        891
RH Donnelley Inc. 10.875% 2012  (3)                                                                 750        889
Barclays Bank PLC 6.86% callable perpetual core tier one notes
   (undated)  (2)  (3)                                                                              800        888
Amkor Technology, Inc. 9.25% 2008 (5)                                                               750        814
Technical Olympic USA, Inc. 10.375% 2012                                                            750        810
Stone Container Corp. 9.75% 2011                                                                    500        548
Jefferson Smurfit Corp. (U.S.) 7.50% 2013                                                           250        255
AT&T Wireless Services, Inc.: (5)
 8.125% 2012                                                                                        345        410
 8.75% 2031                                                                                         310        385
Regal Cinemas Corp., Series B, 9.375% 2012                                                          700        791
Buffets, Inc. 11.25% 2010 (5)                                                                       750        784
Pathmark Stores, Inc.:
 8.75% 2012                                                                                         500        515
 8.75% 2012  (3)                                                                                    250        258
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006 (5)                                 710        768
Packaging Corp. of America 5.75% 2013                                                               755        768
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino
   10.125% 2012                                                                                     750        750
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6,
   5.96% 2031 (4)                                                                                   700        748
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1,
   6.079% 2033 (4)                                                                                  682        744
Hollinger Participation Trust 12.125% 2010  (2)  (3)  (6)                                           657        743
Government National Mortgage Assn.: (4)
6.00% 2013                                                                                          652        688
8.50% 2021                                                                                           20         22
6.50% 2029                                                                                           25         27
Liberty Media Corp.:
 7.875% 2009                                                                                        500        579
 8.25% 2030                                                                                         125        145
Hospitality Properties Trust 6.75% 2013                                                             690        721
Saks Inc.:
 9.875% 2011                                                                                        500        593
 7.375% 2019                                                                                        100        101
Target Corp. 3.375% 2008                                                                            630        638
Nextel Communications, Inc. 7.375% 2015                                                             625        634
WCI Communities, Inc.:
 10.625% 2011 (5)                                                                                   325        358
 9.125% 2012                                                                                        250        269
Centennial Communications Corp. and Centennial Cellular
   Operating Co. LLC 10.125% 2013  (3) (5)                                                          590        611
Sanmina-SCI Corp. 10.375% 2010 (5)                                                                  500        589
Western Oil Sands Inc. 8.375% 2012                                                                  500        569
Nabisco, Inc. 7.05% 2007                                                                            500        567
NextMedia Operating, Inc. 10.75% 2011                                                               500        563
BNP Paribas 5.125% 2015  (3)                                                                        550        562
Household Finance Corp. 6.40% 2008 (5)                                                              500        562
Dana Corp. 10.125% 2010                                                                             500        561
Office Depot, Inc. 6.25% 2013  (3)                                                                  525        560
RailAmerica Transportation Corp. 12.875% 2010                                                       500        554
Bayer Hypo-Vereinsbank 8.741% 2031 (3)                                                              500        553
Del Monte Corp. 8.625% 2012  (3)                                                                    500        549
Centex Corp. 4.75% 2008 (5)                                                                         525        546
William Lyon Homes, Inc. 10.75% 2013 (5)                                                            500        545
AK Steel Corp. 7.875% 2009 (5)                                                                      750        540
Steel Dynamics, Inc. 9.50% 2009                                                                     500        538
First Union National Bank Commercial Mortgage Trust, Series 2000-C1,
   Class A-1, 7.739% 2032 (4)                                                                       468        528
Entravision Communications Corp. 8.125% 2009                                                        500        526
Texas Gas Transmission, LLC 4.60% 2015  (3)                                                         540        523
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026  (3)  (4)                                   483        519
Quintiles Transnational 10.00% 2013 (3)                                                             500        519
Royal Caribbean Cruises Ltd. 7.00% 2007                                                             500        516
Dominion Resources, Inc., Series B, 4.125% 2008                                                     500        515
Clark Refining & Marketing, Inc. 8.875% 2007 (5)                                                    500        513
Gerdau Ameristeel Corp. 10.375% 2011 (3)                                                            500        505
Cincinnati Bell Inc. 7.25% 2013  (3) (5)                                                            500        498
Argentina (Republic of):
 11.75% 2009 (9)                                                                                    210         60
 1.162% 2012 (2)                                                                                    600        369
 11.375% 2017 (9)                                                                                    15          4
 12.25% 2018 (6) (9)                                                                                223         60
TeleWest PLC 11.00% 2007 (10)                                                                     1,000        493
Toys "R" Us, Inc.:
 7.875% 2013                                                                                        250        274
 7.375% 2018                                                                                        205        211
MetLife, Inc. 3.911% 2005                                                                           440        456
HMH Properties, Inc., Series A, 7.875% 2005                                                         429        442
Salton, Inc. 12.25% 2008                                                                            425        418
Humana Inc. 6.30% 2018                                                                              375        399
NTELOS, Inc. 9.00% convertible bonds 2013 (3) (11)                                                  395        398
Structured Asset Securities Corp., Series 1998-RF2, Class A,
   8.537% 2027  (2)  (3)  (4)                                                                       297        335
Constellation Brands, Inc. 8.125% 2012                                                              300        326
Clear Channel Communications, Inc. 7.65% 2010 (5)                                                   250        297
Commonwealth Edison Co., Series 99, 3.70% 2008 (5)                                                  290        295
Telstra Corp. Ltd. 6.375% 2012                                                                      250        283
Toll Brothers, Inc. 6.875% 2012                                                                     250        280
Delhaize America, Inc. 8.125% 2011                                                                  250        276
Verizon Global Funding Corp. 7.375% 2012 (5)                                                        220        260
International Game Technology 8.375% 2009                                                           200        243
Waste Management, Inc. 7.375% 2010 (5)                                                              200        234
Georgia-Pacific Corp. 8.25% 2023                                                                    250        233
TRW Automotive Acquisition Corp.: (3)
 9.375% 2013                                                                                        110        124
 11.00% 2013                                                                                         75         88
Homer City Funding LLC 8.734% 2026 (4)                                                              200        206
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022 (4)                               163        160
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G,
   MBIA insured, 5.70% 2023  (3)  (4)                                                               125        133
Levi Strauss & Co. 11.625% 2008                                                                     125        103
Great Atlantic & Pacific Tea Co., Inc. 9.125% 2011                                                  100         95
Kaiser Aluminum & Chemical Corp. 12.75% 2003 (12)                                                   375         30
Cricket Communications, Inc. 6.188% 2007 (2) (10)                                                    55         26
                                                                                                           318,721


TOTAL BONDS AND NOTES (cost: $882,671,000)                                                                 967,802




                                                                                                            Market
EQUITY-RELATED SECURITIES                                                                                   Value
                                                                                                Shares      (000)

STOCKS AND WARRANTS  -  0.25%
SpectraSite, Inc.  (3) (7) (11)                                                                  98,808      2,582
GT Group Telecom Inc., warrants, expire 2010  (3)  (7) (11)                                       1,000          0
                                                                                                             2,582

MISCELLANEOUS  -  0.07%
Other equity-related securities in initial period of acquisition                                               675


TOTAL EQUITY-RELATED SECURITIES (cost: $3,957,000)                                                           3,257



                                                                                             Principal
                                                                                              amount
SHORT-TERM SECURITIES                                                                          (000)

CORPORATE SHORT-TERM NOTES  -  4.92%
Total Capital 1.11% due 10/1/2003  (3)                                                        US$ 6,100      6,100
Total Capital 1.03% due 10/16/2003  (3)                                                           5,000      4,998
UBS Finance Delaware LLC 1.11% due 10/1/2003                                                     10,000      9,999
CBA (Delaware) Finance Inc. 1.04% due 10/7/2003                                                   5,500      5,499
CBA (Delaware) Finance Inc. 1.04% due 10/9/2003                                                   4,500      4,499
Dexia Delaware LLC 1.03% due 10/14/2003                                                           5,000      4,998
Dexia Delaware LLC 1.04% due 10/21/2003                                                           5,000      4,997
BMW U.S. Capital Corp. 1.03% due 10/22/2003                                                      10,000      9,993



TOTAL SHORT-TERM SECURITIES (cost: $51,083,000)                                                             51,083


TOTAL INVESTMENT SECURITIES (cost: $937,711,000)                                                         1,022,142
OTHER ASSETS LESS LIABILITIES                                                                               15,179

Net assets                                                                                            US$1,037,321


(1) Index-linked bond whose principal amount moves with a government retail price index.
(2)  Coupon rate may change periodically.
(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(4) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(5) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
(6) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(7)  Security did not produce income during the last 12 months.
(8)  Step bond; coupon rate will increase at a later date.
(9)  Scheduled interest payments not made; reorganization pending.
(10) Company not making scheduled interest payments; bankruptcy proceedings pending.
(11) Valued under fair value procedures adopted by authority of the Board of Directors.
(12) Company did not make principal payment upon scheduled maturity date; reorganization pending.

See Notes to Financial Statements


FINANCIAL STATEMENTS

Statement of assets and liabilities            (dollars and shares in thousands,
at September 30, 2003                                  except per-share amounts)

ASSETS:
 Investment securities at market (cost: $937,711)                    $1,022,142
 Cash                                                                     2,916
 Receivables for:
  Sales of investments                                 $23,451
  Sales of fund's shares                                 8,683
  Open forward currency contracts                        5,767
  Closed forward currency contracts                      1,180
  Dividends and interest                                20,782           59,863
                                                                      1,084,921
LIABILITIES:
 Payables for:
  Purchases of investments                              41,820
  Repurchases of fund's shares                           1,194
  Open forward currency contracts                        2,416
  Closed forward currency contracts                      1,318
  Investment advisory services                             461
  Services provided by affiliates                          327
  Deferred Directors' compensation                          41
  Other fees and expenses                                   23           47,600
NET ASSETS AT SEPTEMBER 30, 2003                                     $1,037,321

NET ASSETS CONSIST OF:
 Capital paid in on shares of capital stock                            $941,355
 Undistributed net investment income                                     13,341
 Accumulated net realized loss                                           (5,760)
 Net unrealized appreciation                                             88,385
NET ASSETS AT SEPTEMBER 30, 2003                                     $1,037,321

TOTAL AUTHORIZED CAPITAL STOCK - 200,000 SHARES, $0.001 PAR VALUE

                Net assets       Shares outstanding         Net asset value
                                                             per share (1)

Class A          $826,704              45,003               $ 18.37
Class B            55,983               3,065                 18.27
Class C            46,769               2,567                 18.22
Class F            59,040               3,225                 18.31
Class 529-A         9,441                 513                 18.41
Class 529-B         2,654                 145                 18.32
Class 529-C         4,922                 269                 18.32
Class 529-E           744                  41                 18.35
Class 529-F           351                  19                 18.36
Class R-1             817                  45                 18.32
Class R-2           2,891                 158                 18.32
Class R-3           1,940                 106                 18.32
Class R-4             240                  13                 18.40
Class R-5          24,825               1,351                 18.38


(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and 529-A, for which the maximum offering prices per share were $19.09 and $19.13, respectively.

See Notes to Financial Statements

STATEMENT OF OPERATIONS
for the year ended September 30, 2003                    (dollars in thousands)

INVESTMENT INCOME:
 Income:
  Interest (net of non-U.S. withholding tax of $59)     $43,224
  Dividends                                                 224        $43,448

 Fees and expenses:
  Investment advisory services                            5,120
  Distribution services                                   2,505
  Transfer agent services                                   944
  Administrative services                                   187
  Reports to shareholders                                   117
  Registration statement and prospectus                     211
  Postage, stationery and supplies                          136
  Directors' compensation                                    27
  Auditing and legal                                         76
  Custodian                                                 211
  State and local taxes                                      12
  Other                                                      16
  Total expenses before reimbursement                     9,562
   Reimbursement of expenses                                414          9,148
 Net investment income                                                  34,300

NET REALIZED GAIN AND UNREALIZED APPRECIATION ON
 INVESTMENTS AND NON-U.S. CURRENCY:
 Net realized gain (loss) on:
  Investments                                             2,059
  Non-U.S. currency transactions                         (1,476)           583
 Net unrealized appreciation on:
  Investments                                           109,493
  Non-U.S. currency translations                          4,142        113,635
   Net realized gain and unrealized
    appreciation on investments
    and non-U.S. currency                                              114,218
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $148,518



STATEMENT OF CHANGES IN NET ASSETS                       (dollars in thousands)

                                                       Year ended September 30
                                                        2003            2002
OPERATIONS:
 Net investment income                                 $34,300        $23,200
 Net realized gain (loss) on investments
  and non-U.S. currency transactions                       583        (16,275)
 Net unrealized appreciation on investments
  and non-U.S. currency translations                   113,635         29,605
  Net increase in net assets resulting
   from operations                                     148,518         36,530

DIVIDENDS PAID TO SHAREHOLDERS
   FROM NET INVESTMENT INCOME                          (22,556)        (8,745)

CAPITAL SHARE TRANSACTIONS                             334,271        141,198

TOTAL INCREASE IN NET ASSETS                           460,233        168,983

NET ASSETS:
 Beginning of year                                     577,088        408,105
 End of year (including undistributed
  net investment income: $13,341 and
  $5,458, respectively)                             $1,037,321       $577,088


See Notes to Financial Statements


NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - Capital World Bond Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, nondiversified management investment company. The fund seeks to maximize long-term total return, consistent with prudent management, by investing primarily in a global portfolio of investment-grade bonds denominated in U.S. dollars and other currencies. The fund may also invest in lower quality, high-yield debt securities.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:


---------------------------------------------------------------------------------------------------------
                           INITIAL SALES     CONTINGENT DEFERRED SALES
  SHARE CLASS                CHARGE            CHARGE UPON REDEMPTION             CONVERSION FEATURE
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes A and 529-A       Up to 3.75%       None (except 1% for certain         None
                                              redemptions within one year
                                              of purchase without an
                                              initial sales charge)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes B and 529-B       None               Declines from 5% to zero for       Classes B and 529-B
                                               redemptions within six years       convert to classes A
                                               of purchase                        and 529-A, respectively,
                                                                                  after eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Class C                   None                1% for redemptions within         Class C converts to
                                                one year of purchase              Class F after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Class 529-C               None                1% for redemptions within         None
                                                one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Class 529-E               None                None                               None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes F and 529-F       None                None                               None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes R-1, R-2, R-3,      None                None                               None
      R-4 and R-5
---------------------------------------------------------------------------------------------------------

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

     SECURITY VALUATION - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of their representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith by authority of the fund's Board of Directors.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

     CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

         NON-U.S. CURRENCY TRANSLATION - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

          FORWARD CURRENCY CONTRACTS - The fund may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown in the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

          MORTGAGE DOLLAR ROLLS - The fund may enter into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction, therefore, any realized gain or loss is deferred until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income in the accompanying financial statements.

2.  NON-U.S. INVESTMENTS

INVESTMENT RISK - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. For the year ended September 30, 2003, there were no non-U.S. taxes paid on realized gains.

3. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses;
deferred expenses; cost of investments sold; paydowns on investments; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of September 30, 2003, the cost of investment securities, excluding forward currency contracts, for federal income tax purposes was $937,719,000.

During the year ended September 30, 2003, the fund reclassified $3,861,000 from undistributed net investment income to accumulated net realized loss to align financial reporting with tax reporting.

As of September 30, 2003, the components of distributable earnings on a tax basis were as follows:

                                                         (dollars in thousands)
Undistributed net investment income and currency gains             $ 16,463
Short-term and long-term capital loss deferrals                      (5,752)
Gross unrealized appreciation on investment securities               87,503
Gross unrealized depreciation on investment securities               (3,080)


Short-term and long-term capital loss deferrals above include capital loss carryforwards of $716,000, $1,694,000, $2,178,000 and $1,164,000, expiring in
2008, 2009, 2010 and 2011. The capital loss carryforwards will be used to offset any capital gains realized by the fund in future years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

Distributions paid to shareholders from net investment income and currency gains were as follows (dollars in thousands):


                                   Year ended                  Year ended
Share class(1)                 September 30, 2003          September 30, 2002

Class A                           $ 19,751                     $ 8,455
Class B                                755                          97
Class C                                520                          42
Class F                                740                         124
Class 529-A                            130                           3
Class 529-B                             27                           1
Class 529-C                             51                           1
Class 529-E                              8                          -*
Class 529-F                              3                           -
Class R-1                                8                           -
Class R-2                               16                           -
Class R-3                               12                           -
Class R-4                               -*                           -
Class R-5                              535                          22
Total                             $ 22,556                     $ 8,745

* Amount less than one thousand.
(1) Class 529-A, 529-B, 529-C, 529-E and 529-F shares were offered beginning February 15, 2002. Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002.


4. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.650% on the first $500 million of daily net assets and decreasing to 0.500% on such assets in excess of $1 billion. The Board of Directors approved an amended agreement effective November 1, 2003, reducing the rates to 0.570% on the first $1 billion of daily net assets and 0.500% on such assets in excess of $1 billion. Beginning September 1, 2001, CRMC voluntarily reduced fees for investment advisory services to the rates provided by the amended agreement. As a result, for the year ended September 30, 2003, the fee shown on the accompanying financial statements of $5,120,000, which was equivalent to an annualized rate of 0.618%, was voluntarily reduced by $400,000 to $4,720,000, or 0.570% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

     DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the Board of Directors has approved expense amounts lower than plan limits.

         -----------------------------------------------------------------------
         SHARE CLASS                 CURRENTLY APPROVED LIMITS      PLAN LIMITS
         -----------------------------------------------------------------------
         -----------------------------------------------------------------------
         Class A                                0.30%                  0.30%
         -----------------------------------------------------------------------
         -----------------------------------------------------------------------
         Class 529-A                            0.30                    0.50
         -----------------------------------------------------------------------
         -----------------------------------------------------------------------
         Classes B and 529-B                    1.00                    1.00
         -----------------------------------------------------------------------
         -----------------------------------------------------------------------
         Classes C, 529-C and R-1               1.00                    1.00
         -----------------------------------------------------------------------
         -----------------------------------------------------------------------
         Class R-2                              0.75                    1.00
         -----------------------------------------------------------------------
         -----------------------------------------------------------------------
         Classes 529-E and R-3                  0.50                    0.75
         -----------------------------------------------------------------------
         -----------------------------------------------------------------------
         Classes F, 529-F and R-4               0.25                    0.50
         -----------------------------------------------------------------------

          All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

          For classes A and 529-A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of September 30, 2003, there were no unreimbursed expenses subject to reimbursement for classes A or 529-A.

          TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

          ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the start-up period for classes R-1, R-2, R-3 and R-4, CRMC has voluntarily agreed to pay a portion of these fees. For the year ended September 30, 2003, the total fees paid by CRMC were $14,000. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party. Administrative services fees are presented gross of any payments made by CRMC.

          Expenses under the agreements described above for the year ended September 30, 2003, were as follows (dollars in thousands):

---------------------------------------------------------------------------------------------------------------
  SHARE CLASS     DISTRIBUTION    TRANSFER AGENT                    ADMINISTRATIVE SERVICES
                    SERVICES         SERVICES
                                                  -------------------------------------------------------------
                                                         CRMC           TRANSFER AGENT      COMMONWEALTH OF
                                                    ADMINISTRATIVE         SERVICES             VIRGINIA
                                                      SERVICES                               ADMINISTRATIVE
                                                                                                SERVICES
---------------------------------------------------------------------------------------------------------------
    Class A          $1,706            $888         Not applicable      Not applicable       Not applicable
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class B             381              56          Not applicable      Not applicable       Not applicable
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class C             275          Included             $41                $14             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class F              76          Included             46                  16             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-A             4          Included              8                   1                  $ 5
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-B            16          Included              2                   1                    2
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-C            30          Included              4                   2                    3
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-E             2          Included              1                  -*                   -*
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-F             -*         Included             -*                  -*                   -*
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-1              4          Included              1                   1             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-2              8          Included              2                  14             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-3              3          Included              1                   2             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-4              -*         Included             -*                   1             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-5     Not applicable      Included             18                   1             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
     Total           $2,505            $944             $124                 $53                  $10
----------------===============================================================================================
     * Amount less than one thousand.


     DEFERRED DIRECTORS' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' compensation in the accompanying financial statements includes $24,000 in current fees (either paid in cash or deferred) and a net increase of $3,000 in the value of the deferred amounts.

     AFFILIATED OFFICERS AND DIRECTORS - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

5. CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

                                                           REINVESTMENTS OF DIVIDENDS
                                          SALES(2)             AND DISTRIBUTIONS            REPURCHASES(2)           NET INCREASE
SHARE CLASS(1)                         AMOUNT   SHARES           AMOUNT  SHARES            AMOUNT    SHARES        AMOUNT    SHARES

YEAR ENDED SEPTEMBER 30, 2003
Class A                              $524,729   30,608         $ 17,833   1,065        $ (340,241)  (19,776)    $ 202,321    11,897
Class B                                53,204    3,104              668      40           (21,718)   (1,264)       32,154     1,880
Class C                                72,048    4,182              480      28           (40,206)   (2,328)       32,322     1,882
Class F                                70,377    4,063              657      39           (31,360)   (1,851)       39,674     2,251
Class 529-A                             7,647      444              130       8              (702)      (40)        7,075       412
Class 529-B                             2,125      125               27       2              (163)      (10)        1,989       117
Class 529-C                             3,870      228               51       3              (346)      (20)        3,575       211
Class 529-E                               636       37                8       1               (28)       (2)          616        36
Class 529-F                               322       19                3      -*                 -         -           325        19
Class R-1                                 875       51                8       1              (264)      (15)          619        37
Class R-2                               3,238      186               16       1              (533)      (31)        2,721       156
Class R-3                               2,286      131               11       1              (496)      (29)        1,801       103
Class R-4                                 391       22               -*      -*              (163)       (9)          228        13
Class R-5                              10,861      613              460      28            (2,470)     (140)        8,851       501
TOTAL NET INCREASE (DECREASE)        $752,609   43,813         $ 20,352   1,217        $ (438,690)  (25,515)    $ 334,271    19,515


YEAR ENDED SEPTEMBER 30, 2002
Class A                              $226,505   14,861          $ 7,414     503        $ (141,876)   (9,493)     $ 92,043     5,871
Class B                                14,971      988               83       6            (1,689)     (112)       13,365       882
Class C                                10,217      679               40       3            (1,670)     (113)        8,587       569
Class F                                18,695    1,247               98       7            (7,726)     (517)       11,067       737
Class 529-A                             1,595      105                3      -*               (64)       (4)        1,534       101
Class 529-B                               421       28                1      -*                (1)       -*           421        28
Class 529-C                               880       58                1      -*                -*        -*           881        58
Class 529-E                                70        5               -*      -*                -*        -*            70         5
Class 529-F                                 1       -*                -       -                 -         -             1        -*
Class R-1                                 123        8                -       -                 -         -           123         8
Class R-2                                  26        2                -       -                (1)       -*            25         2
Class R-3                                 216       14                -       -              (165)      (11)           51         3
Class R-4                                   1       -*                -       -                 -         -             1        -*
Class R-5                              13,091      854               21       1               (83)       (5)       13,029       850
TOTAL NET INCREASE (DECREASE)        $286,812   18,849          $ 7,661     520        $ (153,275)  (10,255)    $ 141,198     9,114

*    Amount less than one thousand.
(1) Class 529-A, 529-B, 529-C, 529-E and 529-F shares were offered beginning February 15, 2002. Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002.
(2)  Includes exchanges between share classes of the fund.


6. FORWARD CURRENCY CONTRACTS

As of September 30, 2003, the fund had outstanding forward currency contracts to purchase or sell non-U.S. currencies as follows:



                                          CONTRACT AMOUNT          U.S. VALUATIONS AT SEPTEMBER 30, 2003
                                                                                   UNREALIZED
NON-U.S.                                                                          APPRECIATION
CURRENCY                                 NON-U.S.       U.S.         AMOUNT      (DEPRECIATION)
CONTRACTS                                (000)         (000)         (000)           (000)

PURCHASES:

Canadian Dollars
 expiring 11/5/2003                       C$16,165    $11,460        $11,965          $505

Danish Kroner
 expiring 10/3/2003                      DKr18,261      2,842          2,869            27

Euros
 expiring 10/7/2003-1/30/2004           Euro14,038     16,183         16,355           172

Japanese Yen
 expiring 10/9-12/24/2003            Yen12,071,052    103,722        108,344         4,622

Swedish Kronor
 expiring 12/16-12/17/2003               SKr98,928     12,302         12,706           404

                                                      146,509        152,239         5,730
SALES:

British Pounds
 expiring 1/5/2004                         Lira790      1,294          1,304           (10)

Canadian Dollars
 expiring 12/31/2003                       C$7,750      5,667          5,723           (56)

Euros
 expiring 10/9-12/17/2003               Euro42,751     47,573         49,822        (2,249)

Hungarian Forints
 expiring 12/4/2003                     HUF605,801      2,733          2,738            (5)

Norwegian Kroner
 expiring 1/30/2004                       NOK6,000        831            847           (16)

Swedish Kronor
 expiring 12/4/2003                       SKr4,000        471            514           (43)

                                                       58,569         60,948        (2,379)

FORWARD CURRENCY CONTRACTS - NET                                                   $ 3,351



7. RESTRICTED SECURITIES

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of September 30, 2003, the total value of restricted securities was $77,218,000, which represented 7.44% of the net assets of the fund.

8. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $870,290,000 and $653,096,000, respectively, during the year ended September 30, 2003.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the year ended September 30, 2003, the custodian fee of $211,000 included $5,000 that was offset by this reduction, rather than paid in cash.

FINANCIAL HIGHLIGHTS (1)

                                                                Income (loss) from investment operations(2)
                                                                              Net
                                          Net asset                       gains(losses)
                                           value,              Net        on securities       Total from
                                          beginning        investment     (both realized      investment
                                          of period          income       and unrealized)     operations
CLASS A:
 Year ended 9/30/2003                      $15.60             $.72            $2.55             $3.27
 Year ended 9/30/2002                       14.63              .80              .49              1.29
 Year ended 9/30/2001                       14.16              .79              .07               .86
 Year ended 9/30/2000                       15.41              .68            (1.26)             (.58)
 Year ended 9/30/1999                       16.32              .84             (.88)             (.04)
CLASS B:
 Year ended 9/30/2003                       15.52              .58             2.55              3.13
 Year ended 9/30/2002                       14.59              .70              .47              1.17
 Year ended 9/30/2001                       14.12              .71              .04               .75
 Period from 3/15/2000 to 9/30/2000         14.74              .28             (.63)             (.35)
CLASS C:
 Year ended 9/30/2003                       15.48              .57             2.54              3.11
 Year ended 9/30/2002                       14.54              .69              .47              1.16
 Period from 3/15/2001 to 9/30/2001         14.50              .42             (.34)              .08
CLASS F:
 Year ended 9/30/2003                       15.55              .71             2.54              3.25
 Year ended 9/30/2002                       14.59              .80              .47              1.27
 Period from 3/16/2001 to 9/30/2001         14.44              .49             (.26)              .23
CLASS 529-A:
 Year ended 9/30/2003                       15.63              .72             2.56              3.28
 Period from 2/15/2002 to 9/30/2002         14.48              .50              .81              1.31
CLASS 529-B:
 Year ended 9/30/2003                       15.56              .55             2.56              3.11
 Period from 2/25/2002 to 9/30/2002         14.42              .41              .85              1.26
CLASS 529-C:
 Year ended 9/30/2003                       15.56              .56             2.55              3.11
 Period from 2/28/2002 to 9/30/2002         14.43              .41              .85              1.26
CLASS 529-E:
 Year ended 9/30/2003                       15.59              .65             2.55              3.20
 Period from 5/16/2002 to 9/30/2002         14.81              .29              .56               .85
CLASS 529-F:
 Year ended 9/30/2003                       15.60              .69             2.56              3.25
 Period from 9/17/2002 to 9/30/2002         15.48              .03              .09               .12
CLASS R-1:
 Year ended 9/30/2003                       15.57              .58             2.54              3.12
 Period from 6/28/2002 to 9/30/2002         15.32              .18              .07               .25
CLASS R-2:
 Year ended 9/30/2003                       15.57              .58             2.55              3.13
 Period from 7/9/2002 to 9/30/2002          15.34              .17              .06               .23
CLASS R-3:
 Year ended 9/30/2003                       15.59              .64             2.53              3.17
 Period from 7/16/2002 to 9/30/2002         15.50              .16             (.07)              .09
CLASS R-4:
 Year ended 9/30/2003                       15.63              .70             2.57              3.27
 Period from 8/15/2002 to 9/30/2002         15.28              .20              .15               .35
CLASS R-5:
 Year ended 9/30/2003                       15.62              .77             2.54              3.31
 Period from 5/15/2002 to 9/30/2002         14.79              .34              .58               .92



                                                    Dividends and distributions
                                         Dividends
                                         (from net         Distributions        Total
                                         investment        (from capital     dividends and
                                           income)            gains)         distributions
CLASS A:
 Year ended 9/30/2003                      $(.50)             $ -               $(.50)
 Year ended 9/30/2002                       (.32)               -                (.32)
 Year ended 9/30/2001                       (.39)               -                (.39)
 Year ended 9/30/2000                       (.60)             (.07)              (.67)
 Year ended 9/30/1999                       (.55)             (.32)              (.87)
CLASS B:
 Year ended 9/30/2003                       (.38)               -                (.38)
 Year ended 9/30/2002                       (.24)               -                (.24)
 Year ended 9/30/2001                       (.28)               -                (.28)
 Period from 3/15/2000 to 9/30/2000         (.27)               -                (.27)
CLASS C:
 Year ended 9/30/2003                       (.37)               -                (.37)
 Year ended 9/30/2002                       (.22)               -                (.22)
 Period from 3/15/2001 to 9/30/2001         (.04)               -                (.04)
CLASS F:
 Year ended 9/30/2003                       (.49)               -                (.49)
 Year ended 9/30/2002                       (.31)               -                (.31)
 Period from 3/16/2001 to 9/30/2001         (.08)               -                (.08)
CLASS 529-A:
 Year ended 9/30/2003                       (.50)               -                (.50)
 Period from 2/15/2002 to 9/30/2002         (.16)               -                (.16)
CLASS 529-B:
 Year ended 9/30/2003                       (.35)               -                (.35)
 Period from 2/25/2002 to 9/30/2002         (.12)               -                (.12)
CLASS 529-C:
 Year ended 9/30/2003                       (.35)               -                (.35)
 Period from 2/28/2002 to 9/30/2002         (.13)               -                (.13)
CLASS 529-E:
 Year ended 9/30/2003                       (.44)               -                (.44)
 Period from 5/16/2002 to 9/30/2002         (.07)               -                (.07)
CLASS 529-F:
 Year ended 9/30/2003                       (.49)               -                (.49)
 Period from 9/17/2002 to 9/30/2002           -                 -                   -
CLASS R-1:
 Year ended 9/30/2003                       (.37)               -                (.37)
 Period from 6/28/2002 to 9/30/2002           -                 -                  -
CLASS R-2:
 Year ended 9/30/2003                       (.38)               -                (.38)
 Period from 7/9/2002 to 9/30/2002            -                 -                   -
CLASS R-3:
 Year ended 9/30/2003                       (.44)               -                (.44)
 Period from 7/16/2002 to 9/30/2002           -                 -                   -
CLASS R-4:
 Year ended 9/30/2003                       (.50)               -                (.50)
 Period from 8/15/2002 to 9/30/2002           -                 -                   -
CLASS R-5:
 Year ended 9/30/2003                       (.55)               -                (.55)
 Period from 5/15/2002 to 9/30/2002         (.09)               -                (.09)


                                                                              Ratio of       Ratio of
                                       Net asset                Net assets,   expenses       net income
                                       value, end     Total    end of period  to average     to average
                                       of period     return(3) (in millions)  net assets(5)  net assets
CLASS A:
 Year ended 9/30/2003                    $18.37       21.34%      $827          1.04%         4.22%
 Year ended 9/30/2002                     15.60        8.97        517          1.08          5.38
 Year ended 9/30/2001                     14.63        6.18        399          1.12          5.46
 Year ended 9/30/2000                     14.16       (3.89)       416          1.12          4.66
 Year ended 9/30/1999                     15.41        (.32)       554          1.08          4.66
CLASS B:
 Year ended 9/30/2003                     18.27       20.41         56          1.81          3.40
 Year ended 9/30/2002                     15.52        8.10         18          1.84          4.65
 Year ended 9/30/2001                     14.59        5.35          4          1.85          4.92
 Period from 3/15/2000 to 9/30/2000       14.12       (2.34)         1          1.81 (6)      3.99 (6)
CLASS C:
 Year ended 9/30/2003                     18.22       20.33         47          1.87          3.32
 Year ended 9/30/2002                     15.48        8.10         11          1.90          4.60
 Period from 3/15/2001 to 9/30/2001       14.54         .58          2          1.98 (6)      5.34 (6)
CLASS F:
 Year ended 9/30/2003                     18.31       21.27         59          1.11          4.09
 Year ended 9/30/2002                     15.55        8.87         15          1.16          5.34
 Period from 3/16/2001 to 9/30/2001       14.59        1.60         3           1.20 (6)      6.30 (6)
CLASS 529-A:
 Year ended 9/30/2003                     18.41       21.35         9           1.02          4.16
 Period from 2/15/2002 to 9/30/2002       15.63        9.08         2           1.25 (6)      5.26 (6)
CLASS 529-B:
 Year ended 9/30/2003                     18.32       20.22         2           1.99          3.19
 Period from 2/25/2002 to 9/30/2002       15.56        8.80         - (4)       2.00 (6)      4.51 (6)
CLASS 529-C:
 Year ended 9/30/2003                     18.32       20.24         5           1.97          3.22
 Period from 2/28/2002 to 9/30/2002       15.56        8.76         1           1.99 (6)      4.53 (6)
CLASS 529-E:
 Year ended 9/30/2003                     18.35       20.84         1           1.43          3.71
 Period from 5/16/2002 to 9/30/2002       15.59        5.77         - (4)        .54          1.92
CLASS 529-F:
 Year ended 9/30/2003                     18.36       21.19         - (4)       1.18          3.94
 Period from 9/17/2002 to 9/30/2002       15.60         .77         - (4)         -  (7)       .20
CLASS R-1:
 Year ended 9/30/2003                     18.32       20.33         1           1.86 (8)      3.32
 Period from 6/28/2002 to 9/30/2002       15.57        1.63         - (4)        .47 (8)      1.17
CLASS R-2:
 Year ended 9/30/2003                     18.32       20.38         3           1.81 (8)      3.29
 Period from 7/9/2002 to 9/30/2002        15.57        1.50         - (4)        .42 (8)      1.08
CLASS R-3:
 Year ended 9/30/2003                     18.32       20.81         2           1.43 (8)      3.68
 Period from 7/16/2002 to 9/30/2002       15.59         .58         - (4)        .32 (8)      1.02
CLASS R-4:
 Year ended 9/30/2003                     18.40       21.34         - (4)       1.08 (8)      3.94
 Period from 8/15/2002 to 9/30/2002       15.63        2.29         - (4)         -  (7)(8)   1.32
CLASS R-5:
 Year ended 9/30/2003                     18.38       21.60         25           .76          4.49
 Period from 5/15/2002 to 9/30/2002       15.62        6.20         13           .29          2.17


                                            Year ended September 30
                                     2003     2002     2001     2000     1999
Portfolio turnover
 rate for all classes of shares       83%      48%      61%      52%      129%

(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Year ended 1999 is based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4)  Amount less than 1 million.
(5) Effective September 1, 2001, CRMC voluntarily reduced fees for investment advisory services. Had CRMC not reduced such fees, expense ratios for all share classes, on an annualized basis, would have been higher by .05 and .08 percentage points for the year ended September 30, 2003 and the period ended September 30, 2002, respectively. For the period ended September 30, 2001, expense ratios for all share classes would have been higher by .01 percentage points.
(6)  Annualized.
(7)  Amount less than .01 percent.
(8) During the start-up period for this class, CRMC voluntarily agreed to pay a portion of the fees relating to transfer agent services. Had CRMC not paid such fees, expense ratios would have been 2.10%, 2.86%, 1.68% and 2.65% for classes R-1, R-2, R-3 and R-4, respectively, during the year ended September 30, 2003, and .54%, 1.71%, .56% and 35.47% for classes R-1, R-2,
     R-3 and R-4, respectively, during the period ended September 30, 2002.


INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF CAPITAL WORLD BOND FUND, INC.:

We have audited the accompanying statement of assets and liabilities of Capital World Bond Fund, Inc. (the "Fund"), including the investment portfolio, as of September 30, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Capital World Bond Fund, Inc. as of September 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Los Angeles, California
November 7, 2003


TAX INFORMATION (unaudited)

We are  required  to advise  you within 60 days of the  fund's  fiscal  year-end
regarding  the  federal  tax  status  of  certain   distributions   received  by
shareholders during such fiscal year.

Corporate shareholders may exclude up to 70% of qualifying dividends received during the year. For purposes of computing this exclusion, 1% of the dividends paid by the fund from net investment income represent qualifying dividends.

Certain states may exempt from income taxation that portion of the dividends paid from net investment income that was derived from direct U.S. government obligations. For purposes of computing this exclusion, 5% of the dividends paid by the fund from net investment income were derived from interest on direct U.S. government obligations.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

SINCE THE INFORMATION ABOVE IS REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2004 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2003 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.

                                     PART C
                                OTHER INFORMATION

                          CAPITAL WORLD BOND FUND, INC.

Item 23.          Exhibits

     (a) Copy of Articles of Incorporation and Articles of Amendment and Restatement - previously filed (see P/E Amendment No. 15 filed 12/30/97); Articles of Amendment to Articles of Incorporation and Articles Supplementary - previously filed (see P/E Amendment No. 19 filed 3/13/00; Articles Supplementary
- previously filed (see P/E Amendment No. 21 filed 3/13/01 and No. 23 filed 2/14/02)

     (b) Copy of By-laws - previously filed (see P/E Amendment No. 15 filed 12/30/97)

     (c) Form of share certificate - previously filed (see P/E Amendment No. 21 filed 3/13/01)

     (d) Form of Amended Investment Advisory and Service Agreement

     (e) Form of Amended and Restated Principal Underwriting Agreement - previously filed (see P/E Amendment No. 23 filed 2/14/02); and Form of Selling Group Agreement; form of Banking Selling Group Agreement; form of Omnibus addendum to the Selling Group Agreement (for retirement plan share classes (R shares) only); and form of Institutional Selling Group Agreement - previously filed (see P/E Amendment No. 24 filed 5/10/02)

     (f) None

     (g)  Form  of  Global  Custody   Agreement  -  previously  filed  (see  P/E
Amendment No. 22 filed 11/29/01)

     (h-1) Form of Amended and Restated Administrative Services Agreement - previously filed (see P/E Amendment No. 24 filed 5/10/02)

     (h-2) Amendment of Shareholder Services Agreement dated 8/1/02

     (i) Legal opinions - previously filed (see Pre-Effective Amendment No. 2 filed 7/31/87; Post-Effective Amendment No. 19 filed 3/13/00; No. 21 filed 3/13/01; No. 23 filed 2/14/02; and No. 24 filed 5/10/02)

     (j) Consent of Independent Auditors

     (k) None

     (l) Initial capital agreements - previously filed (see P/E Amendment No. 15 filed 12/30/97)

     (m) Forms of Plans of Distribution - previously filed (see P/E Amendment No. 15 filed 12/30/97; No. 19 filed 3/13/00; No. 21 filed 3/13/01; No. 23 filed
2/14/02; and No. 24 filed 5/10/02)

     (n) Form of Amended and Restated Multiple Class Plan - previously filed (see P/E Amendment No. 23 filed 2/14/02)

     (o) None

     (p) Code of Ethics




                                     Capital World Bond Fund, Inc. -- Pg C-1

Item 24.          Persons Controlled by or Under Common Control with Registrant

                  None


Item 25.          Indemnification

     Registrant is a joint-insured under Investment Advisor/Mutual Fund Errors and Omissions Policies which insure its officers and directors against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

     Article VIII of the Articles of Incorporation of the Fund provides that "The Corporation shall indemnify (1) its directors to the full extent provided by the general laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures provided by such laws;
(2) its officers to the same extent it shall indemnify its directors; and (3) its officers who are not directors to such further extent as shall be authorized by the Board of Directors and be consistent with law. The foregoing shall not limit the authority of the Corporation to indemnify other employees and agents. Any indemnification by the Corporation shall be consistent with the requirements of law, including the Investment Company Act of 1940."

     Subsection (b) of Section 2-418 of the General Corporation Law of Maryland empowers a corporation to indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of that fact that he is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation or enterprise, against expenses (including attorneys' fees), judgements, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

     Subsection (c) of Section 2-418 empowers a corporation to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the corporation to procure a judgement in its favor by reason of the fact that such person acted in any of the capacities set forth above, against expenses actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted under similar standards, except that no indemnification may be made in respect to any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the corporation unless and only to the extent that a court of equity or the court in which such action or suit was brought shall determine that despite the adjudication of liability such person is fairly and reasonably entitled to indemnity for such expenses which the court shall deem proper.

     Section 2-418 further provides that to the extent a director or officer of a corporation has been successful in the defense of any action, suit or proceeding referred to in subsections (b) and (c) or in the defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him in connection therewith; that indemnification provided for by Section 2-418 shall not be deemed exclusive of any other rights to which the indemnified party may be entitled; that the scope of indemnification extends to directors, officers,

                                     Capital World Bond Fund, Inc. -- Pg C-2

Item 25.          Indemnification (continued)

     employees or agents of a constituent corporation absorbed in a consolidation, or merger and persons serving in that capacity at the request of the constituent corporation for another; and empowers the corporation to purchase and maintain insurance on behalf of a director or officer of the corporation against any liability asserted against him or incurred by him in any such capacity or arising out of his status as such whether or not the corporation would have the power to indemnify him against such liabilities under
Section 2-418.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer of controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release No. 7221 (June 9,
1972) and No. 11330 (September 4, 1980).

Item 26.          Business and Other Connections of Investment Adviser

                  None


Item 27.          Principal Underwriters

     (a) American Funds Distributors, Inc. is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., The Investment Company of America, Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.




                                     Capital World Bond Fund, Inc. -- Pg C-3

(b)                 (1)                                       (2)                                      (3)

       Name and Principal                       Positions and Offices                         Positions and Offices
        Business Address                        with Underwriter                               with Registrant

       David L. Abzug                           Vice President                                        None
       27304 Park Vista Road
       Agoura Hills, CA 91376

       John A. Agar                             Vice President                                        None
       P.O. Box 7326
       Little Rock, AR 72217

       Dana W. Anderson                         Regional Vice President                               None
       200 E. Big Beaver Road
       Suite 116
       Troy, MI 48083

       Robert B. Aprison                        Senior Vice President                                 None
       2983 Bryn Wood Drive
       Madison, WI  53711

L      William W. Bagnard                       Vice President                                        None

       Shakeel A. Barkat                        Regional Vice President                               None
       1249 Pine Hill Drive
       Annapolis, MD 21401

       Steven L. Barnes                         Senior Vice President                                 None
       7490 Clubhouse Road
       Suite 100
       Boulder, CO  80301

       Thomas M. Bartow                         Vice President                                        None
       20 Cerchio Alto
       Henderson, NV 89011

L      Nancy J. Batlin                          Vice President                                        None

B      Carl R. Bauer                            Vice President                                        None


       Michelle A. Bergeron                     Senior Vice President                                 None
       4160 Gateswalk Drive
       Smyrna, GA 30080

       J. Walter Best, Jr.                      Vice President                                        None
       7003 Chadwick Drive, Suite 355
       Brentwood, TN 37027


                                     Capital World Bond Fund, Inc. -- Pg C-4


(b)                 (1)                                       (2)                                      (3)
       Joseph T. Blair                          Senior Vice President                                 None
       P.O. Box 3529
       148 E. Shore Avenue
       Groton Long Point, CT 06340

       John A. Blanchard                        Senior Vice President                                 None
       576 Somerset Lane
       Northfield, IL 60093

       Ian B. Bodell                            Senior Vice President                                 None
       P.O. Box 1665
       Brentwood, TN  37024-1665

       Bill Brady                               Regional Vice President                               None
       8368 Washington Blvd.
       Indianapolis, IN 46240

       Mick L. Brethower                        Senior Vice President                                 None
       601 E. Whitestone Blvd.
       Building 6, Suite 115
       Cedar Park, TX 78613

       C. Alan Brown                            Vice President                                        None
       4129 Laclede Avenue
       St. Louis, MO 63108

L      Sheryl M. Burford                        Assistant Vice President                              None

B      J. Peter Burns                           Vice President                                        None

       Steven Calabria                          Regional Vice President
       161 Bay Avenue
       Huntington Bay, NY 11743

       Cody Callaway                            Regional Vice President                               None
       9942 South 78th East Avenue
       Tulsa, OK 74133

       Matthew C. Carlisle                      Regional Vice President                               None
       4500 Fairvista Drive
       Charlotte, NC 28269

S      Kathleen D. Campbell                     Assistant Vice President                              None


                                     Capital World Bond Fund, Inc. -- Pg C-5


(b)                 (1)                                       (2)                                      (3)
       Damian F. Carroll                        Regional Vice President                               None
       40 Ten Acre Road
       New Britain, CT 06052

       Brian C. Casey                           Senior Vice President                                 None
       8002 Greentree Road
       Bethesda, MD  20817

       Victor C. Cassato                        Senior Vice President                                 None
       609 W. Littleton Blvd., Suite 310
       Littleton, CO  80120

       Christopher J. Cassin                    Senior Vice President                                 None
       19 North Grant Street
       Hinsdale, IL  60521

L      Denise M. Cassin                         Vice President                                        None

L      David D. Charlton                        Senior Vice President                                 None

L      Larry P. Clemmensen                      Director                                              None

L      Kevin G. Clifford                        Director, President and Co-Chief                      None
                                                Executive Officer

H      Cheri Coleman                            Vice President                                        None

       Ruth M. Collier                          Senior Vice President                                 None
       106 Central Park South, #10K
       New York, NY 10019

S      David Coolbaugh                          Vice President                                        None

       Carlo O. Cordasco                        Regional Vice President                               None
       101 Five Forks Lane
       Hampton, VA 23669

B      Josie Cortez                             Assistant Vice President                              None

       Thomas E. Cournoyer                      Vice President                                        None
       2333 Granada Blvd.
       Coral Gables, FL  33134

L      Michael D. Cravotta                      Assistant Vice President                              None


                                     Capital World Bond Fund, Inc. -- Pg C-6


(b)                 (1)                                       (2)                                      (3)
       Joseph G. Cronin                         Vice President                                        None
       1281 Fiore Drive
       Lake Forest, IL 60045

       William F. Daugherty                     Vice President                                        None
       1213 Redwood Hills Circle
       Carlisle, PA 17013

       Guy E. Decker                            Regional Vice President                               None
       2990 Topaz Lane
       Carmel, IN 46032

       Daniel J. Delianedis                     Vice President                                        None
       Edina Executive Plaza
       5200 Willson Road, Suite 150
       Edina, MN  55424

       James A. DePerno, Jr.                    Vice President                                        None
       91 Church Street
       East Aurora, NY 14052

L      Bruce L. DePriester                      Senior Vice President,                                None
                                                Treasurer and Controller

L      Dianne M. Dexter                         Assistant Vice President                              None

       Thomas J. Dickson                        Regional Vice President                               None
       108 Wilmington Court
       Southlake, TX 76092

       Michael A. DiLella                       Vice President                                        None
       P. O. Box 661
       Ramsey, NJ  07446

       G. Michael Dill                          Senior Vice President                                 None
       505 E. Main Street
       Jenks, OK  74037

       Kirk D. Dodge                            Senior Vice President                                 None
       2627 Mission Street
       San Marino, CA  91108

L      Michael J. Downer                        Secretary                                        Vice President


                                     Capital World Bond Fund, Inc. -- Pg C-7


(b)                 (1)                                       (2)                                      (3)
       Michael J. Dullaghan                     Regional Vice President                               None
       5040 Plantation Grove Lane
       Roanoke, VA 24012

B      J. Steven Duncan                         Senior Vice President                                 None

       Robert W. Durbin                         Vice President                                        None
       74 Sunny Lane
       Tiffin, OH  44883

I      Lloyd G. Edwards                         Senior Vice President                                 None

       Timothy L. Ellis                         Vice President                                        None
       1441 Canton Mart Road, Suite 9
       Jackson, MS 39211

       William F. Flannery                      Regional Vice President                               None
       One Union Avenue, 2nd Floor
       Sudbury, MA 01776

       John R. Fodor                            Senior Vice President                                 None
       15 Latisquama Road
       Southborough, MA  01772

L      Charles L. Freadhoff                     Vice President                                        None

       Daniel B. Frick                          Vice President                                        None
       845 Western Avenue
       Glen Ellyn, IL 60137

       Clyde E. Gardner                         Senior Vice President                                 None
       Route 2, Box 3162
       Osage Beach, MO  65065

L      Linda S. Gardner                         Vice President                                        None

B      Lori Giacomini                           Assistant Vice President                              None

B      Evelyn K. Glassford                      Vice President                                        None

       Jack E. Goldin                           Regional Vice President                               None
       3424 Belmont Terrace
       Davie, FL 33328


                                     Capital World Bond Fund, Inc. -- Pg C-8


(b)                 (1)                                       (2)                                      (3)
       Jeffrey J. Greiner                       Senior Vice President                                 None
       12210 Taylor Road
       Plain City, OH  43064


       Eric Grey                                Regional Vice President                               None
       601 Fisher Road
       N. Dartmouth, MA 02747

L      Paul G. Haaga, Jr.                       Director                                            Chairman

B      Mariellen Hamann                         Vice President                                        None

       Derek S. Hansen                          Regional Vice President                               None
       13033 Ridgedale Drive, #147
       Minnetonka, MN 55305

       David E. Harper                          Senior Vice President                                 None
       150 Old Franklin School Road
       Pittstown, NJ 08867

       Calvin L. Harrelson, III                 Regional Vice President                               None
       10200 Thomas Payne Circle
       Charlotte, NC 28277

H      Mary Pat Harris                          Vice President                                        None

       Robert J. Hartig, Jr.                    Regional Vice President                               None
       13563 Marjac Way
       McCordsville, IN 46055

       Steven J. Hipsley                        Regional Vice President                               None
       44 Tyler Drive
       Saratoga Springs, NY 12866

L      Russell K. Holliday                      Vice President                                        None

L      Kevin B. Hughes                          Assistant Vice President                              None

       Ronald R. Hulsey                         Senior Vice President                                 None
       6202 Llano
       Dallas, TX  75214

       Marc Ialeggio                            Regional Vice President                               None
       48 Tyrrel Court
       Danville, CA 94526


                                     Capital World Bond Fund, Inc. -- Pg C-9


(b)                 (1)                                       (2)                                      (3)
       Robert S. Irish                          Vice President                                        None
       1225 Vista Del Mar Drive
       Delray Beach, FL  33483

       Michael J. Johnston                      Director                                              None
       630 Fifth Avenue, 36th Floor
       New York, NY  10111

B      Damien M. Jordan                         Senior Vice President                                 None

       John P. Keating                          Vice President                                        None
       2285 Eagle Harbor Parkway
       Orange Park, FL 30073

L      Maria K. Khader                          Assistant Vice President                              None

       Andrew Kilbride                          Regional Vice President                               None
       3080 Tuscany Court
       Ann Arbor, MI 48103

       Dorothy Klock                            Vice President                                        None
       555 Madison Avenue, 29th Floor
       New York, NY 10022

L      Edward K. Klodt                          Vice President                                        None

       Dianne L. Koske                          Assistant Vice President                              None
       122 Clydesdale Court
       Hampton, VA 23666

B      Elizabeth K. Koster                      Vice President                                        None

       R. Andrew LeBlanc                        Regional Vice President                               None
       78 Eton Road
       Garden City, NY 11530

B      Karl A. Lewis                            Vice President                                        None

       T. Blake Liberty                         Vice President                                        None
       5506 East Mineral Lane
       Littleton, CO  80122

       Mark J. Lien                             Regional Vice President                               None
       1103 Tulip Tree Lane
       West Des Moines, IA 50266


                                     Capital World Bond Fund, Inc. -- Pg C-10


(b)                 (1)                                       (2)                                      (3)
L      Lorin E. Liesy                           Vice President                                        None

I      Kelle Lindenberg                         Assistant Vice President                              None

       Louis K. Linquata                        Regional Vice President                               None
       5214 Cass Street
       Omaha, NE 68132

LW     Robert W. Lovelace                       Director                                              None

       Brendan T. Mahoney                       Regional Vice President                               None
       1 Union Avenue, 2nd Floor
       Sudbury, MA 01776

       Stephen A. Malbasa                       Director, Senior Vice President                       None
       13405 Lake Shore Blvd.
       Cleveland, OH  44110

       Steven M. Markel                         Senior Vice President                                 None
       5241 South Race Street
       Greenwood Village, CO  80121

L      J. Clifton Massar                        Senior Vice President                                 None

L      Christopher McCarthy                     Assistant Vice President                              None

       James R. McCrary                         Regional Vice President                               None
       28812 Crestridge
       Rancho Palos Verdes, CA 90275

S      John V. McLaughlin                       Senior Vice President                                 None

L      Dan R. McMaster                          Assistant Vice President                              None

       Terry W. McNabb                          Vice President                                        None
       2002 Barrett Station Road
       St. Louis, MO  63131

       Scott M. Meade                           Regional Vice President                               None
       P.O. Box 122
       Rye Beach, NH 03871

       Monty L. Moncrief                        Regional Vice President                               None
       55 Chandler Creek Court
       The Woodlands, TX 77381




                                     Capital World Bond Fund, Inc. -- Pg C-11


(b)                 (1)                                       (2)                                      (3)
       Andrew J. Moscardini                     Regional Vice President                               None
       4073 Colleton Court
       Tallahassee, FL 32311

       William E. Noe                           Vice President                                        None
       115 Penn Warren Drive
       Suite #300, #379
       Brentwood, TN  37027

L      Heidi J. Novaes                          Vice President                                        None

       Peter A. Nyhus                           Vice President                                        None
       15345 Wilderness Ridge Road, NW
       Prior Lake, MN  55372

       Eric P. Olson                            Senior Vice President                                 None
       62 Park Drive
       Glenview, IL  60025

       Jeffrey A. Olson                         Regional Vice President                               None
       930 S. Cowley Street, #305
       Spokane, WA 99202

       Thomas A. O'Neil                         Regional Vice President                               None
       400 N. Woodlawn, Suite 202
       Woodlawn Central Office Building
       Wichita, KS 67208

       W. Burke Patterson, Jr.                  Regional Vice President                               None
       1643 Richland Avenue
       Baton Rouge, LA 70808

       Gary A. Peace                            Vice President                                        None
       291 Kaanapali Drive
       Napa, CA 94558

       Samuel W. Perry                          Regional Vice President                               None
       4340 East Indian School Road
       Suite 21
       Phoenix, AZ 85018

       David K. Petzke                          Vice President                                        None
       4016 Saint Lucia Street
       Boulder, CO 80301

                                     Capital World Bond Fund, Inc. -- Pg C-12


(b)                 (1)                                       (2)                                      (3)
       Fredric Phillips                         Senior Vice President                                 None
       175 Highland Avenue, 4th Floor
       Needham, MA  02494

B      Candance D. Pilgram                      Assistant Vice President                              None

       Carl S. Platou                           Senior Vice President                                 None
       7455 80th Place, S.E.
       Mercer Island, WA  98040

       Gregory S. Porter                        Assistant Vice President                              None
       630 Fifth Avenue, 36th Floor
       New York, NY  10111

S      Richard P. Prior                         Vice President                                        None

       Mike Quinn                               Regional Vice President                               None
       1035 Vintage Club Drive
       Duluth, GA 30097

       Mark S. Reischmann                       Regional Vice President                               None
       5485 East Mineral Lane
       Centennial, CO 80122

       Steven J. Reitman                        Senior Vice President                                 None
       212 The Lane
       Hinsdale, IL  60521

       Brian A. Roberts                         Vice President                                        None
       214-A 50th Street
       Virginia Beach, VA 23451

L      Julie D. Roth                            Vice President                                        None

L      James F. Rothenberg                      Director                                              None

       Romolo D. Rottura                        Regional Vice President                               None
       233 Glenhaven Court
       Swedesboro, NJ 08085

       Douglas F. Rowe                          Vice President                                        None
       414 Logan Ranch Road
       Georgetown, TX  78628


                                     Capital World Bond Fund, Inc. -- Pg C-13


(b)                 (1)                                       (2)                                      (3)
       Christopher S. Rowey                     Vice President                                        None
       10538 Cheviot Drive
       Los Angeles, CA  90064

L      Dean B. Rydquist                         Senior Vice President                                 None

       Richard R. Samson                        Senior Vice President                                 None
       4604 Glencoe Avenue, #4
       Marina del Rey, CA  90292

       Paul V. Santoro                          Regional Vice President                               None
       62 Mt. Vernon Street
       Boston, MA 02108

       Joseph D. Scarpitti                      Senior Vice President                                 None
       31465 St. Andrews
       Westlake, OH  44145

       Shane D. Schofield                       Regional Vice President                               None
       201 McIver Street
       Greenville, SC 29601

S      Sherrie L. Senft                         Vice President                                        None

       Arthur M. Sgroi                          Regional Vice President                               None
       76 Fields End Drive
       Glenmont, NY 12077

L      R. Michael Shanahan                      Director                                              None

L      Michael J. Sheldon                       Assistant Vice President                              None

       Daniel S. Shore                          Regional Vice President                               None
       1715 North Vine Street
       Chicago, IL 60614

       Brad Short                               Vice President                                        None
       1601 Seal Way
       Seal Beach, CA 90740

       David W. Short                           Chairman of the Board and                             None
       1000 RIDC Plaza, Suite 212               Co-Chief Executive Officer
       Pittsburgh, PA 15238


                                     Capital World Bond Fund, Inc. -- Pg C-14


(b)                 (1)                                       (2)                                      (3)
       William P. Simon, Jr.                    Senior Vice President                                 None
       P.O. Box 426
       Devon, PA 19333

L      Connie F. Sjursen                        Vice President                                        None

       Jerry L. Slater                          Regional Vice President                               None
       1820 38th Avenue E.
       Seattle, WA 98112

       Rodney G. Smith                          Senior Vice President                                 None
       15851 Dallas Parkway, Suite 500
       Dallas, TX 75001-6016

       Anthony L. Soave                         Vice President                                        None
       3780 Foxglove Court NE
       Grand Rapids, MI 49525

L      Therese L. Soullier                      Vice President                                        None

       Nicholas D. Spadaccini                   Vice President                                        None
       855 Markley Woods Way
       Cincinnati, OH  45230

L      Kristen J. Spazafumo                     Assistant Vice President                              None

       Daniel S. Spradling                      Senior Vice President                                 None
       181 Second Avenue
       Suite 228
       San Mateo, CA  94401

B      Raymond Stein                            Assistant Vice President                              None

LW     Eric H. Stern                            Director                                              None

       Brad Stillwagon                          Vice President                                        None
       2438 Broadmeade Road
       Louisville, KY 40205

B      Max D. Stites                            Vice President                                        None

L      David K. Stone                           Assistant Vice President                              None


                                     Capital World Bond Fund, Inc. -- Pg C-15


(b)                 (1)                                       (2)                                      (3)
       Thomas A. Stout                          Vice President                                        None
       1004 Ditchley Road
       Virginia Beach, VA 23451

       Craig R. Strauser                        Vice President                                        None
       3 Dover Way
       Lake Oswego, OR  97034

       Francis N. Strazzeri                     Senior Vice President                                 None
       3021 Kensington Trace
       Tarpon Springs, FL 34689

L      Lisa F. Swaiman                          Senior Vice President                                 None

L      Libby J. Syth                            Assistant Vice President                              None

L      Drew W. Taylor                           Assistant Vice President                              None

       Gary J. Thoma                            Regional Vice President                               None
       401 Desnoyer
       Kaukauna, WI 54130

       Cynthia M. Thompson                      Regional Vice President                               None
       4 Franklin Way
       Ladera Ranch, CA 92694

L      James P. Toomey                          Vice President                                        None

I      Christopher E. Trede                     Vice President                                        None

       George F. Truesdail                      Senior Vice President                                 None
       400 Abbotsford Court
       Charlotte, NC  28270

       Scott W. Ursin-Smith                     Vice President                                        None
       60 Reedland Woods Way
       Tiburon, CA  94920

S      Cindy Vaquiax                            Assistant Vice President                              None

       J. David Viale                           Vice President                                        None
       39 Old Course Drive
       Newport Beach, CA 92660

L      Patricia A. Vogt                         Assistant Vice President                              None


                                     Capital World Bond Fund, Inc. -- Pg C-16


(b)                 (1)                                       (2)                                      (3)
       Gerald J. Voss                           Regional Vice President                               None
       The Pines at Four Hills
       3900 S. Southeastern Ave., #304
       Sioux Falls, SD 57103

L      Wendy A. Wainwright                      Assistant Vice President                              None

L      Jordan Wallens                           Regional Vice President                               None

       Thomas E. Warren                         Vice President                                        None
       119 Faubel
       Sarasota, FL  34242

L      J. Kelly Webb                            Senior Vice President                                 None

       Gregory J. Weimer                        Senior Vice President                                 None
       206 Hardwood Drive
       Venetia, PA  15367

B      Timothy W. Weiss                         Director                                              None

SF     Gregory W. Wendt                         Director                                              None

       George J. Wenzel                         Vice President                                        None
       251 Barden Road
       Bloomfield Hills, MI 48304

       Brian Whalen                             Regional Vice President                               None
       4072 Yellow Ginger Glen
       Norcross, GA 30092

H      J. D. Wiedmaier                          Assistant Vice President                              None

L      N. Dexter Williams, Jr.                  Senior Vice President                                 None

       Andrew L. Wilson                         Regional Vice President                               None
       11163 Rich Meadow Drive
       Great Falls, VA 22066

       Timothy J. Wilson                        Vice President                                        None
       460 Valleybrook Road
       McMurray, PA  15317

B      Laura L. Wimberly                        Vice President                                        None


                                     Capital World Bond Fund, Inc. -- Pg C-17


(b)                 (1)                                       (2)                                      (3)
H      Marshall D. Wingo                        Director, Senior Vice President                       None

       Kurt A. Wuestenberg                      Regional Vice President                               None
       975 Arboretum Drive
       Saline, MI 48176

       William R. Yost                          Senior Vice President                                 None
       9320 Overlook Trail
       Eden Prairie, MN  55347

       Jason P. Young                           Regional Vice President                               None
       11141 Whitetail Lane
       Olathe, KS 66061

       Jonathan A. Young                        Regional Vice President                               None
       329 Downing Drive
       Chesapeake, VA 23322

       Scott D. Zambon                          Regional Vice President                               None
       2178 Pieper Lane
       Tustin Ranch, CA 92782
__________
L        Business Address, 333 South Hope Street, Los Angeles, CA  90071
LW       Business Address, 11100 Santa Monica Blvd., 15th Floor, Los Angeles, CA  90025
B        Business Address, 135 South State College Boulevard, Brea, CA  92821
S        Business Address, 3500 Wiseman Boulevard, San Antonio, TX  78251
SF       Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105-1016
H        Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I        Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240

(c)      None




                                     Capital World Bond Fund, Inc. -- Pg C-18

Item 28.          Location of Accounts and Records

     Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Registrant's investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071, and/or 135 South State College Boulevard, Brea, California 92821.

     Registrant's records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 135 South State College Boulevard, Brea, California 92821; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, VA 23513.

     Registrant's records covering portfolio transactions are maintained and kept by its custodian, JPMorgan Chase Bank, 270 Park Avenue, New York, New York 10017-2070.


Item 29.          Management Services

                  None


Item 30.          Undertakings

                  n/a

                                     Capital World Bond Fund, Inc. -- Pg C-19

                             SIGNATURE OF REGISTRANT

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California, on the 24th day of November, 2003.

CAPITAL  WORLD BOND FUND,  INC.


By /s/ Paul G. Haaga,  Jr.
(Paul G. Haaga,  Jr., Chairman of the Board)

     Pursuant to the requirements of the Securities Act of 1933, this amendment to Registration Statement has been signed below on November 24, 2003, by the following persons in the capacities indicated.


         Signature                                             Title

(1)      Principal Executive Officer:

          /s/ Abner D. Goldstine                        President and Director
            (Abner D. Goldstine)

(2)      Principal Financial Officer and Principal Accounting Officer:

          /s/ Sharon G. Moseley                              Treasurer
            (Sharon G. Moseley)

(3)      Directors:

         Richard G. Capen, Jr.*                              Director
         H. Frederick Christie*                              Director
         Don R. Conlan*                                      Director
         Diane C. Creel*                                     Director
         Martin Fenton*                                      Director
         Leonard R. Fuller*                                  Director

          /s/ Abner D. Goldstine                     President and Director
            (Abner D. Goldstine)

          /s/ Paul G. Haaga, Jr.                      Chairman and Director
            (Paul G. Haaga, Jr.)

         Richard G. Newman*                                  Director
         Frank M. Sanchez*                                   Director

*By       /s/ Julie F. Williams
         Julie F. Williams, Attorney-in-Fact

     Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).

/s/ Anya J. Griffith
(Anya J. Griffith)

                                     Capital World Bond Fund, Inc. -- Pg C-20